     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 8, 2015



                                                            FILE NOS. 333-197658
                                                                       811-21262
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                   FORM N-4
                                 ------------



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]
                        PRE-EFFECTIVE AMENDMENT NO.                          [ ]
                      POST-EFFECTIVE AMENDMENT NO. 1                         [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 174                               [X]


                        (Check Appropriate Box or Boxes)
                                 ------------
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)


                         METLIFE INSURANCE COMPANY USA

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277

        (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code

                                 (212) 578-9500

                    (Name and Address of Agent for Service)
                                 ------------
                              ERIC T. STEIGERWALT
                                   PRESIDENT

                         METLIFE INSURANCE COMPANY USA

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                                 ------------
                                   COPIES TO:
                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                             Suite 1100-East Tower
                           Washington, D.C. 20005-331
                                 ------------

                 Approximate Date of Proposed Public Offering:
              On May 1, 2015 or as soon thereafter as practicable.

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2015 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts
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THE VARIABLE ANNUITY CONTRACT
ISSUED BY

METLIFE INSURANCE COMPANY USA


AND

METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

METLIFE ACCUMULATION ANNUITY


MAY 1, 2015


This prospectus describes the modified single premium deferred variable annuity contract offered by MetLife Insurance Company USA (MetLife or we or us). The contract is offered for individuals and some tax-qualified and non-qualified retirement plans. The contract includes a guaranteed minimum accumulation benefit feature called the Preservation and Growth Rider (PGR) that, unless terminated, guarantees at a future date your Account Value will not be less than your Purchase Payment (adjusted for withdrawals). THIS FEATURE DOES NOT ESTABLISH OR GUARANTEE ANY MINIMUM RETURN FOR ANY INVESTMENT OPTION AND THE PGR AMOUNT DOES NOT REPRESENT AN AMOUNT OF MONEY AVAILABLE FOR WITHDRAWAL AND IS NOT USED TO CALCULATE ANY BENEFITS UNDER THE CONTRACT PRIOR TO THE PGR END DATE (EXCEPT AS A POTENTIAL DEATH BENEFIT AMOUNT UPON THE DEATH OF AN OWNER OR ANNUITANT IF OWNED BY A NON-NATURAL PERSON).

The annuity contract has a single investment choice. We may add additional Investment Options in the future. Your Account Value also may be allocated to the Fidelity VIP Money Market Portfolio (the "Money Market Portfolio") under certain circumstances, as described in "Purchase--Free Look". Please see page 11 for more information.



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR CLASS

Fidelity VIP FundsManager 60% Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Variable Annuity contract.

To learn more about the MetLife Variable Annuity contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 40 of this prospectus. For a free copy of the SAI, or for further information, call us at (866) 414-3259, or write the Annuity Service Office, P.O. Box 10366, Des Moines, IA 50306-0366.


THE CONTRACTS:

ARE NOT BANK DEPOSITS
ARE NOT FDIC INSURED
ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY ANY BANK OR CREDIT UNION
MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MAY 1, 2015

TABLE OF CONTENTS






INDEX OF SPECIAL TERMS..............................    3
HIGHLIGHTS..........................................    4
FEE TABLES AND EXAMPLES.............................    6
    Investment Option Expenses......................    8
    Examples........................................    9
    Condensed Financial Information.................    9
 1. THE ANNUITY CONTRACT............................   10
 2. PURCHASE........................................   11
    Purchase Payments...............................   11
    Allocation of Purchase Payments.................   11
    Free Look.......................................   11
    Accumulation Units..............................   12
    Replacement of Contracts........................   13
 3. INVESTMENT OPTIONS..............................   14
    Money Market Portfolio..........................   15
    Voting Rights...................................   15
    Substitution of Investment Options..............   15
 4. EXPENSES........................................   16
    Premium and Other Taxes.........................   18
    Income Taxes....................................   18
    Investment Option Expenses......................   19
 5. ANNUITY PAYMENTS (THE ANNUITY
       PERIOD)......................................   20
    Annuity Date....................................   20
    Additional Information..........................   21
 6. ACCESS TO YOUR MONEY............................   22
    Systematic Withdrawal Program...................   22
    Suspension of Payments or Exchanges.............   23


 7. LIVING BENEFIT..................................   24
 8. PERFORMANCE.....................................   27
 9. DEATH BENEFIT DURING THE
       ACCUMULATION PERIOD..........................   28
    Death Benefit...................................   28
    General Death Benefit Provisions................   28
    Spousal Continuation............................   29
10. FEDERAL INCOME TAX STATUS.......................   31
11. OTHER INFORMATION...............................   37
    MetLife Insurance Company USA...................   37
    The Separate Account............................   37
    Distributor.....................................   37
    Selling Firms...................................   38
       Compensation Paid to a Selling Firm..........   38
       Additional Compensation......................   38
    Requests and Elections..........................   38
       Confirming Transactions......................   39
    Cybersecurity...................................   40
    Ownership.......................................   40
    Legal Proceedings...............................   41
    Financial Statements............................   41
    Table of Contents of the Statement of Additional
       Information..................................   41
APPENDIX--Accumulation Unit Values..................   42

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page or pages indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page and are capitalized wherever they appear in the text.


  Account Value              12
  Accumulation Period        10
  Accumulation Unit          12
  Annuitant                  38
  Annuity Date               19
  Annuity Option             19
  Annuity Payments           19
  Annuity Period             10
  Annuity Service Office      5
  Beneficiary                38
  Business Day               11
  Contract Anniversary        4
  Contract Date            4,11
  Contract Year               4
  Free Look                  11
  Good Order                 37
  Investment Option          14
  Maturity Date              19
  Maximum PGR Fee Rate     6,16
  Money Market Portfolio      1
  Owner                      37
  PGR Amount                 23
  PGR End Date               23
  PGR Fee Rate               16
  PGR Payment                24
  Purchase Payment           11
  Separate Account           35

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. Your Account Value will be invested on a tax-deferred basis in the Fidelity VIP FundsManager 60% Portfolio. The contract is intended for retirement savings or other long-term investment purposes. The contract includes a guaranteed minimum accumulation benefit feature called the Preservation and Growth Rider (PGR) that guarantees at the PGR End Date your Account Value will not be less than your Purchase Payment (adjusted for withdrawals), provided that the specified conditions are met. (See "Living Benefit--Preservation and Growth Rider.")


We are obligated to pay all money we owe under the contracts, including death benefits, Annuity Payments, and any amount due under the PGR. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information--The Separate Account").

The contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the first seven Contract Years, we may assess a 2% withdrawal charge. Withdrawals negatively impact the benefits and guarantees provided by your contract. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. (A Contract Year is defined as a one-year period starting on the Contract Date, which is the date the contract is issued, and on each Contract Anniversary thereafter.) The Annuity Period occurs when you begin receiving regular Annuity Payments from your contract.

If you choose to annuitize the contract, your Annuity Payments will be made on a fixed basis. The amount of each payment will not change during the Annuity Period.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals on a tax-qualified and non-qualified basis. For any tax-qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax-qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.") In addition, for certain qualified contracts you may be required to take withdrawals to fulfill required minimum distributions (RMD withdrawals). The PGR may have limited usefulness in connection with such qualified contracts because withdrawals, including RMD withdrawals, will cause proportionate reductions to your PGR Amount (see "Living Benefit--Preservation and Growth Rider--PGR Amount"). You should consider whether the contract is appropriate for your circumstances.

STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, and requirements for unisex annuity rates. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Office.

FREE LOOK. You may cancel the contract by returning it with a written cancellation request within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We will return your Purchase Payment if required by law. A special option is available for California purchasers age 60 or older (see "Purchase--Free Look" for more information).

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the Accumulation Period, for tax purposes any earnings are deemed to come out first. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Annuity Period are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). A contract generally may have two Owners (both of whom must be individuals).

Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a non-qualified contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the PGR and the death benefit.

NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate a spousal Beneficiary's ability to continue the contract and the PGR.

INQUIRIES. If you need more information, please contact our Annuity Service Office at:

Annuity Service Office
PO Box 10366
Des Moines, IA 50306-0366
(866) 414-3259

ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Option and other contract-related documents.

Contact us at WWW.METLIFE-EDELIVERY.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or, if additional Investment Options are added in the future, transfer Account Value between Investment Options. State premium taxes of 0% to 3.5% may also be deducted.


Owner Transaction Expenses Table
Withdrawal Charge (Note 1)                           2%
(as a percentage of Purchase Payment withdrawn)
Transfer Fee (Note 2)                              $25
(First 12 per year)                                $ 0

Note 1. If an amount withdrawn during the first seven Contract Years is determined to include the withdrawal of any portion of the Purchase Payment, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses--Withdrawal Charge.")


Number of Complete Years from                    Withdrawal Charge
Contract Date                    (% of Purchase Payment withdrawn)
------------------------------- ----------------------------------
   0                                            2
   1                                            2
   2                                            2
   3                                            2
   4                                            2
   5                                            2
   6                                            2
   7 and thereafter                             0

Note 2. Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. MetLife is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Option fees and expenses.


Separate Account Annual Expenses
---------------------------------------------------------------------------
(as a percentage of average Account Value in the Separate Account)(Note 3)
Annual Mortality and Expense Charge                                         0.70%
 Maximum Preservation and Growth Rider (PGR) Fee Rate (Note 4)              1.80%
                                                                            ----
 Maximum Total Separate Account Annual Expenses Including PGR Charge        2.50%

Note 3. Separate Account Annual Expenses are not assessed during the Annuity Period of the contract.

Note 4. The PGR Fee Rate applied to your contract during any Contract Year will be less than or equal to the Maximum PGR Fee Rate. Your initial PGR Fee Rate is determined at the time the contract is issued and is stated in your contract. The Maximum PGR Fee Rate will not increase. If you elect an Optional Step Up, your PGR Fee Rate may increase to any rate less than or equal to the Maximum
PGR Fee Rate. (See "Living Benefit--Preservation and Growth Rider--Optional Step Up" and "Expenses--Separate Account Annual Expenses--Preservation and Growth Rider Fee Rate.")


The next table shows the total operating expenses charged by Investment Options which you may pay periodically during the time you own the contract. There is only one Investment Option available during the Accumulation Period. An Investment Option may impose a redemption fee in the future. More detail concerning an Investment Option's fees and expenses is contained in the prospectus for an Investment Option and in the following tables.


Total Annual Portfolio Expenses                                0.88%(1)
------------------------------------------------------------
(expenses that are deducted from Investment Option assets,
including management fees, 12b-1/service fees, and other
expenses)


Note 1. The total annual portfolio expenses of the Fidelity VIP FundsManager 60% Portfolio include the fees and expenses of the underlying portfolios (Acquired Fund Fees and Expenses).



For information concerning compensation paid for the sale of the contracts, see "Other Information--Distributor."

INVESTMENT OPTION EXPENSES

(as a percentage of the average daily net assets of an Investment Option)

The following table is a summary. For more complete information on Investment Option fees and expenses, please refer to the prospectus for the Investment Option. Acquired Fund Fees and Expenses are expenses incurred indirectly as a result of investing in shares of one or more underlying portfolios.





                                                                    Distribution
                                                                          and/or
                                                       Management        Service      Other
Investment Option                                             Fee   (12b-1) Fees   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio               0.25%          --           --
  Fidelity VIP Money Market Portfolio                   0.17%          --          0.10%



                                                        Acquired       Total                   Net Total
                                                       Fund Fees      Annual       Fee Waiver     Annual
                                                             and   Operation   and/or Expense  Operating
Investment Option                                       Expenses    Expenses    Reimbursement   Expenses
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INVESTOR
 CLASS
  Fidelity VIP FundsManager 60% Portfolio              0.63%       0.88%          0.05%         0.83%
  Fidelity VIP Money Market Portfolio                    --        0.27%           --           0.27%



Notes:
-----

The information shown in the table above was provided by the Investment Options and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Option's 2015 prospectus. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Option's board of directors or trustees, are not shown.

The Fidelity VIP FundsManager 60% Portfolio is a "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Option invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Separate Account Annual Expenses, and Investment Option fees and expenses.


The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the Maximum PGR Rate of 1.80% applies during all Contract Years and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.88% for the Fidelity VIP FundsManager 60% Portfolio. An example based on the Money Market Portfolio fees and expenses is not presented, because you generally may not allocate Purchase Payment or Account Value to the Money Market Portfolio (see "Purchase--Free Look" for more information). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


     (1) If you surrender your contract at the end of the applicable time period:


             TIME PERIODS
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $538  $1,211    $1,926    $3,638

     (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:


             TIME PERIODS
 1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $338  $1,031    $1,746    $3,638

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


CONDENSED FINANCIAL INFORMATION


Condensed financial information (Accumulation Unit value information) is located in "Appendix--Accumulation Unit Values" at the end of this prospectus.

1. THE ANNUITY CONTRACT


This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on the Annuity Date, a designated date that you select (but not later than the Maturity Date stated in your contract--see "Annuity Payments (The Annuity Period)"). Until you begin receiving Annuity Payments, your annuity is in the Accumulation Period. Once you begin receiving Annuity Payments, your contract switches to the Annuity Period.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax-qualified account (e.g. an IRA), the tax deferred accrual feature is provided by the tax-qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.") IN ADDITION, FOR CERTAIN QUALIFIED CONTRACTS YOU MAY BE REQUIRED TO TAKE WITHDRAWALS TO FULFILL REQUIRED MINIMUM DISTRIBUTIONS (RMD WITHDRAWALS). THE PGR MAY HAVE LIMITED USEFULNESS IN CONNECTION WITH SUCH QUALIFIED CONTRACTS BECAUSE WITHDRAWALS, INCLUDING RMD WITHDRAWALS, WILL CAUSE PROPORTIONATE REDUCTIONS TO YOUR PGR AMOUNT (SEE "LIVING BENEFIT--PRESERVATION AND GROWTH RIDER--PGR AMOUNT"). YOU SHOULD CONSIDER WHETHER THE CONTRACT IS APPROPRIATE FOR YOUR CIRCUMSTANCES.


The contract is called a variable annuity because, depending upon market conditions, you can make or lose money in the Investment Option offered, the Fidelity VIP FundsManager 60% Portfolio. The amount of money you are able to accumulate in your contract during the Accumulation Period depends upon the investment performance of the Investment Option. You bear the full investment risk for all amounts allocated to the Separate Account.

Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Annuity Period, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Annuity Period from a fixed Annuity Payment option of the contract generally will remain level for the entire Annuity Period. (Please see "Annuity Payments (The Annuity Period)" for more information.)

As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate the PGR, see "Living Benefit-- Preservation and Growth Rider--Terminating the PGR"). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information--Ownership."

All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

2. PURCHASE


PURCHASE PAYMENTS

A Purchase Payment is the money you give us to invest in the contract. The Purchase Payment is due on the date the contract is issued. You may not make additional Purchase Payments.

The minimum Purchase Payment we will accept is $25,000.

Generally, you may purchase a tax-qualified contract only with money transferred from a plan qualified under section 401(a) of the Internal Revenue Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a non-qualified contract with money from any source.

If you want to make a Purchase Payment of more than $1 million, you will need our prior approval.

We reserve the right to refuse a Purchase Payment made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks and corporate checks. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")

We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, and traveler's checks.

We reserve the right to reject any application. If you are exchanging more than one annuity contract or life insurance policy for this contract, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this contract, provided they are received within 90 days of the date the contract is issued. When you are purchasing a contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your contract will be issued on the date we first receive proceeds from your existing annuity contract or life insurance policy, or from any other source. The date we issue your contract is the Contract Date.

We reserve the right to revoke the contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received more than 90 days after the contract is issued. If the contract is revoked, we will return the Account Value without the application of any withdrawal charges.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fidelity VIP FundsManager 60% Portfolio (unless you are a California purchaser age 60 or older and elect to allocate your Purchase Payment to the Money Market Portfolio during the free look period, as described in "Free Look" below).


Once we receive any portion of your Purchase Payment and the necessary information, we will issue your contract and allocate the portion of your Purchase Payment received within two (2) Business Days. Additional payments identified in your application and received by us in the 90-day period after the contract is issued are added to your Purchase Payment and allocated within two Business Days of receipt. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within five (5) Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information--Requests and Elections.").


FREE LOOK

The law of the state in which your contract is issued or delivered provides you with the right to cancel the purchase of your contract for a limited period of time. The period varies by state, but is never less than 10 days from the day you receive your contract.

In some states the length of the Free Look period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your contract, we will notify you of the date on which your Free Look period ends.

If you have exchanged more than one annuity contract or life insurance policy for the contract or are funding the Purchase Payment for the contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. Your Free Look period will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested in the Fidelity VIP FundsManager 60% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). The receipt of subsequent proceeds will not extend or restart the Free Look period under the contract.


To cancel the purchase of your contract, return the contract to our Annuity Service Office before the end of the Free Look period, together with a written cancellation request. Depending on applicable law, we will promptly pay you either your Account Value or your Purchase Payment. Where we are required by state or federal law to return at least the amount of your Purchase Payment, we will pay you the greater of your Account Value or your Purchase Payment.


California Free Look Requirements for Purchasers Age 60 and Over. If you are a California purchaser aged 60 or older, you may allocate your Purchase Payment to the Money Market Portfolio during the free look period. After the free look period expires, your Account Value will automatically be transferred to the Fidelity VIP FundsManager 60% Portfolio (or, if we add additional Investment Options in the future, according to your most recent allocation instructions). If you allocate your Purchase Payment to the Money Market Portfolio and the contract is cancelled during the free look period, we will give you back your Purchase Payment. If you do not allocate your Purchase Payment to the Money Market Portfolio and the contract is cancelled during the free look period, you will only be entitled to a refund of the contract's Account Value, which may be less than the Purchase Payment.



ACCUMULATION UNITS

Your Account Value will go up or down depending upon the investment performance of the Investment Options. In order to keep track of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Option, the deduction of Separate Account annual expenses also affects an Investment Option's Accumulation Unit Value, as explained below.

Every Business Day, as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for the Investment Option by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:

  (1) dividing the net asset value per share of the Investment Option at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Option as of that day, by the net asset value per share of the Investment Option for the previous Business Day, and

  (2) multiplying it by one minus the daily equivalent of the Separate Account Annual Expenses for each day since the last Business Day and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.

When we receive any portion of the Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to the Investment Option by the value of the Accumulation Unit for the Investment Option.

A Purchase Payment is credited to a contract on the basis of the Accumulation Unit value next determined after receipt. A Purchase Payment received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. A Purchase Payment received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is closed, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).

  Example:
  --------


  On Monday we receive a Purchase Payment of $50,000 from you before 4:00 p.m. Eastern Time. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP FundsManager 60% Portfolio is $12.50. We then divide $50,000 by $12.50 and credit your contract on Monday night with 4000 Accumulation Units for the Fidelity VIP FundsManager 60% Portfolio.

ACCOUNT VALUE

Account Value is equal to the sum of your interests in the Investment Option. Your interest in an Investment Option is determined by multiplying the number of Accumulation Units for that Investment Option by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS

EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS

You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.

3. INVESTMENT OPTIONS


At this time the contract offers two Investment Options, the Money Market Portfolio and the Fidelity VIP FundsManager 60% Portfolio. However, the Money Market Portfolio is available only if you are a California purchaser age 60 or older and you elect to allocate your Purchase Payment to the Money Market Portfolio during the free look period, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over." Additional Investment Options may be available in the future.


YOU SHOULD READ THE PROSPECTUS FOR THIS FUND CAREFULLY. COPIES OF THE PROSPECTUS WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. You can obtain copies of the fund prospectus by calling us at: (866) 414-3259. You can also obtain information about the fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov. Certain funds described in the fund prospectus may not be available with your contract.

A summary of advisers, subadvisers, and investment objectives for the Investment Options are listed below. The investment objectives and policies of an Investment Option may be similar to the investment objectives and policies of other mutual funds that certain of the portfolio investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Option may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.

Shares of an Investment Option may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the Investment Option may conflict. The Investment Option will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

CERTAIN PAYMENTS WE RECEIVE FROM AN INVESTMENT ADVISER OR ITS AFFILIATES. An investment adviser or subadviser of an Investment Option, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to certain other variable insurance products we offer, and, in our role as an intermediary, with respect to the investment options in those products. We and our affiliates may profit from these payments. The amount of the payments we receive may be significant and is based on a percentage of assets of the investment options attributable to those other variable insurance products we and our affiliates issue.

Additionally, an investment adviser or subadviser of an Investment Option, or its affiliates, may provide us with wholesaling services that assist in the distribution of certain other variable insurance products we or our affiliates offer and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of those variable insurance products.

SELECTION OF INVESTMENT OPTIONS. We select the Investment Options offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we may consider is the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the PGR.

We review the Investment Options periodically and may remove an Investment Option or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from contract owners. In some cases, we include an Investment Option based on recommendations made by selling firms. These selling firms may receive payments from an Investment Option they recommend and may benefit accordingly from the allocation of Account Value to such Investment Option.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT OPTION. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF AN INVESTMENT OPTION.

INVESTMENT OPTION                      INVESTMENT OBJECTIVE                      INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- ---------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
 -- INVESTOR CLASS
Fidelity VIP FundsManager 60%          Seeks high total return.                  Strategic Advisers, Inc.
 Portfolio
Fidelity VIP Money Market Portfolio    Seeks as high a level of current income   Fidelity Management & Research
                                       as is consistent with preservation of     Company
                                       capital and liquidity.                    Subadviser: Fidelity Investments
                                                                                 Money Management, Inc.


MONEY MARKET PORTFOLIO. You may not choose to allocate or transfer Account Value to the Money Market Portfolio except as follows: you may elect to allocate your Purchase Payment to the Money Market Portfolio only during the free look period and only if you are a California purchaser age 60 or older, as described in "Purchase--Free Look--California Free Look Requirements for Purchasers Age 60 and Over."


VOTING RIGHTS

We are the legal owner of Investment Option shares. However, we believe that when an Investment Option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS

If investment in a particular Investment Option is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Option or Investment Options without your consent. The substituted Investment Option(s) may have different fees and expenses. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close an Investment Option to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. There will always be at least one Investment Option offered under the contract.

4. EXPENSES

There are charges and other expenses associated with the contract which reduce the return on your investment in the contract. These charges and expenses are:


SEPARATE ACCOUNT ANNUAL EXPENSES

Each day, we make a deduction for Separate Account Annual Expenses (the Annual Mortality and Expense charge and the Preservation and Growth Rider (PGR) Fee Rate, each described below). We do this as part of our calculation of the value of the Accumulation Units. Total Separate Account Annual Expenses will not exceed 2.50%. If the Separate Account Annual Expense charges are inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charges exceed the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ANNUAL MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 0.70% of the average daily net asset value of each Investment Option. This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract.

PRESERVATION AND GROWTH RIDER (PGR) FEE RATE. The contract is issued with a guaranteed minimum accumulation benefit called the Preservation and Growth Rider (PGR). We assess a daily charge for the PGR equal to your current PGR Fee Rate that will not exceed the Maximum PGR Fee Rate. The Maximum PGR Fee Rate is equal, on an annual basis, to 1.80% of the average daily net asset value of each Investment Option. This charge compensates us for the risks we assume in providing the guarantees under the PGR. If the PGR is terminated according to its terms, we will no longer assess the charge for the PGR effective the Business Day following the date of termination.

ONCE YOUR CONTRACT IS ISSUED, YOUR PGR FEE RATE WILL NOT CHANGE UNLESS YOU ELECT AN OPTIONAL STEP UP AND IT TAKES EFFECT, AS DESCRIBED BELOW (see "Increases to PGR Fee Rate").

Initial PGR Fee Rate. The initial PGR Fee Rate applicable to new contract
---------------------
purchases is determined in our sole discretion based on current economic factors including interest rates and equity market volatility but will not exceed the Maximum PGR Fee Rate. Generally, the rate may increase if there is an increase in equity market volatility, a decrease in prevailing interest rates, or both. This rate structure is intended to help us provide the guarantees under the rider. This initial PGR Fee Rate for new contracts may be higher or lower than the PGR Fee Rate for existing contracts, but your PGR Fee Rate will not change as a result. See the first hypothetical example below.

The initial PGR Fee Rate applicable to new contract purchases is set forth in a supplement to this prospectus. The supplement indicates the PGR Fee Rate, its effective period, and the date by which your application must be signed and dated for a contract to be issued with that PGR Fee Rate. Approximately three weeks before the end of the indicated effective period, the PGR Fee Rate for the next effective period will be disclosed in a new prospectus supplement. In order to get the PGR Fee Rate indicated in a prospectus supplement, your application must be signed and dated on or before the last day of the effective period noted in that supplement.

Increases to PGR Fee Rate. If you elect an Optional Step Up, we may increase
--------------------------
your PGR Fee Rate applicable beginning the first Business Day after the Contract Anniversary on which the Optional Step Up takes effect. If we increase your PGR Fee Rate upon an Optional Step-Up, your new PGR Fee Rate will be a rate we choose and will not exceed the lower of (a) 1.80% (the Maximum PGR Fee
Rate) or b) the initial PGR Fee Rate applicable to the same rider with the same benefits, if available, for new contracts purchased at the time of the Optional Step Up. Your PGR Fee Rate will not decrease, even if the initial PGR Fee Rate applicable to new contracts at the time of the Optional Step Up is lower than your PGR Fee Rate. See the hypothetical examples below.

In the event you are eligible for an Optional Step Up, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary. This communication will state your Account Value and PGR Amount as of the date it is generated, as well as the PGR Fee Rate that will apply if the Optional Step Up is elected and takes effect. If you elect an Optional Step Up and as a result your PGR Fee Rate is increased, the new PGR Fee Rate also will be indicated on the statement confirming your Optional Step Up, and thereafter your PGR Fee Rate will remain the same unless you elect another Optional Step Up on a future Contract Anniversary and another increase to your PGR Fee Rate is applicable. If you are considering an Optional Step Up and have any questions about the PGR Fee Rate that may apply, please speak with your financial representative or contact us directly. You may cancel an Optional Step-Up as described in "Living Benefits--Preservation and Growth Rider--Optional Step Up--Cancelling an Optional Step Up."

  Examples:
  ---------

  Assume you elect to purchase a contract on June 1. Assume on or about May 1 prior to your purchase, we declared an initial PGR Fee Rate of 1.20% for new contract purchases. The Maximum PGR Fee Rate is 1.80%.

  New purchase. Your PGR Fee Rate will be 1.20% and will remain at that level unless you elect an Optional Step Up. Your PGR Fee Rate may increase upon an Optional Step Up (see below) but it will never be higher than 1.80%.

  Optional Step Up. The following table shows how your PGR Fee Rate can be affected if you elect an Optional Step Up in different hypothetical circumstances:


Your PGR Fee Rate                               Your PGR Fee Rate
before                                          after
------------------- PGR Fee Rate                ----------------------------------
Optional Step Up    for new contracts           Optional Step Up
                                                We may declare a rate applicable
                                                upon Optional Step Up greater
  1.20%             1.50%                       than 1.20% and less than or equal
                                                to 1.50%, or we may elect not to
                                                increase your rate.
                                                Your PGR Fee Rate will not
  1.20%             0.95%
                                                increase.
                                                We may declare a rate applicable
                                                upon Optional Step Up greater
                                                than 1.20% and less than or equal
  1.20%             Rider is no longer offered
                                                to 1.80% (the Maximum PGR Fee
                                                Rate), or we may elect not to
                                                increase your rate.

WITHDRAWAL CHARGE


We impose a withdrawal charge, except as described below, during the first seven Contract Years to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described below, if permissible under tax law.

During the Accumulation Period, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any portion of the Purchase Payment, a withdrawal charge is assessed against the portion of the Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

  (1) Earnings in your contract (earnings are equal to your Account Value, less any portion of the Purchase Payment not previously withdrawn); then

  (2) The free withdrawal amount described below (deducted from any portion of the Purchase Payment not previously withdrawn); then

  (3) Any portion of the Purchase Payment not previously withdrawn until the entire Purchase Payment has been withdrawn.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:


Number of Complete Years from                    Withdrawal Charge
Contract Date                    (% of Purchase Payment withdrawn)
------------------------------- ----------------------------------
   0                                            2
   1                                            2
   2                                            2
   3                                            2
   4                                            2
   5                                            2
   6                                            2
   7 and thereafter                             0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the Account Value is smaller than the Purchase Payment, the withdrawal charge only applies up to the Account Value.

We do not assess the withdrawal charge on any amounts paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from a tax-qualified contract in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.

Free Withdrawal Amount. The free withdrawal amount for each Contract Year is equal to 10% of the Purchase Payment, less the total free withdrawal amount previously withdrawn in the same Contract Year. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


PREMIUM AND OTHER TAXES

We reserve the right to deduct from the Purchase Payment, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE

Currently, the contract offers only one Investment Option. In the future, we may make additional Investment Options available, in which case you may be able to transfer Account Value between Investment Options. We currently allow unlimited transfers without charge during the Accumulation Period. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. The transfer fee is deducted from the Investment Option from which the transfer is made. However, if the entire interest in an Investment Option is being transferred, the transfer fee will be deducted from the amount which is transferred.


INCOME TAXES

We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of each Investment Option, which are described in the fee table in this prospectus and the Investment Option prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Option.

5. ANNUITY PAYMENTS (THE ANNUITY PERIOD)


ANNUITY DATE

Under the contract you can receive regular monthly fixed income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract. Annuity Payments must begin no later than the Maturity Date stated in your contract, which generally is the later of (a) the first day of the calendar month on or after the Contract Anniversary on or after the oldest Owner's (or, for contracts owned by certain trusts, the oldest Annuitant's) 95th birthday or (b) 10 years from the Contract Date.

When you purchase the contract, the Annuity Date will be the Maturity Date. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current administrative procedures).

PLEASE BE AWARE THAT IF YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT, AND ANNUITIZING ANY PORTION OF YOUR CONTRACT
                                           -----------
TERMINATES THE PRESERVATION AND GROWTH RIDER AND MAY SIGNIFICANTLY REDUCE THE DEATH BENEFIT.


ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. You can select an Annuity Option at any time before the Annuity Date with 30 days' notice to us.

You will receive the Annuity Payments during the Annuity Period. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments. The dollar amount of each Annuity Payment generally will not change. Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments.

If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or Joint Annuitant are alive (such as Options 2 and 5 below) or that guarantee the complete return of the Account Value applied to the Annuity Option (such as Options 3 and 6) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 4 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.

You may choose one of the six Annuity Options described below or any other Annuity Option acceptable to us. Unless you elect another Annuity Option prior to the Annuity Date, the contract will default to Annuity Option 3--Life Annuity with Cash Refund. After Annuity Payments begin, you cannot change the Annuity Option.

  ANNUITY OPTION 1 -- LIFE ANNUITY

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.

  ANNUITY OPTION 2 -- LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS
  GUARANTEED

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.

  ANNUITY OPTION 3 -- LIFE ANNUITY WITH CASH REFUND

  Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, the total amount of Annuity Payments we have made is less than the Account Value applied to the Annuity Option, we will pay the Beneficiary in a lump sum the difference between the two amounts.

  ANNUITY OPTION 4 -- JOINT AND LAST SURVIVOR ANNUITY

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.

  ANNUITY OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the Joint Annuitant, we have made Annuity Payments for less than 10 years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10-year period.

  ANNUITY OPTION 6 -- JOINT AND LAST SURVIVOR ANNUITY WITH CASH REFUND

  Under this option, we will make Annuity Payments so long as the Annuitant and a second person (Joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the Joint Annuitant, the total amount of Annuity Payments we have made is less than the Account Value applied to the Annuity Option, we will pay the Beneficiary in a lump sum the difference between the two amounts.


ADDITIONAL INFORMATION

If your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.

We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If an Annuitant's age or sex has been misstated, we will adjust the amount of monthly annuity income to the amount that would have been provided at the correct age or sex. Once annuity income has begun, any overpayments or underpayments, with interest at the rate stated in your contract, will be, as appropriate, deducted from or added to the payment or payments made after the adjustment.

In the event that you purchased the contract as a tax-qualified contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. Under certain circumstances, you may satisfy those requirements by electing an annuity option. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death. (See "Federal Income Tax Status" and the Statement of Additional Information for more details.)

6. ACCESS TO YOUR MONEY


You can have access to the money in your contract by making a withdrawal (either a partial or a complete withdrawal) or by electing to receive Annuity Payments. Your Beneficiary can have access to the money in the contract when a death benefit is paid or as applicable to the Annuity Options described under "Annuity Payments (The Annuity Period)--Annuity Options" which provide for continuing Annuity Payments or a cash refund upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Period. When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal, less any applicable withdrawal charge.

We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a complete withdrawal.

ANY WITHDRAWAL CAUSES A PROPORTIONAL REDUCTION IN THE PGR AMOUNT. THIS REDUCTION IN THE PGR AMOUNT MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE PGR AMOUNT (SEE "LIVING BENEFIT--
PRESERVATION AND GROWTH RIDER").

Currently the contract offers a single investment choice. If we add additional Investment Options in the future, any partial withdrawal will be made pro rata from the Investment Option(s) you selected unless you instruct us otherwise.

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal less any applicable withdrawal charge and less any premium or other tax.

Under most circumstances the amount of any partial withdrawal must be at least $500. You may request partial withdrawals by submitting a request to our Annuity Service Office. (See "Other Information--Requests and Elections."). You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.

We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

In order to withdraw all or part of your Account Value, you must submit a request to our Annuity Service Office. (See "Other Information--Requests and Elections."). We have to receive your withdrawal request in our Annuity Service Office prior to the Annuity Date or Owner's death. If we are presented in Good Order with notification of the death of the Owner before any requested transaction is completed (including transactions under Systematic Withdrawal Programs), we will cancel the request.

There may be limits to the amount you can withdraw from certain tax-qualified contracts. (See "Federal Income Tax Status.")

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses--Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the PGR Amount (see "Living Benefit--Preservation and Growth Rider--PGR Amount). The withdrawal could have a significant negative impact on the death benefit and PGR Amount.


SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock

Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)

We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


SUSPENSION OF PAYMENTS OR EXCHANGES

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

  o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

  o  trading on the New York Stock Exchange is restricted;

  o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Options is not reasonably practicable or we cannot reasonably value the shares of the Investment Options;

  o or during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

7. LIVING BENEFIT


PRESERVATION AND GROWTH RIDER (PGR)

The Preservation and Growth Rider (PGR) guarantees that your Account Value will not be less than a minimum guaranteed amount at a specified date (the "PGR End Date") at least 10 years from the Contract Date. If your Account Value is less than the minimum guaranteed amount at the PGR End Date, we will apply an additional amount to increase your Account Value so that it is equal to the minimum guaranteed amount. THE PGR DOES NOT ESTABLISH OR GUARANTEE ANY MINIMUM RETURN FOR ANY INVESTMENT OPTION.

This benefit is intended to protect you against poor investment performance during the Accumulation Period of your contract.

PGR AMOUNT. The PGR guarantees at the PGR End Date (described below), your Account Value will be at least equal to the Purchase Payment, less proportional reductions for any withdrawals (and related withdrawal charges) made at any time before the PGR End Date. This minimum guaranteed amount is the "PGR Amount." The PGR Amount is used only to determine the amount of any benefit payable under the PGR.

The initial PGR Amount is equal to the Purchase Payment. When you make a withdrawal from the contract, the PGR Amount is reduced in the same proportion the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE PGR AMOUNT. The PGR Amount may be increased by an Optional Step Up, as described below.

  Example:
  --------

  Assume your Account Value is $100,000 and your PGR Amount is $150,000, prior to making a $10,000 withdrawal (including any applicable withdrawal charge) from the contract. The total withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be reduced by the dollar amount of the withdrawal to $90,000 and your PGR Amount would be reduced by 10% of the PGR Amount ($15,000) to $135,000.

THE PGR AMOUNT DOES NOT REPRESENT AN AMOUNT OF MONEY AVAILABLE FOR WITHDRAWAL AND IS NOT USED TO CALCULATE ANY BENEFITS UNDER THE CONTRACT PRIOR TO THE PGR END DATE (EXCEPT AS A POTENTIAL DEATH BENEFIT AMOUNT UPON THE DEATH OF AN OWNER OR ANNUITANT IF OWNED BY A NON-NATURAL PERSON).


OPTIONAL STEP UP. On any Contract Anniversary prior to the 86th birthday of the Owner or oldest Joint Owner (or oldest Annuitant if the Owner is a non-natural person), you may elect an Optional Step Up by written notice to us in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Office). In the event you are eligible for an Optional Step Up, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary. This communication will state your Account Value and PGR Amount as of the date it is generated, as well as the PGR Fee Rate that will apply if the Optional Step Up is elected and takes effect. The Optional Step Up will take effect on the Contract Anniversary following our receipt of your request (if your Contract Anniversary is not on a Business Day, the Optional Step Up will take effect on the next Business Day).


If you elect an Optional Step Up and it takes effect, it:

  o will reset the PGR Amount to the Account Value on the date of the Optional Step Up. The Account Value on the date the Optional Step Up takes effect will be treated as a single Purchase Payment received on that date for purposes of determining the PGR Amount;

  o will reset the PGR End Date to the Contract Anniversary that is 10 years from the date the Optional Step Up takes effect; and

  o may increase the PGR Fee Rate to a rate we determine that does not exceed the Maximum Optional Step Up PGR Fee Rate, provided that this rate also will not exceed the rate currently applicable to the same rider with the same benefits, if available, for new contract purchases at the time of the Optional Step Up. If the rate currently applicable for an Optional Step Up is lower or equal to your PGR Fee Rate, your rate will not change. Your PGR Fee Rate cannot decrease as a result of an Optional Step Up (see "Expenses--Preservation and Growth Rider (PGR) Fee Rate").

  Example:
  --------

  Assume your Purchase Payment was $100,000. Your initial PGR Amount was $100,000. Assume at your fifth Contract Anniversary your Account Value has increased to $130,000 due to positive market performance, and you elect an Optional Step Up, and it takes effect. The effect of the Optional Step Up would be:

     (1) Your PGR Amount is increased from $100,000 to $130,000;

     (2) Your PGR End Date is reset to 10 years from the fifth Contract
                Anniversary; and

     (3) Your PGR Fee Rate may be increased, as described above and under
                "Expenses--Preservation and Growth Rider (PGR) Fee Rate--Increases to PGR Fee Rate."

Cancelling an Optional Step-Up. You may cancel an Optional Step Up before it
-------------------------------
takes effect by written notice to us prior to the Contract Anniversary on which the step up would take effect. After an Optional Step Up takes effect, you may cancel that Optional Step Up in accordance with our administrative procedures by providing written notice to us within 15 days after the date the Optional Step Up takes effect. The cancellation of an Optional Step Up will reverse the step up that just occurred. If an Optional Step Up is cancelled, your PGR Amount and PGR End Date will revert to the PGR Amount and PGR End Date that applied prior to being reset. If an Optional Step Up resulted in an increase to your PGR Fee Rate, your Account Value will be adjusted as if the Total Annual Separate Account Charge in effect prior to the step up had applied during the period between the date of the step up and the date of cancellation.

PGR END DATE. The Contract Anniversary that is 10 years from the later of (a)
                                                                 ------
the Contract Date or (b) the date the most recent Optional Step Up is elected and takes effect. We will not deduct the PGR charge after the PGR End Date.

PGR PAYMENT. At the PGR End Date, we will compare your contract's Account Value to its PGR Amount. If the Account Value is less than the PGR Amount, we will contribute to your Account Value the amount needed to make it equal the PGR Amount. (This added amount is the "PGR Payment.") The PGR Payment is allocated entirely to the Investment Option (or, if we add additional Investment Options in the future, pro rata to each Investment Option you have selected).

If your Account Value is greater than or equal to the PGR Amount at the PGR End Date, then no PGR Payment will be paid into your Account Value.

TERMINATING THE PGR. The PGR will terminate at the earliest of:
                                                   --------

  (1)   The PGR End Date;

  (2)   The date you make a full withdrawal of your Account Value;

  (3)   The date you apply any of your Account Value to an Annuity Option;

  (4)   Upon a change in ownership (or assignment) of the contract unless:
                                                                   ------

     (a) The new owner or assignee assumes full ownership of the contract and is essentially the same person (e.g. an individual ownership changed to a personal revocable trust, a change to a court appointed guardian representing the owner during the owner's lifetime, etc.); or

     (b) The assignment is for the purposes of effectuating a 1035 exchange of the contract (i.e. the rider may continue during the temporary assignment period and not terminate until the contract is actually surrendered);

     (c) The contract is continued under the spousal continuation provisions of the contract; or

  (5) The date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of
                                        ------
        the Owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the PGR charge will no longer be deducted. IF THE RIDER IS TERMINATED BEFORE THE PGR END DATE, THE PGR PAYMENT WILL NOT BE PAID.

ADDITIONAL INFORMATION. While the PGR is in effect the death benefit will at least be equal to the PGR Amount. As of the date both due proof of death and an election for the payment method is received by us, a comparison of the PGR Amount and the death benefit provided by the contract will be made. If the PGR Amount is greater than the death benefit provided by the contract, then the PGR Amount will be available instead of the death benefit amount provided by the contract. All other death benefit provisions of your contract will apply.

If a surviving spouse (age 85 or younger) continues the contract under the spousal continuation provisions of the contract, and the PGR is in effect at the time of the continuation, then the same terms and conditions that applied to the Owner under this rider will continue to apply to the surviving spouse. The PGR End Date will remain the same. However, if the surviving spouse is age 86 or older at time of continuation, the PGR will terminate; however, the surviving spouse may elect to continue the contract without the PGR in his or her own name and exercise all the Owner's rights under the contract.

8. PERFORMANCE

We periodically advertise subaccount performance relating to Investment Options. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account Annual Expenses and the Investment Option expenses. It does not reflect the deduction of any applicable withdrawal charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account Annual Expenses, withdrawal charges, and Investment Option expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Options for the periods commencing from the date on which the particular Investment Option was made available through the Separate Account.

In addition, the performance for the Investment Options may be shown for the period commencing from the inception date of the Investment Options. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We or a selling firm may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Options and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We or a selling firm may advertise the PGR feature using illustrations showing how the benefit works with historical performance of specific Investment Options or with a hypothetical rate of return or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of underlying Investment Options.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.

9. DEATH BENEFIT DURING THE ACCUMULATION PERIOD


UPON YOUR DEATH

If you die during the Accumulation Period, we will pay a death benefit to the Beneficiary (or Beneficiaries). The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Option and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value. The remaining death benefit amounts are held in the Investment Option until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise. If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit.

If we are presented in Good Order with notification of the death of the Owner before any requested transaction is completed (including transactions under any automated investment strategies or withdrawal programs, if available), we will cancel the request.


DEATH BENEFIT

The death benefit will be the greater of:

  (1)   the Account Value; or

  (2) the Purchase Payment, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).

NOTE: If a portion of the Account Value has been applied to an Annuity Option,
(2) above will not apply, and the Death Benefit will be equal to the Account Value.

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."

In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

DEATH BENEFIT BEFORE THE PGR END DATE. We will pay the PGR Amount to the Beneficiary instead of the death benefit if: (a) the PGR has not been terminated,(b) the Owner dies prior to the PGR End Date, and (c) as of the end of the Business Day on which we receive both due proof of death and an election for the payment method the PGR Amount is greater than the death benefit determined as described above.


GENERAL DEATH BENEFIT PROVISIONS

Any death benefit will be paid in accordance with applicable law or regulations governing death benefit payments. As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Option and is subject to investment risk. This risk is borne by the Beneficiary.

After the death of the Owner, each Beneficiary has the right to receive their share of the death benefit. Before we make a payment to any Beneficiary, we must receive at our Annuity Service Office due proof of death (generally a death certificate, see Proof of Death, below) for the Owner and an election for the payment method. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

Once we have received due proof of death, we will, upon notice to us, pay any Beneficiary who has provided us with required information. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the death benefit, we will pay that fraction as determined on the date of payment.

If the Beneficiary under a tax-qualified contract is the Owner's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 701/2(which may be more or less than five years after the Annuitant's death).

A Beneficiary must elect the death benefit to be paid under one of the payment options. The entire death benefit must be paid within five years of the date of death unless the Beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax-qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.

Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within seven days. Payment to the Beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.

Proof of Death. We will require due proof of death before any death benefit is paid. Due proof of death will be:

  o  a certified death certificate;

  o a certified decree of a court of competent jurisdiction as to the finding of death;

  o a written statement by a licensed medical doctor who attended the deceased; or

  o  any other proof satisfactory to us.


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (866) 414-3259 to make such changes.



SPOUSAL CONTINUATION

If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.

For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to the date the spouse continues the contract. If, at the time of Spousal Continuation, the PGR is in effect and the Account Value is less than the PGR Amount, the Account Value is increased to equal the PGR Amount. The PGR Amount, PGR End Date, death benefit and Contract Anniversary of the contract remain unchanged. If, at the time of Spousal Continuation, the spouse is older than age 85 and the PGR is in effect, the spouse may continue the contract; however, the PGR will terminate.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs (see "Federal Income Tax Status").

Under the Internal Revenue Code, spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code. Any Internal Revenue Code reference to "spouses" includes those persons who are married spouses under state law, regardless of sex.

10. FEDERAL INCOME TAX STATUS


INTRODUCTION

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any contract or of any transaction involving a contract.


TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Internal Revenue Code (the "Code"), any increase in an Owner's Account Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

  (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2) the Company, rather than the Owner, is considered the owner of the assets of the Separate Account for federal income tax purposes; and

  (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).


DIVERSIFICATION REQUIREMENTS

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the subaccount of the Separate Account, are to be "adequately diversified." If the Separate Account fails to comply with these diversification standards, the contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Account Value over the Purchase Payment paid for the contract. The subaccounts of the Separate Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with funds under the subaccounts that require the funds to be "adequately diversified" in accordance with the Code and Treasury Department regulations.


OWNERSHIP TREATMENT

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Separate Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make transfers among the Investment Options may cause you to be considered the owner of the assets of the Separate Account. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract Owners from being considered the owners of the assets of the Separate Account. However, there is no assurance such efforts would be successful.

SEPARATE ACCOUNT CHARGES

It is conceivable that certain benefits or the charges for certain benefits such as the PGR, could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 591/2.


NON-NATURAL OWNER

As a general rule, contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the contract during the taxable year. There are several exceptions to this rule for non-natural Owners. Under one exception, a contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the contract as an agent for a natural person. We do not intend to offer the contracts to "non-natural" persons. However, we will offer the contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the grantor Annuitant (i.e. the contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a contract will be owned by an individual.


DELAYED ANNUITY COMMENCEMENT DATES

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity payments must begin. However, if the contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is conceivable that the Internal Revenue Service could take the position that the contract is not an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the Owner's income.

The following discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the contract must satisfy certain requirements for distributions in the event of the death of the Owner of the contract. The contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.


QUALIFIED CONTRACTS

You may use the contract as an Individual Retirement Annuity. The IRA contract has not yet been approved by the IRS as to the form of the IRA. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the contract's minimum initial payment of $50,000 is greater than the maximum annual contribution permitted to an IRA, a qualified contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a contract must contain certain provisions:

  (1) the Owner of the contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the contract cannot be transferable;

  (2)   the Owner's interest in the contract cannot be forfeitable; and


  (3) annuity and payments following the death of an Owner must satisfy certain required minimum distributions. contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.



ACCOUNT VALUES AND PROCEEDS

Under current law, you will not be taxed on increases in the value of your contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Option.

The assignment or pledge of any portion of the value of a contract may also be treated as a distribution. In the case of a qualified contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the contract as an IRA and inclusion of the value of the entire contract in income.

Additionally, a transfer of non-qualified contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to divorce decree).

The taxable portion of a distribution is taxed as ordinary income. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXES ON SURRENDER OF THE CONTRACT BEFORE ANNUITY INCOME PAYMENTS BEGIN

If you fully surrender your contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For non-qualified contracts, the cost basis is generally the amount or your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For qualified contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service Form 8608 if any part of your Purchase Payment has been previously taxed.


TAXES ON PARTIAL WITHDRAWALS

Withdrawals of any amount less than the full Account Value, including withdrawals received under the Systematic Withdrawal Program, are treated as partial withdrawals.

Partial withdrawals under a non-qualified contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Account Value at that time exceeds your payments.

Partial withdrawals under the qualified contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a qualified contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service Form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see "10% Penalty Tax on Early Withdrawals"). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.


AGGREGATION OF CONTRACTS

In certain circumstances, the IRS may determine the amount of annuity income payment or withdrawal from a contract that is includible in income by combining some or all of the annuity contracts a persons owns. For example, if a person purchases a contract offered by this prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a qualified contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.


TAXES ON ANNUITY PAYMENTS

Although the tax consequences may vary depending on the form of annuity selected under the contract, the recipient of Annuity Income payments under the contract generally is taxed on the portion of such income payments that exceed the cost basis in the contract. In the case of fixed income payments, like the annuity Income payments provided under the contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For qualified contracts, we report the cost basis as zero and each Annuity Payment is fully taxed unless you have filed an Internal Revenue Service Form 8608 to identify the part of your Purchase Payment that has been previously taxed.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax is imposed on the lesser of

  (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

  (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item (2).

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.


10% PENALTY TAX ON EARLY WITHDRAWALS OR DISTRIBUTIONS

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

  (1)   distributions made to persons on or after age 591/2;

  (2)   distributions made after death of the Owner;

  (3)   distributions to a recipient who has become disabled;

  (4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

  (5) in the case of qualified contracts, distributions received from the rollover of the contracts into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10-percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 591/2.


OTHER TAX INFORMATION

In the case of a qualified contract, a 50% excise tax is imposed on the amount by which minimum required payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.


EXCHANGES OF CONTRACTS

We may issue the contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax-free if certain requirements are satisfied. If the exchange is tax-free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Account Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract, the IRS might treat the two as one annuity contract in certain circumstances. See "Aggregation of Contracts" above.

In addition, before the Annuity Date, if we agree, you may exchange all (but not part) of your Account Value for any immediate annuity contract we then offer. Such an exchange will be tax-free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a contract.

Transfer of a Contract to or from a Revocable Grantor Trust

A contract owned by a revocable grantor trust may be transferred to a grantor, and a contract owned by one or two individual(s) may be transferred to a revocable grantor trust of which the individual(s) is (are) the grantor(s). In either situation, the Annuitant(s) must remain the same. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 P.R. Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 P.R. Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 P.R. Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011

P.R. Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT

We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under the Code. The earnings of the Separate Account are taxed as part of our operations, and thus the Separate Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. Therefore, we do not expect to incur federal income taxes on earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for our federal income taxes. We will periodically review the need for a charge to the Separate Account for company federal income taxes. If the Company is taxed on investment income or capital gains of the Separate Account, then the company may impose a charge against the Separate Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the contracts or the Separate Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Separate Account.

11. OTHER INFORMATION



METLIFE INSURANCE COMPANY USA

MetLife Insurance Company USA (MetLife) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.



THE SEPARATE ACCOUNT

We have established a Separate Account, MetLife of CT Separate Account Eleven for Variable Annuities (the Separate Account), to hold the assets that underlie the contracts. The Separate Account was established on November 14, 2002 and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.

We are obligated to pay all money we owe under the contracts--such as death benefits and Annuity Payments--even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any such amount under the PGR that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims-paying ability and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.


The investment adviser to certain of the investment portfolios offered with variable annuity contracts issued through the Separate Account may be regulated as commodity pool operators. While it does not concede that the Separate Account is a commodity pool, MetLife has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA Broker Check. You may contact the FINRA Broker Check Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA Broker Check is available through the Hotline or on-line.

Distributor and we have entered into selling agreements with a selling firm for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by the selling firm. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the

Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


SELLING FIRMS

As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of our variable annuity contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. A selling firm may also receive additional compensation (described below under "Additional Compensation"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to a selling firm may be passed on to their sales representatives in accordance with a selling firm's internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.

We and Distributor have entered into selling agreements with selling firms that have an affiliate that acts as investment adviser and/or subadviser to one or more Investment Options under the contract. These investment advisory firms include Strategic Advisers, Inc., Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. and Fidelity Research & Analysis Company.

COMPENSATION PAID TO A SELLING FIRM. We and Distributor pay compensation to a selling firm in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for sales of this contract by a selling firm is 1.75% of the Purchase Payment.

We may also pay commissions when a contract Owner elects to begin receiving regular Annuity Payments (see "Annuity Payments--The Annuity Period.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.

Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

ADDITIONAL COMPENSATION. We and Distributor may pay additional compensation to a selling firm, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to a selling firm based on cumulative periodic (usually quarterly) sales of the contracts. Introduction fees are payments to a selling firm in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in a selling firm's marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. See the Statement of Additional Information for more information.

The amounts of additional compensation discussed above may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide a selling firm and/or its sales representatives with an incentive to favor sales of the contracts over other annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative.


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Office before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Office (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock

Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open.

Our Annuity Service Office is located at PO Box 10366, Des Moines, IA 50306-0366 (for overnight or express delivery, 4700 Westown Parkway Suite 200, West Des Moines, IA 50266). If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.

Requests for service may be made:

  o  Through your registered representative

  o By telephone at (866) 414-3259, between the hours of 8:30AM and 6:30PM Eastern Time Monday through Friday.

  o  In writing to our Annuity Service Office or

  o  By fax at (515) 457-4400 or


  o  By Internet at www.metlifeinvestors.com.


All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Office to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); if we add additional Investment Options in the future, the names and allocations to and/or from the Investment Option affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to the Purchase Payment, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Office.

CONFIRMING TRANSACTIONS. We will send out confirmations that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the underlying funds and firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the underlying funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



OWNERSHIP

OWNER. You, as the Owner of the contract, have all the interest and rights under the contract. These rights include the right to:


  o  change the Beneficiary

  o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

  o  assign the contract (subject to limitation)

  o  change the Annuity Option before the Annuity Date


  o exercise all other rights, benefits, options and privileges allowed by the contract or us.

The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request and may terminate the Preservation and Growth Rider (see "Living Benefit--Preservation and Growth Rider--Terminating the PGR").

JOINT OWNER. The contract can be owned by Joint Owners, generally limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.

BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).

ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any Joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event and may terminate the Preservation and Growth Rider (see "Living Benefit--Preservation and Growth Rider--Terminating the PGR").

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife to meet its obligations under the contracts.


FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION




Company
Independent Registered Public Accounting Firm
Custodian
Distribution
Calculation of Performance Information
 Total Return
 Historical Unit Values
 Reporting Agencies
Annuity Provisions
 Fixed Annuity
 Mortality and Expense Guarantee
 Legal or Regulatory Restrictions on Transactions
Tax Status of the Contracts
Financial Statements

APPENDIX


ACCUMULATION UNIT VALUES


1.85% SEPARATE ACCOUNT PRODUCT CHARGES




                                                                                            NUMBER OF
                                                           ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                          UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                           BEGINNING OF       END OF      OUTSTANDING AT
                                                              PERIOD          PERIOD      END OF PERIOD
                                                         --------------- --------------- ---------------
FIDELITY
Fidelity VIP Funds Manager 60% Fund Investor Sub-Account
11/19/2014 to 12/31/2014................................     12.583911       12.623419   3,719,213.2644

                      STATEMENT OF ADDITIONAL INFORMATION


           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                      AND



                         METLIFE INSURANCE COMPANY USA



        METLIFE ACCUMULATION ANNUITY WITH PRESERVATION AND GROWTH RIDER



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2015, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT:
ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IA 50306-0366, OR CALL
(866) 414-3259.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2015.


SAI-MAA0515

TABLE OF CONTENTS




                                                              PAGE
COMPANY....................................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............     3
CUSTODIAN..................................................     3
DISTRIBUTION...............................................     3
UNDERWRITING COMMISSIONS...................................     4
CALCULATION OF PERFORMANCE INFORMATION.....................     4
   Total Return............................................     4
   Historical Unit Values..................................     5
   Reporting Agencies......................................     5
ANNUITY PROVISIONS.........................................     6
   Fixed Annuity...........................................     6
   Mortality And Expense Guarantee.........................     6
   Legal Or Regulatory Restrictions On Transactions........     6
TAX STATUS OF THE CONTRACTS................................     6
FINANCIAL STATEMENTS.......................................     8

COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. MetLife USA is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. MetLife USA's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the renaming of the Company, it mergers with entities under common control, and the retrospective adjustment of the consolidated financial statements for all periods represented to reflect the mergers in a manner similar to a pooling-of-interest as described in
Note 3). Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.



CUSTODIAN


MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MetLife Investor's Distribution Company ("MLIDC") and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.


UNDERWRITING COMMISSIONS



                     UNDERWRITING
                   COMMISSIONS PAID             AMOUNT OF
                  TO THE DISTRIBUTOR    UNDERWRITING COMMISSIONS
YEAR                BY THE COMPANY     RETAINED BY THE DISTRIBUTOR
---------------- -------------------- ----------------------------
   2014..........$43,885,979          $0
   2013..........$43,373,276          $0
   2012..........$35,916,770          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant.

In view of the fact that the contracts are newly offered, no commissions were paid in connection with the contracts.

Reduction Or Elimination Of The Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


CALCULATION OF PERFORMANCE INFORMATION


Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee withdrawal. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

     P (1 + T)n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

     Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


Mortality And Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.


Legal Or Regulatory Restrictions On Transactions

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other Rules May Apply To Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. If you own more than one individual retirement annuity and/ or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

The regulations also require that beginning for the 2006 distribution year, the value of all benefits under a deferred annuity including death benefits in excess of cash value must be added to the Account Value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally did not have to take the required minimum distribution for 2009. For required minimum distributions following the death of the Owner or Annuitant of a Qualified Contract, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2009, the five year period ends in 2015 instead of 2014. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2014, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2014, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2015

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2014


                                                                      ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL         GLOBAL THEMATIC                              AMERICAN FUNDS
                                                 APPRECIATION              GROWTH          AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              -------------------   -------------------   ---------------------  -------------------
ASSETS:
   Investments at fair value...............   $         3,369,272   $           831,818    $         6,766,160   $       124,133,875
   Due from MetLife Insurance
     Company USA...........................                    --                    --                     --                    --
                                              -------------------   -------------------   ---------------------  -------------------
       Total Assets........................             3,369,272               831,818              6,766,160           124,133,875
                                              -------------------   -------------------   ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA...........................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------
       Total Liabilities...................                    --                    --                     --                     5
                                              -------------------   -------------------   ---------------------  -------------------

NET ASSETS.................................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......   $         3,369,272   $           831,818    $         6,766,160   $       124,020,805
   Net assets from contracts in payout.....                    --                    --                     --               113,065
                                              -------------------   -------------------   ---------------------  -------------------
       Total Net Assets....................   $         3,369,272   $           831,818    $         6,766,160   $       124,133,870
                                              ===================   ===================   =====================  ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                             AMERICAN FUNDS
                                              GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION           GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,794,308  $       273,472,223  $        242,579,701  $         11,900,886
   Due from MetLife Insurance
     Company USA........................                    --                   --                    --                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................             2,794,308          273,472,223           242,579,701            11,900,887
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    8                     8                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,783,891  $       273,204,194  $        242,427,822  $         11,900,887
   Net assets from contracts in payout..                10,417              268,021               151,871                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $          2,794,308  $       273,472,215  $        242,579,693  $         11,900,887
                                          ====================  ===================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY        FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH        CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............   $         2,817,920  $          6,302,018  $            754,943  $       240,965,809
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
        Total Assets....................             2,817,920             6,302,018               754,943          240,965,809
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                     2                     3                    --                    6
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         2,817,918  $          6,302,015  $            754,943  $       240,731,785
   Net assets from contracts in payout..                    --                    --                    --              234,018
                                          --------------------  --------------------  --------------------  -------------------
        Total Net Assets................   $         2,817,918  $          6,302,015  $            754,943  $       240,965,803
                                          ====================  ====================  ====================  ===================

                                             FIDELITY VIP
                                            DYNAMIC CAPITAL        FIDELITY VIP
                                             APPRECIATION          EQUITY-INCOME
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         2,212,497  $        257,632,017
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
        Total Assets....................            2,212,497           257,632,017
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                    --
                                          -------------------  --------------------
        Total Liabilities...............                    1                    --
                                          -------------------  --------------------

NET ASSETS..............................  $         2,212,496  $        257,632,017
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,212,496  $        257,217,815
   Net assets from contracts in payout..                   --               414,202
                                          -------------------  --------------------
        Total Net Assets................  $         2,212,496  $        257,632,017
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                               FIDELITY VIP       FIDELITY VIP HIGH                           FTVIPT FRANKLIN
                                             FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP      INCOME VIP
                                                SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $        46,949,186  $        21,901,591   $       284,320,525  $        28,076,574
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................           46,949,186           21,901,591           284,320,525           28,076,574
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   --                    2                     7                    3
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        46,949,186  $        21,854,940   $       284,000,668  $        28,061,130
   Net assets from contracts in payout....                   --               46,649               319,850               15,441
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $        46,949,186  $        21,901,589   $       284,320,518  $        28,076,571
                                            ===================  ===================  ====================  ===================

                                                                                         FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                              FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP         DEVELOPING
                                             MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP           MARKETS VIP
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        20,922,139   $        20,296,368  $        31,983,353  $        19,231,356
   Due from MetLife Insurance
     Company USA..........................                   --                    --                   --                   16
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................           20,922,139            20,296,368           31,983,353           19,231,372
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                   --                   114                    6                   --
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        20,922,139   $        20,296,254  $        31,954,214  $        19,228,944
   Net assets from contracts in payout....                   --                    --               29,133                2,428
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        20,922,139   $        20,296,254  $        31,983,347  $        19,231,372
                                            ===================  ====================  ===================  ===================


                                              FTVIPT TEMPLETON       INVESCO V.I.
                                                 FOREIGN VIP           COMSTOCK
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        72,158,894  $         6,878,893
   Due from MetLife Insurance
     Company USA..........................                   --                   20
                                            -------------------  -------------------
       Total Assets.......................           72,158,894            6,878,913
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                   --
                                            -------------------  -------------------
       Total Liabilities..................                    4                   --
                                            -------------------  -------------------

NET ASSETS................................  $        72,158,890  $         6,878,913
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        72,058,619  $         6,823,897
   Net assets from contracts in payout....              100,271               55,016
                                            -------------------  -------------------
       Total Net Assets...................  $        72,158,890  $         6,878,913
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,404,786  $         65,679,718  $         10,593,180   $          1,632,994
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Assets....................             1,404,786            65,679,718            10,593,180              1,632,994
                                          --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                     2                    --                     1                      2
                                          --------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,391,396  $         65,623,696  $         10,476,046   $          1,632,992
   Net assets from contracts in payout..                13,388                56,022               117,133                     --
                                          --------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $          1,404,784  $         65,679,718  $         10,593,179   $          1,632,992
                                          ====================  ====================  =====================  ====================


                                              INVESCO V.I.           JANUS ASPEN           JANUS ASPEN           JANUS ASPEN
                                              S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH          OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          2,376,295  $         13,633,119  $            964,841  $         41,260,094
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             2,376,295            13,633,119               964,841            41,260,094
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     5                    22                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,370,233  $         13,626,327  $            964,819  $         41,190,481
   Net assets from contracts in payout..                 6,062                 6,787                    --                69,613
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          2,376,295  $         13,633,114  $            964,819  $         41,260,094
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        439,598,710  $        301,512,214
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           439,598,710           301,512,214
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                   285
                                          --------------------  --------------------
        Total Liabilities...............                     7                   285
                                          --------------------  --------------------

NET ASSETS..............................  $        439,598,703  $        301,511,929
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        439,064,947  $        301,233,872
   Net assets from contracts in payout..               533,756               278,057
                                          --------------------  --------------------
        Total Net Assets................  $        439,598,703  $        301,511,929
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............  $       114,208,212   $       101,931,601   $       136,570,932   $        38,689,454
   Due from MetLife Insurance
     Company USA..........................                   --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................          114,208,212           101,931,601           136,570,932            38,689,454
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    7                     9                     8                     4
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       114,102,099   $       101,482,685   $       135,934,844   $        38,452,420
   Net assets from contracts in payout....              106,106               448,907               636,080               237,030
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................  $       114,208,205   $       101,931,592   $       136,570,924   $        38,689,450
                                            ====================  ====================  ====================  ====================

                                                   LMPVET               LMPVET               LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE  VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   VARIABLE LIFESTYLE
                                              SMALL CAP GROWTH      ALLOCATION 50%       ALLOCATION 70%       ALLOCATION 85%
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        60,699,080  $        59,118,500  $        37,227,976  $        24,272,557
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            60,699,080           59,118,500           37,227,976           24,272,557
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     6                   --                   --                    1
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        60,497,243  $        58,949,453  $        37,227,353  $        24,266,234
   Net assets from contracts in payout....               201,831              169,047                  623                6,322
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        60,699,074  $        59,118,500  $        37,227,976  $        24,272,556
                                            ====================  ===================  ===================  ===================

                                               LMPVIT WESTERN        LMPVIT WESTERN
                                            ASSET VARIABLE GLOBAL  ASSET VARIABLE HIGH
                                               HIGH YIELD BOND           INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  -------------------
ASSETS:
   Investments at fair value..............   $         7,593,998   $        78,692,688
   Due from MetLife Insurance
     Company USA..........................                    --                    --
                                            ---------------------  -------------------
       Total Assets.......................             7,593,998            78,692,688
                                            ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     2                     5
                                            ---------------------  -------------------
       Total Liabilities..................                     2                     5
                                            ---------------------  -------------------

NET ASSETS................................   $         7,593,996   $        78,692,683
                                            =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         7,506,397   $        78,261,442
   Net assets from contracts in payout....                87,599               431,241
                                            ---------------------  -------------------
       Total Net Assets...................   $         7,593,996   $        78,692,683
                                            =====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                MIST AMERICAN        MIST AMERICAN        MIST AMERICAN
                                               FUNDS BALANCED        FUNDS GROWTH        FUNDS MODERATE       MIST BLACKROCK
                                                 ALLOCATION           ALLOCATION           ALLOCATION           HIGH YIELD
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $         4,360,096  $         3,718,851  $         2,864,383  $       104,638,903
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,360,096            3,718,851            2,864,383          104,638,903
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    1                   --                   16
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,360,096  $         3,718,850  $         2,864,383  $       104,574,911
   Net assets from contracts in payout....                   --                   --                   --               63,976
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,360,096  $         3,718,850  $         2,864,383  $       104,638,887
                                            ===================  ===================  ===================  ===================

                                                                                          MIST HARRIS
                                            MIST CLARION GLOBAL   MIST CLEARBRIDGE          OAKMARK           MIST INVESCO
                                                REAL ESTATE       AGGRESSIVE GROWTH      INTERNATIONAL          COMSTOCK
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        77,846,982  $       614,674,483  $        67,655,911  $       233,561,077
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           77,846,982          614,674,483           67,655,911          233,561,077
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    6                    9                    7                    9
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        77,708,503  $       613,334,195  $        67,609,387  $       233,057,849
   Net assets from contracts in payout....              138,473            1,340,279               46,517              503,219
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        77,846,976  $       614,674,474  $        67,655,904  $       233,561,068
                                            ===================  ===================  ===================  ===================


                                               MIST INVESCO         MIST INVESCO
                                               MID CAP VALUE      SMALL CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        52,410,959  $        14,198,354
   Due from MetLife Insurance
     Company USA..........................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           52,410,959           14,198,354
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    7                    6
                                            -------------------  -------------------
       Total Liabilities..................                    7                    6
                                            -------------------  -------------------

NET ASSETS................................  $        52,410,952  $        14,198,348
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        52,327,158  $        14,185,060
   Net assets from contracts in payout....               83,794               13,288
                                            -------------------  -------------------
       Total Net Assets...................  $        52,410,952  $        14,198,348
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT      MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE     VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..............  $        13,340,014  $       149,334,908  $        41,083,554  $         4,142,616
   Due from MetLife Insurance
     Company USA..........................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................           13,340,014          149,334,908           41,083,554            4,142,616
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                    8                    3                    4                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        13,326,283  $       149,015,912  $        41,036,003  $         4,132,192
   Net assets from contracts in payout....               13,723              318,993               47,547               10,424
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $        13,340,006  $       149,334,905  $        41,083,550  $         4,142,616
                                            ===================  ===================  ===================  ====================

                                                                     MIST METLIFE
                                                MIST METLIFE          MULTI-INDEX         MIST METLIFE       MIST MFS EMERGING
                                            ASSET ALLOCATION 100     TARGETED RISK       SMALL CAP VALUE      MARKETS EQUITY
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $        63,831,388  $            12,425  $       120,747,352  $        53,420,824
   Due from MetLife Insurance
     Company USA..........................                    --                   --                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................            63,831,388               12,425          120,747,352           53,420,824
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                     3                    1                    5                    8
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        63,831,385  $            12,424  $       120,549,018  $        53,347,979
   Net assets from contracts in payout....                    --                   --              198,329               72,837
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................   $        63,831,385  $            12,424  $       120,747,347  $        53,420,816
                                            ====================  ===================  ===================  ===================

                                                                     MIST MORGAN
                                             MIST MFS RESEARCH     STANLEY MID CAP
                                               INTERNATIONAL           GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       72,277,221  $        11,736,550
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          72,277,221           11,736,550
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   6                    4
                                            ------------------  -------------------
       Total Liabilities..................                   6                    4
                                            ------------------  -------------------

NET ASSETS................................  $       72,277,215  $        11,736,546
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       72,131,852  $        11,707,391
   Net assets from contracts in payout....             145,363               29,155
                                            ------------------  -------------------
       Total Net Assets...................  $       72,277,215  $        11,736,546
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                     MIST PIMCO
                                             MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                               GLOBAL EQUITY            BOND                RETURN          MIST PIONEER FUND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  --------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      351,667,658  $        65,747,518   $       243,988,074  $       57,774,396
   Due from MetLife Insurance
     Company USA..........................                  --                   --                    --                  --
                                            ------------------  --------------------  -------------------  ------------------
       Total Assets.......................         351,667,658           65,747,518           243,988,074          57,774,396
                                            ------------------  --------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------
       Total Liabilities..................                  24                    7                     7                   9
                                            ------------------  --------------------  -------------------  ------------------

NET ASSETS................................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      351,470,253  $        65,646,508   $       243,369,323  $       57,624,152
   Net assets from contracts in payout....             197,381              101,003               618,744             150,235
                                            ------------------  --------------------  -------------------  ------------------
       Total Net Assets...................  $      351,667,634  $        65,747,511   $       243,988,067  $       57,774,387
                                            ==================  ====================  ===================  ==================


                                               MIST PIONEER         MIST PYRAMIS       MIST SSGA GROWTH    MIST SSGA GROWTH
                                             STRATEGIC INCOME       MANAGED RISK        AND INCOME ETF            ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       152,052,581  $           11,539  $       122,762,323  $       156,905,463
   Due from MetLife Insurance
     Company USA..........................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          152,052,581              11,539          122,762,323          156,905,463
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    8                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       151,838,023  $           11,539  $       122,762,323  $       156,905,463
   Net assets from contracts in payout....              214,550                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       152,052,573  $           11,539  $       122,762,323  $       156,905,463
                                            ===================  ==================  ===================  ===================


                                            MIST T. ROWE PRICE  MIST T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $      443,370,574  $         2,094,287
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................         443,370,574            2,094,287
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  16                    1
                                            ------------------  -------------------
       Total Liabilities..................                  16                    1
                                            ------------------  -------------------

NET ASSETS................................  $      443,370,558  $         2,094,286
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      442,751,028  $         2,094,286
   Net assets from contracts in payout....             619,530                   --
                                            ------------------  -------------------
       Total Net Assets...................  $      443,370,558  $         2,094,286
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                                        MSF BARCLAYS
                                                 MIST WMC          MORGAN STANLEY      AGGREGATE BOND     MSF BLACKROCK BOND
                                            LARGE CAP RESEARCH    MULTI CAP GROWTH          INDEX               INCOME
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       46,264,422  $           914,005  $        75,845,003  $      171,167,583
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          46,264,422              914,005           75,845,003         171,167,583
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   4                    1                   --                  14
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       46,192,239  $           914,004  $        75,724,869  $      170,720,986
   Net assets from contracts in payout....              72,179                   --              120,134             446,583
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       46,264,418  $           914,004  $        75,845,003  $      171,167,569
                                            ==================  ===================  ===================  ==================


                                                MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK       MSF FRONTIER
                                            CAPITAL APPRECIATION    LARGE CAP VALUE       MONEY MARKET       MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            --------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............   $       201,471,723  $       12,887,182  $       260,028,984  $        88,449,755
   Due from MetLife Insurance
     Company USA..........................                    --                  --                  238                   --
                                            --------------------  ------------------  -------------------  -------------------
       Total Assets.......................           201,471,723          12,887,182          260,029,222           88,449,755
                                            --------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    11                   3                   --                    8
                                            --------------------  ------------------  -------------------  -------------------

NET ASSETS................................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       200,150,994  $       12,887,179  $       259,302,887  $        88,270,634
   Net assets from contracts in payout....             1,320,718                  --              726,335              179,113
                                            --------------------  ------------------  -------------------  -------------------
       Total Net Assets...................   $       201,471,712  $       12,887,179  $       260,029,222  $        88,449,747
                                            ====================  ==================  ===================  ===================


                                                                  MSF LOOMIS SAYLES
                                            MSF JENNISON GROWTH    SMALL CAP CORE
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      376,259,292   $           725,824
   Due from MetLife Insurance
     Company USA..........................                  --                     2
                                            -------------------  -------------------
       Total Assets.......................         376,259,292               725,826
                                            -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   5                    --
                                            -------------------  -------------------
       Total Liabilities..................                   5                    --
                                            -------------------  -------------------

NET ASSETS................................  $      376,259,287   $           725,826
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      375,992,502   $           725,826
   Net assets from contracts in payout....             266,785                    --
                                            -------------------  -------------------
       Total Net Assets...................  $      376,259,287   $           725,826
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014


                                                                        MSF
                                                                  MET/DIMENSIONAL
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                             MID CAP VALUE            COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,961,420  $         1,388,812   $         29,613,605  $        87,527,054
   Due from MetLife Insurance
     Company USA........................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................            1,961,420            1,388,812             29,613,605           87,527,054
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    1                      6                    5
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,961,420  $         1,388,811   $         29,613,599  $        87,492,323
   Net assets from contracts in payout..                   --                   --                     --               34,726
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         1,961,420  $         1,388,811   $         29,613,599  $        87,527,049
                                          ===================  ====================  ====================  ===================



                                               MSF METLIFE          MSF METLIFE        MSF METLIFE MID      MSF METLIFE STOCK
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80    CAP STOCK INDEX            INDEX
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............   $       550,983,260  $       645,019,175  $        16,117,119  $       948,735,717
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           550,983,260          645,019,175           16,117,119          948,735,717
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                     4                   16                   --                   17
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       550,983,256  $       644,967,998  $        16,117,119  $       944,769,256
   Net assets from contracts in payout..                    --               51,161                   --            3,966,444
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................   $       550,983,256  $       645,019,159  $        16,117,119  $       948,735,700
                                          ====================  ===================  ===================  ===================



                                              MSF MFS TOTAL
                                                 RETURN            MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        427,404,174  $       149,803,847
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           427,404,174          149,803,847
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    25                   31
                                          --------------------  -------------------
       Total Liabilities................                    25                   31
                                          --------------------  -------------------

NET ASSETS..............................  $        427,404,149  $       149,803,816
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        426,127,027  $       149,671,228
   Net assets from contracts in payout..             1,277,122              132,588
                                          --------------------  -------------------
       Total Net Assets.................  $        427,404,149  $       149,803,816
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2014



                                                 MSF MSCI           MSF NEUBERGER     MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                EAFE INDEX         BERMAN GENESIS           INDEX          LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $       55,159,835  $        69,389,905  $       114,688,189  $       59,661,392
   Due from MetLife Insurance
     Company USA..........................                  --                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................          55,159,835           69,389,905          114,688,189          59,661,392
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                  --                   25                   --                  11
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       55,109,972  $        69,359,916  $       114,630,764  $       59,393,613
   Net assets from contracts in payout....              49,863               29,964               57,425             267,768
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       55,159,835  $        69,389,880  $       114,688,189  $       59,661,381
                                            ==================  ===================  ===================  ==================

                                                                   MSF WESTERN ASSET    MSF WESTERN ASSET
                                             MSF T. ROWE PRICE   MANAGEMENT STRATEGIC    MANAGEMENT U.S.          MSF WMC
                                             SMALL CAP GROWTH     BOND OPPORTUNITIES       GOVERNMENT            BALANCED
                                                SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       118,139,547   $       39,669,740   $        98,096,577  $       263,144,758
   Due from MetLife Insurance
     Company USA..........................                   --                   --                    --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          118,139,547           39,669,740            98,096,577          263,144,758
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    4                    3                     5                    2
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       118,080,151   $       39,516,671   $        97,895,283  $       262,480,655
   Net assets from contracts in payout....               59,392              153,066               201,289              664,101
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       118,139,543   $       39,669,737   $        98,096,572  $       263,144,756
                                            ===================  ====================  ===================  ===================

                                                  MSF WMC
                                                CORE EQUITY         PIONEER VCT
                                               OPPORTUNITIES       MID CAP VALUE
                                                SUBACCOUNT          SUBACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $       96,109,892  $        27,355,305
   Due from MetLife Insurance
     Company USA..........................                  --                   --
                                            ------------------  -------------------
       Total Assets.......................          96,109,892           27,355,305
                                            ------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                   9                    3
                                            ------------------  -------------------
       Total Liabilities..................                   9                    3
                                            ------------------  -------------------

NET ASSETS................................  $       96,109,883  $        27,355,302
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       96,040,199  $        27,355,302
   Net assets from contracts in payout....              69,684                   --
                                            ------------------  -------------------
       Total Net Assets...................  $       96,109,883  $        27,355,302
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2014


                                               PIONEER VCT REAL      TAP 1919 VARIABLE                              WELLS FARGO VT
                                                 ESTATE SHARES      RESPONSIVE BALANCED        UIF GROWTH           SMALL CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $         9,986,469   $         43,091,033   $          6,688,279   $         2,543,972
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................             9,986,469             43,091,033              6,688,279             2,543,972
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                     3                      3                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $         9,986,466   $         43,078,306   $          6,642,008   $         2,507,026
   Net assets from contracts in payout....                    --                 12,724                 46,270                36,946
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $         9,986,466   $         43,091,030   $          6,688,278   $         2,543,972
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                     ALLIANCEBERNSTEIN
                                                 ALGER CAPITAL        GLOBAL THEMATIC                            AMERICAN FUNDS
                                                 APPRECIATION             GROWTH         AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --  $                --   $           133,598  $         1,488,114
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                62,574               14,197               106,429            2,086,722
      Administrative charges...............                 5,234                1,321                11,088              182,317
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                67,808               15,518               117,517            2,269,039
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (67,808)             (15,518)                16,081            (780,925)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               505,154                   --                 2,744           13,371,511
      Realized gains (losses) on sale of
        investments........................               289,635               32,668                44,801            9,641,896
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               794,789               32,668                47,545           23,013,407
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (344,060)                9,377               205,588         (21,669,707)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               450,729               42,045               253,133            1,343,700
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           382,921  $            26,527   $           269,214  $           562,775
                                             ====================  ===================  ====================  ===================

                                                AMERICAN FUNDS
                                                 GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS     DELAWARE VIP SMALL
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME          CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              3,581  $         2,150,514  $          3,128,051  $            77,229
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                48,226            4,764,925             4,280,688               91,382
      Administrative charges...............                 4,925              408,773               370,199                  221
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                53,151            5,173,698             4,650,887               91,603
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (49,570)          (3,023,184)           (1,522,836)             (14,374)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                15,087           14,558,158            12,566,300            1,189,595
      Realized gains (losses) on sale of
        investments........................               310,319           24,636,682            20,379,081            1,270,288
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               325,406           39,194,840            32,945,381            2,459,883
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (247,183)         (17,668,571)           (9,878,667)          (1,772,697)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                78,223           21,526,269            23,066,714              687,186
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             28,653  $        18,503,085  $         21,543,878  $           672,812
                                             ====================  ===================  ====================  ===================

                                                  DEUTSCHE II
                                                 GOVERNMENT &          DEUTSCHE II
                                               AGENCY SECURITIES   SMALL MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             61,701  $            32,790
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                56,148              125,811
      Administrative charges...............                 4,610               10,558
                                             --------------------  -------------------
        Total expenses.....................                60,758              136,369
                                             --------------------  -------------------
           Net investment income (loss)....                   943            (103,579)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --               34,874
      Realized gains (losses) on sale of
        investments........................              (63,795)              437,622
                                             --------------------  -------------------
           Net realized gains (losses).....              (63,795)              472,496
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               156,481            (165,170)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                92,686              307,326
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             93,629  $           203,747
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                            FIDELITY VIP
                                              DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL       FIDELITY VIP
                                             RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION         EQUITY-INCOME
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             6,247  $          1,771,752  $              4,654  $         7,242,716
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               13,265             3,396,195                30,431            3,275,526
      Administrative charges...............                1,100               165,178                 1,979               11,587
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               14,365             3,561,373                32,410            3,287,113
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (8,118)           (1,789,621)              (27,756)            3,955,603
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               50,782             4,791,881                92,762            3,575,759
      Realized gains (losses) on sale of
        investments........................               25,310            12,357,836               155,325            3,727,490
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               76,092            17,149,717               248,087            7,303,249
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                9,457             8,071,311              (23,087)            7,248,553
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               85,549            25,221,028               225,000           14,551,802
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            77,431  $         23,431,407  $            197,244  $        18,507,405
                                             ===================  ====================  ====================  ===================


                                                 FIDELITY VIP       FIDELITY VIP HIGH                            FTVIPT FRANKLIN
                                               FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP       INCOME VIP
                                                SUBACCOUNT (a)         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            515,831  $         1,297,376  $             53,707  $          1,783,174
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                38,919              294,952             3,935,305               550,805
      Administrative charges...............                    --                  100               175,409                51,123
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................                38,919              295,052             4,110,714               601,928
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               476,912            1,002,324           (4,057,007)             1,181,246
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               386,873                   --             7,084,541                    --
      Realized gains (losses) on sale of
        investments........................                    --            (120,874)             9,006,756             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               386,873            (120,874)            16,091,297             1,429,384
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (721,035)            (850,052)               885,782           (1,385,438)
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (334,162)            (970,926)            16,977,079                43,946
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            142,750  $            31,398  $         12,920,072  $          1,225,192
                                             ====================  ===================  ====================  ====================


                                                FTVIPT FRANKLIN      FTVIPT FRANKLIN
                                               MUTUAL SHARES VIP  RISING DIVIDENDS VIP
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           449,688  $            290,035
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              345,048               384,484
      Administrative charges...............               34,770                32,493
                                             -------------------  --------------------
        Total expenses.....................              379,818               416,977
                                             -------------------  --------------------
           Net investment income (loss)....               69,870             (126,942)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              116,923               426,792
      Realized gains (losses) on sale of
        investments........................            1,502,551             1,896,932
                                             -------------------  --------------------
           Net realized gains (losses).....            1,619,474             2,323,724
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (444,273)             (881,958)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,175,201             1,441,766
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,245,071  $          1,314,824
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                 SMALL-MID CAP           DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                  GROWTH VIP             MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                  SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $            317,473  $          1,606,309  $             94,478
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               552,820               255,901             1,419,854               114,603
      Administrative charges................                40,357                   384               103,354                11,226
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               593,177               256,285             1,523,208               125,829
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (593,177)                61,188                83,101              (31,351)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             6,626,524                    --                    --                    --
      Realized gains (losses) on sale of
        investments.........................             1,708,352             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,334,876             (192,347)             3,404,938               670,535
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (5,957,792)           (1,908,799)          (14,127,812)              (99,974)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,377,084           (2,101,146)          (10,722,874)               570,561
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          1,783,907  $        (2,039,958)  $       (10,639,773)  $            539,210
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.         INVESCO V.I.           INVESCO V.I.
                                              DIVERSIFIED DIVIDEND   EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                   SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                              --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends.............................   $            22,461  $          1,077,313  $            323,861
                                              --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                30,686             1,067,330               179,608
      Administrative charges................                 2,219               107,174                17,039
                                              --------------------  --------------------  ---------------------
        Total expenses......................                32,905             1,174,504               196,647
                                              --------------------  --------------------  ---------------------
           Net investment income (loss).....              (10,444)              (97,191)               127,214
                                              --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             3,322,590                    --
      Realized gains (losses) on sale of
        investments.........................               119,110             5,604,139               (7,775)
                                              --------------------  --------------------  ---------------------
           Net realized gains (losses)......               119,110             8,926,729               (7,775)
                                              --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments......................                34,690           (4,021,112)               126,412
                                              --------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               153,800             4,905,617               118,637
                                              --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $           143,356  $          4,808,426  $            245,851
                                              ====================  ====================  =====================


                                                  INVESCO V.I.          INVESCO V.I.           JANUS ASPEN
                                               MANAGED VOLATILITY       S&P 500 INDEX          ENTERPRISE
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             53,777  $             37,991  $              4,680
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                34,749                49,455               190,425
      Administrative charges................                 2,843                 3,608                15,360
                                              --------------------  --------------------  --------------------
        Total expenses......................                37,592                53,063               205,785
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....                16,185              (15,072)             (201,105)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                87,954                    --               977,060
      Realized gains (losses) on sale of
        investments.........................                96,742               273,768             1,244,091
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               184,696               273,768             2,221,151
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               131,127              (29,791)             (652,260)
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               315,823               243,977             1,568,891
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            332,008  $            228,905  $          1,367,786
                                              ====================  ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                              LMPVET                LMPVET
                                                 JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             9,919  $         1,465,759   $           708,595   $         3,440,035
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,682              632,211             6,509,890             4,438,744
      Administrative charges...............                   65                6,990               542,908               436,600
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                5,747              639,201             7,052,798             4,875,344
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                4,172              826,558           (6,344,203)           (1,435,309)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            4,951,844            27,796,869            11,561,122
      Realized gains (losses) on sale of
        investments........................               85,137            (840,491)            49,880,376            19,548,158
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               85,137            4,111,353            77,677,245            31,109,280
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (21,287)         (11,332,533)             4,969,052           (2,692,710)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               63,850          (7,221,180)            82,646,297            28,416,570
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            68,022  $       (6,394,622)   $        76,302,094   $        26,981,261
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,340,866    $           510,106   $         2,404,030   $           107,929
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,992,696              1,527,043             1,817,407               636,146
      Administrative charges...............              174,879                124,505               167,621                60,359
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            2,167,575              1,651,548             1,985,028               696,505
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              173,291            (1,141,442)               419,002             (588,576)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             13,224,998            10,162,800             2,775,798
      Realized gains (losses) on sale of
        investments........................            5,748,538              7,690,710             5,957,108             2,461,884
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......            5,748,538             20,915,708            16,119,908             5,237,682
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            6,791,944            (8,183,281)           (3,205,797)           (2,272,504)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,540,482             12,732,427            12,914,111             2,965,178
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,713,773    $        11,590,985   $        13,333,113   $         2,376,602
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE   VARIABLE LIFESTYLE
                                               SMALL CAP GROWTH       ALLOCATION 50%
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $                --   $        1,515,387
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               954,924              851,421
      Administrative charges...............                71,044               96,484
                                             --------------------  -------------------
        Total expenses.....................             1,025,968              947,905
                                             --------------------  -------------------
          Net investment income (loss).....           (1,025,968)              567,482
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,563,611                   --
      Realized gains (losses) on sale of
        investments........................             6,161,046            2,647,354
                                             --------------------  -------------------
          Net realized gains (losses)......            12,724,657            2,647,354
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (10,875,143)          (1,021,670)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,849,514            1,625,684
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           823,546   $        2,193,166
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                   LMPVET               LMPVET            LMPVIT WESTERN         LMPVIT WESTERN
                                             VARIABLE LIFESTYLE   VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL   ASSET VARIABLE HIGH
                                               ALLOCATION 70%       ALLOCATION 85%        HIGH YIELD BOND            INCOME
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           722,371  $           435,269  $           572,494    $          6,013,394
                                             -------------------  -------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              499,921              320,772              149,141               1,323,897
      Administrative charges...............               58,765               38,279               13,310                 131,174
                                             -------------------  -------------------  ---------------------  --------------------
        Total expenses.....................              558,686              359,051              162,451               1,455,071
                                             -------------------  -------------------  ---------------------  --------------------
          Net investment income (loss).....              163,685               76,218              410,043               4,558,323
                                             -------------------  -------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              777,031                   --                      --
      Realized gains (losses) on sale of
        investments........................            1,291,309              816,567               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
          Net realized gains (losses)......            1,291,309            1,593,598               46,639               (975,823)
                                             -------------------  -------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (113,990)            (859,564)            (656,927)             (4,813,613)
                                             -------------------  -------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,177,319              734,034            (610,288)             (5,789,436)
                                             -------------------  -------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,341,004  $           810,252  $         (200,245)    $        (1,231,113)
                                             ===================  ===================  =====================  ====================

                                                 MIST AMERICAN        MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED        FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK
                                                  ALLOCATION           ALLOCATION            ALLOCATION           HIGH YIELD
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            52,477  $             37,819   $            42,467  $         7,298,099
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               30,795                26,788                23,398            1,648,793
      Administrative charges...............                  580                   717                   376              101,440
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               31,375                27,505                23,774            1,750,233
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....               21,102                10,314                18,693            5,547,866
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              400,668               560,829               252,741            5,418,057
      Realized gains (losses) on sale of
        investments........................               29,497                75,154                19,058              852,546
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              430,165               635,983               271,799            6,270,603
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (239,127)             (442,995)             (144,025)          (9,312,170)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              191,038               192,988               127,774          (3,041,567)
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           212,140  $            203,302   $           146,467  $         2,506,299
                                             ===================  ====================  ====================  ===================


                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE
                                                  REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,262,135   $             8,307
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,104,279             5,240,204
      Administrative charges...............               68,582                77,763
                                             --------------------  -------------------
        Total expenses.....................            1,172,861             5,317,967
                                             --------------------  -------------------
          Net investment income (loss).....               89,274           (5,309,660)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................            (747,770)             4,893,061
                                             --------------------  -------------------
          Net realized gains (losses)......            (747,770)             4,893,061
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,172,613            71,822,294
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,424,843            76,715,355
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,514,117   $        71,405,695
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                 MIST HARRIS
                                                   OAKMARK           MIST INVESCO         MIST INVESCO         MIST INVESCO
                                                INTERNATIONAL          COMSTOCK           MID CAP VALUE      SMALL CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,012,499  $         1,434,682  $           308,852  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,138,535            3,324,657              971,031              231,253
      Administrative charges...............               80,353              305,211               81,726               13,901
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,218,888            3,629,868            1,052,757              245,154
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              793,611          (2,195,186)            (743,905)            (245,154)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,401,477                   --           10,303,070            1,681,189
      Realized gains (losses) on sale of
        investments........................            2,149,082           18,851,038            1,436,415              910,189
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,550,559           18,851,038           11,739,485            2,591,378
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (15,797,553)               35,646          (6,825,511)          (1,481,220)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,246,994)           18,886,684            4,913,974            1,110,158
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,453,383)  $        16,691,498  $         4,170,069  $           865,004
                                             ===================  ===================  ===================  ===================


                                                MIST JPMORGAN     MIST LOOMIS SAYLES    MIST LORD ABBETT       MIST MET/EATON
                                               SMALL CAP VALUE      GLOBAL MARKETS       BOND DEBENTURE      VANCE FLOATING RATE
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           146,345  $         3,618,319  $         2,561,383  $           169,446
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              204,985            1,950,043              631,162               83,357
      Administrative charges...............               10,879                1,036               52,938                7,207
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................              215,864            1,951,079              684,100               90,564
                                             -------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....             (69,519)            1,667,240            1,877,283               78,882
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,601,664                   --            1,194,028               21,064
      Realized gains (losses) on sale of
        investments........................              584,703            4,680,338              878,119             (22,500)
                                             -------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            2,186,367            4,680,338            2,072,147              (1,436)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,720,767)          (2,489,378)          (2,360,131)            (128,296)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              465,600            2,190,960            (287,984)            (129,732)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           396,081  $         3,858,200  $         1,589,299  $          (50,850)
                                             ===================  ===================  ===================  ====================

                                                                       MIST METLIFE
                                                 MIST METLIFE           MULTI-INDEX
                                             ASSET ALLOCATION 100      TARGETED RISK
                                                  SUBACCOUNT          SUBACCOUNT (b)
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           475,270   $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              806,663                    30
      Administrative charges...............                5,965                    --
                                             --------------------  -------------------
        Total expenses.....................              812,628                    30
                                             --------------------  -------------------
          Net investment income (loss).....            (337,358)                  (30)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     7
      Realized gains (losses) on sale of
        investments........................            2,105,016                    43
                                             --------------------  -------------------
          Net realized gains (losses)......            2,105,016                    50
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              702,228                   299
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,807,244                   349
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,469,886   $               319
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                                                                                               MIST MORGAN
                                                MIST METLIFE      MIST MFS EMERGING    MIST MFS RESEARCH     STANLEY MID CAP
                                               SMALL CAP VALUE     MARKETS EQUITY        INTERNATIONAL           GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           67,927  $           501,418  $        1,905,313  $             4,756
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,843,003            1,026,584           1,175,669              212,088
      Administrative charges...............              89,332               85,504              95,747               18,346
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,932,335            1,112,088           1,271,416              230,434
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....         (1,864,408)            (610,670)             633,897            (225,678)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           5,439,014                   --                  --                   --
      Realized gains (losses) on sale of
        investments........................           4,412,915              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,851,929              117,322             396,955            1,245,152
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (7,954,172)          (3,870,947)         (7,907,774)          (1,136,296)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           1,897,757          (3,753,625)         (7,510,819)              108,856
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           33,349  $       (4,364,295)  $      (6,876,922)  $         (116,822)
                                             ==================  ===================  ==================  ===================

                                                                      MIST PIMCO
                                               MIST OPPENHEIMER   INFLATION PROTECTED   MIST PIMCO TOTAL
                                                 GLOBAL EQUITY           BOND                RETURN          MIST PIONEER FUND
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $        3,644,801  $         1,314,784  $        6,481,312  $           978,407
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,815,567            1,125,405           4,258,367              852,170
      Administrative charges...............              185,069               72,752             308,697               68,236
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................            5,000,636            1,198,157           4,567,064              920,406
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....          (1,355,835)              116,627           1,914,248               58,001
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           11,380,441                   --                  --           17,003,097
      Realized gains (losses) on sale of
        investments........................           13,234,388          (1,454,822)           2,956,590            1,400,040
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           24,614,829          (1,454,822)           2,956,590           18,403,137
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (19,748,974)            2,626,174           1,916,125         (13,134,410)
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,865,855            1,171,352           4,872,715            5,268,727
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        3,510,020  $         1,287,979  $        6,786,963  $         5,326,728
                                             ===================  ===================  ==================  ===================


                                                MIST PIONEER         MIST PYRAMIS
                                              STRATEGIC INCOME       MANAGED RISK
                                                 SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        8,501,378  $                --
                                             ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           2,591,411                   31
      Administrative charges...............             216,403                   --
                                             ------------------  -------------------
        Total expenses.....................           2,807,814                   31
                                             ------------------  -------------------
          Net investment income (loss).....           5,693,564                 (31)
                                             ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           1,713,576                    8
      Realized gains (losses) on sale of
        investments........................           3,622,786                    2
                                             ------------------  -------------------
          Net realized gains (losses)......           5,336,362                   10
                                             ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (6,075,435)                  334
                                             ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (739,073)                  344
                                             ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        4,954,491  $               313
                                             ==================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                              MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                               AND INCOME ETF            ETF            LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             ------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        2,855,015  $         3,039,413  $        1,628,666  $                --
                                             ------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           1,582,037            2,007,365           5,104,627               39,895
      Administrative charges...............                  --                   --             410,136                3,381
                                             ------------------  -------------------  ------------------  -------------------
        Total expenses.....................           1,582,037            2,007,365           5,514,763               43,276
                                             ------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....           1,272,978            1,032,048         (3,886,097)             (43,276)
                                             ------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           7,541,916           10,032,533                  --              246,598
      Realized gains (losses) on sale of
        investments........................           2,176,964            2,442,515          10,761,897              226,310
                                             ------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......           9,718,880           12,475,048          10,761,897              472,908
                                             ------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (5,382,431)          (7,094,523)          35,231,043            (215,454)
                                             ------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           4,336,449            5,380,525          45,992,940              257,454
                                             ------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,609,427  $         6,412,573  $       42,106,843  $           214,178
                                             ==================  ===================  ==================  ===================

                                                                                          MSF BARCLAYS
                                                   MIST WMC         MORGAN STANLEY       AGGREGATE BOND     MSF BLACKROCK BOND
                                              LARGE CAP RESEARCH   MULTI CAP GROWTH           INDEX               INCOME
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  ------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          391,280  $                --  $        2,387,584  $         6,176,245
                                             -------------------  -------------------  ------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              684,108               22,931             938,062            2,568,229
      Administrative charges...............               63,450                1,607                 222              182,021
                                             -------------------  -------------------  ------------------  -------------------
        Total expenses.....................              747,558               24,538             938,284            2,750,250
                                             -------------------  -------------------  ------------------  -------------------
          Net investment income (loss).....            (356,278)             (24,538)           1,449,300            3,425,995
                                             -------------------  -------------------  ------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --              139,389                  --                   --
      Realized gains (losses) on sale of
        investments........................            2,663,157              154,303             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
          Net realized gains (losses)......            2,663,157              293,692             204,642            1,294,032
                                             -------------------  -------------------  ------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,964,427            (242,199)           1,888,378            4,747,555
                                             -------------------  -------------------  ------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,627,584               51,493           2,093,020            6,041,587
                                             -------------------  -------------------  ------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        5,271,306  $            26,955  $        3,542,320  $         9,467,582
                                             ===================  ===================  ==================  ===================


                                                 MSF BLACKROCK         MSF BLACKROCK
                                             CAPITAL APPRECIATION     LARGE CAP VALUE
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $          126,490   $           157,562
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,617,897               230,607
      Administrative charges...............              210,218                18,439
                                             --------------------  -------------------
        Total expenses.....................            2,828,115               249,046
                                             --------------------  -------------------
          Net investment income (loss).....          (2,701,625)              (91,484)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,489,401
      Realized gains (losses) on sale of
        investments........................           19,554,610             (319,004)
                                             --------------------  -------------------
          Net realized gains (losses)......           19,554,610             3,170,397
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,920,337)           (2,004,706)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,634,273             1,165,691
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $       13,932,648   $         1,074,207
                                             ====================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014




                                                MSF BLACKROCK        MSF FRONTIER                              MSF LOOMIS SAYLES
                                                MONEY MARKET        MID CAP GROWTH      MSF JENNISON GROWTH     SMALL CAP CORE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $                --  $           862,727   $                 --
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,106,307            1,212,592            4,826,514                 16,358
      Administrative charges...............              326,716              114,991               92,252                  1,345
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................            4,433,023            1,327,583            4,918,766                 17,703
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....          (4,433,023)          (1,327,583)          (4,056,039)               (17,703)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --            8,238,068           19,739,374                130,765
      Realized gains (losses) on sale of
        investments........................                   --            4,955,283           10,464,671                 25,069
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......                   --           13,193,351           30,204,045                155,834
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                   --          (3,729,328)            1,813,537              (133,406)
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                   --            9,464,023           32,017,582                 22,428
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,433,023)  $         8,136,440  $        27,961,543   $              4,725
                                             ===================  ===================  ====================  ====================

                                                                           MSF
                                                                     MET/DIMENSIONAL
                                                MSF MET/ARTISAN    INTERNATIONAL SMALL       MSF METLIFE          MSF METLIFE
                                                 MID CAP VALUE           COMPANY         ASSET ALLOCATION 20  ASSET ALLOCATION 40
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,026  $             19,685   $         1,306,409  $         2,387,139
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,380                22,969               481,370            1,237,134
      Administrative charges...............                3,073                 1,879                26,644               42,663
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................               35,453                24,848               508,014            1,279,797
                                             -------------------  --------------------  --------------------  -------------------
          Net investment income (loss).....             (24,427)               (5,163)               798,395            1,107,342
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                34,275             1,416,452            3,067,345
      Realized gains (losses) on sale of
        investments........................              128,424                14,325               398,325            2,001,202
                                             -------------------  --------------------  --------------------  -------------------
          Net realized gains (losses)......              128,424                48,600             1,814,777            5,068,547
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (101,825)             (182,113)           (1,645,913)          (2,987,914)
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               26,599             (133,513)               168,864            2,080,633
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             2,172  $          (138,676)   $           967,259  $         3,187,975
                                             ===================  ====================  ====================  ===================



                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         9,135,400   $         6,346,841
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            7,296,827             8,537,690
      Administrative charges...............              203,225               299,933
                                             --------------------  --------------------
        Total expenses.....................            7,500,052             8,837,623
                                             --------------------  --------------------
          Net investment income (loss).....            1,635,348           (2,490,782)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           17,148,909                    --
      Realized gains (losses) on sale of
        investments........................            8,462,196             7,761,969
                                             --------------------  --------------------
          Net realized gains (losses)......           25,611,105             7,761,969
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,002,792)            18,931,660
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           18,608,313            26,693,629
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        20,243,661   $        24,202,847
                                             ====================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014



                                               MSF METLIFE MID     MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX           INDEX                RETURN            MSF MFS VALUE
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           152,898  $        16,418,496   $       10,008,661  $         2,476,796
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              188,196           13,506,983            6,191,567            2,234,622
      Administrative charges...............                   --              283,403              456,879              149,821
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              188,196           13,790,386            6,648,446            2,384,443
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (35,298)            2,628,110            3,360,215               92,353
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              695,245           24,574,682                   --            6,980,679
      Realized gains (losses) on sale of
        investments........................              287,263           75,929,728           12,602,909            6,296,608
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              982,508          100,504,410           12,602,909           13,277,287
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              278,100            3,976,797           13,299,681            (201,912)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,260,608          104,481,207           25,902,590           13,075,375
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,225,310  $       107,109,317   $       29,262,805  $        13,167,728
                                             ===================  ===================  ===================  ===================


                                                  MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                 EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,631,855   $          269,774  $         1,365,627  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              731,922              988,168            1,382,856              856,881
      Administrative charges...............                2,014               49,877                5,150               68,224
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              733,936            1,038,045            1,388,006              925,105
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              897,919            (768,271)             (22,379)            (925,105)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            2,646,282            3,675,176
      Realized gains (losses) on sale of
        investments........................          (1,436,871)            3,037,646            4,647,243            4,020,066
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,436,871)            3,037,646            7,293,525            7,695,242
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,796,106)          (3,689,785)          (3,245,929)          (2,107,884)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,232,977)            (652,139)            4,047,596            5,587,358
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,335,058)   $      (1,420,410)  $         4,025,217  $         4,662,253
                                             ===================  ===================  ===================  ===================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $        2,281,256
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,519,594              651,486
      Administrative charges...............               50,295               61,352
                                             -------------------  --------------------
        Total expenses.....................            1,569,889              712,838
                                             -------------------  --------------------
          Net investment income (loss).....          (1,569,889)            1,568,418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            9,494,515                   --
      Realized gains (losses) on sale of
        investments........................            6,410,945              581,982
                                             -------------------  --------------------
          Net realized gains (losses)......           15,905,460              581,982
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,452,499)            (535,363)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,452,961               46,619
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,883,072   $        1,615,037
                                             ===================  ====================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2014


                                               MSF WESTERN ASSET                             MSF WMC
                                                MANAGEMENT U.S.         MSF WMC            CORE EQUITY          PIONEER VCT
                                                  GOVERNMENT           BALANCED           OPPORTUNITIES        MID CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,055,969  $         5,258,337  $           562,231  $           188,619
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,320,951            3,300,964            1,664,888              463,988
      Administrative charges...............               90,778               16,460              132,960               42,726
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,411,729            3,317,424            1,797,848              506,714
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              644,240            1,940,913          (1,235,617)            (318,095)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --            8,700,213            3,872,562
      Realized gains (losses) on sale of
        investments........................              151,558            9,187,107            4,414,699              870,614
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              151,558            9,187,107           13,114,912            4,743,176
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              740,716           11,946,452          (4,046,007)          (1,010,239)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              892,274           21,133,559            9,068,905            3,732,937
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,536,514  $        23,074,472  $         7,833,288  $         3,414,842
                                             ===================  ===================  ===================  ===================


                                               PIONEER VCT REAL    TAP 1919 VARIABLE                          WELLS FARGO VT
                                                 ESTATE SHARES    RESPONSIVE BALANCED      UIF GROWTH         SMALL CAP VALUE
                                                  SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,315  $           368,725  $                --  $             9,649
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              182,372              545,650              111,981               32,864
      Administrative charges...............               15,356               16,129               10,426                2,044
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              197,728              561,779              122,407               34,908
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               37,587            (193,054)            (122,407)             (25,259)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,003,049            4,898,778              473,425                   --
      Realized gains (losses) on sale of
        investments........................              263,613            1,420,300              856,000               77,628
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,266,662            6,319,078            1,329,425               77,628
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,263,330          (2,848,392)            (894,036)               37,219
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,529,992            3,470,686              435,389              114,847
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,567,579  $         3,277,632  $           312,982  $            89,588
                                             ===================  ===================  ===================  ===================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced on April 29, 2013 and began transactions in 2014.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                             ALLIANCEBERNSTEIN GLOBAL
                                        ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (67,808)  $       (61,674)  $       (15,518)  $       (15,020)
   Net realized gains (losses)....            794,789           735,733            32,668            23,203
   Change in unrealized gains
     (losses) on investments......          (344,060)           261,276             9,377           156,146
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            382,921           935,335            26,527           164,329
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                853             2,099                --                --
   Net transfers (including fixed
     account).....................            249,204          (39,535)           (7,842)             6,009
   Contract charges...............              (764)             (771)             (207)             (280)
   Transfers for contract benefits
     and terminations.............          (626,937)         (834,098)          (87,937)         (147,135)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (377,644)         (872,305)          (95,986)         (141,406)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............              5,277            63,030          (69,459)            22,923
NET ASSETS:
   Beginning of year..............          3,363,995         3,300,965           901,277           878,354
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       3,369,272  $      3,363,995  $        831,818  $        901,277
                                    =================  ================  ================  ================


                                           AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         16,081  $           (36)  $      (780,925)  $      (702,459)
   Net realized gains (losses)....            47,545           188,519        23,013,407         9,516,429
   Change in unrealized gains
     (losses) on investments......           205,588         (552,432)      (21,669,707)        26,002,227
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           269,214         (363,949)           562,775        34,816,197
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            29,846            46,654           672,311         1,104,190
   Net transfers (including fixed
     account).....................           149,067           446,383       (4,076,851)       (4,259,158)
   Contract charges...............           (2,904)           (3,367)          (21,160)          (25,749)
   Transfers for contract benefits
     and terminations.............       (1,395,574)       (3,052,108)      (23,577,388)      (24,204,925)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,219,565)       (2,562,438)      (27,003,088)      (27,385,642)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (950,351)       (2,926,387)      (26,440,313)         7,430,555
NET ASSETS:
   Beginning of year..............         7,716,511        10,642,898       150,574,183       143,143,628
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      6,766,160  $      7,716,511  $    124,133,870  $    150,574,183
                                    ================  ================  ================  ================

                                          AMERICAN FUNDS GLOBAL
                                          SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (49,570)  $       (26,558)  $    (3,023,184)  $    (2,686,873)
   Net realized gains (losses)....           325,406           199,709        39,194,840        17,489,309
   Change in unrealized gains
     (losses) on investments......         (247,183)           641,158      (17,668,571)        63,001,582
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            28,653           814,309        18,503,085        77,804,018
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,195             9,564         1,756,998         2,741,028
   Net transfers (including fixed
     account).....................             4,930           116,517      (16,553,882)      (11,724,629)
   Contract charges...............           (1,155)           (1,351)          (47,557)          (57,633)
   Transfers for contract benefits
     and terminations.............         (817,157)         (657,464)      (55,260,756)      (52,827,432)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (799,187)         (532,734)      (70,105,197)      (61,868,666)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (770,534)           281,575      (51,602,112)        15,935,352
NET ASSETS:
   Beginning of year..............         3,564,842         3,283,267       325,074,327       309,138,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,794,308  $      3,564,842  $    273,472,215  $    325,074,327
                                    ================  ================  ================  ================


                                       AMERICAN FUNDS GROWTH-INCOME
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,522,836)  $    (1,365,809)
   Net realized gains (losses)....        32,945,381        14,350,569
   Change in unrealized gains
     (losses) on investments......       (9,878,667)        60,371,095
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        21,543,878        73,355,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           681,238         1,144,786
   Net transfers (including fixed
     account).....................      (11,534,194)      (10,982,121)
   Contract charges...............          (41,725)          (49,429)
   Transfers for contract benefits
     and terminations.............      (47,080,308)      (45,466,316)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (57,974,989)      (55,353,080)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (36,431,111)        18,002,775
NET ASSETS:
   Beginning of year..............       279,010,804       261,008,029
                                    ----------------  ----------------
   End of year....................  $    242,579,693  $    279,010,804
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                                 DEUTSCHE II GOVERNMENT &
                                         DELAWARE VIP SMALL CAP VALUE                AGENCY SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (14,374)  $         10,017  $             943  $          31,870
   Net realized gains (losses)......          2,459,883         1,151,245           (63,795)            101,593
   Change in unrealized gains
     (losses) on investments........        (1,772,697)         2,799,912            156,481          (352,166)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            672,812         3,961,174             93,629          (218,703)
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            186,240           641,543                180                 --
   Net transfers (including fixed
     account).......................          (620,438)         (121,583)          (117,190)              5,094
   Contract charges.................               (38)              (32)              (780)            (1,060)
   Transfers for contract benefits
     and terminations...............        (3,640,585)       (1,793,109)          (575,180)        (1,482,782)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (4,074,821)       (1,273,181)          (692,970)        (1,478,748)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,402,009)         2,687,993          (599,341)        (1,697,451)
NET ASSETS:
   Beginning of year................         15,302,896        12,614,903          3,417,259          5,114,710
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      11,900,887  $     15,302,896  $       2,817,918  $       3,417,259
                                      =================  ================  =================  =================

                                                                               DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                   GROWTH
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014               2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (103,579)  $       (91,502)  $         (8,118)  $         (5,958)
   Net realized gains (losses)......            472,496           132,685             76,092             19,377
   Change in unrealized gains
     (losses) on investments........          (165,170)         2,218,962              9,457            162,762
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            203,747         2,260,145             77,431            176,181
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              3,781             6,709                 --                 --
   Net transfers (including fixed
     account).......................          (227,132)         (273,479)            (6,300)           (24,411)
   Contract charges.................            (1,545)           (1,883)              (140)              (138)
   Transfers for contract benefits
     and terminations...............        (1,771,218)       (1,721,998)           (26,383)           (22,902)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,996,114)       (1,990,651)           (32,823)           (47,451)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,792,367)           269,494             44,608            128,730
NET ASSETS:
   Beginning of year................          8,094,382         7,824,888            710,335            581,605
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       6,302,015  $      8,094,382  $         754,943  $         710,335
                                      =================  ================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                            FIDELITY VIP CONTRAFUND                    APPRECIATION
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2014               2013               2014              2013
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,789,621)  $    (1,491,143)  $        (27,756)  $        (29,651)
   Net realized gains (losses)......         17,149,717         6,283,965            248,087            344,239
   Change in unrealized gains
     (losses) on investments........          8,071,311        56,291,772           (23,087)            378,710
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         23,431,407        61,084,594            197,244            693,298
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,737,557         5,970,944             20,370             33,034
   Net transfers (including fixed
     account).......................        (4,785,519)       (3,006,539)          (129,492)             49,455
   Contract charges.................           (81,633)          (86,875)              (277)              (325)
   Transfers for contract benefits
     and terminations...............       (37,662,885)      (32,802,301)          (320,740)          (459,633)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (37,792,480)      (29,924,771)          (430,139)          (377,469)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (14,361,073)        31,159,823          (232,895)            315,829
NET ASSETS:
   Beginning of year................        255,326,876       224,167,053          2,445,391          2,129,562
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $     240,965,803  $    255,326,876  $       2,212,496  $       2,445,391
                                      =================  ================  =================  =================


                                           FIDELITY VIP EQUITY-INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2014                2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       3,955,603  $       2,990,707
   Net realized gains (losses)......          7,303,249         18,571,307
   Change in unrealized gains
     (losses) on investments........          7,248,553         35,924,876
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         18,507,405         57,486,890
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,904,375          6,098,643
   Net transfers (including fixed
     account).......................        (3,437,424)        (4,270,403)
   Contract charges.................          (154,692)          (167,400)
   Transfers for contract benefits
     and terminations...............       (23,319,528)       (22,246,728)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (22,007,269)       (20,585,888)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,499,864)         36,901,002
NET ASSETS:
   Beginning of year................        261,131,881        224,230,879
                                      -----------------  -----------------
   End of year......................  $     257,632,017  $     261,131,881
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                      FIDELITY VIP
                                      FUNDSMANAGER
                                           60%            FIDELITY VIP HIGH INCOME              FIDELITY VIP MID CAP
                                       SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                    ----------------  ----------------------------------  ---------------------------------
                                        2014 (a)            2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        476,912  $      1,002,324  $      1,098,961  $    (4,057,007)  $   (3,267,439)
   Net realized gains (losses)....           386,873         (120,874)         (156,051)        16,091,297       44,925,295
   Change in unrealized gains
     (losses) on investments......         (721,035)         (850,052)           209,161           885,782       42,081,895
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           142,750            31,398         1,152,071        12,920,072       83,739,751
                                    ----------------  ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        46,788,308           310,126           340,290         8,561,938        9,494,104
   Net transfers (including fixed
     account).....................            18,128         (163,272)         (676,878)       (8,380,799)      (7,457,674)
   Contract charges...............                --          (15,439)          (18,006)          (90,246)         (98,588)
   Transfers for contract benefits
     and terminations.............                --       (2,630,943)       (2,621,339)      (40,911,680)     (35,774,275)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        46,806,436       (2,499,528)       (2,975,933)      (40,820,787)     (33,836,433)
                                    ----------------  ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............        46,949,186       (2,468,130)       (1,823,862)      (27,900,715)       49,903,318
NET ASSETS:
   Beginning of year..............                --        24,369,719        26,193,581       312,221,233      262,317,915
                                    ----------------  ----------------  ----------------  ----------------  ---------------
   End of year....................  $     46,949,186  $     21,901,589  $     24,369,719  $    284,320,518  $   312,221,233
                                    ================  ================  ================  ================  ===============



                                        FTVIPT FRANKLIN INCOME VIP       FTVIPT FRANKLIN MUTUAL SHARES VIP
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,181,246  $      1,779,806  $         69,870  $        103,024
   Net realized gains (losses)....         1,429,384           737,033         1,619,474         1,127,184
   Change in unrealized gains
     (losses) on investments......       (1,385,438)         1,769,151         (444,273)         4,865,272
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,225,192         4,285,990         1,245,071         6,095,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           327,060           257,722            32,379            84,976
   Net transfers (including fixed
     account).....................         (761,005)           796,177         (191,419)         (928,376)
   Contract charges...............           (5,839)           (6,625)           (8,292)           (9,934)
   Transfers for contract benefits
     and terminations.............       (9,588,499)       (7,070,723)       (5,430,241)       (6,472,234)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,028,283)       (6,023,449)       (5,597,573)       (7,325,568)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (8,803,091)       (1,737,459)       (4,352,502)       (1,230,088)
NET ASSETS:
   Beginning of year..............        36,879,662        38,617,121        25,274,641        26,504,729
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     28,076,571  $     36,879,662  $     20,922,139  $     25,274,641
                                    ================  ================  ================  ================


                                         FTVIPT FRANKLIN RISING              FTVIPT FRANKLIN SMALL-MID
                                              DIVIDENDS VIP                       CAP GROWTH VIP
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014               2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (126,942)  $       (77,919)  $      (593,177)  $      (603,874)
   Net realized gains (losses)....         2,323,724         1,799,359         8,334,876         3,912,203
   Change in unrealized gains
     (losses) on investments......         (881,958)         3,422,567       (5,957,792)         7,106,109
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,314,824         5,144,007         1,783,907        10,414,438
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            51,753           269,464           298,737           306,814
   Net transfers (including fixed
     account).....................         (497,229)         2,390,768       (1,288,696)         (699,848)
   Contract charges...............           (5,811)           (7,124)          (10,168)          (11,579)
   Transfers for contract benefits
     and terminations.............       (4,686,100)       (3,915,791)       (5,568,700)       (5,438,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,137,387)       (1,262,683)       (6,568,827)       (5,842,857)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,822,563)         3,881,324       (4,784,920)         4,571,581
NET ASSETS:
   Beginning of year..............        24,118,817        20,237,493        36,768,267        32,196,686
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     20,296,254  $     24,118,817  $     31,983,347  $     36,768,267
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                           FTVIPT TEMPLETON DEVELOPING
                                                   MARKETS VIP                 FTVIPT TEMPLETON FOREIGN VIP
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013              2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          61,188  $         192,811  $          83,101  $         556,009
   Net realized gains (losses)......          (192,347)          (128,961)          3,404,938          2,544,926
   Change in unrealized gains
     (losses) on investments........        (1,908,799)          (644,865)       (14,127,812)         14,774,044
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (2,039,958)          (581,015)       (10,639,773)         17,874,979
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,101,137          1,390,826          1,033,839          1,577,814
   Net transfers (including fixed
     account).......................          (625,698)        (1,211,921)            996,549        (4,574,417)
   Contract charges.................           (10,107)           (12,137)           (17,240)           (21,328)
   Transfers for contract benefits
     and terminations...............        (2,406,627)        (2,809,192)       (15,473,160)       (13,959,584)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,295)        (2,642,424)       (13,460,012)       (16,977,515)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,981,253)        (3,223,439)       (24,099,785)            897,464
NET ASSETS:
   Beginning of year................         23,212,625         26,436,064         96,258,675         95,361,211
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      19,231,372  $      23,212,625  $      72,158,890  $      96,258,675
                                      =================  =================  =================  =================


                                             INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -----------------------------------
                                            2014               2013               2014               2013
                                      -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (31,351)  $         (7,037)  $       (10,444)  $         (3,302)
   Net realized gains (losses)......            670,535            423,952           119,110            111,528
   Change in unrealized gains
     (losses) on investments........           (99,974)          1,972,850            34,690            264,409
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            539,210          2,389,765           143,356            372,635
                                      -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --                --                 --
   Net transfers (including fixed
     account).......................             29,872          (448,194)           (7,165)             20,008
   Contract charges.................            (1,042)            (1,385)             (110)              (134)
   Transfers for contract benefits
     and terminations...............        (1,970,712)        (1,485,504)         (240,004)          (288,448)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,941,882)        (1,935,083)         (247,279)          (268,574)
                                      -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,402,672)            454,682         (103,923)            104,061
NET ASSETS:
   Beginning of year................          8,281,585          7,826,903         1,508,707          1,404,646
                                      -----------------  -----------------  ----------------  -----------------
   End of year......................  $       6,878,913  $       8,281,585  $      1,404,784  $       1,508,707
                                      =================  =================  ================  =================


                                         INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GOVERNMENT SECURITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2014               2013               2014               2013
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (97,191)  $       (156,130)  $         127,214  $         210,768
   Net realized gains (losses)......          8,926,729          5,245,140            (7,775)            124,407
   Change in unrealized gains
     (losses) on investments........        (4,021,112)         11,533,297            126,412        (1,015,023)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          4,808,426         16,622,307            245,851          (679,848)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            267,130            201,462                650              9,511
   Net transfers (including fixed
     account).......................              3,954        (1,010,257)          (249,475)          (754,815)
   Contract charges.................           (23,467)           (27,704)            (1,636)            (2,421)
   Transfers for contract benefits
     and terminations...............       (16,967,616)       (18,810,104)        (1,863,333)        (2,968,234)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,719,999)       (19,646,603)        (2,113,794)        (3,715,959)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (11,911,573)        (3,024,296)        (1,867,943)        (4,395,807)
NET ASSETS:
   Beginning of year................         77,591,291         80,615,587         12,461,122         16,856,929
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      65,679,718  $      77,591,291  $      10,593,179  $      12,461,122
                                      =================  =================  =================  =================


                                        INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2014               2013
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          16,185  $          21,835
   Net realized gains (losses)......            184,696             66,653
   Change in unrealized gains
     (losses) on investments........            131,127             68,927
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            332,008            157,415
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              1,368              1,899
   Net transfers (including fixed
     account).......................             18,431            361,976
   Contract charges.................              (589)              (669)
   Transfers for contract benefits
     and terminations...............          (637,943)          (567,044)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (618,733)          (203,838)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (286,725)           (46,423)
NET ASSETS:
   Beginning of year................          1,919,717          1,966,140
                                      -----------------  -----------------
   End of year......................  $       1,632,992  $       1,919,717
                                      =================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                       INVESCO V.I. S&P 500 INDEX             JANUS ASPEN ENTERPRISE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (15,072)  $       (10,977)  $      (201,105)  $      (161,273)
   Net realized gains (losses)....           273,768           230,896         2,221,151         1,516,095
   Change in unrealized gains
     (losses) on investments......          (29,791)           459,450         (652,260)         2,316,874
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           228,905           679,369         1,367,786         3,671,696
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --           183,584           236,556
   Net transfers (including fixed
     account).....................          (52,937)            59,862         (263,253)         (804,603)
   Contract charges...............             (417)             (483)           (1,990)           (2,405)
   Transfers for contract benefits
     and terminations.............         (574,651)         (752,832)       (1,911,795)       (2,407,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (628,005)         (693,453)       (1,993,454)       (2,977,738)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............         (399,100)          (14,084)         (625,668)           693,958
NET ASSETS:
   Beginning of year..............         2,775,395         2,789,479        14,258,782        13,564,824
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,376,295  $      2,775,395  $     13,633,114  $     14,258,782
                                    ================  ================  ================  ================


                                        JANUS ASPEN GLOBAL RESEARCH             JANUS ASPEN OVERSEAS
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  -----------------------------------
                                          2014               2013               2014              2013
                                    ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          4,172  $           5,879  $         826,558  $        920,235
   Net realized gains (losses)....            85,137             15,224          4,111,353       (1,006,092)
   Change in unrealized gains
     (losses) on investments......          (21,287)            228,557       (11,332,533)         6,383,285
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........            68,022            249,660        (6,394,622)         6,297,428
                                    ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            17,229             61,894          2,109,096         2,455,370
   Net transfers (including fixed
     account).....................             9,413           (20,896)        (2,685,274)       (4,937,327)
   Contract charges...............              (20)               (13)           (24,831)          (29,579)
   Transfers for contract benefits
     and terminations.............         (281,199)           (60,078)        (4,801,532)       (5,308,342)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (254,577)           (19,093)        (5,402,541)       (7,819,878)
                                    ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............         (186,555)            230,567       (11,797,163)       (1,522,450)
NET ASSETS:
   Beginning of year..............         1,151,374            920,807         53,057,257        54,579,707
                                    ----------------  -----------------  -----------------  ----------------
   End of year....................  $        964,819  $       1,151,374  $      41,260,094  $     53,057,257
                                    ================  =================  =================  ================

                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                      APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (6,344,203)  $    (5,467,901)  $    (1,435,309)  $    (1,384,787)
   Net realized gains (losses)....        77,677,245        59,838,803        31,109,280        29,181,465
   Change in unrealized gains
     (losses) on investments......         4,969,052        98,193,520       (2,692,710)        51,555,173
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        76,302,094       152,564,422        26,981,261        79,351,851
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,937,874         2,970,258         1,656,915         1,556,026
   Net transfers (including fixed
     account).....................      (11,497,692)      (11,474,702)       (3,054,149)       (4,330,210)
   Contract charges...............         (207,839)         (222,588)         (162,863)         (186,108)
   Transfers for contract benefits
     and terminations.............      (71,352,447)      (66,747,401)      (51,419,657)      (61,163,550)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (80,120,104)      (75,474,433)      (52,979,754)      (64,123,842)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,818,010)        77,089,989      (25,998,493)        15,228,009
NET ASSETS:
   Beginning of year..............       443,416,713       366,326,724       327,510,422       312,282,413
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    439,598,703  $    443,416,713  $    301,511,929  $    327,510,422
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE
                                               EQUITY INCOME
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014               2013
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        173,291  $       (411,549)
   Net realized gains (losses)....         5,748,538          2,751,112
   Change in unrealized gains
     (losses) on investments......         6,791,944         24,482,520
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        12,713,773         26,822,083
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,410            432,042
   Net transfers (including fixed
     account).....................       (1,671,672)          1,591,908
   Contract charges...............          (38,528)           (44,623)
   Transfers for contract benefits
     and terminations.............      (22,972,818)       (26,800,917)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (24,318,608)       (24,821,590)
                                    ----------------  -----------------
     Net increase (decrease)
        in net assets.............      (11,604,835)          2,000,493
NET ASSETS:
   Beginning of year..............       125,813,040        123,812,547
                                    ----------------  -----------------
   End of year....................  $    114,208,205  $     125,813,040
                                    ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH                     LARGE CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,141,442)  $    (1,163,135)  $       419,002  $        189,301
   Net realized gains (losses)....        20,915,708        18,285,670       16,119,908        11,005,877
   Change in unrealized gains
     (losses) on investments......       (8,183,281)        14,336,026      (3,205,797)        25,777,927
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,590,985        31,458,561       13,333,113        36,973,105
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           604,927           528,912          751,108           797,314
   Net transfers (including fixed
     account).....................       (2,852,461)       (4,867,017)      (2,520,225)       (2,537,354)
   Contract charges...............          (28,670)          (33,068)         (56,455)          (63,883)
   Transfers for contract benefits
     and terminations.............      (15,652,999)      (16,851,432)     (18,842,134)      (22,545,401)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,929,203)      (21,222,605)     (20,667,706)      (24,349,324)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,338,218)        10,235,956      (7,334,593)        12,623,781
NET ASSETS:
   Beginning of year..............       108,269,810        98,033,854      143,905,517       131,281,736
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    101,931,592  $    108,269,810  $   136,570,924  $    143,905,517
                                    ================  ================  ===============  ================

                                       LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE                      SMALL CAP GROWTH
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (588,576)  $      (660,165)  $   (1,025,968)  $    (1,031,135)
   Net realized gains (losses)....         5,237,682         5,488,291       12,724,657         9,493,628
   Change in unrealized gains
     (losses) on investments......       (2,272,504)         7,556,899     (10,875,143)        15,673,658
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,376,602        12,385,025          823,546        24,136,151
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            59,521            14,930          579,651           646,305
   Net transfers (including fixed
     account).....................         (639,659)       (1,142,422)      (2,485,673)         1,447,636
   Contract charges...............          (12,016)          (14,866)         (17,828)          (21,159)
   Transfers for contract benefits
     and terminations.............       (5,982,467)       (7,163,372)     (12,335,622)       (8,700,737)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,574,621)       (8,305,730)     (14,259,472)       (6,627,955)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,198,019)         4,079,295     (13,435,926)        17,508,196
NET ASSETS:
   Beginning of year..............        42,887,469        38,808,174       74,135,000        56,626,804
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $     38,689,450  $     42,887,469  $    60,699,074  $     74,135,000
                                    ================  ================  ===============  ================

                                         LMPVET VARIABLE LIFESTYLE          LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                     ALLOCATION 70%
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        567,482  $        333,145  $        163,685  $        36,496
   Net realized gains (losses)....         2,647,354         2,142,077         1,291,309        1,038,914
   Change in unrealized gains
     (losses) on investments......       (1,021,670)         6,414,130         (113,990)        6,489,221
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,193,166         8,889,352         1,341,004        7,564,631
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,863           168,948           108,554          125,427
   Net transfers (including fixed
     account).....................         (921,343)           785,577         (140,744)        (619,699)
   Contract charges...............          (32,847)          (46,080)          (31,960)         (36,217)
   Transfers for contract benefits
     and terminations.............      (10,252,857)      (12,794,643)       (5,289,021)      (6,427,477)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,024,184)      (11,886,198)       (5,353,171)      (6,957,966)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (8,831,018)       (2,996,846)       (4,012,167)          606,665
NET ASSETS:
   Beginning of year..............        67,949,518        70,946,364        41,240,143       40,633,478
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     59,118,500  $     67,949,518  $     37,227,976  $    41,240,143
                                    ================  ================  ================  ===============

                                         LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 85%
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         76,218  $         50,510
   Net realized gains (losses)....         1,593,598           642,074
   Change in unrealized gains
     (losses) on investments......         (859,564)         5,044,254
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           810,252         5,736,838
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            56,471            60,613
   Net transfers (including fixed
     account).....................         (217,830)         (132,861)
   Contract charges...............          (24,844)          (27,920)
   Transfers for contract benefits
     and terminations.............       (2,962,639)       (4,162,971)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,148,842)       (4,263,139)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,338,590)         1,473,699
NET ASSETS:
   Beginning of year..............        26,611,146        25,137,447
                                    ----------------  ----------------
   End of year....................  $     24,272,556  $     26,611,146
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       LMPVIT WESTERN ASSET VARIABLE       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND                    HIGH INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2014               2013              2014              2013
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         410,043  $        370,088  $      4,558,323  $      5,232,450
   Net realized gains (losses)....             46,639            85,940         (975,823)       (1,300,022)
   Change in unrealized gains
     (losses) on investments......          (656,927)          (18,528)       (4,813,613)         3,447,105
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (200,245)           437,500       (1,231,113)         7,379,533
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              5,071            34,058           211,946           297,766
   Net transfers (including fixed
     account).....................          (155,586)             7,198         1,018,588          (56,969)
   Contract charges...............              (894)           (1,180)          (24,786)          (29,994)
   Transfers for contract benefits
     and terminations.............        (1,519,382)       (1,980,939)      (16,235,964)      (19,568,606)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (1,670,791)       (1,940,863)      (15,030,216)      (19,357,803)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        (1,871,036)       (1,503,363)      (16,261,329)      (11,978,270)
NET ASSETS:
   Beginning of year..............          9,465,032        10,968,395        94,954,012       106,932,282
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $       7,593,996  $      9,465,032  $     78,692,683  $     94,954,012
                                    =================  ================  ================  ================

                                      MIST AMERICAN FUNDS BALANCED             MIST AMERICAN FUNDS
                                               ALLOCATION                       GROWTH ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,102  $         19,743  $         10,314  $          7,947
   Net realized gains (losses)....           430,165           209,460           635,983           198,329
   Change in unrealized gains
     (losses) on investments......         (239,127)           258,246         (442,995)           427,722
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           212,140           487,449           203,302           633,998
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           354,091           778,188           501,581           639,408
   Net transfers (including fixed
     account).....................           365,337           424,697           135,543           472,495
   Contract charges...............              (81)              (52)             (202)              (58)
   Transfers for contract benefits
     and terminations.............         (442,739)         (250,786)         (663,436)         (224,704)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           276,608           952,047          (26,514)           887,141
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           488,748         1,439,496           176,788         1,521,139
NET ASSETS:
   Beginning of year..............         3,871,348         2,431,852         3,542,062         2,020,923
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      4,360,096  $      3,871,348  $      3,718,850  $      3,542,062
                                    ================  ================  ================  ================

                                           MIST AMERICAN FUNDS
                                           MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         18,693  $         21,675  $      5,547,866  $      6,865,780
   Net realized gains (losses)....           271,799           162,188         6,270,603         5,365,353
   Change in unrealized gains
     (losses) on investments......         (144,025)           105,616       (9,312,170)       (2,490,150)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           146,467           289,479         2,506,299         9,740,983
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           360,406           442,522         2,650,862         1,837,669
   Net transfers (including fixed
     account).....................            92,334           358,383       (1,145,017)       (1,510,013)
   Contract charges...............             (229)             (227)          (39,560)          (46,039)
   Transfers for contract benefits
     and terminations.............         (453,418)         (405,416)      (22,718,789)      (19,432,058)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             (907)           395,262      (21,252,504)      (19,150,441)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           145,560           684,741      (18,746,205)       (9,409,458)
NET ASSETS:
   Beginning of year..............         2,718,823         2,034,082       123,385,092       132,794,550
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,864,383  $      2,718,823  $    104,638,887  $    123,385,092
                                    ================  ================  ================  ================


                                      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         89,274  $      4,224,262
   Net realized gains (losses)....         (747,770)       (1,846,045)
   Change in unrealized gains
     (losses) on investments......         9,172,613         (625,710)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,514,117         1,752,507
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,280,938         1,743,786
   Net transfers (including fixed
     account).....................        10,100,102           273,938
   Contract charges...............          (26,951)          (24,835)
   Transfers for contract benefits
     and terminations.............      (12,136,785)      (10,682,405)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           217,304       (8,689,516)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,731,421       (6,937,009)
NET ASSETS:
   Beginning of year..............        69,115,555        76,052,564
                                    ----------------  ----------------
   End of year....................  $     77,846,976  $     69,115,555
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MIST CLEARBRIDGE AGGRESSIVE              MIST HARRIS OAKMARK
                                                 GROWTH                            INTERNATIONAL
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,309,660)  $       (74,618)  $        793,611  $        857,636
   Net realized gains (losses)....         4,893,061           318,260         9,550,559         2,841,710
   Change in unrealized gains
     (losses) on investments......        71,822,294         1,389,657      (15,797,553)        15,797,358
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        71,405,695         1,633,299       (5,453,383)        19,496,704
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,823,691           142,560         1,099,962         1,245,509
   Net transfers (including fixed
     account).....................       571,847,123         1,976,535         (518,031)         4,727,338
   Contract charges...............         (355,710)             (409)          (14,907)          (17,408)
   Transfers for contract benefits
     and terminations.............      (40,990,676)         (882,892)      (10,858,348)      (12,494,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       537,324,428         1,235,794      (10,291,324)       (6,539,043)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       608,730,123         2,869,093      (15,744,707)        12,957,661
NET ASSETS:
   Beginning of year..............         5,944,351         3,075,258        83,400,611        70,442,950
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    614,674,474  $      5,944,351  $     67,655,904  $     83,400,611
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014             2013
                                    ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,195,186)  $      (873,696)  $     (743,905)  $      (653,759)
   Net realized gains (losses)....        18,851,038        19,321,109       11,739,485         1,338,194
   Change in unrealized gains
     (losses) on investments......            35,646        26,261,120      (6,825,511)        14,230,313
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        16,691,498        44,708,533        4,170,069        14,914,748
                                    ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           837,907           993,565          210,118           295,652
   Net transfers (including fixed
     account).....................        96,962,170       (5,625,364)      (1,234,874)       (1,353,139)
   Contract charges...............          (90,105)          (62,529)          (8,270)          (10,141)
   Transfers for contract benefits
     and terminations.............      (40,018,101)      (31,017,357)     (12,205,598)       (9,461,977)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        57,691,871      (35,711,685)     (13,238,624)      (10,529,605)
                                    ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............        74,383,369         8,996,848      (9,068,555)         4,385,143
NET ASSETS:
   Beginning of year..............       159,177,699       150,180,851       61,479,507        57,094,364
                                    ----------------  ----------------  ---------------  ----------------
   End of year....................  $    233,561,068  $    159,177,699  $    52,410,952  $     61,479,507
                                    ================  ================  ===============  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (245,154)  $      (183,094)  $       (69,519)  $      (117,473)
   Net realized gains (losses)....         2,591,378         1,654,287         2,186,367           864,407
   Change in unrealized gains
     (losses) on investments......       (1,481,220)         2,800,712       (1,720,767)         2,738,943
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           865,004         4,271,905           396,081         3,485,877
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           227,878           223,226           224,590           274,037
   Net transfers (including fixed
     account).....................           448,919           721,588           381,325         (131,385)
   Contract charges...............           (3,022)           (3,154)           (3,163)           (3,396)
   Transfers for contract benefits
     and terminations.............       (2,489,851)       (1,605,531)       (1,577,144)       (1,608,645)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,816,076)         (663,871)         (974,392)       (1,469,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (951,072)         3,608,034         (578,311)         2,016,488
NET ASSETS:
   Beginning of year..............        15,149,420        11,541,386        13,918,317        11,901,829
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,198,348  $     15,149,420  $     13,340,006  $     13,918,317
                                    ================  ================  ================  ================


                                     MIST LOOMIS SAYLES GLOBAL MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,667,240  $      2,138,480
   Net realized gains (losses)....         4,680,338         4,174,369
   Change in unrealized gains
     (losses) on investments......       (2,489,378)        16,907,180
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,858,200        23,220,029
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,690,830         3,266,257
   Net transfers (including fixed
     account).....................       (3,060,406)       (4,642,898)
   Contract charges...............          (89,938)          (98,928)
   Transfers for contract benefits
     and terminations.............      (15,043,771)      (16,403,169)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (15,503,285)      (17,878,738)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,645,085)         5,341,291
NET ASSETS:
   Beginning of year..............       160,979,990       155,638,699
                                    ----------------  ----------------
   End of year....................  $    149,334,905  $    160,979,990
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                           MIST LORD ABBETT BOND              MIST MET/EATON VANCE
                                                 DEBENTURE                        FLOATING RATE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,877,283  $      2,673,205  $         78,882  $         93,550
   Net realized gains (losses)....         2,072,147         1,233,068           (1,436)            17,844
   Change in unrealized gains
     (losses) on investments......       (2,360,131)         (828,173)         (128,296)          (45,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,589,299         3,078,100          (50,850)            66,291
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           333,156           346,794            22,671            83,011
   Net transfers (including fixed
     account).....................         2,057,777         (852,846)         (361,983)         3,375,711
   Contract charges...............          (10,746)          (12,515)             (103)             (152)
   Transfers for contract benefits
     and terminations.............       (8,528,528)       (8,981,804)         (517,994)         (951,263)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,148,341)       (9,500,371)         (857,409)         2,507,307
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,559,042)       (6,422,271)         (908,259)         2,573,598
NET ASSETS:
   Beginning of year..............        45,642,592        52,064,863         5,050,875         2,477,277
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     41,083,550  $     45,642,592  $      4,142,616  $      5,050,875
                                    ================  ================  ================  ================

                                                                          MIST METLIFE
                                                                           MULTI-INDEX
                                    MIST METLIFE ASSET ALLOCATION 100     TARGETED RISK      MIST METLIFE SMALL CAP VALUE
                                               SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
                                    ----------------------------------  ----------------  ----------------------------------
                                          2014              2013            2014 (b)             2014             2013
                                    ----------------  ---------------   ----------------   ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (337,358)  $     (291,949)   $           (30)   $   (1,864,408)  $      (679,616)
   Net realized gains (losses)....         2,105,016          839,855                 50         9,851,929         2,842,323
   Change in unrealized gains
     (losses) on investments......           702,228       14,374,112                299       (7,954,172)        33,150,522
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,469,886       14,922,018                319            33,349        35,313,229
                                    ----------------  ---------------   ----------------   ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,647,941        2,657,946              5,066         2,310,136         2,791,180
   Net transfers (including fixed
     account).....................       (1,848,074)           67,670              7,732       (2,855,214)       (5,549,253)
   Contract charges...............          (57,682)         (59,097)                 --          (51,822)          (59,044)
   Transfers for contract benefits
     and terminations.............       (6,217,658)      (5,336,373)              (693)      (18,397,297)      (17,786,276)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,475,473)      (2,669,854)             12,105      (18,994,197)      (20,603,393)
                                    ----------------  ---------------   ----------------   ---------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,005,587)       12,252,164             12,424      (18,960,848)        14,709,836
NET ASSETS:
   Beginning of year..............        66,836,972       54,584,808                 --       139,708,195       124,998,359
                                    ----------------  ---------------   ----------------   ---------------  ----------------
   End of year....................  $     63,831,385  $    66,836,972   $         12,424   $   120,747,347  $    139,708,195
                                    ================  ===============   ================   ===============  ================


                                         MIST MFS EMERGING MARKETS
                                                  EQUITY                 MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (610,670)  $      (403,905)  $        633,897  $      1,011,603
   Net realized gains (losses)....           117,322           589,139           396,955         (663,165)
   Change in unrealized gains
     (losses) on investments......       (3,870,947)       (4,852,078)       (7,907,774)        14,671,944
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,364,295)       (4,666,844)       (6,876,922)        15,020,382
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           194,774           288,367           608,065           869,585
   Net transfers (including fixed
     account).....................         9,819,475           120,674         (515,453)       (2,058,523)
   Contract charges...............          (12,834)          (10,359)          (36,430)          (44,184)
   Transfers for contract benefits
     and terminations.............      (10,475,666)      (10,203,377)      (13,717,217)      (15,278,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (474,251)       (9,804,695)      (13,661,035)      (16,511,421)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,838,546)      (14,471,539)      (20,537,957)       (1,491,039)
NET ASSETS:
   Beginning of year..............        58,259,362        72,730,901        92,815,172        94,306,211
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     53,420,816  $     58,259,362  $     72,277,215  $     92,815,172
                                    ================  ================  ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        MIST MORGAN STANLEY MID CAP
                                                  GROWTH                 MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (225,678)  $      (137,845)  $    (1,355,835)  $      1,741,345
   Net realized gains (losses)....         1,245,152           808,283        24,614,829         8,061,157
   Change in unrealized gains
     (losses) on investments......       (1,136,296)         3,425,665      (19,748,974)        72,325,448
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (116,822)         4,096,103         3,510,020        82,127,950
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            34,221           200,040         8,075,281         7,397,218
   Net transfers (including fixed
     account).....................           109,937         (277,302)       (4,519,418)        31,931,652
   Contract charges...............           (1,384)           (1,778)         (145,634)         (162,927)
   Transfers for contract benefits
     and terminations.............       (2,532,989)       (1,844,731)      (51,036,350)      (42,157,196)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,390,215)       (1,923,771)      (47,626,121)       (2,991,253)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,507,037)         2,172,332      (44,116,101)        79,136,697
NET ASSETS:
   Beginning of year..............        14,243,583        12,071,251       395,783,735       316,647,038
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     11,736,546  $     14,243,583  $    351,667,634  $    395,783,735
                                    ================  ================  ================  ================

                                      MIST PIMCO INFLATION PROTECTED
                                                   BOND                       MIST PIMCO TOTAL RETURN
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                         2014               2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        116,627  $        868,664  $      1,914,248  $      9,036,880
   Net realized gains (losses)....       (1,454,822)         4,185,450         2,956,590        12,250,236
   Change in unrealized gains
     (losses) on investments......         2,626,174      (15,986,354)         1,916,125      (33,638,868)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,287,979      (10,932,240)         6,786,963      (12,351,752)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,910,548         2,015,048         3,145,517         5,197,974
   Net transfers (including fixed
     account).....................       (1,008,189)      (16,432,561)       (8,641,979)      (18,542,538)
   Contract charges...............          (16,474)          (21,960)          (60,783)          (74,283)
   Transfers for contract benefits
     and terminations.............      (13,246,441)      (15,172,246)      (53,268,923)      (56,109,482)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,360,556)      (29,611,719)      (58,826,168)      (69,528,329)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (11,072,577)      (40,543,959)      (52,039,205)      (81,880,081)
NET ASSETS:
   Beginning of year..............        76,820,088       117,364,047       296,027,272       377,907,353
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     65,747,511  $     76,820,088  $    243,988,067  $    296,027,272
                                    ================  ================  ================  ================


                                            MIST PIONEER FUND             MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         58,001  $      1,024,655  $      5,693,564  $      6,858,819
   Net realized gains (losses)....        18,403,137         2,852,216         5,336,362         6,280,542
   Change in unrealized gains
     (losses) on investments......      (13,134,410)        12,295,148       (6,075,435)      (13,611,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,326,728        16,172,019         4,954,491         (472,457)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           368,986           518,310         1,033,567         1,919,214
   Net transfers (including fixed
     account).....................         (455,297)       (1,951,734)         3,523,782       (1,771,635)
   Contract charges...............          (22,093)          (25,848)          (39,740)          (48,095)
   Transfers for contract benefits
     and terminations.............       (9,676,245)       (8,920,122)      (33,136,761)      (37,750,587)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,784,649)      (10,379,394)      (28,619,152)      (37,651,103)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,457,921)         5,792,625      (23,664,661)      (38,123,560)
NET ASSETS:
   Beginning of year..............        62,232,308        56,439,683       175,717,234       213,840,794
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     57,774,387  $     62,232,308  $    152,052,573  $    175,717,234
                                    ================  ================  ================  ================


                                         MIST PYRAMIS MANAGED RISK
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014            2013 (c)
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $           (31)  $             10
   Net realized gains (losses)....                10                23
   Change in unrealized gains
     (losses) on investments......               334               (4)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               313                29
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,454               223
   Net transfers (including fixed
     account).....................             6,405             1,117
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............               (2)                --
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,857             1,340
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,170             1,369
NET ASSETS:
   Beginning of year..............             1,369                --
                                    ----------------  ----------------
   End of year....................  $         11,539  $          1,369
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                          MIST SSGA GROWTH AND
                                               INCOME ETF                    MIST SSGA GROWTH ETF
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,272,978  $     1,591,659  $      1,032,048  $     1,316,177
   Net realized gains (losses)....         9,718,880        4,722,848        12,475,048        7,365,285
   Change in unrealized gains
     (losses) on investments......       (5,382,431)        7,409,087       (7,094,523)       15,207,254
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,609,427       13,723,594         6,412,573       23,888,716
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,291,442        3,555,724         4,770,393        5,201,906
   Net transfers (including fixed
     account).....................       (3,457,828)      (2,634,069)       (4,069,039)      (3,728,747)
   Contract charges...............         (134,293)        (144,229)         (163,551)        (175,104)
   Transfers for contract benefits
     and terminations.............      (10,827,632)      (9,581,040)      (13,135,245)     (10,900,508)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,128,311)      (8,803,614)      (12,597,442)      (9,602,453)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (5,518,884)        4,919,980       (6,184,869)       14,286,263
NET ASSETS:
   Beginning of year..............       128,281,207      123,361,227       163,090,332      148,804,069
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    122,762,323  $   128,281,207  $    156,905,463  $   163,090,332
                                    ================  ===============  ================  ===============

                                      MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                  VALUE                             GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,886,097)  $     (278,413)  $       (43,276)  $      (47,017)
   Net realized gains (losses)....        10,761,897        2,616,256           472,908          431,671
   Change in unrealized gains
     (losses) on investments......        35,231,043       31,565,291         (215,454)          440,352
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        42,106,843       33,903,134           214,178          825,006
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,318,282        1,901,959               988            1,590
   Net transfers (including fixed
     account).....................       321,932,902      (3,051,520)            44,904         (41,837)
   Contract charges...............         (156,122)         (28,233)             (821)            (415)
   Transfers for contract benefits
     and terminations.............      (55,536,257)     (19,107,183)         (809,873)        (951,695)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       271,558,805     (20,284,977)         (764,802)        (992,357)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       313,665,648       13,618,157         (550,624)        (167,351)
NET ASSETS:
   Beginning of year..............       129,704,910      116,086,753         2,644,910        2,812,261
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    443,370,558  $   129,704,910  $      2,094,286  $     2,644,910
                                    ================  ===============  ================  ===============


                                       MIST WMC LARGE CAP RESEARCH      MORGAN STANLEY MULTI CAP GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (356,278)  $     (130,436)  $       (24,538)  $      (22,877)
   Net realized gains (losses)....         2,663,157          803,734           293,692          136,590
   Change in unrealized gains
     (losses) on investments......         2,964,427       12,259,377         (242,199)          329,155
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,271,306       12,932,675            26,955          442,868
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           182,796          276,426                --               --
   Net transfers (including fixed
     account).....................       (1,100,153)          419,030         (109,932)         (67,387)
   Contract charges...............          (29,206)         (31,920)              (74)             (89)
   Transfers for contract benefits
     and terminations.............       (8,133,010)      (6,273,031)         (213,345)        (217,956)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,079,573)      (5,609,495)         (323,351)        (285,432)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,808,267)        7,323,180         (296,396)          157,436
NET ASSETS:
   Beginning of year..............        50,072,685       42,749,505         1,210,400        1,052,964
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     46,264,418  $    50,072,685  $        914,004  $     1,210,400
                                    ================  ===============  ================  ===============

                                       MSF BARCLAYS AGGREGATE BOND
                                                  INDEX
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,449,300  $     2,128,832
   Net realized gains (losses)....           204,642          355,080
   Change in unrealized gains
     (losses) on investments......         1,888,378      (5,641,109)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,542,320      (3,157,197)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,673,531        1,979,916
   Net transfers (including fixed
     account).....................       (1,472,554)      (4,156,814)
   Contract charges...............          (47,252)         (55,216)
   Transfers for contract benefits
     and terminations.............       (8,611,027)      (9,031,615)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,457,302)     (11,263,729)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (4,914,982)     (14,420,926)
NET ASSETS:
   Beginning of year..............        80,759,985       95,180,911
                                    ----------------  ---------------
   End of year....................  $     75,845,003  $    80,759,985
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      3,425,995  $      5,101,503  $    (2,701,625)  $    (1,130,563)
   Net realized gains (losses)....         1,294,032         7,173,998        19,554,610        17,851,710
   Change in unrealized gains
     (losses) on investments......         4,747,555      (17,284,665)       (2,920,337)        40,510,171
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         9,467,582       (5,009,164)        13,932,648        57,231,318
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,289,409         1,702,649         1,342,795         1,625,768
   Net transfers (including fixed
     account).....................         3,715,103       (3,772,509)       (4,727,628)       (6,871,007)
   Contract charges...............          (52,307)          (62,756)          (74,148)          (85,175)
   Transfers for contract benefits
     and terminations.............      (28,780,599)      (34,807,674)      (27,132,405)      (30,848,702)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (23,828,394)      (36,940,290)      (30,591,386)      (36,179,116)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,360,812)      (41,949,454)      (16,658,738)        21,052,202
NET ASSETS:
   Beginning of year..............       185,528,381       227,477,835       218,130,450       197,078,248
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    171,167,569  $    185,528,381  $    201,471,712  $    218,130,450
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (91,484)  $       (92,004)  $    (4,433,023)  $    (5,141,532)
   Net realized gains (losses)....         3,170,397           729,245                --                --
   Change in unrealized gains
     (losses) on investments......       (2,004,706)         3,319,124                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,074,207         3,956,365       (4,433,023)       (5,141,532)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           183,661           188,897         7,289,711         9,429,447
   Net transfers (including fixed
     account).....................         (522,036)         (514,493)       120,819,674       148,394,164
   Contract charges...............           (3,220)           (3,867)         (139,686)         (151,728)
   Transfers for contract benefits
     and terminations.............       (3,258,750)       (2,777,332)     (169,584,123)     (184,717,643)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,600,345)       (3,106,795)      (41,614,424)      (27,045,760)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,526,138)           849,570      (46,047,447)      (32,187,292)
NET ASSETS:
   Beginning of year..............        15,413,317        14,563,747       306,076,669       338,263,961
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,887,179  $     15,413,317  $    260,029,222  $    306,076,669
                                    ================  ================  ================  ================


                                        MSF FRONTIER MID CAP GROWTH             MSF JENNISON GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,327,583)  $      (258,524)  $    (4,056,039)  $    (3,105,136)
   Net realized gains (losses)....        13,193,351         6,964,676        30,204,045         8,299,160
   Change in unrealized gains
     (losses) on investments......       (3,729,328)        17,227,251         1,813,537        98,217,431
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         8,136,440        23,933,403        27,961,543       103,411,455
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           482,021           989,772         5,685,469         6,162,682
   Net transfers (including fixed
     account).....................       (1,807,566)         (971,012)         4,693,745      (11,980,284)
   Contract charges...............          (50,978)          (57,802)         (239,419)         (254,893)
   Transfers for contract benefits
     and terminations.............      (12,102,250)      (13,468,216)      (39,162,759)      (37,129,065)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,478,773)      (13,507,258)      (29,022,964)      (43,201,560)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,342,333)        10,426,145       (1,061,421)        60,209,895
NET ASSETS:
   Beginning of year..............        93,792,080        83,365,935       377,320,708       317,110,813
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     88,449,747  $     93,792,080  $    376,259,287  $    377,320,708
                                    ================  ================  ================  ================


                                     MSF LOOMIS SAYLES SMALL CAP CORE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (17,703)  $       (15,771)
   Net realized gains (losses)....           155,834           208,810
   Change in unrealized gains
     (losses) on investments......         (133,406)            95,243
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             4,725           288,282
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             6,541            12,790
   Net transfers (including fixed
     account).....................         (257,136)         (377,185)
   Contract charges...............              (25)              (59)
   Transfers for contract benefits
     and terminations.............          (47,832)          (60,709)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (298,452)         (425,163)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (293,727)         (136,881)
NET ASSETS:
   Beginning of year..............         1,019,553         1,156,434
                                    ----------------  ----------------
   End of year....................  $        725,826  $      1,019,553
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014              2013
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (24,427)  $        (18,280)  $        (5,163)  $        (1,820)
   Net realized gains (losses).....           128,424            126,994            48,600            48,545
   Change in unrealized gains
     (losses) on investments.......         (101,825)            482,351         (182,113)           158,676
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             2,172            591,065         (138,676)           205,401
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                 --                90                --
   Net transfers (including fixed
     account)......................          (41,387)            101,443           618,016            25,921
   Contract charges................             (189)              (248)              (62)              (55)
   Transfers for contract benefits
     and terminations..............         (204,925)          (273,305)          (60,089)          (90,429)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (246,501)          (172,110)           557,955          (64,563)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (244,329)            418,955           419,279           140,838
NET ASSETS:
   Beginning of year...............         2,205,749          1,786,794           969,532           828,694
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      1,961,420  $       2,205,749  $      1,388,811  $        969,532
                                     ================  =================  ================  ================


                                       MSF METLIFE ASSET ALLOCATION 20      MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014               2013              2014               2013
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         798,395  $        560,193  $      1,107,342  $       1,047,908
   Net realized gains (losses).....          1,814,777         1,144,299         5,068,547          2,993,480
   Change in unrealized gains
     (losses) on investments.......        (1,645,913)         (682,628)       (2,987,914)          3,837,722
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            967,259         1,021,864         3,187,975          7,879,110
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            658,087         1,052,993         2,717,058          2,597,612
   Net transfers (including fixed
     account)......................            242,561         (255,048)        13,758,726          2,727,109
   Contract charges................           (10,058)          (11,689)          (41,474)           (40,794)
   Transfers for contract benefits
     and terminations..............        (8,229,413)       (9,004,290)      (18,033,396)       (14,035,466)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,338,823)       (8,218,034)       (1,599,086)        (8,751,539)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,371,564)       (7,196,170)         1,588,889          (872,429)
NET ASSETS:
   Beginning of year...............         35,985,163        43,181,333        85,938,160         86,810,589
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,613,599  $     35,985,163  $     87,527,049  $      85,938,160
                                     =================  ================  ================  =================


                                       MSF METLIFE ASSET ALLOCATION 60     MSF METLIFE ASSET ALLOCATION 80
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2014              2013               2014              2013
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,635,348  $      2,982,253  $     (2,490,782)  $        890,869
   Net realized gains (losses).....        25,611,105         8,544,551          7,761,969         3,680,390
   Change in unrealized gains
     (losses) on investments.......       (7,002,792)        53,809,121         18,931,660        70,992,292
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        20,243,661        65,335,925         24,202,847        75,563,551
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,632,098        13,730,586         15,464,918        11,850,159
   Net transfers (including fixed
     account)......................       136,613,138         7,040,208        262,910,087       (3,838,214)
   Contract charges................         (343,114)         (327,265)          (442,603)         (366,330)
   Transfers for contract benefits
     and terminations..............      (69,272,252)      (42,916,969)       (49,226,600)      (33,057,120)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        81,629,870      (22,473,440)        228,705,802      (25,411,505)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       101,873,531        42,862,485        252,908,649        50,152,046
NET ASSETS:
   Beginning of year...............       449,109,725       406,247,240        392,110,510       341,958,464
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    550,983,256  $    449,109,725  $     645,019,159  $    392,110,510
                                     ================  ================  =================  ================


                                       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (35,298)  $        (18,425)
   Net realized gains (losses).....           982,508            570,853
   Change in unrealized gains
     (losses) on investments.......           278,100          2,527,315
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         1,225,310          3,079,743
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           823,397            663,814
   Net transfers (including fixed
     account)......................         1,109,108          2,392,735
   Contract charges................           (7,243)            (6,112)
   Transfers for contract benefits
     and terminations..............       (1,148,485)          (950,458)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           776,777          2,099,979
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         2,002,087          5,179,722
NET ASSETS:
   Beginning of year...............        14,115,032          8,935,310
                                     ----------------  -----------------
   End of year.....................  $     16,117,119  $      14,115,032
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013



                                         MSF METLIFE STOCK INDEX             MSF MFS TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,628,110  $     2,523,715  $      3,360,215  $     4,426,301
   Net realized gains (losses)....       100,504,410       84,725,742        12,602,909        6,803,668
   Change in unrealized gains
     (losses) on investments......         3,976,797      174,006,859        13,299,681       62,516,313
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       107,109,317      261,256,316        29,262,805       73,746,282
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,311,034       15,677,722         5,398,880        6,429,459
   Net transfers (including fixed
     account).....................      (85,015,507)     (84,676,303)       (3,642,275)      (4,356,427)
   Contract charges...............         (535,399)        (610,148)         (164,446)        (187,597)
   Transfers for contract benefits
     and terminations.............     (110,344,146)    (125,072,521)      (70,534,331)     (74,128,616)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (180,584,018)    (194,681,250)      (68,942,172)     (72,243,181)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (73,474,701)       66,575,066      (39,679,367)        1,503,101
NET ASSETS:
   Beginning of year..............     1,022,210,401      955,635,335       467,083,516      465,580,415
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    948,735,700  $ 1,022,210,401  $    427,404,149  $   467,083,516
                                    ================  ===============  ================  ===============


                                              MSF MFS VALUE                   MSF MSCI EAFE INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         92,353  $     (604,364)  $        897,919  $     1,178,351
   Net realized gains (losses)....        13,277,287        5,751,228       (1,436,871)      (1,703,283)
   Change in unrealized gains
     (losses) on investments......         (201,912)       27,680,037       (3,796,106)       12,148,332
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............        13,167,728       32,826,901       (4,335,058)       11,623,400
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,486,296        1,789,033         1,612,353        1,873,040
   Net transfers (including fixed
     account).....................         8,265,948       74,625,783       (1,843,138)        (253,951)
   Contract charges...............          (40,837)         (41,962)          (33,375)         (37,146)
   Transfers for contract benefits
     and terminations.............      (25,889,615)     (20,484,531)       (6,608,779)      (6,050,286)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,178,208)       55,888,323       (6,872,939)      (4,468,343)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,010,480)       88,715,224      (11,207,997)        7,155,057
NET ASSETS:
   Beginning of year..............       152,814,296       64,099,072        66,367,832       59,212,775
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    149,803,816  $   152,814,296  $     55,159,835  $    66,367,832
                                    ================  ===============  ================  ===============


                                      MSF NEUBERGER BERMAN GENESIS          MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2014              2013             2014              2013
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (768,271)  $     (755,033)  $       (22,379)  $       400,930
   Net realized gains (losses)....         3,037,646        1,170,082         7,293,525        2,571,199
   Change in unrealized gains
     (losses) on investments......       (3,689,785)       17,473,581       (3,245,929)       31,689,365
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,420,410)       17,888,630         4,025,217       34,661,494
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           957,552          811,548         2,259,640        2,523,589
   Net transfers (including fixed
     account).....................       (1,314,496)       71,498,045       (3,278,220)         (65,285)
   Contract charges...............          (31,570)         (41,881)          (65,201)         (69,985)
   Transfers for contract benefits
     and terminations.............      (11,700,796)      (7,375,346)      (11,828,019)     (10,291,504)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,089,310)       64,892,366      (12,911,800)      (7,903,185)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,509,720)       82,780,996       (8,886,583)       26,758,309
NET ASSETS:
   Beginning of year..............        82,899,600          118,604       123,574,772       96,816,463
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $     69,389,880  $    82,899,600  $    114,688,189  $   123,574,772
                                    ================  ===============  ================  ===============

                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                    ---------------------------------
                                          2014              2013
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (925,105)  $     (714,191)
   Net realized gains (losses)....         7,695,242        4,791,112
   Change in unrealized gains
     (losses) on investments......       (2,107,884)       10,863,922
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,662,253       14,940,843
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           731,913          473,025
   Net transfers (including fixed
     account).....................        10,482,818        7,359,944
   Contract charges...............          (18,097)         (17,523)
   Transfers for contract benefits
     and terminations.............      (10,201,159)      (7,681,930)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           995,475          133,516
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         5,657,728       15,074,359
NET ASSETS:
   Beginning of year..............        54,003,653       38,929,294
                                    ----------------  ---------------
   End of year....................  $     59,661,381  $    54,003,653
                                    ================  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                       MSF T. ROWE PRICE SMALL CAP       MSF WESTERN ASSET MANAGEMENT
                                                 GROWTH                  STRATEGIC BOND OPPORTUNITIES
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,569,889)  $   (1,345,087)  $      1,568,418  $      1,658,229
   Net realized gains (losses)....        15,905,460       11,439,192           581,982           866,373
   Change in unrealized gains
     (losses) on investments......       (8,452,499)       29,168,456         (535,363)       (2,898,428)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         5,883,072       39,262,561         1,615,037         (373,826)
                                    ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,473,189        2,656,098            70,885            87,695
   Net transfers (including fixed
     account).....................       (1,932,470)      (2,098,804)           367,665       (1,406,369)
   Contract charges...............          (52,391)         (56,062)           (6,149)           (7,902)
   Transfers for contract benefits
     and terminations.............      (13,477,451)     (12,992,773)       (7,356,702)       (8,975,402)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,989,123)     (12,491,541)       (6,924,301)      (10,301,978)
                                    ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,106,051)       26,771,020       (5,309,264)      (10,675,804)
NET ASSETS:
   Beginning of year..............       125,245,594       98,474,574        44,979,001        55,654,805
                                    ----------------  ---------------  ----------------  ----------------
   End of year....................  $    118,139,543  $   125,245,594  $     39,669,737  $     44,979,001
                                    ================  ===============  ================  ================

                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT                   MSF WMC BALANCED
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ----------------------------------
                                          2014             2013              2014              2013
                                    ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       644,240  $      1,069,047  $      1,940,913  $      3,069,593
   Net realized gains (losses)....          151,558           380,252         9,187,107         5,658,892
   Change in unrealized gains
     (losses) on investments......          740,716       (4,019,160)        11,946,452        35,451,352
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,536,514       (2,569,861)        23,074,472        44,179,837
                                    ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,878,078         1,555,742         3,422,634         3,914,483
   Net transfers (including fixed
     account).....................        4,836,140       (2,441,865)       (1,631,300)       (3,040,080)
   Contract charges...............         (53,009)          (63,046)         (157,878)         (170,950)
   Transfers for contract benefits
     and terminations.............     (19,940,320)      (21,635,461)      (27,105,529)      (21,259,691)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............     (13,279,111)      (22,584,630)      (25,472,073)      (20,556,238)
                                    ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (11,742,597)      (25,154,491)       (2,397,601)        23,623,599
NET ASSETS:
   Beginning of year..............      109,839,169       134,993,660       265,542,357       241,918,758
                                    ---------------  ----------------  ----------------  ----------------
   End of year....................  $    98,096,572  $    109,839,169  $    263,144,756  $    265,542,357
                                    ===============  ================  ================  ================

                                            MSF WMC CORE EQUITY
                                               OPPORTUNITIES                PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2014              2013              2014              2013
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,235,617)  $      (599,666)  $      (318,095)  $     (304,232)
   Net realized gains (losses)....        13,114,912         5,347,045         4,743,176          228,082
   Change in unrealized gains
     (losses) on investments......       (4,046,007)        24,307,357       (1,010,239)        7,893,729
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,833,288        29,054,736         3,414,842        7,817,579
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           208,522           352,778           116,654          139,831
   Net transfers (including fixed
     account).....................       (3,263,760)       (4,335,123)         (287,076)        (736,064)
   Contract charges...............          (19,164)          (23,615)           (9,963)         (11,239)
   Transfers for contract benefits
     and terminations.............      (17,830,325)      (18,934,585)       (5,341,338)      (6,313,577)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (20,904,727)      (22,940,545)       (5,521,723)      (6,921,049)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (13,071,439)         6,114,191       (2,106,881)          896,530
NET ASSETS:
   Beginning of year..............       109,181,322       103,067,131        29,462,183       28,565,653
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     96,109,883  $    109,181,322  $     27,355,302  $    29,462,183
                                    ================  ================  ================  ===============


                                      PIONEER VCT REAL ESTATE SHARES
                                                SUBACCOUNT
                                    ----------------------------------
                                          2014              2013
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         37,587  $         20,277
   Net realized gains (losses)....         1,266,662           817,255
   Change in unrealized gains
     (losses) on investments......         1,263,330         (747,580)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,567,579            89,952
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            45,841            34,478
   Net transfers (including fixed
     account).....................         (430,201)            36,854
   Contract charges...............           (4,299)           (5,033)
   Transfers for contract benefits
     and terminations.............       (2,708,138)       (2,184,452)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,096,797)       (2,118,153)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (529,218)       (2,028,201)
NET ASSETS:
   Beginning of year..............        10,515,684        12,543,885
                                    ----------------  ----------------
   End of year....................  $      9,986,466  $     10,515,684
                                    ================  ================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013


                                        TAP 1919 VARIABLE RESPONSIVE
                                                  BALANCED                            UIF GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2014              2013                2014              2013
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (193,054)  $       (199,238)  $       (122,407)  $       (93,020)
   Net realized gains (losses).....         6,319,078          1,047,569          1,329,425         1,178,759
   Change in unrealized gains
     (losses) on investments.......       (2,848,392)          6,003,454          (894,036)         1,610,149
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         3,277,632          6,851,785            312,982         2,695,888
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           742,932            761,304                 --                --
   Net transfers (including fixed
     account)......................         (357,581)          (327,563)          (320,492)         (546,324)
   Contract charges................          (30,919)           (33,864)              (953)           (1,235)
   Transfers for contract benefits
     and terminations..............       (4,757,516)        (5,004,769)        (1,035,910)       (1,515,306)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,403,084)        (4,604,892)        (1,357,355)       (2,062,865)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (1,125,452)          2,246,893        (1,044,373)           633,023
NET ASSETS:
   Beginning of year...............        44,216,482         41,969,589          7,732,651         7,099,628
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $     43,091,030  $      44,216,482  $       6,688,278  $      7,732,651
                                     ================  =================  =================  ================


                                       WELLS FARGO VT SMALL CAP VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2014               2013
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (25,259)  $        (17,295)
   Net realized gains (losses).....            77,628             50,657
   Change in unrealized gains
     (losses) on investments.......            37,219            328,989
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            89,588            362,351
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            20,736             37,412
   Net transfers (including fixed
     account)......................          (46,511)           (37,659)
   Contract charges................             (211)              (275)
   Transfers for contract benefits
     and terminations..............         (295,638)          (666,084)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (321,624)          (666,606)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (232,036)          (304,255)
NET ASSETS:
   Beginning of year...............         2,776,008          3,080,263
                                     ----------------  -----------------
   End of year.....................  $      2,543,972  $       2,776,008
                                     ================  =================

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29, 2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, the Company changed its name from MetLife Insurance Company of Connecticut to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AllianceBernstein Variable Products Series Fund, Inc.      Met Investors Series Trust ("MIST")*
   ("AllianceBernstein")                                   Metropolitan Series Fund ("MSF")*
American Funds Insurance Series ("American Funds")         Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")
Legg Mason Partners Variable Equity Trust                  Wells Fargo Variable Trust ("Wells Fargo VT")
   ("LMPVET")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2014:

Alger Capital Appreciation Subaccount                   Deutsche II Government & Agency Securities
AllianceBernstein Global Thematic Growth                  Subaccount
   Subaccount                                           Deutsche II Small Mid Cap Value Subaccount
American Funds Bond Subaccount                          Dreyfus Socially Responsible Growth Subaccount
American Funds Global Growth Subaccount                 Fidelity VIP Contrafund Subaccount (a)
American Funds Global Small Capitalization              Fidelity VIP Dynamic Capital Appreciation
   Subaccount                                             Subaccount
American Funds Growth Subaccount                        Fidelity VIP Equity-Income Subaccount (a)
American Funds Growth-Income Subaccount                 Fidelity VIP FundsManager 60% Subaccount (b)
Delaware VIP Small Cap Value Subaccount                 Fidelity VIP High Income Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


Fidelity VIP Mid Cap Subaccount                          MIST Clarion Global Real Estate Subaccount (a)
FTVIPT Franklin Income VIP Subaccount                    MIST ClearBridge Aggressive Growth Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Harris Oakmark International Subaccount
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST Invesco Mid Cap Value Subaccount (a)
   Subaccount                                            MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Templeton Developing Markets VIP                  MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Emerging Markets Equity Subaccount (a)
Invesco V.I. S&P 500 Index Subaccount                    MIST MFS Research International Subaccount
Janus Aspen Enterprise Subaccount                        MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Aggressive Growth            MIST PIMCO Total Return Subaccount
   Subaccount (a)                                        MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Appreciation                 MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                            MIST Pyramis Managed Risk Subaccount
LMPVET ClearBridge Variable Equity Income                MIST SSgA Growth and Income ETF Subaccount
   Subaccount (a)                                        MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Large Cap Growth             MIST T. Rowe Price Large Cap Value Subaccount (a)
   Subaccount                                            MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Large Cap Value              MIST WMC Large Cap Research Subaccount
   Subaccount                                            Morgan Stanley Multi Cap Growth Subaccount
LMPVET ClearBridge Variable Mid Cap Core                 MSF Barclays Aggregate Bond Index Subaccount
   Subaccount                                            MSF BlackRock Bond Income Subaccount (a)
LMPVET ClearBridge Variable Small Cap Growth             MSF BlackRock Capital Appreciation Subaccount (a)
   Subaccount                                            MSF BlackRock Large Cap Value Subaccount
LMPVET Variable Lifestyle Allocation 50%                 MSF BlackRock Money Market Subaccount (a)
   Subaccount                                            MSF Frontier Mid Cap Growth Subaccount (a)
LMPVET Variable Lifestyle Allocation 70%                 MSF Jennison Growth Subaccount (a)
   Subaccount                                            MSF Loomis Sayles Small Cap Core Subaccount
LMPVET Variable Lifestyle Allocation 85%                 MSF Met/Artisan Mid Cap Value Subaccount
   Subaccount                                            MSF Met/Dimensional International Small Company
LMPVIT Western Asset Variable Global High Yield            Subaccount
   Bond Subaccount                                       MSF MetLife Asset Allocation 20 Subaccount
LMPVIT Western Asset Variable High Income                MSF MetLife Asset Allocation 40 Subaccount
   Subaccount                                            MSF MetLife Asset Allocation 60 Subaccount
MIST American Funds Balanced Allocation                  MSF MetLife Asset Allocation 80 Subaccount
   Subaccount                                            MSF MetLife Mid Cap Stock Index Subaccount (a)
MIST American Funds Growth Allocation Subaccount         MSF MetLife Stock Index Subaccount (a)
MIST American Funds Moderate Allocation                  MSF MFS Total Return Subaccount (a)
   Subaccount                                            MSF MFS Value Subaccount (a)
MIST BlackRock High Yield Subaccount (a)                 MSF MSCI EAFE Index Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MSF Neuberger Berman Genesis Subaccount (a)           MSF WMC Balanced Subaccount (a)
MSF Russell 2000 Index Subaccount                     MSF WMC Core Equity Opportunities Subaccount (a)
MSF T. Rowe Price Large Cap Growth Subaccount (a)     Pioneer VCT Mid Cap Value Subaccount
MSF T. Rowe Price Small Cap Growth Subaccount         Pioneer VCT Real Estate Shares Subaccount
MSF Western Asset Management Strategic Bond           TAP 1919 Variable Socially Responsive Balanced
   Opportunities Subaccount (a)                         Subaccount
MSF Western Asset Management U.S. Government          UIF Growth Subaccount
   Subaccount                                         Wells Fargo VT Small Cap Value Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or funds of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2014.


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2014:

LMPVET ClearBridge Variable All Cap Value               MIST MetLife Growth Strategy Subaccount
   Subaccount                                           MIST MetLife Moderate Strategy Subaccount
LMPVET Investment Counsel Variable Social               Pioneer VCT Disciplined Value Subaccount
   Awareness Subaccount                                 Pioneer VCT Emerging Markets Subaccount
DWS I Capital Growth Subaccount                         Pioneer VCT Equity Income Subaccount
DWS II Global Growth Subaccount                         Pioneer VCT Ibbotson Growth Allocation Subaccount
Invesco V.I. American Franchise Subaccount              Pioneer VCT Ibbotson Moderate Allocation Subaccount
Invesco V.I. Growth and Income Subaccount               UIF U.S. Real Estate Subaccount
MIST ClearBridge Aggressive Growth II Subaccount
MIST MetLife Balanced Strategy Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2014:

NAME CHANGES:

Former Name                                                  New Name

DWS Government & Agency Securities VIP                       Deutsche Government & Agency Securities VIP
DWS Small Mid Cap Value VIP                                  Deutsche Small Mid Cap Value VIP
Franklin Income Securities Fund                              Franklin Income VIP Fund
Franklin Rising Dividends Securities Fund                    Franklin Rising Dividends VIP Fund
Franklin Small-Mid Cap Growth Securities Fund                Franklin Small-Mid Cap Growth VIP Fund
Mutual Shares Securities Fund                                Franklin Mutual Shares VIP Fund
Templeton Developing Markets Securities Fund                 Templeton Developing Markets VIP Fund
Templeton Foreign Securities Fund                            Templeton Foreign VIP Fund
Invesco V.I. Utilities Fund                                  Invesco V.I. Managed Volatility Fund
(MIST) BlackRock Large Cap Core Portfolio                    (MIST) WMC Large Cap Research Portfolio
(MIST) MetLife Aggressive Strategy Portfolio                 (MIST) MetLife Asset Allocation 100 Portfolio
(MIST) Third Avenue Small Cap Value Portfolio                (MIST) MetLife Small Cap Value Portfolio
(MSF) BlackRock Diversified Portfolio                        (MSF) WMC Balanced Portfolio
(MSF) Davis Venture Value Portfolio                          (MSF) WMC Core Equity Opportunities Portfolio
(MSF) MetLife Conservative Allocation Portfolio              (MSF) MetLife Asset Allocation 20 Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                             New Name

(MSF) MetLife Conservative to Moderate Allocation       (MSF) MetLife Asset Allocation 40 Portfolio
   Portfolio
(MSF) MetLife Moderate Allocation Portfolio             (MSF) MetLife Asset Allocation 60 Portfolio
(MSF) MetLife Moderate to Aggressive Allocation         (MSF) MetLife Asset Allocation 80 Portfolio
   Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) ClearBridge Aggressive Growth Portfolio II       (MIST) ClearBridge Aggressive Growth Portfolio
(MIST) MetLife Balanced Strategy Portfolio              (MSF) MetLife Asset Allocation 60 Portfolio
(MIST) MetLife Growth Strategy Portfolio                (MSF) MetLife Asset Allocation 80 Portfolio
(MIST) MetLife Moderate Strategy Portfolio              (MSF) MetLife Asset Allocation 40 Portfolio

REORGANIZATION:

Former Portfolio                                        New Portfolio

(LMPVET) Legg Mason Investment Counsel Variable         (TAP) 1919 Variable Socially Responsive Balanced
   Social Awareness Portfolio                              Fund

SUBSTITUTIONS:

Former Portfolio                                           New Portfolio

(LMPVET) ClearBridge Variable All Cap Value                (MIST) T. Rowe Price Large Cap Value Portfolio
   Portfolio
DWS Capital Growth VIP                                     (MSF) Jennison Growth Portfolio
DWS Global Growth VIP                                      (MIST) Oppenheimer Global Equity Portfolio
Invesco V.I. American Franchise Fund                       (MSF) T. Rowe Price Large Cap Growth Portfolio
Invesco V.I. Growth and Income Fund                        (MIST) Invesco Comstock Portfolio
Pioneer Disciplined Value VCT Portfolio                    (MSF) MFS Value Portfolio
Pioneer Emerging Markets VCT Portfolio                     (MIST) MFS Emerging Markets Equity Portfolio
Pioneer Equity Income VCT Portfolio                        (MIST) Invesco Comstock Portfolio
Pioneer Ibbotson Growth Allocation VCT Portfolio           (MSF) MetLife Asset Allocation 80 Portfolio
Pioneer Ibbotson Moderate Allocation VCT Portfolio         (MSF) MetLife Asset Allocation 60 Portfolio
(UIF) U.S. Real Estate Portfolio                           (MIST) Clarion Global Real Estate Portfolio

TRUST NAME CHANGE:

Former Trust                                               New Trust

DWS Variable Series II                                     Deutsche Variable Series II

4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

     Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2014:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.80% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES          COST ($)         PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Capital Appreciation Subaccount......................         48,773        2,653,697           934,295           874,595
     AllianceBernstein Global Thematic Growth Subaccount........         39,329          614,132            18,043           129,548
     American Funds Bond Subaccount.............................        617,914        6,637,694           741,925         1,942,665
     American Funds Global Growth Subaccount....................      4,547,028       92,041,891        17,658,336        32,070,841
     American Funds Global Small Capitalization Subaccount......        108,982        2,019,967           228,647         1,062,318
     American Funds Growth Subaccount...........................      3,425,253      186,877,366        20,493,137        79,063,364
     American Funds Growth-Income Subaccount....................      4,628,500      167,348,637        19,586,765        66,518,292
     Delaware VIP Small Cap Value Subaccount....................        295,821        8,556,350         1,463,850         4,363,449
     Deutsche II Government & Agency Securities Subaccount......        239,009        2,956,605           306,296           998,322
     Deutsche II Small Mid Cap Value Subaccount.................        354,644        5,129,441           530,539         2,595,358
     Dreyfus Socially Responsible Growth Subaccount.............         16,563          455,408            81,778            71,938
     Fidelity VIP Contrafund Subaccount.........................      6,551,091      173,558,360        11,813,491        46,603,713
     Fidelity VIP Dynamic Capital Appreciation Subaccount.......        166,729        1,446,538           135,845           500,978
     Fidelity VIP Equity-Income Subaccount......................     10,620,376      223,577,821        12,424,089        26,899,995
     Fidelity VIP FundsManager 60% Subaccount (a)...............      3,922,238       47,670,221        47,670,319                99
     Fidelity VIP High Income Subaccount........................      3,967,680       24,232,592         2,334,109         3,831,312
     Fidelity VIP Mid Cap Subaccount............................      7,717,712      226,141,642        11,885,475        49,678,732
     FTVIPT Franklin Income VIP Subaccount......................      1,754,786       25,929,415         4,347,977        13,195,014
     FTVIPT Franklin Mutual Shares VIP Subaccount...............        925,758       15,724,240           701,505         6,112,286
     FTVIPT Franklin Rising Dividends VIP Subaccount............        698,430       13,822,407         1,510,792         6,348,218
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........      1,357,528       27,752,627         8,509,714         9,045,194
     FTVIPT Templeton Developing Markets VIP Subaccount.........      2,090,367       21,701,049         2,247,375         4,127,484
     FTVIPT Templeton Foreign VIP Subaccount....................      4,794,611       67,714,786         7,141,734        20,518,647
     Invesco V.I. Comstock Subaccount...........................        359,025        4,621,092           240,130         2,213,371
     Invesco V.I. Diversified Dividend Subaccount...............         60,787          882,022            73,608           331,329
     Invesco V.I. Equity and Income Subaccount..................      3,482,488       46,661,689         4,778,406        18,273,006
     Invesco V.I. Government Securities Subaccount..............        908,422       10,632,777           840,804         2,827,385
     Invesco V.I. Managed Volatility Subaccount.................         85,857        1,470,458           451,681           966,274
     Invesco V.I. S&P 500 Index Subaccount......................        129,006        1,483,113           147,521           790,598
     Janus Aspen Enterprise Subaccount..........................        230,056        8,177,772         1,931,529         3,149,026
     Janus Aspen Global Research Subaccount.....................         23,665          672,052            48,573           298,972
     Janus Aspen Overseas Subaccount............................      1,307,768       53,976,601         7,949,352         7,573,490
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................     14,620,688      228,045,335        41,337,392       100,004,833
     LMPVET ClearBridge Variable Appreciation Subaccount........      8,507,673      203,653,751        17,299,720        60,153,659
     LMPVET ClearBridge Variable Equity Income Subaccount.......      7,136,921       87,810,751         5,531,090        29,676,408
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....      4,654,411       76,094,853        18,302,904        24,148,550
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....      7,014,429      112,558,100        17,527,369        27,613,274
     LMPVET ClearBridge Variable Mid Cap Core Subaccount........      2,065,641       28,084,857         3,561,951         7,949,349
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      2,709,780       44,484,600        10,338,771        19,060,603
     LMPVET Variable Lifestyle Allocation 50% Subaccount........      4,065,922       47,445,552         2,095,463        12,552,165
     LMPVET Variable Lifestyle Allocation 70% Subaccount........      2,574,549       29,313,361           925,559         6,115,046
     LMPVET Variable Lifestyle Allocation 85% Subaccount........      1,475,535       19,453,478         1,362,792         3,658,385
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................      1,023,450        8,298,688           929,368         2,190,118
     LMPVIT Western Asset Variable High Income Subaccount.......     14,052,266       91,400,981         8,161,799        18,633,690
     MIST American Funds Balanced Allocation Subaccount.........        405,213        4,048,786         1,073,921           375,541
     MIST American Funds Growth Allocation Subaccount...........        359,657        3,477,084         1,197,258           652,627
     MIST American Funds Moderate Allocation Subaccount.........        271,506        2,720,298           696,841           426,311
     MIST BlackRock High Yield Subaccount.......................     12,777,579      105,359,907        23,835,079        34,121,651
     MIST Clarion Global Real Estate Subaccount.................      6,269,120       77,908,864        17,903,784        17,597,209
     MIST ClearBridge Aggressive Growth Subaccount..............     38,503,683      541,198,546       593,307,858        61,293,080
     MIST Harris Oakmark International Subaccount...............      4,244,411       64,975,673        17,600,690        19,696,926

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MIST Invesco Comstock Subaccount...........................     14,854,714       149,665,122       105,288,841       49,792,154
     MIST Invesco Mid Cap Value Subaccount......................      2,608,347        48,073,920        12,656,526       16,335,989
     MIST Invesco Small Cap Growth Subaccount...................        729,595        11,147,742         3,928,981        4,309,023
     MIST JPMorgan Small Cap Value Subaccount...................        737,425        10,684,818         3,633,365        3,075,608
     MIST Loomis Sayles Global Markets Subaccount...............      9,876,647       110,436,785         4,395,579       18,231,623
     MIST Lord Abbett Bond Debenture Subaccount.................      3,148,165        38,563,331         8,045,288       11,122,316
     MIST Met/Eaton Vance Floating Rate Subaccount..............        404,552         4,240,087           989,148        1,746,611
     MIST MetLife Asset Allocation 100 Subaccount...............      4,565,908        48,324,532         3,555,817        9,368,644
     MIST MetLife Multi-Index Targeted Risk Subaccount (b)......          1,015            12,125            14,431            2,348
     MIST MetLife Small Cap Value Subaccount....................      5,928,407        97,777,885         7,861,024       23,280,617
     MIST MFS Emerging Markets Equity Subaccount................      5,591,318        56,455,262        14,479,888       15,564,811
     MIST MFS Research International Subaccount.................      6,673,797        75,293,066         4,666,271       17,693,410
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        720,592         7,877,627         1,398,285        4,014,176
     MIST Oppenheimer Global Equity Subaccount..................     17,319,567       277,550,975        24,117,903       61,719,414
     MIST PIMCO Inflation Protected Bond Subaccount.............      6,527,564        71,223,239         7,768,006       20,011,933
     MIST PIMCO Total Return Subaccount.........................     20,520,444       231,548,740        14,668,346       71,580,268
     MIST Pioneer Fund Subaccount...............................      4,006,839        51,618,115        19,846,527       12,570,079
     MIST Pioneer Strategic Income Subaccount...................     13,913,509       141,303,026        21,338,507       42,550,520
     MIST Pyramis Managed Risk Subaccount.......................          1,007            11,209             9,860               26
     MIST SSgA Growth and Income ETF Subaccount.................      9,797,472       103,881,899        11,813,613       14,127,031
     MIST SSgA Growth ETF Subaccount............................     12,582,635       132,737,919        14,094,952       15,627,815
     MIST T. Rowe Price Large Cap Value Subaccount..............     12,388,215       382,756,413       357,275,070       89,602,358
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        175,108         1,631,331           572,342        1,133,823
     MIST WMC Large Cap Research Subaccount.....................      3,215,040        33,507,508         2,339,289       11,775,140
     Morgan Stanley Multi Cap Growth Subaccount.................         16,573           570,954           162,272          370,772
     MSF Barclays Aggregate Bond Index Subaccount...............      6,759,804        73,447,120         3,890,505       10,897,582
     MSF BlackRock Bond Income Subaccount.......................      1,550,578       162,638,968        19,352,933       39,755,336
     MSF BlackRock Capital Appreciation Subaccount..............      4,893,060        92,824,930         6,089,383       39,382,367
     MSF BlackRock Large Cap Value Subaccount...................      1,315,019        13,842,243         4,238,088        4,440,514
     MSF BlackRock Money Market Subaccount......................      2,600,292       260,028,984       165,145,175      211,192,873
     MSF Frontier Mid Cap Growth Subaccount.....................      2,404,465        61,470,427        10,610,837       17,179,126
     MSF Jennison Growth Subaccount.............................     23,220,318       284,456,623        35,213,401       48,553,030
     MSF Loomis Sayles Small Cap Core Subaccount................          2,591           650,982           178,497          363,892
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,416         1,242,839            56,872          327,799
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         94,029         1,377,080           713,459          126,392
     MSF MetLife Asset Allocation 20 Subaccount.................      2,572,859        28,942,048         6,852,721       11,976,694
     MSF MetLife Asset Allocation 40 Subaccount.................      6,924,609        79,210,590        25,062,663       22,487,060
     MSF MetLife Asset Allocation 60 Subaccount.................     40,753,200       485,052,207       176,211,619       75,797,491
     MSF MetLife Asset Allocation 80 Subaccount.................     43,406,405       556,613,602       285,213,852       58,998,818
     MSF MetLife Mid Cap Stock Index Subaccount.................        848,160        12,457,194         2,814,268        1,377,542
     MSF MetLife Stock Index Subaccount.........................     20,571,344       673,567,565        53,600,878      206,981,201
     MSF MFS Total Return Subaccount............................      2,496,109       350,613,361        17,744,053       83,326,011
     MSF MFS Value Subaccount...................................      8,159,744       117,837,498        26,692,351       35,797,525
     MSF MSCI EAFE Index Subaccount.............................      4,353,578        67,988,349         2,936,031        8,910,551
     MSF Neuberger Berman Genesis Subaccount....................      3,852,457        55,600,368         3,691,543       16,549,112
     MSF Russell 2000 Index Subaccount..........................      5,703,043        79,608,303         6,451,981       16,739,502
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,432,166        43,097,263        22,266,151       18,520,603
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,302,493        79,361,962        14,954,251       20,018,747
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................      2,966,849        37,762,812         5,131,515       10,487,400
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      8,100,461        96,805,436         9,776,094       22,410,963

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2014               DECEMBER 31, 2014
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    --------------    --------------   --------------
     MSF WMC Balanced Subaccount................................     11,801,021       178,762,606         8,071,818       31,602,977
     MSF WMC Core Equity Opportunities Subaccount...............      2,240,438        75,435,166        10,475,537       23,915,669
     Pioneer VCT Mid Cap Value Subaccount.......................      1,210,948        24,163,639         5,367,052        7,334,308
     Pioneer VCT Real Estate Shares Subaccount..................        462,337         8,774,635         1,555,689        3,611,849
     TAP 1919 Variable Responsive Balanced Subaccount...........      1,447,951        35,370,088         5,861,018        5,558,376
     UIF Growth Subaccount......................................        217,647         3,783,254           869,548        1,875,886
     Wells Fargo VT Small Cap Value Subaccount..................        228,159         2,143,662            82,018          428,900

(a)  For the period November 17, 2014 to December 31, 2014.
(b)  Commenced on April 29, 2013 and began transactions in 2014.

This page is intentionally left blank.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                                                        ALLIANCEBERNSTEIN GLOBAL
                                     ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        1,275,479        1,645,523          939,841       1,104,786
Units issued and transferred
   from other funding options....          161,560           77,409           22,430          52,155
Units redeemed and transferred to
   other funding options.........        (291,677)        (447,453)        (119,408)       (217,100)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        1,145,362        1,275,479          842,863         939,841
                                   ===============  ===============  ===============  ==============



                                         AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       4,603,974        6,125,338       61,715,610       74,340,049
Units issued and transferred
   from other funding options....         465,779          938,294        2,179,012        3,210,111
Units redeemed and transferred to
   other funding options.........     (1,180,800)      (2,459,658)     (13,179,129)     (15,834,550)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       3,888,953        4,603,974       50,715,493       61,715,610
                                   ==============  ===============  ===============  ===============


                                            AMERICAN FUNDS
                                      GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,010,185        1,174,553      154,846,650      187,729,621
Units issued and transferred
   from other funding options....           86,745          123,443        4,133,975        7,280,620
Units redeemed and transferred to
   other funding options.........        (310,982)        (287,811)     (36,868,571)     (40,163,591)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          785,948        1,010,185      122,112,054      154,846,650
                                   ===============  ===============  ===============  ===============

                                            AMERICAN FUNDS
                                             GROWTH-INCOME              DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014             2013
                                   ----------------  ---------------  ---------------  ---------------

Units beginning of year..........       142,763,134      174,788,776        4,830,286        5,246,939
Units issued and transferred
   from other funding options....         3,630,149        6,753,748          117,684          336,199
Units redeemed and transferred to
   other funding options.........      (32,241,197)     (38,779,390)      (1,430,174)        (752,852)
                                   ----------------  ---------------  ---------------  ---------------
Units end of year................       114,152,086      142,763,134        3,517,796        4,830,286
                                   ================  ===============  ===============  ===============


                                       DEUTSCHE II GOVERNMENT &             DEUTSCHE II SMALL
                                           AGENCY SECURITIES                  MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,830,693        4,017,203        3,103,273        3,970,007
Units issued and transferred
   from other funding options....          226,776          297,927          234,021          268,405
Units redeemed and transferred to
   other funding options.........        (780,545)      (1,484,437)      (1,011,217)      (1,135,139)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,276,924        2,830,693        2,326,077        3,103,273
                                   ===============  ===============  ===============  ===============


                                           DREYFUS SOCIALLY
                                          RESPONSIBLE GROWTH              FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013             2014             2013
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........          398,114           429,359      108,680,474      123,668,052
Units issued and transferred
   from other funding options....           13,776               922        5,603,328        9,668,225
Units redeemed and transferred to
   other funding options.........         (31,723)          (32,167)     (21,419,600)     (24,655,803)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................          380,167           398,114       92,864,202      108,680,474
                                   ===============  ================  ===============  ===============

                                                                                                        FIDELITY VIP
                                         FIDELITY VIP DYNAMIC                                           FUNDSMANAGER
                                         CAPITAL APPRECIATION          FIDELITY VIP EQUITY-INCOME            60%
                                              SUBACCOUNT                       SUBACCOUNT                SUBACCOUNT
                                   --------------------------------  --------------------------------  ---------------
                                         2014             2013            2014             2013           2014 (a)
                                   ---------------  ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,197,666        1,416,012       63,687,670       69,667,292               --
Units issued and transferred
   from other funding options....           20,043           85,248        2,475,754        3,232,795        3,719,213
Units redeemed and transferred to
   other funding options.........        (206,378)        (303,594)      (7,797,525)      (9,212,417)               --
                                   ---------------  ---------------  ---------------  ---------------  ---------------
Units end of year................        1,011,331        1,197,666       58,365,899       63,687,670        3,719,213
                                   ===============  ===============  ===============  ===============  ===============




                                      FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,872,590        8,865,709      101,839,154      114,724,500
Units issued and transferred
   from other funding options....          508,575          621,891        5,430,346        7,517,402
Units redeemed and transferred to
   other funding options.........      (1,298,250)      (1,615,010)     (19,000,312)     (20,402,748)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,082,915        7,872,590       88,269,188      101,839,154
                                   ===============  ===============  ===============  ===============




                                      FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT
                                   ---------------------------------
                                         2014             2013
                                   ---------------  ----------------

Units beginning of year..........       17,033,712        20,017,657
Units issued and transferred
   from other funding options....        1,426,073         1,812,464
Units redeemed and transferred to
   other funding options.........      (5,406,987)       (4,796,409)
                                   ---------------  ----------------
Units end of year................       13,052,798        17,033,712
                                   ===============  ================

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       14,194,716       18,783,084       12,034,304      12,855,504
Units issued and transferred
   from other funding options....          346,255          323,847          588,816       2,639,025
Units redeemed and transferred to
   other funding options.........      (3,410,691)      (4,912,215)      (3,123,135)     (3,460,225)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       11,130,280       14,194,716        9,499,985      12,034,304
                                   ===============  ===============  ===============  ==============


                                            FTVIPT FRANKLIN                 FTVIPT TEMPLETON
                                       SMALL-MID CAP GROWTH VIP          DEVELOPING MARKETS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       18,344,786       21,757,192      11,016,768      12,276,465
Units issued and transferred
   from other funding options....        1,439,345        1,642,422       1,737,326       2,117,595
Units redeemed and transferred to
   other funding options.........      (4,446,100)      (5,054,828)     (2,667,438)     (3,377,292)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       15,338,031       18,344,786      10,086,656      11,016,768
                                   ===============  ===============  ==============  ==============


                                          FTVIPT TEMPLETON
                                             FOREIGN VIP                  INVESCO V.I. COMSTOCK
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ------------------------------
                                         2014            2013             2014            2013
                                   ---------------  ---------------  --------------  --------------

Units beginning of year..........       49,602,475       59,299,810       5,818,437       7,161,636
Units issued and transferred
   from other funding options....        4,753,285        3,666,572         230,465       2,518,290
Units redeemed and transferred to
   other funding options.........     (11,710,259)     (13,363,907)     (1,593,002)     (3,861,489)
                                   ---------------  ---------------  --------------  --------------
Units end of year................       42,645,501       49,602,475       4,455,900       5,818,437
                                   ===============  ===============  ==============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                              INVESCO V.I.                        INVESCO V.I.
                                          DIVERSIFIED DIVIDEND                  EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           983,199         1,166,210        38,518,228        49,170,292
Units issued and transferred
   from other funding options....            49,774            86,574         1,157,856         2,087,711
Units redeemed and transferred to
   other funding options.........         (200,190)         (269,585)       (9,201,758)      (12,739,775)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           832,783           983,199        30,474,326        38,518,228
                                   ================  ================  ================  ================


                                             INVESCO V.I.                      INVESCO V.I.
                                         GOVERNMENT SECURITIES              MANAGED VOLATILITY
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       10,276,593       13,042,147          918,646        1,026,009
Units issued and transferred
   from other funding options....          514,483        2,882,935          131,787          242,996
Units redeemed and transferred to
   other funding options.........      (2,247,410)      (5,648,489)        (387,224)        (350,359)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,543,666       10,276,593          663,209          918,646
                                   ===============  ===============  ===============  ===============


                                             INVESCO V.I.
                                             S&P 500 INDEX                  JANUS ASPEN ENTERPRISE
                                              SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2014              2013              2014              2013
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         1,651,321         2,132,423        10,596,566        13,439,690
Units issued and transferred
   from other funding options....            64,075           139,707           719,776         1,088,380
Units redeemed and transferred to
   other funding options.........         (433,467)         (620,809)       (2,085,405)       (3,931,504)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         1,281,929         1,651,321         9,230,937        10,596,566
                                   ================  ================  ================  ================

                                                                                                           LMPVET CLEARBRIDGE
                                     JANUS ASPEN GLOBAL RESEARCH         JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013            2014             2013            2014             2013
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........          798,297         821,059      28,081,395       32,661,250      230,124,058     276,489,134
Units issued and transferred
   from other funding options....           32,425          54,216       2,793,199        3,328,080       10,265,768      11,783,512
Units redeemed and transferred to
   other funding options.........        (195,751)        (76,978)     (5,639,206)      (7,907,935)     (47,512,873)    (58,148,588)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................          634,971         798,297      25,235,388       28,081,395      192,876,953     230,124,058
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                        VARIABLE APPRECIATION            VARIABLE EQUITY INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      171,514,828      209,159,554      78,389,764       94,929,719
Units issued and transferred
   from other funding options....        3,720,499        5,178,258       2,980,181        4,899,425
Units redeemed and transferred to
   other funding options.........     (30,835,598)     (42,822,984)    (17,377,841)     (21,439,380)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      144,399,729      171,514,828      63,992,104       78,389,764
                                   ===============  ===============  ==============  ===============


                                         LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   ---------------  --------------

Units beginning of year..........       59,527,149      72,914,920
Units issued and transferred
   from other funding options....        3,717,328       1,784,706
Units redeemed and transferred to
   other funding options.........     (13,394,858)    (15,172,477)
                                   ---------------  --------------
Units end of year................       49,849,619      59,527,149
                                   ===============  ==============

                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                       VARIABLE LARGE CAP VALUE           VARIABLE MID CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       76,780,219       91,023,321       18,761,175      22,961,433
Units issued and transferred
   from other funding options....        3,836,445        4,227,034          589,886         816,819
Units redeemed and transferred to
   other funding options.........     (14,432,940)     (18,470,136)      (3,458,612)     (5,017,077)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       66,183,724       76,780,219       15,892,449      18,761,175
                                   ===============  ===============  ===============  ==============


                                          LMPVET CLEARBRIDGE                 LMPVET VARIABLE
                                       VARIABLE SMALL CAP GROWTH        LIFESTYLE ALLOCATION 50%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       28,785,296       31,622,684       37,872,131      44,938,353
Units issued and transferred
   from other funding options....        2,336,673        4,452,537          829,663       1,573,982
Units redeemed and transferred to
   other funding options.........      (8,149,365)      (7,289,925)      (6,914,519)     (8,640,204)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       22,972,604       28,785,296       31,787,275      37,872,131
                                   ===============  ===============  ===============  ==============


                                            LMPVET VARIABLE                  LMPVET VARIABLE
                                       LIFESTYLE ALLOCATION 70%         LIFESTYLE ALLOCATION 85%
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       25,062,174       29,657,743       16,420,256      19,365,531
Units issued and transferred
   from other funding options....          314,952          320,844          203,238         219,527
Units redeemed and transferred to
   other funding options.........      (3,535,535)      (4,916,413)      (2,133,812)     (3,164,802)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       21,841,591       25,062,174       14,489,682      16,420,256
                                   ===============  ===============  ===============  ==============

                                         LMPVIT WESTERN ASSET               LMPVIT WESTERN ASSET
                                    VARIABLE GLOBAL HIGH YIELD BOND         VARIABLE HIGH INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2014             2013              2014            2013
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        4,982,108        5,919,632        44,750,902       54,128,179
Units issued and transferred
   from other funding options....          280,323        2,111,082         2,190,863        3,527,842
Units redeemed and transferred to
   other funding options.........      (1,145,484)      (3,048,606)       (9,051,658)     (12,905,119)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        4,116,947        4,982,108        37,890,107       44,750,902
                                   ===============  ===============   ===============  ===============


                                         MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION                 GROWTH ALLOCATION
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014             2013              2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,980,777        2,190,157        2,729,186        1,922,890
Units issued and transferred
   from other funding options....          570,356        1,177,527          531,654        1,060,112
Units redeemed and transferred to
   other funding options.........        (352,986)        (386,907)        (543,625)        (253,816)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        3,198,147        2,980,777        2,717,215        2,729,186
                                   ===============  ===============  ===============  ===============


                                         MIST AMERICAN FUNDS
                                         MODERATE ALLOCATION            MIST BLACKROCK HIGH YIELD
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........        2,143,767        1,804,687       45,512,194      53,791,302
Units issued and transferred
   from other funding options....          378,123          745,667        5,258,335       7,830,630
Units redeemed and transferred to
   other funding options.........        (369,645)        (406,587)     (14,076,999)    (16,109,738)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................        2,152,245        2,143,767       36,693,530      45,512,194
                                   ===============  ===============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                             MIST CLARION                   MIST CLEARBRIDGE
                                          GLOBAL REAL ESTATE                AGGRESSIVE GROWTH
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       60,592,799       68,080,621        5,674,029       4,186,645
Units issued and transferred
   from other funding options....       13,970,428        9,239,675       93,003,321       3,222,365
Units redeemed and transferred to
   other funding options.........     (16,084,135)     (16,727,497)     (15,381,892)     (1,734,981)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       58,479,092       60,592,799       83,295,458       5,674,029
                                   ===============  ===============  ===============  ==============


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL                MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      39,139,950       42,865,772       84,372,068     105,506,703      41,645,975       49,340,187
Units issued and transferred
   from other funding options....       6,377,710        8,229,037       55,520,082       5,305,754       1,789,401        3,828,388
Units redeemed and transferred to
   other funding options.........    (11,011,232)     (11,954,859)     (25,618,523)    (26,440,389)    (10,395,127)     (11,522,600)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      34,506,428       39,139,950      114,273,627      84,372,068      33,040,249       41,645,975
                                   ==============  ===============  ===============  ==============  ==============  ===============



                                    MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT
                                   --------------------------------
                                        2014             2013
                                   ---------------  ---------------

Units beginning of year..........        6,603,009        6,837,358
Units issued and transferred
   from other funding options....        1,139,089        1,846,637
Units redeemed and transferred to
   other funding options.........      (1,900,393)      (2,080,986)
                                   ---------------  ---------------
Units end of year................        5,841,705        6,603,009
                                   ===============  ===============


                                            MIST JPMORGAN                  MIST LOOMIS SAYLES
                                           SMALL CAP VALUE                   GLOBAL MARKETS
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014             2013
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,275,439        8,174,785       23,910,152       26,809,216
Units issued and transferred
   from other funding options....       1,259,990        1,588,705          869,114        1,225,852
Units redeemed and transferred to
   other funding options.........     (1,771,876)      (2,488,051)      (3,118,442)      (4,124,916)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,763,553        7,275,439       21,660,824       23,910,152
                                   ==============  ===============  ===============  ===============



                                          MIST LORD ABBETT                MIST MET/EATON VANCE
                                           BOND DEBENTURE                     FLOATING RATE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                        2014             2013             2014             2013
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       21,694,542       26,255,396       4,616,505        2,309,179
Units issued and transferred
   from other funding options....        2,681,815        2,175,692         826,000        3,482,590
Units redeemed and transferred to
   other funding options.........      (5,379,893)      (6,736,546)     (1,618,672)      (1,175,264)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       18,996,464       21,694,542       3,823,833        4,616,505
                                   ===============  ===============  ==============  ===============


                                                                      MIST METLIFE
                                             MIST METLIFE              MULTI-INDEX
                                         ASSET ALLOCATION 100         TARGETED RISK
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------  ---------------
                                         2014             2013          2014 (b)
                                   ---------------  ---------------  ---------------

Units beginning of year..........       49,145,768       51,476,410               --
Units issued and transferred
   from other funding options....        3,645,698        4,144,074            1,211
Units redeemed and transferred to
   other funding options.........      (7,578,737)      (6,474,716)            (203)
                                   ---------------  ---------------  ---------------
Units end of year................       45,212,729       49,145,768            1,008
                                   ===============  ===============  ===============

                                            MIST METLIFE                 MIST MFS EMERGING                MIST MFS RESEARCH
                                           SMALL CAP VALUE                MARKETS EQUITY                    INTERNATIONAL
                                             SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  ------------------------------  -------------------------------
                                        2014            2013            2014            2013             2014            2013
                                   --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      74,099,811      87,597,110      23,618,677      27,471,452       53,996,698      64,389,120
Units issued and transferred
   from other funding options....       3,424,982       3,305,350       6,969,261       2,960,921        3,114,688       2,416,524
Units redeemed and transferred to
   other funding options.........    (14,316,105)    (16,802,649)     (6,882,689)     (6,813,696)     (11,010,153)    (12,808,946)
                                   --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year................      63,208,688      74,099,811      23,705,249      23,618,677       46,101,233      53,996,698
                                   ==============  ==============  ==============  ==============  ===============  ==============


                                         MIST MORGAN STANLEY               MIST OPPENHEIMER               MIST PIMCO INFLATION
                                           MID CAP GROWTH                    GLOBAL EQUITY                   PROTECTED BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014             2013            2014             2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        6,809,955       8,161,498      284,367,464     280,274,259       56,428,155      76,954,212
Units issued and transferred
   from other funding options....          849,546       1,943,974       13,276,064     325,108,008        6,859,186       7,213,962
Units redeemed and transferred to
   other funding options.........      (1,915,909)     (3,295,517)     (48,203,216)   (321,014,803)     (15,591,264)    (27,740,019)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        5,743,592       6,809,955      249,440,312     284,367,464       47,696,077      56,428,155
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                       MIST PIMCO TOTAL RETURN             MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2014             2013            2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........     187,162,730      230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
Units issued and transferred
   from other funding options....      12,454,034       20,458,371       1,359,821        1,466,353       8,647,872      12,700,737
Units redeemed and transferred to
   other funding options.........    (49,048,158)     (63,501,098)     (6,205,822)      (7,348,674)    (24,039,261)    (33,875,782)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................     150,568,606      187,162,730      26,621,248       31,467,249      80,447,155      95,838,544
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                                                        MIST SSGA GROWTH AND
                                      MIST PYRAMIS MANAGED RISK              INCOME ETF                  MIST SSGA GROWTH ETF
                                             SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2014          2013 (c)          2014             2013            2014             2013
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........             127              --       90,079,084      96,610,845      115,766,294     123,165,362
Units issued and transferred
   from other funding options....             865             127        3,754,962       4,070,902        4,634,820       5,395,879
Units redeemed and transferred to
   other funding options.........              --              --     (11,340,414)    (10,602,663)     (13,380,674)    (12,794,947)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................             992             127       82,493,632      90,079,084      107,020,440     115,766,294
                                   ==============  ==============  ===============  ==============  ===============  ==============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:


                                         MIST T. ROWE PRICE               MIST T. ROWE PRICE                    MIST WMC
                                           LARGE CAP VALUE                  MID CAP GROWTH                 LARGE CAP RESEARCH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014             2013            2014            2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........      93,678,767      109,882,316       1,441,274        2,028,845      33,795,286       38,383,679
Units issued and transferred
   from other funding options....     208,641,965        7,395,922         145,935          211,458       1,438,775        2,403,524
Units redeemed and transferred to
   other funding options.........    (56,291,553)     (23,599,471)       (538,754)        (799,029)     (7,108,133)      (6,991,917)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................     246,029,179       93,678,767       1,048,455        1,441,274      28,125,928       33,795,286
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                           MORGAN STANLEY                    MSF BARCLAYS                     MSF BLACKROCK
                                          MULTI CAP GROWTH               AGGREGATE BOND INDEX                  BOND INCOME
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         499,433          634,940      35,381,978       40,275,965     133,280,506      159,459,776
Units issued and transferred
   from other funding options....           9,112            2,479       1,802,735        1,718,500      15,359,016       12,910,377
Units redeemed and transferred to
   other funding options.........       (140,669)        (137,986)     (5,519,346)      (6,612,487)    (32,065,589)     (39,089,647)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         367,876          499,433      31,665,367       35,381,978     116,573,933      133,280,506
                                   ==============  ===============  ==============  ===============  ==============  ===============

                                            MSF BLACKROCK                    MSF BLACKROCK                   MSF BLACKROCK
                                        CAPITAL APPRECIATION                LARGE CAP VALUE                  MONEY MARKET
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  ------------------------------
                                        2014            2013             2014            2013            2014            2013
                                   --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year..........     137,072,166      165,758,971       9,446,977      11,585,791     272,484,145     305,952,973
Units issued and transferred
   from other funding options....       6,519,137        4,290,694         627,341         490,412     175,702,736     211,984,355
Units redeemed and transferred to
   other funding options.........    (26,931,261)     (32,977,499)     (2,802,439)     (2,629,226)   (219,494,663)   (245,453,183)
                                   --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year................     116,660,042      137,072,166       7,271,879       9,446,977     228,692,218     272,484,145
                                   ==============  ===============  ==============  ==============  ==============  ==============


                                            MSF FRONTIER                                                    MSF LOOMIS SAYLES
                                           MID CAP GROWTH                 MSF JENNISON GROWTH                SMALL CAP CORE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2014            2013             2014            2013            2014             2013
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       69,033,438      80,896,694      306,377,182     347,786,347          205,325         324,926
Units issued and transferred
   from other funding options....        2,974,002       4,726,792       18,655,334      10,716,167           12,948         107,554
Units redeemed and transferred to
   other funding options.........     (12,178,727)    (16,590,048)     (41,572,110)    (52,125,332)         (72,037)       (227,155)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       59,828,713      69,033,438      283,460,406     306,377,182          146,236         205,325
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                            MSF MET/ARTISAN                MSF MET/DIMENSIONAL
                                             MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013            2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          672,017          727,228          479,292          512,674
Units issued and transferred
   from other funding options....           16,005           86,080          332,735           72,120
Units redeemed and transferred to
   other funding options.........         (88,709)        (141,291)         (61,621)        (105,502)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          599,313          672,017          750,406          479,292
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2014              2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       27,300,301       33,750,786       63,017,183       69,601,690
Units issued and transferred
   from other funding options....        3,506,360        6,851,570       17,011,442        9,683,457
Units redeemed and transferred to
   other funding options.........      (9,050,508)     (13,302,055)     (17,747,117)     (16,267,964)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       21,756,153       27,300,301       62,281,508       63,017,183
                                   ===============  ===============  ===============  ===============


                                              MSF METLIFE                      MSF METLIFE
                                          ASSET ALLOCATION 60              ASSET ALLOCATION 80
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014            2013             2014             2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      325,210,824      342,679,345      281,259,764      301,438,988
Units issued and transferred
   from other funding options....      130,667,528       28,928,743      236,493,920       16,252,801
Units redeemed and transferred to
   other funding options.........     (62,790,477)     (46,397,264)     (47,812,822)     (36,432,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      393,087,875      325,210,824      469,940,862      281,259,764
                                   ===============  ===============  ===============  ===============

                                               MSF METLIFE
                                           MID CAP STOCK INDEX          MSF METLIFE STOCK INDEX           MSF MFS TOTAL RETURN
                                               SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2014            2013            2014            2013            2014            2013
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............       8,357,897       6,983,172     619,079,605     746,876,608     214,758,429     252,752,393
Units issued and transferred
   from other funding options......       1,585,590       3,035,554      25,311,022      31,410,625       8,329,874      12,924,295
Units redeemed and transferred to
   other funding options...........     (1,283,984)     (1,660,829)   (131,918,155)   (159,207,628)    (41,611,067)    (50,918,259)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................       8,659,503       8,357,897     512,472,472     619,079,605     181,477,236     214,758,429
                                     ==============  ==============  ==============  ==============  ==============  ==============



                                              MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2014             2013            2014            2013
                                     ---------------  --------------  --------------  --------------

Units beginning of year............       76,198,106      42,193,599      29,240,272      31,591,933
Units issued and transferred
   from other funding options......       13,890,984      50,072,122       1,586,294       1,817,759
Units redeemed and transferred to
   other funding options...........     (18,662,367)    (16,067,615)     (4,855,104)     (4,169,420)
                                     ---------------  --------------  --------------  --------------
Units end of year..................       71,426,723      76,198,106      25,971,462      29,240,272
                                     ===============  ==============  ==============  ==============



                                      MSF NEUBERGER BERMAN GENESIS
                                               SUBACCOUNT
                                     -------------------------------
                                          2014             2013
                                     --------------  ---------------

Units beginning of year............      35,991,632           70,294
Units issued and transferred
   from other funding options......       2,377,736       42,252,252
Units redeemed and transferred to
   other funding options...........     (8,337,507)      (6,330,914)
                                     --------------  ---------------
Units end of year..................      30,031,861       35,991,632
                                     ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2014 AND 2013:



                                                                           MSF T. ROWE PRICE
                                       MSF RUSSELL 2000 INDEX              LARGE CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2014             2013             2014            2013
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       31,268,599      33,654,928       32,411,409       32,201,056
Units issued and transferred
   from other funding options....        1,751,248       2,482,361       12,498,015       26,670,660
Units redeemed and transferred to
   other funding options.........      (5,237,560)     (4,868,690)     (11,875,008)     (26,460,307)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       27,782,287      31,268,599       33,034,416       32,411,409
                                   ===============  ==============  ===============  ===============


                                                                           MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MANAGEMENT STRATEGIC              MSF WESTERN ASSET
                                          SMALL CAP GROWTH                BOND OPPORTUNITIES          MANAGEMENT U.S. GOVERNMENT
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2014             2013            2014            2013            2014             2013
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      55,991,286       62,635,996      27,649,077      33,573,093       73,690,565      89,352,294
Units issued and transferred
   from other funding options....       4,694,732        5,290,209       1,738,541       2,883,297        8,865,695       7,639,118
Units redeemed and transferred to
   other funding options.........    (10,473,667)     (11,934,919)     (6,039,446)     (8,807,313)     (18,211,923)    (23,300,847)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      50,212,351       55,991,286      23,348,172      27,649,077       64,344,337      73,690,565
                                   ==============  ===============  ==============  ==============  ===============  ==============




                                           MSF WMC BALANCED
                                              SUBACCOUNT
                                   --------------------------------
                                         2014            2013
                                   ---------------  ---------------

Units beginning of year..........       87,559,708       95,084,218
Units issued and transferred
   from other funding options....        3,013,579        3,992,837
Units redeemed and transferred to
   other funding options.........     (11,785,161)     (11,517,347)
                                   ---------------  ---------------
Units end of year................       78,788,126       87,559,708
                                   ===============  ===============

                                                MSF WMC
                                       CORE EQUITY OPPORTUNITIES        PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2014             2013             2014            2013
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       65,547,224       81,093,170       13,948,854       17,566,894
Units issued and transferred
   from other funding options....        1,516,108        1,564,692          781,420          921,681
Units redeemed and transferred to
   other funding options.........     (14,050,554)     (17,110,638)      (3,280,857)      (4,539,721)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       53,012,778       65,547,224       11,449,417       13,948,854
                                   ===============  ===============  ===============  ===============


                                             PIONEER VCT                   TAP 1919 VARIABLE
                                         REAL ESTATE SHARES               RESPONSIVE BALANCED                  UIF GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   ------------------------------  --------------------------------  -------------------------------
                                        2014            2013             2014            2013             2014             2013
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------

Units beginning of year..........       4,679,392       5,535,016       17,650,098       19,935,151        3,897,642       5,479,096
Units issued and transferred
   from other funding options....         189,276         320,529          497,537          719,434          190,797       1,170,260
Units redeemed and transferred to
   other funding options.........     (1,411,777)     (1,176,153)      (2,364,200)      (3,004,487)        (829,511)     (2,751,714)
                                   --------------  --------------  ---------------  ---------------  ---------------  --------------
Units end of year................       3,456,891       4,679,392       15,783,435       17,650,098        3,258,928       3,897,642
                                   ==============  ==============  ===============  ===============  ===============  ==============


                                           WELLS FARGO VT
                                           SMALL CAP VALUE
                                             SUBACCOUNT
                                   -------------------------------
                                        2014             2013
                                   --------------  ---------------

Units beginning of year..........       1,429,790        1,781,119
Units issued and transferred
   from other funding options....          57,883           50,891
Units redeemed and transferred to
   other funding options.........       (208,720)        (402,220)
                                   --------------  ---------------
Units end of year................       1,278,953        1,429,790
                                   ==============  ===============

(a) For the period November 17, 2014 to December 31, 2014.
(b) Commenced April 29,2013 and began transactions in 2014.
(c) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2014:

                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  Alger Capital Appreciation     2014     1,145,362     2.40 - 3.10       3,369,272
     Subaccount                  2013     1,275,479     2.17 - 2.78       3,363,995
                                 2012     1,645,523     1.66 - 2.09       3,300,965
                                 2011     2,234,246     1.44 - 1.80       3,906,644
                                 2010     2,108,411     1.49 - 1.84       3,755,704

  AllianceBernstein Global       2014       842,863     0.97 - 1.00         831,818
     Thematic Growth Subaccount  2013       939,841     0.94 - 0.97         901,277
                                 2012     1,104,786     0.78 - 0.80         878,354
                                 2011     1,221,384     0.70 - 0.72         873,875
                                 2010     1,545,364     0.94 - 0.96       1,471,499

  American Funds Bond            2014     3,888,953     1.65 - 1.80       6,766,160
     Subaccount                  2013     4,603,974     1.59 - 1.73       7,716,511
                                 2012     6,125,338     1.66 - 1.80      10,642,898
                                 2011     6,649,857     1.61 - 1.73      11,151,382
                                 2010     6,629,074     1.54 - 1.65      10,629,167

  American Funds Global          2014    50,715,493     1.89 - 2.95     124,133,870
     Growth Subaccount           2013    61,715,610     1.88 - 2.93     150,574,183
                                 2012    74,340,049     1.48 - 2.31     143,143,628
                                 2011    92,495,761     1.23 - 1.92     148,056,485
                                 2010   115,240,903     1.38 - 2.14     206,239,786

  American Funds Global Small    2014       785,948     3.39 - 3.68       2,794,308
     Capitalization Subaccount   2013     1,010,185     3.38 - 3.65       3,564,842
                                 2012     1,174,553     2.68 - 2.89       3,283,267
                                 2011     1,623,025     2.32 - 2.48       3,907,280
                                 2010     2,635,611     2.92 - 3.11       7,972,844

  American Funds Growth          2014   122,112,054     1.63 - 2.68     273,472,215
     Subaccount                  2013   154,846,650     1.55 - 2.51     325,074,327
                                 2012   187,729,621     1.22 - 1.96     309,138,975
                                 2011   226,708,667     1.06 - 1.69     323,137,038
                                 2010   282,002,413     1.14 - 1.80     428,158,662

  American Funds                 2014   114,152,086     1.60 - 2.40     242,579,693
     Growth-Income Subaccount    2013   142,763,134     1.49 - 2.21     279,010,804
                                 2012   174,788,776     1.14 - 1.68     261,008,029
                                 2011   212,465,063     1.00 - 1.46     275,594,046
                                 2010   266,085,972     1.04 - 1.51     358,904,564

  Delaware VIP Small Cap         2014     3,517,796     2.65 - 4.81      11,900,887
     Value Subaccount            2013     4,830,286     2.51 - 4.57      15,302,896
                                 2012     5,246,939     1.89 - 3.44      12,614,903
                                 2011     5,815,368     1.66 - 3.04      12,653,755
                                 2010    10,497,320     1.69 - 3.10      24,258,561

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2014        --         1.55 - 2.65         10.48 - 11.70
     Subaccount                  2013      0.10         1.55 - 2.65         31.27 - 32.72
                                 2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89

  AllianceBernstein Global       2014        --         1.65 - 1.90           2.83 - 3.09
     Thematic Growth Subaccount  2013      0.02         1.65 - 1.90         20.61 - 20.92
                                 2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57

  American Funds Bond            2014      1.81         1.40 - 1.90           3.30 - 3.81
     Subaccount                  2013      1.60         1.40 - 1.90       (4.00) - (3.52)
                                 2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96

  American Funds Global          2014      1.10         0.30 - 2.60         (0.31) - 2.01
     Growth Subaccount           2013      1.20         0.30 - 2.60         25.86 - 28.79
                                 2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44

  American Funds Global Small    2014      0.11         1.40 - 1.90           0.20 - 0.70
     Capitalization Subaccount   2013      0.86         1.40 - 1.90         25.87 - 26.50
                                 2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69

  American Funds Growth          2014      0.73         0.30 - 2.70           5.62 - 8.18
     Subaccount                  2013      0.90         0.30 - 2.70         26.64 - 29.71
                                 2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38

  American Funds                 2014      1.21         0.30 - 2.75          7.63 - 10.30
     Growth-Income Subaccount    2013      1.29         0.30 - 2.75         29.88 - 33.10
                                 2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08

  Delaware VIP Small Cap         2014      0.57         0.30 - 1.30           4.50 - 5.55
     Value Subaccount            2013      0.72         0.30 - 1.30         31.78 - 33.11
                                 2012      0.59         0.30 - 1.30         12.43 - 13.56
                                 2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                                 2010      0.66         0.30 - 2.60         28.92 - 31.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   -------------  --------------
  Deutsche II Government & Agency    2014     2,276,924     1.14 - 1.30       2,817,918
     Securities Subaccount           2013     2,830,693     1.12 - 1.26       3,417,259
                                     2012     4,017,203     1.19 - 1.32       5,114,710
                                     2011     5,140,392     1.19 - 1.31       6,487,438
                                     2010     4,693,342     1.14 - 1.24       5,647,349

  Deutsche II Small Mid Cap Value    2014     2,326,077     1.73 - 2.93       6,302,015
     Subaccount                      2013     3,103,273     1.69 - 2.83       8,094,382
                                     2012     3,970,007     1.28 - 2.14       7,824,888
                                     2011     4,665,637     1.16 - 1.91       8,261,005
                                     2010     5,549,304     1.27 - 2.08      10,696,706

  Dreyfus Socially                   2014       380,167     1.65 - 2.08         754,943
     Responsible Growth Subaccount   2013       398,114     1.50 - 1.87         710,335
                                     2012       429,359     1.15 - 1.41         581,605
                                     2011       536,060     1.05 - 1.29         663,326
                                     2010       480,877     1.08 - 1.30         602,610

  Fidelity VIP Contrafund            2014    92,864,202     1.74 - 2.85     240,965,803
     Subaccount                      2013   108,680,474     1.60 - 2.59     255,326,876
                                     2012   123,668,052     1.25 - 2.01     224,167,053
                                     2011   141,726,054     1.09 - 1.77     223,715,085
                                     2010   160,809,148     1.15 - 1.85     264,096,436

  Fidelity VIP Dynamic               2014     1,011,331     1.64 - 2.85       2,212,496
     Capital Appreciation            2013     1,197,666     1.51 - 2.59       2,445,391
     Subaccount                      2012     1,416,012     1.11 - 1.88       2,129,562
                                     2011     1,629,814     0.92 - 1.54       2,068,621
                                     2010     1,800,348     0.96 - 1.59       2,381,228

  Fidelity VIP Equity-Income         2014    58,365,899     1.67 - 4.64     257,632,017
     Subaccount                      2013    63,687,670     1.56 - 4.32     261,131,881
                                     2012    69,667,292     1.22 - 3.41     224,230,879
                                     2011    78,077,952     1.06 - 2.94     213,824,134
                                     2010    87,497,260     1.07 - 2.95     237,379,610

  Fidelity VIP FundsManager 60%      2014     3,719,213           12.62      46,949,186
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014     7,082,915     1.77 - 3.12      21,901,589
     Subaccount                      2013     7,872,590     1.77 - 3.12      24,369,719
                                     2012     8,865,709     1.69 - 2.98      26,193,581
                                     2011     9,899,875     1.50 - 2.64      25,924,805
                                     2010    11,343,721     1.46 - 2.57      28,813,104

  Fidelity VIP Mid Cap               2014    88,269,188     1.87 - 3.67     284,320,518
     Subaccount                      2013   101,839,154     1.80 - 3.51     312,221,233
                                     2012   114,724,500     1.36 - 2.62     262,317,915
                                     2011   131,855,567     1.20 - 2.32     267,439,944
                                     2010   150,237,224     1.38 - 2.65     346,905,399

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Deutsche II Government & Agency    2014      2.00         1.55 - 2.65           2.21 - 3.34
     Securities Subaccount           2013      2.71         1.55 - 2.65       (5.78) - (4.74)
                                     2012      3.52         1.55 - 2.65         (0.21) - 0.90
                                     2011      3.81         1.55 - 2.65           4.39 - 5.49
                                     2010      4.40         1.55 - 2.65           3.45 - 4.56

  Deutsche II Small Mid Cap Value    2014      0.46         1.55 - 2.65           2.34 - 3.48
     Subaccount                      2013      0.83         1.55 - 2.65         31.18 - 32.63
                                     2012      0.81         1.55 - 2.65         10.40 - 11.63
                                     2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                                     2010      0.93         1.55 - 2.65         19.45 - 20.78

  Dreyfus Socially                   2014      0.84         1.55 - 2.65         10.17 - 11.39
     Responsible Growth Subaccount   2013      1.03         1.55 - 2.65         30.49 - 31.94
                                     2012      0.63         1.55 - 2.65           8.76 - 9.97
                                     2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                                     2010      0.73         1.55 - 2.65         11.51 - 12.77

  Fidelity VIP Contrafund            2014      0.72         0.30 - 2.65          8.73 - 11.32
     Subaccount                      2013      0.84         0.30 - 2.65         27.53 - 30.56
                                     2012      1.10         0.30 - 2.65         13.09 - 15.79
                                     2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                                     2010      1.01         0.30 - 2.70         13.91 - 16.63

  Fidelity VIP Dynamic               2014      0.20         0.30 - 2.50          7.93 - 10.33
     Capital Appreciation            2013      0.12         0.30 - 2.50         34.84 - 37.84
     Subaccount                      2012      0.53         0.30 - 2.50         19.22 - 21.88
                                     2011        --         0.30 - 2.50       (5.15) - (3.02)
                                     2010      0.23         0.30 - 2.50         15.01 - 17.63

  Fidelity VIP Equity-Income         2014      2.77         0.30 - 1.90           6.44 - 8.39
     Subaccount                      2013      2.47         0.30 - 1.90         25.42 - 27.76
                                     2012      3.06         0.30 - 1.90         14.84 - 16.95
                                     2011      2.43         0.30 - 1.90         (1.18) - 0.67
                                     2010      1.75         0.30 - 1.90         12.67 - 14.86

  Fidelity VIP FundsManager 60%      2014      2.66                1.85                  0.55
     Subaccount
     (Commenced 11/17/2014)

  Fidelity VIP High Income           2014      5.49         0.95 - 1.30         (0.15) - 0.20
     Subaccount                      2013      5.60         0.95 - 1.30           4.58 - 4.95
                                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                     2011      6.54         0.60 - 1.30           2.66 - 3.40
                                     2010      7.21         0.30 - 1.30         12.36 - 13.42

  Fidelity VIP Mid Cap               2014      0.02         0.30 - 2.65           3.26 - 5.71
     Subaccount                      2013      0.27         0.30 - 2.65         32.32 - 35.46
                                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                     2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                     2010      0.12         0.30 - 2.70         25.11 - 28.14

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------   -------------   --------------
  FTVIPT Franklin Income VIP    2014    13,052,798     1.47 - 6.20       28,076,571
     Subaccount                 2013    17,033,712     1.45 - 6.01       36,879,662
                                2012    20,017,657     1.30 - 5.35       38,617,121
                                2011    22,928,793     1.18 - 4.81       38,466,998
                                2010    29,222,902     1.18 - 4.77       48,715,164

  FTVIPT Franklin Mutual        2014    11,130,280     1.80 - 2.04       20,922,139
     Shares VIP Subaccount      2013    14,194,716     1.71 - 1.93       25,274,641
                                2012    18,783,084     1.36 - 1.52       26,504,729
                                2011    26,399,650     1.22 - 1.35       33,103,285
                                2010    36,409,020     1.25 - 1.39       46,886,371

  FTVIPT Franklin Rising        2014     9,499,985     1.45 - 2.32       20,296,254
     Dividends VIP Subaccount   2013    12,034,304     1.59 - 2.16       24,118,817
                                2012    12,855,504     1.26 - 1.69       20,237,493
                                2011    15,551,161     1.14 - 1.54       22,145,063
                                2010    16,928,302     1.06 - 1.47       23,199,262

  FTVIPT Franklin Small-Mid     2014    15,338,031     1.45 - 2.67       31,983,347
     Cap Growth VIP Subaccount  2013    18,344,786     1.37 - 2.53       36,768,267
                                2012    21,757,192     1.01 - 1.87       32,196,686
                                2011    25,729,063     0.93 - 1.71       34,957,797
                                2010    31,824,896     0.99 - 1.83       46,170,327

  FTVIPT Templeton              2014    10,086,656     1.62 - 2.70       19,231,372
     Developing Markets VIP     2013    11,016,768     1.80 - 2.99       23,212,625
     Subaccount                 2012    12,276,465     1.85 - 3.06       26,436,064
                                2011    13,337,044     1.67 - 2.74       25,681,955
                                2010    14,717,477     2.02 - 3.30       34,095,115

  FTVIPT Templeton Foreign      2014    42,645,501     1.20 - 2.19       72,158,890
     VIP Subaccount             2013    49,602,475     1.39 - 2.50       96,258,675
                                2012    59,299,810     1.16 - 2.07       95,361,211
                                2011    69,167,489     1.01 - 1.78       95,843,960
                                2010    84,974,211     1.16 - 2.03      133,825,834

  Invesco V.I. Comstock         2014     4,455,900     1.06 - 2.24        6,878,913
     Subaccount                 2013     5,818,437     0.98 - 2.07        8,281,585
     (Commenced 5/2/2011)       2012     7,161,636     0.73 - 1.55        7,826,903
                                2011     8,566,782     0.63 - 1.32        8,042,543

  Invesco V.I. Diversified      2014       832,783     1.47 - 1.82        1,404,784
     Dividend Subaccount        2013       983,199     1.33 - 1.64        1,508,707
                                2012     1,166,210     1.04 - 1.28        1,404,646
                                2011     1,477,262     0.91 - 1.10        1,552,411
                                2010     1,892,620     0.93 - 1.12        2,026,368

  Invesco V.I. Equity and       2014    30,474,326     2.09 - 2.22       65,679,718
     Income Subaccount          2013    38,518,228     1.96 - 2.07       77,591,291
                                2012    49,170,292     1.60 - 1.68       80,615,587
                                2011    70,089,823     1.45 - 1.52      103,925,502
                                2010    95,244,297     1.50 - 1.56      145,446,901

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  -----------------
  FTVIPT Franklin Income VIP    2014       5.23        1.30 - 2.60           1.93 - 3.26
     Subaccount                 2013       6.44        1.30 - 2.60         11.02 - 12.47
                                2012       6.43        1.30 - 2.60          9.75 - 11.19
                                2011       5.99        1.30 - 2.70         (0.34) - 1.02
                                2010       6.39        1.30 - 2.70          9.65 - 11.21

  FTVIPT Franklin Mutual        2014       1.94        1.40 - 1.90           5.11 - 5.63
     Shares VIP Subaccount      2013       2.04        1.40 - 1.90         25.85 - 26.48
                                2012       1.96        1.40 - 1.90         12.08 - 12.65
                                2011       2.15        1.40 - 1.90       (2.96) - (2.45)
                                2010       1.53        1.40 - 1.90           9.15 - 9.65

  FTVIPT Franklin Rising        2014       1.34        1.50 - 3.05           5.46 - 7.10
     Dividends VIP Subaccount   2013       1.56        1.50 - 2.65         26.30 - 27.76
                                2012       1.62        1.50 - 2.65          9.02 - 10.29
                                2011       1.52        1.50 - 2.65           3.20 - 4.38
                                2010       1.60        1.50 - 2.65         17.54 - 18.83

  FTVIPT Franklin Small-Mid     2014         --        1.25 - 2.75           4.56 - 6.14
     Cap Growth VIP Subaccount  2013         --        1.25 - 2.75         34.41 - 36.44
                                2012         --        1.25 - 2.75           7.83 - 9.47
                                2011         --        1.25 - 2.75       (7.35) - (5.96)
                                2010         --        1.25 - 2.75         24.11 - 26.04

  FTVIPT Templeton              2014       1.48        0.30 - 1.80      (10.03) - (8.67)
     Developing Markets VIP     2013       1.98        0.30 - 1.80       (2.69) - (1.22)
     Subaccount                 2012       1.40        0.30 - 1.80         11.13 - 12.82
                                2011       0.98        0.30 - 1.80     (17.32) - (16.11)
                                2010       1.60        0.30 - 1.80         15.47 - 17.21

  FTVIPT Templeton Foreign      2014       1.87        0.30 - 2.70     (13.50) - (11.40)
     VIP Subaccount             2013       2.37        0.30 - 2.70         19.70 - 22.60
                                2012       3.01        0.30 - 2.70         15.07 - 17.88
                                2011       1.72        0.30 - 2.70     (13.04) - (10.86)
                                2010       1.91        0.30 - 2.75           5.44 - 8.03

  Invesco V.I. Comstock         2014       1.26        1.40 - 2.60           6.58 - 7.87
     Subaccount                 2013       1.58        1.40 - 2.60         32.49 - 34.08
     (Commenced 5/2/2011)       2012       1.69        1.40 - 2.60         16.16 - 17.57
                                2011         --        1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified      2014       1.51        1.60 - 2.50          9.76 - 10.75
     Dividend Subaccount        2013       1.98        1.60 - 2.50         27.54 - 28.69
                                2012       1.77        1.60 - 2.50         15.43 - 16.48
                                2011       1.48        1.60 - 2.50       (2.58) - (1.70)
                                2010       1.54        1.60 - 2.50           7.49 - 8.45

  Invesco V.I. Equity and       2014       1.51        1.40 - 1.90           6.72 - 7.25
     Income Subaccount          2013       1.45        1.40 - 1.90         22.54 - 23.15
                                2012       1.68        1.40 - 1.90         10.26 - 10.82
                                2011       1.86        1.40 - 1.90       (3.14) - (2.70)
                                2010       1.99        1.40 - 1.90          9.90 - 10.50

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           --------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                               UNITS       HIGHEST ($)     ASSETS ($)
                                           ------------   ------------   --------------
  Invesco V.I. Government            2014     8,543,666    1.05 - 1.58       10,593,179
     Securities Subaccount           2013    10,276,593    1.03 - 1.54       12,461,122
     (Commenced 5/2/2011)            2012    13,042,147    1.09 - 1.60       16,856,929
                                     2011    16,254,323    1.10 - 1.59       20,877,260

  Invesco V.I. Managed               2014       663,209    1.78 - 2.62        1,632,992
     Volatility Subaccount           2013       918,646    1.51 - 2.21        1,919,717
                                     2012     1,026,009    1.40 - 2.03        1,966,140
                                     2011     1,250,696    1.39 - 1.99        2,366,759
                                     2010     1,414,907    1.22 - 1.73        2,340,520

  Invesco V.I. S&P 500 Index         2014     1,281,929    1.59 - 2.02        2,376,295
     Subaccount                      2013     1,651,321    1.44 - 1.82        2,775,395
                                     2012     2,132,423    1.12 - 1.40        2,789,479
                                     2011     2,706,272    0.99 - 1.23        3,145,074
                                     2010     6,211,524    1.00 - 1.24        7,379,716

  Janus Aspen Enterprise             2014     9,230,937    0.98 - 3.49       13,633,114
     Subaccount                      2013    10,596,566    0.89 - 3.17       14,258,782
                                     2012    13,439,690    0.69 - 2.44       13,564,824
                                     2011    15,657,254    0.60 - 2.13       13,553,349
                                     2010    20,137,778    0.62 - 2.20       17,466,737

  Janus Aspen Global Research        2014       634,971    1.15 - 1.83          964,819
     Subaccount                      2013       798,297    1.08 - 1.71        1,151,374
                                     2012       821,059    0.86 - 1.34          920,807
                                     2011       865,137    0.72 - 1.12          797,166
                                     2010     1,013,409    0.85 - 1.31        1,072,638

  Janus Aspen Overseas               2014    25,235,388    1.12 - 2.66       41,260,094
     Subaccount                      2013    28,081,395    1.30 - 3.09       53,057,257
                                     2012    32,661,250    1.16 - 2.77       54,579,707
                                     2011    35,812,624    1.04 - 2.50       53,633,655
                                     2010    40,655,745    1.57 - 3.78       91,389,889

  LMPVET ClearBridge Variable        2014   192,876,953    1.92 - 3.26      439,598,703
     Aggressive Growth Subaccount    2013   230,124,058    1.62 - 2.75      443,416,713
                                     2012   276,489,134    1.11 - 1.86      366,326,724
                                     2011   346,829,648    0.95 - 1.60      392,842,683
                                     2010   443,390,285    0.94 - 1.59      497,935,929

  LMPVET ClearBridge Variable        2014   144,399,729    1.74 - 2.69      301,511,929
     Appreciation Subaccount         2013   171,514,828    1.61 - 2.45      327,510,422
                                     2012   209,159,554    0.79 - 1.91      312,282,413
                                     2011   264,460,402    1.13 - 1.67      345,221,069
                                     2010   340,812,870    1.12 - 1.65      439,981,790

  LMPVET ClearBridge Variable        2014    63,992,104    1.01 - 2.37      114,208,205
     Equity Income Subaccount        2013    78,389,764    1.28 - 2.13      125,813,040
                                     2012    94,929,719    1.04 - 1.74      123,812,547
                                     2011   116,486,691    0.93 - 1.56      135,638,200
                                     2010   117,810,538    0.90 - 1.36      130,583,106

                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Invesco V.I. Government            2014      2.85         1.40 - 2.60           1.22 - 2.69
     Securities Subaccount           2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     (Commenced 5/2/2011)            2012      2.85         1.40 - 2.60         (0.42) - 1.04
                                     2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Managed               2014      2.80         1.55 - 2.65         17.42 - 18.71
     Volatility Subaccount           2013      3.02         1.55 - 2.65           7.86 - 9.05
                                     2012      3.17         1.55 - 2.65           0.88 - 2.00
                                     2011      3.25         1.55 - 2.65         13.43 - 14.67
                                     2010      3.67         1.55 - 2.65           3.53 - 4.66

  Invesco V.I. S&P 500 Index         2014      1.57         1.55 - 2.60         10.06 - 11.22
     Subaccount                      2013      1.79         1.55 - 2.60         28.18 - 29.53
                                     2012      1.71         1.55 - 2.60         12.54 - 13.73
                                     2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                     2010      1.68         1.55 - 2.60         11.62 - 12.79

  Janus Aspen Enterprise             2014      0.03         0.30 - 2.60          9.36 - 11.91
     Subaccount                      2013      0.36         0.30 - 2.60         28.65 - 31.64
                                     2012        --         0.30 - 2.60         13.97 - 16.64
                                     2011        --         0.30 - 2.60       (4.17) - (1.97)
                                     2010        --         0.30 - 2.60         22.28 - 25.15

  Janus Aspen Global Research        2014      0.94         0.30 - 1.30           5.80 - 6.86
     Subaccount                      2013      1.09         0.30 - 1.30         26.42 - 27.69
                                     2012      0.79         0.30 - 1.30         18.30 - 19.50
                                     2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                     2010      0.50         0.30 - 1.30         14.04 - 15.17

  Janus Aspen Overseas               2014      2.99         1.25 - 2.50     (14.27) - (13.19)
     Subaccount                      2013      3.06         1.25 - 2.50         11.46 - 12.86
                                     2012      0.61         1.25 - 2.50         10.37 - 11.77
                                     2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                     2010      0.54         1.25 - 2.50         21.93 - 23.50

  LMPVET ClearBridge Variable        2014      0.16         0.30 - 2.65         16.94 - 20.03
     Aggressive Growth Subaccount    2013      0.25         0.30 - 2.65         43.52 - 47.34
                                     2012      0.38         0.30 - 2.65         15.34 - 18.37
                                     2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                     2010      0.13         0.30 - 2.70         21.43 - 24.70

  LMPVET ClearBridge Variable        2014      1.11         0.30 - 2.70          8.04 - 10.66
     Appreciation Subaccount         2013      1.15         0.30 - 2.70         26.54 - 29.61
                                     2012      1.49         0.30 - 2.70          0.00 - 15.60
                                     2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                     2010      1.52         0.60 - 2.70          9.69 - 11.88

  LMPVET ClearBridge Variable        2014      1.98         0.30 - 2.75          8.44 - 13.27
     Equity Income Subaccount        2013      1.50         0.30 - 2.70         22.34 - 25.56
                                     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                     2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                     2010      3.70         0.30 - 2.70          9.14 - 11.90

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  LMPVET ClearBridge Variable     2014    49,849,619    1.61 - 3.02      101,931,592
     Large Cap Growth Subaccount  2013    59,527,149    1.44 - 2.67      108,269,810
                                  2012    72,914,920    1.07 - 1.95       98,033,854
                                  2011    87,976,409    0.90 - 1.63       99,836,845
                                  2010   107,663,025    0.92 - 1.65      124,995,190

  LMPVET ClearBridge Variable     2014    66,183,724    1.59 - 3.15      136,570,924
     Large Cap Value Subaccount   2013    76,780,219    1.46 - 2.84      143,905,517
                                  2012    91,023,321    1.14 - 2.16      131,281,736
                                  2011   106,825,703    1.00 - 1.86      134,081,143
                                  2010   129,276,662    0.98 - 1.79      156,733,252

  LMPVET ClearBridge Variable     2014    15,892,449    2.02 - 2.87       38,689,450
     Mid Cap Core Subaccount      2013    18,761,175    1.92 - 2.69       42,887,469
                                  2012    22,961,433    1.41 - 1.99       38,808,174
                                  2011    29,141,332    1.22 - 1.71       42,401,069
                                  2010    39,617,087    1.29 - 1.82       61,152,307

  LMPVET ClearBridge Variable     2014    22,972,604    1.99 - 3.75       60,699,074
     Small Cap Growth Subaccount  2013    28,785,296    1.96 - 3.67       74,135,000
                                  2012    31,622,684    1.36 - 2.54       56,626,804
                                  2011    38,530,720    1.17 - 2.17       59,480,568
                                  2010    46,003,583    1.18 - 2.18       71,509,944

  LMPVET Variable Lifestyle       2014    31,787,275    1.67 - 2.30       59,118,500
     Allocation 50% Subaccount    2013    37,872,131    1.62 - 2.22       67,949,518
                                  2012    44,938,353    1.43 - 1.95       70,946,364
                                  2011    54,802,370    1.29 - 1.74       77,471,705
                                  2010    69,091,278    1.30 - 1.74       97,750,305

  LMPVET Variable Lifestyle       2014    21,841,591    1.62 - 2.10       37,227,976
     Allocation 70% Subaccount    2013    25,062,174    1.57 - 2.02       41,240,143
                                  2012    29,657,743    1.31 - 1.68       40,633,478
                                  2011    35,895,323    1.17 - 1.48       43,491,060
                                  2010    44,663,513    1.20 - 1.51       55,155,290

  LMPVET Variable Lifestyle       2014    14,489,682    1.57 - 2.12       24,272,556
     Allocation 85% Subaccount    2013    16,420,256    1.53 - 2.05       26,611,146
                                  2012    19,365,531    1.23 - 1.64       25,137,447
                                  2011    24,183,514    1.08 - 1.43       27,425,036
                                  2010    28,603,564    1.13 - 1.49       33,646,055

  LMPVIT Western Asset            2014     4,116,947    1.40 - 2.34        7,593,996
     Variable Global High Yield   2013     4,982,108    1.45 - 2.40        9,465,032
     Bond Subaccount              2012     5,919,632    1.40 - 2.29       10,968,395
                                  2011     7,281,992    1.21 - 1.96       11,544,768
                                  2010     8,965,094    1.22 - 1.95       14,183,211

  LMPVIT Western Asset            2014    37,890,107    1.61 - 2.92       78,692,683
     Variable High Income         2013    44,750,902    1.65 - 2.96       94,954,012
     Subaccount                   2012    54,128,179    1.54 - 2.75      106,932,282
                                  2011    66,903,303    1.33 - 2.36      113,968,018
                                  2010    85,709,100    1.32 - 2.33      144,770,864

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  LMPVET ClearBridge Variable     2014      0.50         0.30 - 2.70        10.95 - 13.65
     Large Cap Growth Subaccount  2013      0.49         0.30 - 2.70        34.19 - 37.44
                                  2012      0.65         0.30 - 2.70        17.13 - 19.99
                                  2011      0.42         0.30 - 2.70      (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70          6.90 - 9.54

  LMPVET ClearBridge Variable     2014      1.73         0.30 - 2.70         8.73 - 11.37
     Large Cap Value Subaccount   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                  2012      2.19         0.30 - 2.70        13.39 - 16.15
                                  2011      2.13         0.30 - 2.70          2.14 - 4.63
                                  2010      2.92         0.30 - 2.70          6.61 - 9.13

  LMPVET ClearBridge Variable     2014      0.27         1.30 - 2.70          5.24 - 6.72
     Mid Cap Core Subaccount      2013      0.13         1.30 - 2.70        33.71 - 35.59
                                  2012      0.81         1.30 - 2.70        14.74 - 16.37
                                  2011        --         1.30 - 2.70      (6.52) - (5.18)
                                  2010        --         1.30 - 2.70        19.30 - 20.96

  LMPVET ClearBridge Variable     2014        --         0.30 - 2.60          1.41 - 3.77
     Small Cap Growth Subaccount  2013      0.05         0.30 - 2.60        43.28 - 46.61
                                  2012      0.33         0.30 - 2.60        16.35 - 19.07
                                  2011        --         0.30 - 2.60        (1.24) - 1.10
                                  2010        --         0.30 - 2.75        21.75 - 24.79

  LMPVET Variable Lifestyle       2014      2.36         1.17 - 1.90          2.93 - 3.69
     Allocation 50% Subaccount    2013      1.96         1.17 - 1.90        13.16 - 13.99
                                  2012      2.54         1.17 - 1.90        10.96 - 11.77
                                  2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                  2010      2.91         1.17 - 1.90        12.26 - 13.04

  LMPVET Variable Lifestyle       2014      1.84         1.17 - 1.90          2.93 - 3.69
     Allocation 70% Subaccount    2013      1.51         1.17 - 1.90        19.53 - 20.40
                                  2012      2.31         1.17 - 1.90        12.43 - 13.26
                                  2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                  2010      2.03         1.17 - 1.90        12.81 - 13.70

  LMPVET Variable Lifestyle       2014      1.71         1.17 - 1.90          2.72 - 3.47
     Allocation 85% Subaccount    2013      1.60         1.17 - 1.90        24.12 - 25.03
                                  2012      1.69         1.17 - 1.90        13.70 - 14.53
                                  2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                  2010      1.57         1.17 - 1.90        13.47 - 14.32

  LMPVIT Western Asset            2014      6.42         1.40 - 2.60      (3.69) - (2.53)
     Variable Global High Yield   2013      5.42         1.40 - 2.60          3.54 - 4.79
     Bond Subaccount              2012      6.91         1.40 - 2.60        15.28 - 16.67
                                  2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                  2010      8.24         1.40 - 2.60        12.05 - 13.34

  LMPVIT Western Asset            2014      6.77         0.30 - 2.60      (2.89) - (0.63)
     Variable High Income         2013      6.79         0.30 - 2.60          6.41 - 8.88
     Subaccount                   2012      7.85         0.30 - 2.60        14.84 - 17.52
                                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                  2010      9.24         0.30 - 2.70        13.47 - 16.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   -------------  --------------
  MIST American Funds          2014     3,198,147     1.32 - 1.41       4,360,096
     Balanced Allocation       2013     2,980,777     1.26 - 1.33       3,871,348
     Subaccount                2012     2,190,157     1.07 - 1.13       2,431,852
                               2011     1,843,499     0.96 - 0.99       1,813,962
                               2010     2,241,816     0.99 - 1.02       2,255,436

  MIST American Funds Growth   2014     2,717,215     1.32 - 1.41       3,718,850
     Allocation Subaccount     2013     2,729,186     1.26 - 1.33       3,542,062
                               2012     1,922,890     1.02 - 1.07       2,020,923
                               2011     1,580,396     0.89 - 0.92       1,437,020
                               2010     2,314,410     0.94 - 0.97       2,214,066

  MIST American Funds          2014     2,152,245     1.29 - 1.38       2,864,383
     Moderate Allocation       2013     2,143,767     1.23 - 1.30       2,718,823
     Subaccount                2012     1,804,687     1.10 - 1.15       2,034,082
                               2011     1,316,789     1.01 - 1.04       1,349,864
                               2010     1,184,260     1.02 - 1.04       1,220,961

  MIST BlackRock High Yield    2014    36,693,530     1.42 - 9.81     104,638,887
     Subaccount                2013    45,512,194     1.41 - 9.60     123,385,092
                               2012    53,791,302     1.33 - 8.84     132,794,550
                               2011    62,492,572     1.17 - 7.66     132,699,654
                               2010    72,671,332     1.18 - 7.56     150,232,781

  MIST Clarion Global Real     2014    58,479,092     1.08 - 2.98      77,846,976
     Estate Subaccount         2013    60,592,799     0.98 - 2.67      69,115,555
                               2012    68,080,621     0.97 - 2.62      76,052,564
                               2011    77,408,843     0.79 - 2.11      69,888,004
                               2010    89,036,157     0.85 - 2.26      86,851,730

  MIST ClearBridge Aggressive  2014    83,295,458    1.12 - 12.86     614,674,474
     Growth Subaccount         2013     5,674,029     0.97 - 1.49       5,944,351
                               2012     4,186,645     0.68 - 2.10       3,075,258
                               2011     4,640,959     0.59 - 0.87       2,996,585
                               2010       243,732     0.76 - 0.84         194,775

  MIST Harris Oakmark          2014    34,506,428     1.45 - 2.63      67,655,904
     International Subaccount  2013    39,139,950     1.56 - 2.84      83,400,611
                               2012    42,865,772     1.21 - 2.40      70,442,950
                               2011    49,035,319     0.95 - 1.85      63,201,065
                               2010    59,047,438     1.13 - 2.05      89,505,876

  MIST Invesco Comstock        2014   114,273,627     1.45 - 2.65     233,561,068
     Subaccount                2013    84,372,068     1.36 - 2.43     159,177,699
                               2012   105,506,703     1.03 - 1.81     150,180,851
                               2011   137,929,311     0.90 - 1.54     168,446,892
                               2010   178,757,353     0.93 - 1.57     225,341,481

  MIST Invesco Mid Cap Value   2014    33,040,249     1.32 - 2.82      52,410,952
     Subaccount                2013    41,645,975     1.24 - 2.61      61,479,507
                               2012    49,340,187     0.98 - 2.04      57,094,364
                               2011    48,643,274     0.88 - 1.30      45,537,282
                               2010    59,583,746     0.93 - 1.35      59,037,980

                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST American Funds          2014      1.26         0.30 - 1.30           4.68 - 5.73
     Balanced Allocation       2013      1.30         0.30 - 1.30         17.00 - 18.18
     Subaccount                2012      1.61         0.30 - 1.30         12.06 - 13.19
                               2011      1.36         0.30 - 1.30       (3.33) - (2.36)
                               2010      0.76         0.30 - 1.30         10.71 - 11.86

  MIST American Funds Growth   2014      1.03         0.30 - 1.30           5.01 - 6.07
     Allocation Subaccount     2013      0.97         0.30 - 1.30         23.49 - 24.73
                               2012      1.18         0.30 - 1.30         14.65 - 15.81
                               2011      1.16         0.30 - 1.30       (6.04) - (4.95)
                               2010      0.55         0.30 - 1.30         12.11 - 13.07

  MIST American Funds          2014      1.48         0.30 - 1.30           4.72 - 5.78
     Moderate Allocation       2013      1.68         0.30 - 1.30         12.05 - 13.18
     Subaccount                2012      1.88         0.30 - 1.30          9.40 - 10.51
                               2011      1.52         0.30 - 1.30       (1.08) - (0.10)
                               2010      1.32         0.30 - 1.30           8.54 - 9.55

  MIST BlackRock High Yield    2014      6.24         0.19 - 2.75           0.49 - 3.21
     Subaccount                2013      6.90         0.19 - 2.75           6.37 - 9.56
                               2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88

  MIST Clarion Global Real     2014      1.65         0.30 - 2.65          5.92 - 13.33
     Estate Subaccount         2013      7.21         0.30 - 2.65           0.89 - 3.45
                               2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96

  MIST ClearBridge Aggressive  2014        --         0.30 - 2.60         11.76 - 18.64
     Growth Subaccount         2013      0.21         0.30 - 2.60         42.03 - 45.33
                               2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43

  MIST Harris Oakmark          2014      2.63         0.30 - 2.70       (8.04) - (5.81)
     International Subaccount  2013      2.71         0.30 - 2.70         27.32 - 30.41
                               2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31

  MIST Invesco Comstock        2014      0.67         0.30 - 2.75           6.01 - 8.98
     Subaccount                2013      1.13         0.30 - 2.75         31.72 - 34.99
                               2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51

  MIST Invesco Mid Cap Value   2014      0.55         0.30 - 2.70           6.72 - 9.31
     Subaccount                2013      0.78         0.30 - 2.70         26.84 - 29.91
                               2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------  -------------   --------------
  MIST Invesco Small Cap        2014     5,841,705    1.81 - 3.29       14,198,348
     Growth Subaccount          2013     6,603,009    1.71 - 3.09       15,149,420
                                2012     6,837,358    1.25 - 2.24       11,541,386
                                2011     8,619,870    1.08 - 1.92       12,577,822
                                2010     8,936,088    1.12 - 1.97       13,490,846

  MIST JPMorgan Small Cap       2014     6,763,553    1.60 - 2.11       13,340,006
     Value Subaccount           2013     7,275,439    1.55 - 2.04       13,918,317
                                2012     8,174,785    1.18 - 1.88       11,901,829
                                2011     9,341,233    1.03 - 1.62       11,958,752
                                2010    11,051,153    1.16 - 1.53       15,942,525

  MIST Loomis Sayles Global     2014    21,660,824    2.39 - 6.99      149,334,905
     Markets Subaccount         2013    23,910,152    2.24 - 6.82      160,979,990
                                2012    26,809,216    1.94 - 5.88      155,638,699
                                2011    30,124,440    1.69 - 5.08      150,849,568
                                2010    33,062,109    1.74 - 5.21      169,859,208

  MIST Lord Abbett Bond         2014    18,996,464    1.70 - 2.91       41,083,550
     Debenture Subaccount       2013    21,694,542    1.66 - 2.79       45,642,592
                                2012    26,255,396    1.57 - 2.59       52,064,863
                                2011    32,502,638    1.40 - 2.30       57,917,544
                                2010    40,480,659    1.37 - 2.22       69,771,604

  MIST Met/Eaton Vance          2014     3,823,833    1.05 - 1.09        4,142,616
     Floating Rate Subaccount   2013     4,616,505    1.07 - 1.10        5,050,875
     (Commenced 5/3/2010)       2012     2,309,179    1.05 - 1.08        2,477,277
                                2011     1,214,850    1.01 - 1.02        1,239,402
                                2010       711,474    1.01 - 1.02          725,074

  MIST MetLife Asset            2014    45,212,729    1.02 - 2.22       63,831,385
     Allocation 100 Subaccount  2013    49,145,768    1.17 - 2.17       66,836,972
     (Commenced 5/2/2011)       2012    51,476,410    0.93 - 1.72       54,584,808
                                2011    54,062,263    0.81 - 1.51       49,596,505

  MIST MetLife Multi-Index      2014         1,008  12.23 - 12.38           12,424
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014    63,208,688    1.23 - 3.38      120,747,347
     Value Subaccount           2013    74,099,811    1.24 - 3.37      139,708,195
                                2012    87,597,110    0.96 - 2.58      124,998,359
                                2011   102,729,374    0.84 - 2.22      125,154,359
                                2010   118,085,929    0.95 - 1.91      155,522,778

  MIST MFS Emerging Markets     2014    23,705,249    1.18 - 3.19       53,420,816
     Equity Subaccount          2013    23,618,677    1.30 - 3.42       58,259,362
                                2012    27,471,452    1.41 - 3.61       72,730,901
                                2011    32,814,639    1.22 - 3.09       74,236,005
                                2010    40,055,591    1.54 - 3.88      113,623,154

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Invesco Small Cap        2014        --         0.30 - 2.60           5.14 - 7.86
     Growth Subaccount          2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15
                                2011        --         0.30 - 2.70       (3.66) - (1.17)
                                2010        --         0.30 - 2.70         16.36 - 26.09

  MIST JPMorgan Small Cap       2014      1.09         0.30 - 2.60           1.97 - 4.34
     Value Subaccount           2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66
                                2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                                2010      0.88         0.30 - 2.70         16.33 - 19.24

  MIST Loomis Sayles Global     2014      2.32         0.60 - 1.30           2.41 - 3.13
     Markets Subaccount         2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53
                                2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                                2010      3.48         0.30 - 1.65         20.39 - 22.05

  MIST Lord Abbett Bond         2014      5.75         0.30 - 2.50           2.53 - 4.81
     Debenture Subaccount       2013      7.02         0.30 - 2.50           5.50 - 7.84
                                2012      7.58         0.30 - 2.50         10.38 - 12.85
                                2011      6.33         0.30 - 2.65           2.07 - 4.56
                                2010      6.51         0.30 - 2.65         10.20 - 12.86

  MIST Met/Eaton Vance          2014      3.52         1.70 - 2.60       (1.85) - (0.96)
     Floating Rate Subaccount   2013      4.00         1.70 - 2.60           1.17 - 2.09
     (Commenced 5/3/2010)       2012      2.13         1.70 - 2.60           4.56 - 5.51
                                2011      1.64         1.70 - 2.60         (0.59) - 0.29
                                2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Asset            2014      0.72         0.30 - 2.50           0.61 - 4.25
     Allocation 100 Subaccount  2013      0.75         0.30 - 2.55         26.25 - 29.12
     (Commenced 5/2/2011)       2012      0.64         0.30 - 2.55         13.79 - 16.39
                                2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Multi-Index      2014        --         0.60 - 1.15           8.01 - 8.61
     Targeted Risk Subaccount
     (Commenced 4/29/2013 and
     began transactions in 2014)

  MIST MetLife Small Cap        2014      0.05         0.30 - 2.70         (0.99) - 1.41
     Value Subaccount           2013      1.00         0.30 - 2.70         28.92 - 32.05
                                2012        --         0.30 - 2.70         14.83 - 17.63
                                2011      1.07         0.30 - 2.70      (16.37) - (9.27)
                                2010      1.21         0.30 - 2.70         16.75 - 19.59

  MIST MFS Emerging Markets     2014      0.84         0.30 - 2.75       (9.06) - (4.90)
     Equity Subaccount          2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74
                                2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                                2010      1.14         0.30 - 2.75         20.34 - 23.67

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      --------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                          UNITS       HIGHEST ($)     ASSETS ($)
                                      ------------   -------------  --------------
  MIST MFS Research             2014    46,101,233     1.17 - 2.11      72,277,215
     International Subaccount   2013    53,996,698     1.29 - 2.31      92,815,172
                                2012    64,389,120     1.11 - 1.98      94,306,211
                                2011    77,589,499     0.98 - 1.72      99,020,711
                                2010    48,036,599     1.13 - 1.98      71,851,431

  MIST Morgan Stanley Mid Cap   2014     5,743,592     1.29 - 3.55      11,736,546
     Growth Subaccount          2013     6,809,955     1.30 - 3.58      14,243,583
                                2012     8,161,498     0.95 - 2.62      12,071,251
                                2011     9,246,133     0.89 - 2.43      12,904,996
                                2010    11,758,200     0.97 - 2.66      18,023,005

  MIST Oppenheimer Global       2014   249,440,312     1.15 - 2.50     351,667,634
     Equity Subaccount          2013   284,367,464     1.15 - 2.49     395,783,735
                                2012   280,274,259     1.01 - 1.99     316,647,038
                                2011   319,487,588     0.85 - 1.68     301,581,617
                                2010   355,293,700     0.96 - 1.86     371,423,984

  MIST PIMCO Inflation          2014    47,696,077     1.18 - 1.53      65,747,511
     Protected Bond Subaccount  2013    56,428,155     1.18 - 1.50      76,820,088
                                2012    76,954,212     1.33 - 1.67     117,364,047
                                2011    81,257,553     1.25 - 1.55     115,644,635
                                2010    84,809,882     1.15 - 1.41     110,311,164

  MIST PIMCO Total Return       2014   150,568,606     1.32 - 2.09     243,988,067
     Subaccount                 2013   187,162,730     1.30 - 2.01     296,027,272
                                2012   230,205,457     1.36 - 2.07     377,907,353
                                2011   260,102,976     1.28 - 1.90     397,228,650
                                2010   285,034,968     1.28 - 1.85     430,615,868

  MIST Pioneer Fund Subaccount  2014    26,621,248     1.27 - 2.88      57,774,387
                                2013    31,467,249     1.16 - 2.63      62,232,308
                                2012    37,349,570     0.89 - 2.00      56,439,683
                                2011    43,521,716     0.83 - 1.83      60,273,626
                                2010    30,744,777     0.89 - 1.94      48,832,317

  MIST Pioneer Strategic        2014    80,447,155     1.38 - 3.12     152,052,573
     Income Subaccount          2013    95,838,544     1.36 - 3.02     175,717,234
                                2012   117,013,589     1.38 - 3.01     213,840,794
                                2011   134,759,531     1.28 - 2.72     224,047,122
                                2010   163,592,465     1.28 - 2.66     266,557,264

  MIST Pyramis Managed Risk     2014           992   11.62 - 11.74          11,539
     Subaccount                 2013           127           10.80           1,369
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014    82,493,632            1.49     122,762,323
     ETF Subaccount             2013    90,079,084            1.42     128,281,207
                                2012    96,610,845            1.28     123,361,227
                                2011   102,294,878            1.15     117,213,928
                                2010   110,185,544            1.15     126,498,036

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2014      2.28         0.30 - 2.65       (9.38) - (7.23)
     International Subaccount   2013      2.61         0.30 - 2.65         16.14 - 18.90
                                2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02

  MIST Morgan Stanley Mid Cap   2014      0.04         0.30 - 2.60         (1.58) - 0.71
     Growth Subaccount          2013      0.75         0.30 - 2.60         35.46 - 38.61
                                2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65

  MIST Oppenheimer Global       2014      0.97         0.30 - 2.70         (0.58) - 1.84
     Equity Subaccount          2013      1.84         0.30 - 2.70         14.60 - 26.73
                                2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53

  MIST PIMCO Inflation          2014      1.82         0.30 - 2.75           0.25 - 2.87
     Protected Bond Subaccount  2013      2.53         0.30 - 2.75      (11.60) - (9.25)
                                2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67

  MIST PIMCO Total Return       2014      2.38         0.30 - 2.75           1.37 - 3.88
     Subaccount                 2013      4.35         0.30 - 2.75       (4.58) - (2.21)
                                2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89

  MIST Pioneer Fund Subaccount  2014      1.64         0.30 - 2.65          8.03 - 10.82
                                2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84

  MIST Pioneer Strategic        2014      5.12         0.30 - 2.85           1.51 - 4.27
     Income Subaccount          2013      5.15         0.30 - 2.85         (1.44) - 1.24
                                2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80

  MIST Pyramis Managed Risk     2014        --         0.30 - 0.90           7.67 - 8.32
     Subaccount                 2013      0.85                0.80                  5.68
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2014      2.26                1.25                  4.50
     ETF Subaccount             2013      2.51                1.25                 11.53
                                2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   ------------   --------------
  MIST SSgA Growth ETF           2014   107,020,440           1.47      156,905,463
     Subaccount                  2013   115,766,294           1.41      163,090,332
                                 2012   123,165,362           1.21      148,804,069
                                 2011   133,087,707           1.06      141,546,856
                                 2010   142,607,091           1.10      156,916,020

  MIST T. Rowe Price Large       2014   246,029,179    1.35 - 7.43      443,370,558
     Cap Value Subaccount        2013    93,678,767    1.22 - 6.66      129,704,910
                                 2012   109,882,316    0.94 - 5.81      116,086,753
                                 2011   128,584,761    0.82 - 4.97      117,195,273
                                 2010   153,267,618    0.88 - 5.23      148,207,202

  MIST T. Rowe Price Mid Cap     2014     1,048,455    1.44 - 2.65        2,094,286
     Growth Subaccount           2013     1,441,274    1.31 - 2.39        2,644,910
                                 2012     2,028,845    0.99 - 1.77        2,812,261
                                 2011     2,874,302    0.89 - 1.59        3,490,853
                                 2010     2,637,941    0.93 - 1.64        3,627,883

  MIST WMC Large Cap Research    2014    28,125,928    1.29 - 2.34       46,264,418
     Subaccount                  2013    33,795,286    1.15 - 2.10       50,072,685
                                 2012    38,383,679    0.87 - 1.59       42,749,505
                                 2011    46,368,859    0.78 - 1.43       46,041,512
                                 2010    54,907,593    0.79 - 1.45       54,941,051

  Morgan Stanley Multi Cap       2014       367,876    2.18 - 2.64          914,004
     Growth Subaccount           2013       499,433    2.11 - 2.66        1,210,400
                                 2012       634,940    1.41 - 1.80        1,052,964
                                 2011       683,491    1.29 - 1.63        1,037,271
                                 2010       877,893    1.40 - 1.78        1,463,366

  MSF Barclays Aggregate Bond    2014    31,665,367    1.37 - 2.58       75,845,003
     Index Subaccount            2013    35,381,978    1.31 - 2.47       80,759,985
                                 2012    40,275,965    1.36 - 2.56       95,180,911
                                 2011    45,268,185    1.31 - 2.49      103,893,632
                                 2010    51,647,712    1.24 - 2.35      111,235,771

  MSF BlackRock Bond Income      2014   116,573,933    1.11 - 2.23      171,167,569
     Subaccount                  2013   133,280,506    1.06 - 2.11      185,528,381
                                 2012   159,459,776    1.10 - 2.15      227,477,835
                                 2011   185,391,674    1.06 - 2.03      250,881,660
                                 2010   225,736,980    1.02 - 1.93      291,924,540

  MSF BlackRock Capital          2014   116,660,042    1.01 - 4.88      201,471,712
     Appreciation Subaccount     2013   137,072,166    0.94 - 4.54      218,130,450
                                 2012   165,758,971    0.71 - 3.42      197,078,248
                                 2011   197,272,481    0.63 - 3.03      206,180,160
                                 2010   232,943,584    0.71 - 3.37      268,487,543

  MSF BlackRock                  2014     7,271,879    1.27 - 2.02       12,887,179
     Large Cap Value Subaccount  2013     9,446,977    1.19 - 1.84       15,413,317
                                 2012    11,585,791    0.93 - 1.40       14,563,747
                                 2011    13,528,382    0.83 - 1.24       15,175,781
                                 2010    15,747,692    0.84 - 1.21       17,609,264

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MIST SSgA Growth ETF           2014      1.89                1.25                 4.07
     Subaccount                  2013      2.10                1.25                16.61
                                 2012      1.94                1.25                13.60
                                 2011      1.62                1.25               (3.27)
                                 2010      1.53                1.25                12.70

  MIST T. Rowe Price Large       2014      0.47         0.30 - 2.75         8.25 - 12.94
     Cap Value Subaccount        2013      1.54         0.30 - 2.70        30.21 - 33.37
                                 2012      1.45         0.30 - 2.70        14.82 - 17.62
                                 2011      0.65         0.30 - 2.70      (6.61) - (4.26)
                                 2010      1.06         0.30 - 2.70        13.90 - 16.69

  MIST T. Rowe Price Mid Cap     2014        --         1.55 - 2.65         9.83 - 11.04
     Growth Subaccount           2013      0.23         1.55 - 2.65        33.01 - 34.48
                                 2012        --         1.55 - 2.65        10.69 - 11.93
                                 2011        --         1.55 - 2.65      (4.25) - (3.18)
                                 2010        --         1.55 - 2.65        24.40 - 25.73

  MIST WMC Large Cap Research    2014      0.82         0.30 - 2.75        10.54 - 13.28
     Subaccount                  2013      1.29         0.30 - 2.75        30.53 - 33.77
                                 2012      1.09         0.30 - 2.75        10.41 - 13.16
                                 2011      1.01         0.30 - 2.75      (2.48) - (0.08)
                                 2010      1.24         0.30 - 2.75         9.44 - 12.18

  Morgan Stanley Multi Cap       2014        --         1.85 - 2.50          2.84 - 3.51
     Growth Subaccount           2013      0.23         1.60 - 2.50        46.66 - 47.99
                                 2012        --         1.60 - 2.50         9.31 - 10.31
                                 2011        --         1.60 - 2.60      (9.30) - (8.48)
                                 2010        --         1.60 - 2.60        24.13 - 25.44

  MSF Barclays Aggregate Bond    2014      3.02         0.30 - 1.30          4.44 - 5.49
     Index Subaccount            2013      3.62         0.30 - 1.30      (3.59) - (2.62)
                                 2012      3.74         0.30 - 1.30          2.55 - 3.59
                                 2011      3.57         0.30 - 1.40          5.99 - 7.17
                                 2010      3.84         0.30 - 1.40          4.57 - 5.75

  MSF BlackRock Bond Income      2014      3.45         0.30 - 2.75          4.02 - 6.76
     Subaccount                  2013      4.02         0.30 - 2.75      (3.60) - (1.06)
                                 2012      2.66         0.30 - 2.75          4.46 - 7.22
                                 2011      3.98         0.30 - 2.75          3.53 - 6.25
                                 2010      3.97         0.30 - 2.75          5.26 - 8.01

  MSF BlackRock Capital          2014      0.06         0.30 - 2.65          5.95 - 8.57
     Appreciation Subaccount     2013      0.84         0.30 - 2.65        30.61 - 33.82
                                 2012      0.31         0.30 - 2.65        11.23 - 14.03
                                 2011      0.19         0.30 - 2.70     (11.49) - (9.26)
                                 2010      0.24         0.30 - 2.75        16.47 - 19.49

  MSF BlackRock                  2014      1.11         0.30 - 2.65          6.83 - 9.37
     Large Cap Value Subaccount  2013      1.21         0.30 - 2.65        28.30 - 31.35
                                 2012      1.44         0.30 - 2.65        10.97 - 13.63
                                 2011      0.93         0.30 - 2.65        (0.64) - 1.81
                                 2010      0.86         0.30 - 2.65          6.10 - 8.59

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------   ------------   --------------
  MSF BlackRock Money Market      2014   228,692,218    0.87 - 2.34      260,029,222
     Subaccount                   2013   272,484,145    0.89 - 2.37      306,076,669
                                  2012   305,952,973    0.92 - 2.41      338,263,961
                                  2011   355,598,094    0.94 - 1.81      396,781,383
                                  2010   390,620,368    0.97 - 1.84      442,249,891

  MSF Frontier Mid Cap Growth     2014    59,828,713    0.88 - 2.44       88,449,747
     Subaccount                   2013    69,033,438    0.81 - 2.23       93,792,080
                                  2012    80,896,694    0.62 - 1.71       83,365,935
                                  2011    95,805,405    0.57 - 1.57       90,389,497
                                  2010   116,770,017    0.60 - 1.66      114,976,088

  MSF Jennison Growth             2014   283,460,406    0.88 - 2.43      376,259,287
     Subaccount                   2013   306,377,182    0.82 - 2.27      377,320,708
                                  2012   347,786,347    0.61 - 1.68      317,110,813
                                  2011    60,489,570    0.53 - 1.48       43,819,251
                                  2010    76,713,717    0.54 - 1.50       56,595,399

  MSF Loomis Sayles Small Cap     2014       146,236    4.49 - 5.30          725,826
     Core Subaccount              2013       205,325    4.36 - 5.21        1,019,553
                                  2012       324,926    3.18 - 3.77        1,156,434
                                  2011       421,875    2.86 - 3.35        1,346,982
                                  2010       192,214    2.93 - 3.40          628,433

  MSF Met/Artisan Mid Cap         2014       599,313    3.14 - 3.40        1,961,420
     Value Subaccount             2013       672,017    3.15 - 3.40        2,205,749
     (Commenced 5/3/2010)         2012       727,228    2.36 - 2.52        1,786,794
                                  2011       918,844    2.16 - 2.29        2,053,497
                                  2010     1,029,255    2.07 - 2.18        2,194,400

  MSF Met/Dimensional             2014       750,406    1.79 - 1.88        1,388,811
     International Small Company  2013       479,292    1.97 - 2.05          969,532
     Subaccount                   2012       512,674    1.58 - 1.64          828,694
                                  2011        82,833    1.38 - 1.41          115,816
                                  2010        63,743    1.68 - 1.71          108,458

  MSF MetLife Asset               2014    21,756,153    1.25 - 1.52       29,613,599
     Allocation 20 Subaccount     2013    27,300,301    1.21 - 1.46       35,985,163
                                  2012    33,750,786    1.19 - 1.41       43,181,333
                                  2011    31,816,365    1.12 - 1.29       37,895,228
                                  2010    32,850,961    1.11 - 1.26       38,552,233

  MSF MetLife Asset               2014    62,281,508    1.25 - 1.56       87,527,049
     Allocation 40 Subaccount     2013    63,017,183    1.23 - 1.49       85,938,160
                                  2012    69,601,690    1.13 - 1.35       86,810,589
                                  2011    75,138,747    1.05 - 1.22       85,251,503
                                  2010    81,246,395    1.06 - 1.21       92,534,789

  MSF MetLife Asset               2014   393,087,875    1.10 - 1.58      550,983,256
     Allocation 60 Subaccount     2013   325,210,824    1.21 - 1.51      449,109,725
                                  2012   342,679,345    1.06 - 1.72      406,247,240
                                  2011   365,836,158    0.96 - 1.13      387,765,148
                                  2010   393,118,303    1.00 - 1.15      427,765,478

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Money Market      2014        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55

  MSF Frontier Mid Cap Growth     2014        --         0.30 - 2.70          7.98 - 10.72
     Subaccount                   2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83

  MSF Jennison Growth             2014      0.23         0.30 - 2.70          4.51 - 12.77
     Subaccount                   2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94

  MSF Loomis Sayles Small Cap     2014        --         1.70 - 2.50           0.95 - 1.76
     Core Subaccount              2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33
                                  2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06

  MSF Met/Artisan Mid Cap         2014      0.54         1.40 - 2.10         (0.44) - 0.26
     Value Subaccount             2013      0.80         1.40 - 2.10         33.67 - 34.61
     (Commenced 5/3/2010)         2012      0.81         1.40 - 2.10          9.25 - 10.02
                                  2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2014      1.56         1.70 - 2.50       (9.00) - (8.27)
     International Small Company  2013      1.77         1.70 - 2.50         24.45 - 25.45
     Subaccount                   2012      0.49         1.70 - 2.50         14.98 - 15.91
                                  2011      1.88         1.70 - 2.50     (18.35) - (17.63)
                                  2010      1.23         1.70 - 2.50         19.60 - 20.55

  MSF MetLife Asset               2014      3.97         0.30 - 2.50           1.89 - 4.16
     Allocation 20 Subaccount     2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70

  MSF MetLife Asset               2014      2.62         0.30 - 2.65           2.04 - 4.61
     Allocation 40 Subaccount     2013      2.54         0.30 - 2.65          8.02 - 10.59
                                  2012      2.94         0.30 - 2.65          8.53 - 11.13
                                  2011      2.07         0.30 - 2.65         (1.60) - 0.75
                                  2010      3.47         0.30 - 2.65          8.59 - 11.14

  MSF MetLife Asset               2014      1.72         0.30 - 2.85           1.05 - 4.74
     Allocation 60 Subaccount     2013      1.95         0.30 - 2.75         14.78 - 17.63
                                  2012      2.31         0.00 - 2.75         10.15 - 13.24
                                  2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                                  2010      2.63         0.30 - 2.75         10.02 - 12.81

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------   ------------   --------------
  MSF MetLife Asset            2014   469,940,862    1.21 - 1.61      645,019,159
     Allocation 80 Subaccount  2013   281,259,764    1.21 - 1.50      392,110,510
                               2012   301,438,988    1.00 - 1.21      341,958,464
                               2011   320,193,265    0.89 - 1.05      318,588,616
                               2010   343,766,439    0.94 - 1.10      359,791,293

  MSF MetLife Mid Cap Stock    2014     8,659,503   1.82 - 31.61       16,117,119
     Index Subaccount          2013     8,357,897   1.68 - 29.03       14,115,032
                               2012     6,983,172           1.28        8,935,310
                               2011     6,867,767           1.10        7,567,180
                               2010     6,949,687           1.14        7,903,300

  MSF MetLife Stock Index      2014   512,472,472   1.22 - 36.26      948,735,700
     Subaccount                2013   619,079,605   1.11 - 32.31    1,022,210,401
                               2012   746,876,608   0.85 - 24.72      955,635,335
                               2011   660,304,058    0.78 - 3.51      710,740,551
                               2010   752,977,742    0.79 - 2.08      807,958,649

  MSF MFS Total Return         2014   181,477,236    1.19 - 3.96      427,404,149
     Subaccount                2013   214,758,429    1.13 - 3.69      467,083,516
                               2012   252,752,393    0.97 - 3.15      465,580,415
                               2011   300,786,307    0.90 - 2.86      499,287,986
                               2010   365,263,272    0.90 - 2.83      594,788,580

  MSF MFS Value Subaccount     2014    71,426,723    1.26 - 2.59      149,803,816
                               2013    76,198,106    1.18 - 2.39      152,814,296
                               2012    42,193,599    1.17 - 1.80       64,099,072
                               2011    48,193,344    1.11 - 1.58       63,956,024
                               2010    55,157,576    1.12 - 1.60       73,901,755

  MSF MSCI EAFE Index          2014    25,971,462    1.01 - 2.44       55,159,835
     Subaccount                2013    29,240,272    1.09 - 2.63       66,367,832
                               2012    31,591,933    0.91 - 2.18       59,212,775
                               2011    35,199,957    0.78 - 1.87       56,199,006
                               2010    39,250,929    0.91 - 2.16       72,320,627

  MSF Neuberger Berman         2014    30,031,861    1.23 - 3.63       69,389,880
     Genesis Subaccount        2013    35,991,632    1.25 - 3.65       82,899,600
     (Commenced 5/2/2011)      2012        70,294    1.58 - 1.77          118,604
                               2011        12,539    1.57 - 1.64           20,005

  MSF Russell 2000 Index       2014    27,782,287    2.02 - 4.62      114,688,189
     Subaccount                2013    31,268,599    1.96 - 4.45      123,574,772
                               2012    33,654,928    1.43 - 3.25       96,816,463
                               2011    37,289,119    1.25 - 2.83       93,301,295
                               2010    41,489,141    1.33 - 2.99      109,316,701

  MSF T. Rowe Price Large Cap  2014    33,034,416    1.52 - 2.82       59,661,381
     Growth Subaccount         2013    32,411,409    1.26 - 2.60       54,003,653
                               2012    32,201,056    1.12 - 1.88       38,929,294
                               2011    37,121,993    0.97 - 1.59       38,361,890
                               2010    45,753,740    1.01 - 1.61       48,700,718

                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Asset            2014      1.11         0.30 - 2.90           2.22 - 4.91
     Allocation 80 Subaccount  2013      1.46         0.30 - 2.60         21.12 - 23.94
                               2012      1.91         0.30 - 2.60         12.41 - 15.04
                               2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39

  MSF MetLife Mid Cap Stock    2014      1.01         0.30 - 1.25           7.96 - 8.89
     Index Subaccount          2013      1.09         0.30 - 1.25         16.63 - 31.49
                               2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67

  MSF MetLife Stock Index      2014      1.69         0.28 - 3.50          9.37 - 13.05
     Subaccount                2013      1.86         0.28 - 3.50         27.37 - 31.65
                               2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51

  MSF MFS Total Return         2014      2.25         0.30 - 2.75           5.42 - 8.09
     Subaccount                2013      2.45         0.30 - 2.75         15.48 - 18.40
                               2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55

  MSF MFS Value Subaccount     2014      1.64         0.30 - 2.75          7.72 - 10.48
                               2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16

  MSF MSCI EAFE Index          2014      2.60         0.30 - 1.60       (7.50) - (6.28)
     Subaccount                2013      3.06         0.30 - 1.60         19.93 - 21.50
                               2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83

  MSF Neuberger Berman         2014      0.37         0.30 - 2.65       (2.91) - (0.29)
     Genesis Subaccount        2013        --         0.30 - 2.65         24.17 - 35.86
     (Commenced 5/2/2011)      2012      0.12         1.70 - 2.60           6.92 - 7.89
                               2011        --         1.70 - 2.10       (7.49) - (7.23)

  MSF Russell 2000 Index       2014      1.17         0.30 - 1.65           3.32 - 4.72
     Subaccount                2013      1.55         0.30 - 1.65         36.29 - 38.14
                               2012      1.16         0.30 - 1.65         14.44 - 16.00
                               2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                               2010      1.17         0.30 - 1.65         24.90 - 26.48

  MSF T. Rowe Price Large Cap  2014        --         0.30 - 2.65          6.03 - 13.92
     Growth Subaccount         2013      0.07         0.30 - 2.65         25.92 - 38.35
                               2012        --         0.30 - 2.65         15.56 - 18.32
                               2011        --         0.30 - 2.65       (3.96) - (1.61)
                               2010      0.07         0.30 - 2.65         13.72 - 16.38

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       --------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                           UNITS       HIGHEST ($)     ASSETS ($)
                                       ------------   -------------  --------------
  MSF T. Rowe Price Small Cap    2014    50,212,351     1.68 - 3.52     118,139,543
     Growth Subaccount           2013    55,991,286     1.62 - 3.32     125,245,594
                                 2012    62,635,996     1.15 - 2.32      98,474,574
                                 2011    71,061,468     1.02 - 2.01      97,794,789
                                 2010    76,912,938     1.03 - 2.00     105,806,004

  MSF Western Asset              2014    23,348,172     1.08 - 3.03      39,669,737
     Management Strategic Bond   2013    27,649,077     1.19 - 2.91      44,979,001
     Opportunities Subaccount    2012    33,573,093     1.21 - 2.91      55,654,805
                                 2011    39,676,652     1.11 - 2.65      59,620,518
                                 2010     3,494,208     2.29 - 2.52       8,424,280

  MSF Western Asset              2014    64,344,337     1.07 - 2.58      98,096,572
     Management U.S. Government  2013    73,690,565     1.07 - 2.54     109,839,169
     Subaccount                  2012    89,352,294     1.10 - 2.58     134,993,660
                                 2011   101,794,264     1.07 - 2.53     148,935,292
                                 2010   125,335,567     1.04 - 2.42     173,254,111

  MSF WMC Balanced Subaccount    2014    78,788,126     1.44 - 3.64     263,144,756
                                 2013    87,559,708     1.34 - 3.34     265,542,357
                                 2012    95,084,218     1.14 - 2.80     241,918,758
                                 2011   105,534,840     1.05 - 2.53     241,546,529
                                 2010   118,061,128     1.04 - 2.46     263,504,413

  MSF WMC Core Equity            2014    53,012,778     1.34 - 2.26      96,109,883
     Opportunities Subaccount    2013    65,547,224     1.24 - 2.10     109,181,322
                                 2012    81,093,170     0.94 - 1.61     103,067,131
                                 2011    96,387,852     0.85 - 1.46     110,626,783
                                 2010    39,290,500     0.90 - 1.34      46,053,005

  Pioneer VCT Mid Cap Value      2014    11,449,417     1.72 - 2.69      27,355,302
     Subaccount                  2013    13,948,854     1.54 - 2.38      29,462,183
                                 2012    17,566,894     1.19 - 1.82      28,565,653
                                 2011    21,724,375     1.10 - 1.67      32,437,470
                                 2010    27,106,926     1.21 - 1.80      43,769,962

  Pioneer VCT Real Estate        2014     3,456,891     1.95 - 3.22       9,986,466
     Shares Subaccount           2013     4,679,392     1.52 - 2.50      10,515,684
                                 2012     5,535,016     1.53 - 2.50      12,543,885
                                 2011     6,712,774     1.34 - 2.19      13,366,638
                                 2010     8,080,999     1.24 - 2.03      15,025,737

  TAP 1919 Variable Responsive   2014    15,783,435     1.29 - 4.29      43,091,030
     Balanced Subaccount         2013    17,650,098     1.20 - 3.98      44,216,482
                                 2012    19,935,151     1.03 - 3.39      41,969,589
                                 2011    23,310,011     0.94 - 3.10      43,793,657
                                 2010    28,992,998     0.95 - 3.14      53,105,312

  UIF Growth Subaccount          2014     3,258,928     1.44 - 2.93       6,688,278
                                 2013     3,897,642     1.35 - 2.81       7,732,651
                                 2012     5,479,096     0.93 - 1.93       7,099,628
                                 2011     6,391,312     0.82 - 1.72       7,349,810
                                 2010     7,852,817     0.86 - 1.81       9,543,702

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF T. Rowe Price Small Cap    2014        --         0.30 - 2.65          3.86 - 6.33
     Growth Subaccount           2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56
                                 2011        --         0.30 - 2.65        (1.18) - 1.10
                                 2010        --         0.30 - 2.65        31.04 - 34.21

  MSF Western Asset              2014      5.32         1.17 - 2.60          0.50 - 4.24
     Management Strategic Bond   2013      4.97         1.17 - 2.60      (1.76) - (0.08)
     Opportunities Subaccount    2012      3.46         1.17 - 2.60         8.42 - 10.19
                                 2011      0.87         1.17 - 2.60          0.69 - 4.89
                                 2010      6.37         1.17 - 1.45        11.08 - 11.45

  MSF Western Asset              2014      1.96         0.15 - 2.45          0.32 - 2.66
     Management U.S. Government  2013      2.23         0.15 - 2.45      (3.14) - (0.89)
     Subaccount                  2012      2.10         0.15 - 2.45          0.86 - 3.21
                                 2011      1.53         0.15 - 2.45          2.95 - 5.33
                                 2010      2.75         0.15 - 2.45          3.23 - 5.63

  MSF WMC Balanced Subaccount    2014      2.00         0.30 - 2.65         7.40 - 10.22
                                 2013      2.48         0.30 - 2.65        17.13 - 20.23
                                 2012      2.29         0.30 - 2.65         9.16 - 12.04
                                 2011      2.45         0.30 - 2.65          0.87 - 3.44
                                 2010      1.96         0.30 - 2.65          6.47 - 9.35

  MSF WMC Core Equity            2014      0.56         0.30 - 2.65         5.33 - 10.30
     Opportunities Subaccount    2013      1.27         0.30 - 2.65        29.87 - 33.30
                                 2012      0.69         0.30 - 2.65         9.66 - 12.52
                                 2011      0.48         0.30 - 2.70     (12.22) - (4.37)
                                 2010      0.99         0.30 - 2.75         8.80 - 11.64

  Pioneer VCT Mid Cap Value      2014      0.66         1.40 - 2.75        11.69 - 13.20
     Subaccount                  2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28
                                 2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                 2010      0.89         1.40 - 2.75        14.65 - 16.27

  Pioneer VCT Real Estate        2014      2.29         1.50 - 2.70        27.08 - 28.62
     Shares Subaccount           2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35
                                 2011      2.18         1.50 - 2.60          6.90 - 8.11
                                 2010      2.45         1.50 - 2.60        25.25 - 26.68

  TAP 1919 Variable Responsive   2014      0.85         0.30 - 2.50          6.61 - 8.98
     Balanced Subaccount         2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38
                                 2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87

  UIF Growth Subaccount          2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78
                                 2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                 2010      0.12         1.40 - 2.60        19.72 - 21.27

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                  AS OF DECEMBER 31                          FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------   -------------------------------------------------
                                                    UNIT VALUE                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                     LOWEST TO          NET           INCOME          LOWEST TO         LOWEST TO
                                        UNITS       HIGHEST ($)     ASSETS ($)       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                    ------------   -------------  --------------   -------------  ----------------  ----------------
  Wells Fargo VT Small Cap   2014      1,278,953     1.79 - 2.81       2,543,972       0.35         0.30 - 1.85          2.54 - 4.14
     Value Subaccount        2013      1,429,790     1.73 - 2.70       2,776,008       0.66         0.30 - 1.85        12.65 - 14.41
                             2012      1,781,119     1.53 - 2.37       3,080,263       0.87         0.30 - 1.85        11.90 - 13.65
                             2011      2,074,209     1.36 - 2.09       3,218,582       0.65         0.30 - 1.85      (8.95) - (7.58)
                             2010      2,391,673     1.48 - 2.27       4,028,620       1.51         0.30 - 1.85        15.16 - 16.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                      Page
                                                                                                      ----
Report of Independent Registered Public Accounting Firm..............................................   2
Financial Statements at December 31, 2014 and 2013 and for the Years Ended December 31, 2014, 2013
  and 2012:
 Consolidated Balance Sheets.........................................................................   3
 Consolidated Statements of Operations...............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)..............................................   5
 Consolidated Statements of Stockholder's Equity.....................................................   6
 Consolidated Statements of Cash Flows...............................................................   7
 Notes to the Consolidated Financial Statements......................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........   9
     Note 2 -- Segment Information...................................................................  27
     Note 3 -- Mergers...............................................................................  33
     Note 4 -- Dispositions..........................................................................  34
     Note 5 -- Insurance.............................................................................  35
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...  43
     Note 7 -- Reinsurance...........................................................................  46
     Note 8 -- Investments...........................................................................  54
     Note 9 -- Derivatives...........................................................................  76
     Note 10 -- Fair Value...........................................................................  90
     Note 11 -- Goodwill............................................................................. 117
     Note 12 -- Debt................................................................................. 120
     Note 13 -- Equity............................................................................... 120
     Note 14 -- Other Expenses....................................................................... 126
     Note 15 -- Income Tax........................................................................... 127
     Note 16 -- Contingencies, Commitments and Guarantees............................................ 130
     Note 17 -- Related Party Transactions........................................................... 134
Financial Statement Schedules at December 31, 2014 and 2013 and for the Years Ended December 31,
  2014, 2013 and 2012:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties...... 135
 Schedule III -- Consolidated Supplementary Insurance Information.................................... 136
 Schedule IV -- Consolidated Reinsurance............................................................. 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Insurance Company USA:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut) and subsidiaries (the "Company") as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company USA and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, on November 14, 2014, MetLife Insurance Company of Connecticut was renamed MetLife Insurance Company USA and merged with MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and Exeter Reassurance Company, Ltd., all subsidiaries of MetLife, Inc. As the mergers involved entities all under common control, the accompanying consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the mergers in a manner similar to a pooling-of-interests.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2015

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2014 and 2013

                (In millions, except share and per share data)

                                                                                             2014         2013
                                                                                         -----------  -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $46,423 and $46,988, respectively)................................................... $    50,697  $    48,824
 Equity securities available-for-sale, at estimated fair value (cost: $400 and $443,
   respectively)........................................................................         459          463
 Mortgage loans (net of valuation allowances of $25 and $35, respectively; includes
   $280 and $1,598, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       5,839        8,004
 Policy loans...........................................................................       1,194        1,246
 Real estate and real estate joint ventures (includes $93 and $0, respectively, of real
   estate held-for-sale)................................................................         894          754
 Other limited partnership interests....................................................       2,234        2,162
 Short-term investments, principally at estimated fair value............................       1,232        4,964
 Other invested assets, principally at estimated fair value.............................       4,531        5,899
                                                                                         -----------  -----------
   Total investments....................................................................      67,080       72,316
Cash and cash equivalents, principally at estimated fair value..........................       1,206        1,400
Accrued investment income (includes $2 and $9, respectively, relating to variable
  interest entities)....................................................................         501          660
Premiums, reinsurance and other receivables.............................................      21,559       19,553
Deferred policy acquisition costs and value of business acquired........................       4,890        5,691
Current income tax recoverable..........................................................         537          398
Goodwill................................................................................         381          526
Other assets............................................................................         848          943
Separate account assets.................................................................     108,861      109,814
                                                                                         -----------  -----------
     Total assets....................................................................... $   205,863  $   211,301
                                                                                         ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits.................................................................. $    28,479  $    30,603
Policyholder account balances...........................................................      35,486       37,389
Other policy-related balances...........................................................       3,320        4,130
Payables for collateral under securities loaned and other transactions..................       7,501        6,914
Long-term debt (includes $139 and $1,461, respectively, at estimated fair value,
  relating to variable interest entities)...............................................         928        2,326
Deferred income tax liability...........................................................       1,338          251
Other liabilities (includes $1 and $7, respectively, relating to variable interest
  entities).............................................................................       7,944        8,308
Separate account liabilities............................................................     108,861      109,814
                                                                                         -----------  -----------
     Total liabilities..................................................................     193,857      199,735
                                                                                         -----------  -----------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 and $2.50 per share; 4,000 and 40,000,000 shares
  authorized; 3,000 and 34,595,317 shares issued and outstanding, respectively..........          75           86
Additional paid-in capital..............................................................      10,855       11,506
Retained earnings (deficit).............................................................      (1,350)      (1,006)
Accumulated other comprehensive income (loss)...........................................       2,426          980
                                                                                         -----------  -----------
     Total stockholder's equity.........................................................      12,006       11,566
                                                                                         -----------  -----------
      Total liabilities and stockholder's equity........................................ $   205,863  $   211,301
                                                                                         ===========  ===========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Revenues
Premiums............................................................. $   1,152  $     689  $   2,215
Universal life and investment-type product policy fees...............     3,193      3,130      3,014
Net investment income................................................     2,669      2,999      3,060
Other revenues.......................................................       539        610        626
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......        (6)        (9)       (54)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................        (6)       (11)         3
 Other net investment gains (losses).................................      (457)        47        241
                                                                      ---------  ---------  ---------
   Total net investment gains (losses)...............................      (469)        27        190
 Net derivative gains (losses).......................................      (181)       441     (2,345)
                                                                      ---------  ---------  ---------
     Total revenues..................................................     6,903      7,896      6,760
                                                                      ---------  ---------  ---------
Expenses
Policyholder benefits and claims.....................................     2,764      3,147      4,321
Interest credited to policyholder account balances...................     1,062      1,168      1,281
Goodwill impairment..................................................        33         66        394
Other expenses.......................................................     2,754      1,937      2,636
                                                                      ---------  ---------  ---------
     Total expenses..................................................     6,613      6,318      8,632
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       290      1,578     (1,872)
Provision for income tax expense (benefit)...........................        (5)       437       (813)
                                                                      ---------  ---------  ---------
Income (loss) from continuing operations, net of income tax..........       295      1,141     (1,059)
Income (loss) from discontinued operations, net of income tax........        --         --          8
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                         2014       2013       2012
                                                                      ---------  ---------  ---------
Net income (loss).................................................... $     295  $   1,141  $  (1,051)
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     1,953     (2,232)       941
 Unrealized gains (losses) on derivatives............................       244       (206)         3
 Foreign currency translation adjustments............................       (50)        54        101
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), before income tax.................     2,147     (2,384)     1,045
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................      (701)       808       (344)
                                                                      ---------  ---------  ---------
Other comprehensive income (loss), net of income tax.................     1,446     (1,576)       701
                                                                      ---------  ---------  ---------
Comprehensive income (loss).......................................... $   1,741  $    (435) $    (350)
                                                                      =========  =========  =========

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                      Accumulated
                                             Additional   Retained       Other         Total
                                   Common     Paid-in     Earnings   Comprehensive Stockholder's
                                   Stock      Capital     (Deficit)  Income (Loss)    Equity
                                 ---------  -----------  ----------  ------------- -------------
Balance at January 1, 2012
  (Note 3)...................... $      86  $     8,582  $    1,034    $   1,855    $   11,557
Dividend of subsidiary
  (Note 4)......................                               (347)                      (347)
Dividend paid to MetLife, Inc...                               (522)                      (522)
Capital contribution (Note 3)...                  2,878                                  2,878
Net income (loss)...............                             (1,051)                    (1,051)
Other comprehensive income
  (loss), net of income tax (1).                                             701           701
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2012....        86       11,460        (886)       2,556        13,216
Dividend paid to MetLife, Inc...                             (1,261)                    (1,261)
Capital contribution............                     46                                     46
Net income (loss)...............                              1,141                      1,141
Other comprehensive income
  (loss), net of income tax.....                                          (1,576)       (1,576)
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2013....        86       11,506      (1,006)         980        11,566
Redemption of common stock......       (11)        (895)       (484)                    (1,390)
Dividend paid to MetLife, Inc...                               (155)                      (155)
Capital contribution............                    244                                    244
Net income (loss)...............                                295                        295
Other comprehensive income
  (loss), net of income tax.....                                           1,446         1,446
                                 ---------  -----------  ----------    ---------    ----------
Balance at December 31, 2014.... $      75  $    10,855  $   (1,350)   $   2,426    $   12,006
                                 =========  ===========  ==========    =========    ==========

--------

(1)Includes amounts related to dividend of subsidiary. See Notes 4 and 13.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                                      2014      2013      2012
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    295  $  1,141  $ (1,051)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       30        35        33
  Amortization of premiums and accretion of discounts associated with investments, net.............     (166)     (150)     (170)
  (Gains) losses on investments and from sales of businesses, net..................................      469       (27)     (200)
  (Gains) losses on derivatives, net...............................................................    1,443     1,567     3,643
  (Income) loss from equity method investments, net of dividends or distributions..................      (11)      (82)      (43)
  Interest credited to policyholder account balances...............................................    1,062     1,168     1,281
  Universal life and investment-type product policy fees...........................................   (3,193)   (3,130)   (3,014)
  Goodwill impairment..............................................................................       33        66       394
  Change in fair value option securities...........................................................       --        --      (601)
  Change in accrued investment income..............................................................      124       146        91
  Change in premiums, reinsurance and other receivables............................................   (1,479)     (190)     (614)
  Change in deferred policy acquisition costs and value of business acquired, net..................      711      (480)     (154)
  Change in income tax.............................................................................      245       691      (798)
  Change in other assets...........................................................................    2,258     2,006     1,869
  Change in insurance-related liabilities and policy-related balances..............................    1,398     1,198     2,055
  Change in other liabilities......................................................................    1,390        31       308
  Other, net.......................................................................................      (67)       (6)       --
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    4,542     3,984     3,029
                                                                                                    --------  --------  --------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities.......................................................................   20,249    20,330    16,647
   Equity securities...............................................................................       98        69        60
   Mortgage loans..................................................................................    2,428     2,304     1,461
   Real estate and real estate joint ventures......................................................       28       104        72
   Other limited partnership interests.............................................................      255       153       220
  Purchases of:
   Fixed maturity securities.......................................................................  (24,520)  (17,068)  (18,153)
   Equity securities...............................................................................      (41)     (133)      (60)
   Mortgage loans..................................................................................     (343)     (912)     (879)
   Real estate and real estate joint ventures......................................................     (209)     (201)     (225)
   Other limited partnership interests.............................................................     (345)     (368)     (357)
  Cash received in connection with freestanding derivatives........................................      788       258       845
  Cash paid in connection with freestanding derivatives............................................   (1,991)   (3,615)   (2,126)
  Sale of business, net of cash and cash equivalents disposed of $251, $0 and $0,
   respectively....................................................................................      451        --        --
  Dividend of subsidiary...........................................................................       --        --       (53)
  Sales of loans to affiliates.....................................................................      520        --        --
  Net change in policy loans.......................................................................       52        (3)      (14)
  Net change in short-term investments.............................................................    3,581     2,060     1,273
  Net change in other invested assets..............................................................     (305)      113      (113)
  Other, net.......................................................................................       --         3        --
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................      696     3,094    (1,402)
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                                              2014       2013       2012
                                                                                           ---------  ---------  ----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits...............................................................................    18,581     15,005      16,417
   Withdrawals............................................................................   (21,564)   (16,806)    (16,549)
  Net change in payables for collateral under securities loaned and other transactions....       703     (3,197)     (1,395)
  Long-term debt repaid...................................................................    (1,379)    (1,009)       (482)
  Financing element on certain derivative instruments.....................................      (414)      (197)         67
  Redemption of common stock..............................................................      (906)        --          --
  Common stock redemption premium.........................................................      (484)        --          --
  Dividends paid to MetLife, Inc..........................................................      (155)    (1,261)       (522)
  Capital contributions from MetLife, Inc.................................................       231         --         800
                                                                                           ---------  ---------  ----------
Net cash provided by (used in) financing activities.......................................    (5,387)    (7,465)     (1,664)
                                                                                           ---------  ---------  ----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.       (45)       (41)        (15)
                                                                                           ---------  ---------  ----------
Change in cash and cash equivalents.......................................................      (194)      (428)        (52)
Cash and cash equivalents, beginning of year..............................................     1,400      1,828       1,880
                                                                                           ---------  ---------  ----------
Cash and cash equivalents, end of year.................................................... $   1,206  $   1,400  $    1,828
                                                                                           =========  =========  ==========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
   Interest............................................................................... $     116  $     199  $      331
                                                                                           =========  =========  ==========
   Income tax............................................................................. $    (221) $    (272) $       23
                                                                                           =========  =========  ==========
Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $      --  $      --  $    4,857
   Liabilities disposed...................................................................        --         --      (4,567)
                                                                                           ---------  ---------  ----------
   Net assets disposed....................................................................        --         --         290
   Cash disposed..........................................................................        --         --         (53)
   Dividend of interests in subsidiary....................................................        --         --        (237)
                                                                                           ---------  ---------  ----------
   (Gain) loss on dividend of interests in subsidiary..................................... $      --  $      --  $       --
                                                                                           =========  =========  ==========
  Capital contributions from MetLife, Inc................................................. $      13  $      46  $    2,078
                                                                                           =========  =========  ==========
  Assignment of senior notes to MetLife, Inc.............................................. $      --  $      --  $    2,000
                                                                                           =========  =========  ==========
  Transfers of fixed maturity securities to affiliates.................................... $     804  $      --  $       --
                                                                                           =========  =========  ==========
  Purchase of fixed maturity securities associated with business transfer................. $      --  $      --  $      761
                                                                                           =========  =========  ==========
  Purchase of short-term investments associated with business transfer.................... $      --  $      --  $       72
                                                                                           =========  =========  ==========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $      --  $      --  $       50
                                                                                           =========  =========  ==========

--------

(1)See Note 4.

       See accompanying notes to the consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MetLife USA" and the "Company" refer to MetLife Insurance Company USA (formerly, MetLife Insurance Company of Connecticut ("MICC")), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company USA and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported in the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .  such separate accounts are legally recognized;
  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 4 for the disposition of MetLife Europe Limited ("MetLife Europe").

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Goodwill                                                                              11
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

    The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

    The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

  .  incremental direct costs of contract acquisition, such as commissions;
  . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
  . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
  . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

   DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 6 for additional information on DAC and VOBA amortization.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed GMWB, GMAB and GMIB are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.
    . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.
    . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Investments in operating joint ventures that engage in insurance underwriting activities and are accounted for under the equity method.
    . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Loans to affiliates which are stated at unpaid principal balance and adjusted for any unamortized premium or discount.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Employee Benefit Plans

   Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company USA and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company USA and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If MetLife Insurance Company USA or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company USA and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company USA or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

  . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

  .  the jurisdiction in which the deferred tax asset was generated;

  . the length of time that carryforward can be utilized in the various taxing jurisdiction;

  . future taxable income exclusive of reversing temporary differences and carryforwards;

  .  future reversals of existing taxable temporary differences;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  .  taxable income in prior carryback years; and

  .  tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $235 million and $215 million at December 31, 2014 and 2013, respectively. Accumulated amortization of capitalized software was $107 million and $105 million at December 31, 2014 and 2013, respectively. Related amortization expense was $2 million, $7 million and $12 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  Other Revenues

    Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2014, the Company early adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary,

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

MetLife Assurance Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

  Effective July 17, 2013, the Company adopted guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption.

  Effective January 1, 2013, the Company adopted guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 13.

  Effective January 1, 2013, the Company adopted guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 9.

  On January 1, 2012, the Company adopted guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 10.

Future Adoption of New Accounting Pronouncements

  In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities (Accounting Standards Update ("ASU") 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In June 2014, the FASB issued new guidance on transfers and servicing (ASU 2014-11, Transfers and Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosure), effective prospectively for fiscal years beginning after December 15, 2014 and interim periods within those years. The new guidance requires that repurchase-to-maturity transactions and repurchase financing arrangements be accounted for as secured borrowings and provides for enhanced disclosures, including the nature of collateral pledged and the time to maturity. Certain interim period disclosures for repurchase agreements and securities lending transactions are not required until the second quarter of 2015. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

  In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective retrospectively for fiscal years beginning after December 15, 2016 and interim periods within those years. Early adoption of this standard is not permitted. The new guidance will supersede nearly all existing revenue recognition guidance under GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees. For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  In January 2014, the FASB issued new guidance regarding investments (ASU 2014-01, Investments -- Equity Method and Joint Ventures (Topic 323):
Accounting for Investments in Qualified Affordable Housing Projects), effective retrospectively for fiscal years beginning after December 15, 2014 and interim reporting periods within those years. The new guidance is applicable to investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity that meets certain conditions is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received, and recognize the net investment performance on the statement of operations as a component of income tax expense (benefit). The adoption of this new guidance will not have an impact on the Company's consolidated financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and equity index-linked annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses (including direct and digital marketing products), run-off businesses, the Company's ancillary international operations and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsures living and death benefit guarantees issued in connection with variable annuity products. Additionally, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues and operating expenses exclude results of discontinued operations and other businesses that have been or will be sold or exited by the Company and are referred to as divested businesses. Operating revenues also excludes net investment gains (losses) and net derivative gains (losses). Operating expenses also excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

 . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

 . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

 . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

 . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

 . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


 . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

 . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

  In the first quarter of 2014, the Company began reporting the operations of MAL as divested business. See Note 4.

  Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2014, 2013 and 2012 and at December 31, 2014 and 2013. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

  Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife, Inc.'s and the Company's business.

  MetLife, Inc.'s economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types. MetLife, Inc.'s management is responsible for the ongoing production and enhancement of the economic capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards.

  Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
(loss) from continuing operations, net of income tax.

  Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings, including revising the Company's capital allocation methodology. The changes will be applied retrospectively beginning with the first quarter of 2015. The changes will not impact total consolidated operating earnings or net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                    Operating Results
                                                         ---------------------------------------
                                                                   Corporate
                                                                    Benefit   Corporate                         Total
Year Ended December 31, 2014                              Retail  Funding (1)  & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- ----------- --------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $  1,080   $  (26)    $    96  $  1,150 $        2   $    1,152
Universal life and investment-type product policy fees..    2,700        33        146     2,879        314        3,193
Net investment income...................................    2,062       896      (211)     2,747       (78)        2,669
Other revenues..........................................      532         5          1       538          1          539
Net investment gains (losses)...........................       --        --         --        --      (469)        (469)
Net derivative gains (losses)...........................       --        --         --        --      (181)        (181)
                                                         --------   -------    -------  -------- ----------   ----------
  Total revenues........................................    6,374       908         32     7,314      (411)        6,903
                                                         --------   -------    -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................    1,768       390         55     2,213        551        2,764
Interest credited to policyholder account balances......      943       116         --     1,059          3        1,062
Goodwill impairment.....................................       --        --         --        --         33           33
Capitalization of DAC...................................    (221)       (1)       (57)     (279)         --        (279)
Amortization of DAC and VOBA............................      678         2         22       702        288          990
Interest expense on debt................................        5        --         68        73         36          109
Other expenses..........................................    1,722        28        172     1,922         12        1,934
                                                         --------   -------    -------  -------- ----------   ----------
  Total expenses........................................    4,895       535        260     5,690        923        6,613
                                                         --------   -------    -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      518       129      (227)       420      (425)          (5)
                                                         --------   -------    -------  --------              ----------
Operating earnings...................................... $    961   $   244    $   (1)     1,204
                                                         ========   =======    =======
Adjustments to:.........................................
  Total revenues........................................                                   (411)
  Total expenses........................................                                   (923)
  Provision for income tax (expense) benefit............                                     425
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    295              $      295
                                                                                        ========              ==========

--------

(1)Premiums and policyholder benefits and claims both include ($87) million of ceded reinsurance with MLIC related to merger transactions. See Notes 3 and 7.

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2014            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)
    Total assets................. $  175,336 $  25,080 $  5,447  $  205,863
    Separate account assets...... $  106,667 $   2,194 $     --  $  108,861
    Separate account liabilities. $  106,667 $   2,194 $     --  $  108,861

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Results
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    469 $     92  $     36  $    597 $       92  $       689
Universal life and investment-type product policy fees..    2,648       35       179     2,862        268        3,130
Net investment income...................................    2,019    1,002     (151)     2,870        129        2,999
Other revenues..........................................      605        5        --       610         --          610
Net investment gains (losses)...........................       --       --        --        --         27           27
Net derivative gains (losses)...........................       --       --        --        --        441          441
                                                         -------- --------  --------  -------- ----------  -----------
  Total revenues........................................    5,741    1,134        64     6,939        957        7,896
                                                         -------- --------  --------  -------- ----------  -----------
Expenses
Policyholder benefits and claims........................    1,087      527        13     1,627      1,520        3,147
Interest credited to policyholder account balances......    1,034      139        --     1,173        (5)        1,168
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (483)      (2)      (27)     (512)         --        (512)
Amortization of DAC and VOBA............................      586        5         1       592      (387)          205
Interest expense on debt................................        5       --        68        73        122          195
Other expenses..........................................    1,935       17        78     2,030         19        2,049
                                                         -------- --------  --------  -------- ----------  -----------
  Total expenses........................................    4,164      686       133     4,983      1,335        6,318
                                                         -------- --------  --------  -------- ----------  -----------
Provision for income tax expense (benefit)..............      585      156     (129)       612      (175)          437
                                                         -------- --------  --------  --------             -----------
Operating earnings...................................... $    992 $    292  $     60     1,344
                                                         ======== ========  ========
Adjustments to:
  Total revenues........................................                                   957
  Total expenses........................................                               (1,335)
  Provision for income tax (expense) benefit............                                   175
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $  1,141             $     1,141
                                                                                      ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2013            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  171,355 $  31,300 $  8,646  $  211,301
    Separate account assets...... $  107,726 $   2,088 $     --  $  109,814
    Separate account liabilities. $  107,726 $   2,088 $     --  $  109,814

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                     Operating Results
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2012                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      571  $     73  $  1,015 $    1,659 $       556  $     2,215
Universal life and investment-type product policy fees..      2,530        29       195      2,754         260        3,014
Net investment income...................................      1,828     1,016      (19)      2,825         235        3,060
Other revenues..........................................        621         5        --        626          --          626
Net investment gains (losses)...........................         --        --        --         --         190          190
Net derivative gains (losses)...........................         --        --        --         --     (2,345)      (2,345)
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      5,550     1,123     1,191      7,864     (1,104)        6,760
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................      1,001       496     1,101      2,598       1,723        4,321
Interest credited to policyholder account balances......      1,073       166        --      1,239          42        1,281
Goodwill impairment.....................................         --        --        --         --         394          394
Capitalization of DAC...................................      (869)       (5)      (34)      (908)          --        (908)
Amortization of DAC and VOBA............................        720        10         3        733           1          734
Interest expense on debt................................          5        --       149        154         163          317
Other expenses..........................................      2,371        21        77      2,469          24        2,493
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      4,301       688     1,296      6,285       2,347        8,632
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        433       151     (111)        473     (1,286)        (813)
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      816  $    284  $      6      1,106
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                   (1,104)
  Total expenses........................................                                   (2,347)
  Provision for income tax (expense) benefit............                                     1,286
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  (1,059)              $   (1,059)
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2014     2013     2012
                                          -------- -------- --------
                                                (In millions)
           Annuities..................... $  3,926 $  3,486 $  4,739
           Life insurance................      953      937    1,109
           Accident and health insurance.        5        6        7
                                          -------- -------- --------
            Total........................ $  4,884 $  4,429 $  5,855
                                          ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2014     2013     2012
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  4,712 $  4,158 $  4,089
                  Foreign:
                   United Kingdom.       63      128    1,608
                   Other..........      109      143      158
                                   -------- -------- --------
                     Total........ $  4,884 $  4,429 $  5,855
                                   ======== ======== ========

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2014, 2013 and 2012.

3. Mergers

  In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, reinsurance subsidiary of MetLife, Inc. and affiliate of MICC that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

  Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services (the "Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Note 7 for information regarding additional reinsurance transactions. See Notes 8, 9 and 11 for information regarding additional transactions in connection with the Mergers.

  The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

3. Mergers (continued)


  Information regarding adjustments to stockholder's equity upon the consummation of the Mergers is as follows:

                                                                             Accumulated
                                                       Additional Retained      Other         Total
                                               Common   Paid-in   Earnings  Comprehensive Stockholder's
                                               Stock    Capital   (Deficit)    Income        Equity
                                               ------- ---------- --------- ------------- -------------
                                                                    (In millions)
Balance of MICC's equity at January 1, 2012... $    86 $   6,673  $  1,081   $    1,771     $   9,611
Balance of MLIIC's equity at January 1, 2012..       6       636       541           35         1,218
Balance of Exeter's equity at January 1, 2012.      13     1,253     (801)           49           514
Mergers adjustments (1).......................    (19)        20       213           --           214
                                               ------- ---------  --------   ----------     ---------
Balance of MetLife USA's equity at January 1,
  2012........................................ $    86 $   8,582  $  1,034   $    1,855     $  11,557
                                               ======= =========  ========   ==========     =========

--------

(1)Includes a reclassification from common stock to additional paid-in capital to eliminate MLIIC's and Exeter's common stock and an adjustment to retained earnings to eliminate reinsurance transactions among the merging companies.

  During 2012, Exeter issued $2.0 billion of preferred stock to MetLife, Inc. in exchange for MetLife, Inc.'s assumption of $2.0 billion of Exeter's senior notes. In November 2014, upon the consummation of the Mergers, the outstanding preferred stock of Exeter was canceled. Consequently, MetLife, Inc.'s preferred capital stock investment was added to its common capital stock investment in MetLife USA. See Note 13 for information regarding additional equity transactions.

4. Dispositions

2014 Disposition

  In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Corporate Benefit Funding segment.

2012 Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Dispositions (continued)

no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2014 and 2013.

5. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2014      2013
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  42,974 $  41,020
                 Corporate Benefit Funding.    17,544    22,627
                 Corporate & Other.........     6,767     8,475
                                            --------- ---------
                  Total.................... $  67,285 $  72,122
                                            ========= =========

  See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts);
                                       and (ii) the liability for terminal
                                       dividends.
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 3% to 8%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 6% and 3% of the Company's life insurance in-force at December 31, 2014 and 2013, respectively. Participating policies represented 39%, 36% and 28% of gross life insurance premiums for the years ended December 31, 2014, 2013 and 2012, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                       Universal and
                                                       Variable Life
                                    Annuity Contracts    Contracts
                                    ------------------ -------------
                                                         Secondary
                                     GMDBs     GMIBs    Guarantees     Total
                                    -------- --------- ------------- ---------
                                                  (In millions)
  Direct
  Balance at January 1, 2012....... $    180 $     528     $   1,036 $   1,744
  Incurred guaranteed benefits.....      119       499           332       950
  Paid guaranteed benefits.........     (39)        --            --      (39)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      260     1,027         1,368     2,655
  Incurred guaranteed benefits.....      166       128           416       710
  Paid guaranteed benefits.........     (22)        --            --      (22)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      404     1,155         1,784     3,343
  Incurred guaranteed benefits (1).      231       285           590     1,106
  Paid guaranteed benefits.........     (24)        --            --      (24)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    611 $   1,440     $   2,374 $   4,425
                                    ======== =========     ========= =========
  Net Ceded/(Assumed)
  Balance at January 1, 2012....... $  (163) $    (65)     $     727 $     499
  Incurred guaranteed benefits.....    (100)      (69)           258        89
  Paid guaranteed benefits.........       45        --            --        45
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....    (218)     (134)           985       633
  Incurred guaranteed benefits.....     (26)      (21)           327       280
  Paid guaranteed benefits.........       39        --            --        39
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....    (205)     (155)         1,312       952
  Incurred guaranteed benefits (1).      175        98           477       750
  Paid guaranteed benefits.........        1        --            --         1
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $   (29) $    (57)     $   1,789 $   1,703
                                    ======== =========     ========= =========
  Net
  Balance at January 1, 2012....... $    343 $     593     $     309 $   1,245
  Incurred guaranteed benefits.....      219       568            74       861
  Paid guaranteed benefits.........     (84)        --            --      (84)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2012.....      478     1,161           383     2,022
  Incurred guaranteed benefits.....      192       149            89       430
  Paid guaranteed benefits.........     (61)        --            --      (61)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2013.....      609     1,310           472     2,391
  Incurred guaranteed benefits (1).       56       187           113       356
  Paid guaranteed benefits.........     (25)        --            --      (25)
                                    -------- ---------     --------- ---------
  Balance at December 31, 2014..... $    640 $   1,497     $     585 $   2,722
                                    ======== =========     ========= =========

--------

(1)See Note 7.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                      ---------------------
                                         2014       2013
                                      ---------- ----------
                                          (In millions)
                     Fund Groupings:
                     Balanced........ $   55,287 $   49,149
                     Equity..........     43,430     50,645
                     Bond............      5,226      4,820
                     Money Market....        801        887
                                      ---------- ----------
                      Total.......... $  104,744 $  105,501
                                      ========== ==========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 7 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2014                         2013
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   112,298    $    64,550   $   129,284    $    65,753
Separate account value..................  $   107,261    $    63,206   $   108,478    $    64,275
Net amount at risk......................  $     3,151    $     1,297   $     3,148    $       678
Average attained age of contractholders.     65 years       65 years      64 years       64 years

                                                        December 31,
                                                   -----------------------
                                                      2014        2013
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,702 $     6,915
     Net amount at risk........................... $    91,204 $    96,974
     Average attained age of policyholders........    59 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2014, 2013 and 2012, the Company issued $12.2 billion, $10.9 billion and $10.3 billion, respectively, and repaid $13.9 billion, $11.7 billion and $9.6 billion, respectively, of such funding agreements. At December 31, 2014 and 2013, liabilities for funding agreements outstanding, which are included in PABs, were $3.5 billion and $5.3 billion, respectively.

  MetLife Insurance Company USA, is a member of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2014       2013
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       55 $       64
                   FHLB of Des Moines. $       16 $       26
                   FHLB of Pittsburgh. $       24 $       20

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability            Collateral
                               -------------------- ---------------------
                                              December 31,
                               ------------------------------------------
                                 2014       2013       2014       2013
                               --------- ---------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     575 $      450 $  666 (2) $  808 (2)
       FHLB of Des Moines (1). $     405 $      405 $  546 (2) $  477 (2)
       Farmer Mac (3)......... $     200 $      200 $      231 $      230
       FHLB of Pittsburgh (1). $     185 $      200 $1,154 (2) $  602 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                          ----------------------------
                                            2014      2013      2012
                                          --------  --------  --------
                                                  (In millions)
         Balance at January 1,........... $  1,325  $  1,216  $  1,079
          Less: Reinsurance recoverables.    1,235     1,124       980
                                          --------  --------  --------
         Net balance at January 1,.......       90        92        99
                                          --------  --------  --------
         Incurred related to:
          Current year...................        3         5         5
          Prior years (1)................        2         4        (2)
                                          --------  --------  --------
            Total incurred...............        5         9         3
                                          --------  --------  --------
         Paid related to:
          Current year...................       --        --        --
          Prior years....................      (12)      (11)      (10)
                                          --------  --------  --------
            Total paid...................      (12)      (11)      (10)
                                          --------  --------  --------
         Net balance at December 31,.....       83        90        92
          Add: Reinsurance recoverables..    1,400     1,235     1,124
                                          --------  --------  --------
         Balance at December 31,......... $  1,483  $  1,325  $  1,216
                                          ========  ========  ========

--------

(1)During 2014, 2013 and 2012, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $108.7 billion and $109.6 billion at December 31, 2014 and 2013, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $187 million and $179 million at December 31, 2014 and 2013, respectively. The latter category consists of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.52% and 2.59% at December 31, 2014 and 2013, respectively.

  For the years ended December 31, 2014, 2013 and 2012, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

  See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)

profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2014      2013      2012
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  4,795  $  4,086  $  3,893
Capitalizations..................................................      279       512       908
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).     (152)      219       (15)
 Other expenses..................................................     (699)     (287)     (513)
                                                                  --------  --------  --------
   Total amortization............................................     (851)      (68)     (528)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (61)       83       (28)
Disposition and other (1), (2)...................................       --       182      (159)
                                                                  --------  --------  --------
Balance at December 31,..........................................    4,162     4,795     4,086
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      896       718     1,072
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).       (1)        5        --
 Other expenses..................................................     (138)     (142)     (206)
                                                                  --------  --------  --------
   Total amortization............................................     (139)     (137)     (206)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      (29)      315      (148)
                                                                  --------  --------  --------
Balance at December 31,..........................................      728       896       718
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,890  $  5,691  $  4,804
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $182 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 4 for information on the disposition of a subsidiary.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2014     2013
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,824 $  5,659
                  Corporate Benefit Funding.        5        6
                  Corporate & Other.........       61       26
                                             -------- --------
                   Total.................... $  4,890 $  5,691
                                             ======== ========

  Information regarding other intangibles was as follows:

                                               Years Ended December 31,
                                               ----------------------
                                                2014     2013    2012
                                               ------   ------  ------
                                                    (In millions)
         DSI
         Balance at January 1,................ $  619   $  633  $  656
         Capitalization.......................      4        6      22
         Amortization.........................    (73)     (20)    (45)
         Unrealized investment gains (losses).    (28)      --      --
                                               ------   ------  ------
         Balance at December 31,.............. $  522   $  619  $  633
                                               ======   ======  ======
         VODA and VOCRA
         Balance at January 1,................ $  159   $  175  $  190
         Amortization.........................    (17)     (16)    (15)
                                               ------   ------  ------
         Balance at December 31,.............. $  142   $  159  $  175
                                               ======   ======  ======
         Accumulated amortization............. $   98   $   81  $   65
                                               ======   ======  ======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2015.......................... $          158 $          17
          2016.......................... $          130 $          15
          2017.......................... $          105 $          14
          2018.......................... $           87 $          13
          2019.......................... $           69 $          12

7. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

Retail

  The Company's Retail Annuities business currently reinsures 90% of certain fixed annuities to an affiliate. The Company also reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures portions of certain whole life, level premium term and universal life policies with secondary death benefit guarantees to certain affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no significant transactions during the periods presented.

Corporate & Other

  The Company reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

  The Company also assumes risk on certain client arrangements from both foreign affiliates and unaffiliated companies. This reinsurance activity relates to risk-sharing agreements and multinational pooling.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2014 and 2013, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.3 billion and $2.1 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  At December 31, 2014, the Company had $8.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.1 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.3 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2013, the Company had $7.7 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.8 billion, or 88%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                 Years Ended December 31,
                                                               ----------------------------
                                                                 2014      2013      2012
                                                               --------  --------  --------
                                                                       (In millions)
Premiums
Direct premiums............................................... $  2,226  $  1,590  $  2,075
Reinsurance assumed...........................................       94        73       962
Reinsurance ceded.............................................   (1,168)     (974)     (822)
                                                               --------  --------  --------
   Net premiums............................................... $  1,152  $    689  $  2,215
                                                               ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees. $  3,610  $  3,492  $  3,210
Reinsurance assumed...........................................      398       398       390
Reinsurance ceded.............................................     (815)     (760)     (586)
                                                               --------  --------  --------
   Net universal life and investment-type product policy fees. $  3,193  $  3,130  $  3,014
                                                               ========  ========  ========
Other revenues
Direct other revenues......................................... $    259  $    284  $    256
Reinsurance assumed...........................................       28         1        23
Reinsurance ceded.............................................      252       325       347
                                                               --------  --------  --------
   Net other revenues......................................... $    539  $    610  $    626
                                                               ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims....................... $  4,797  $  4,693  $  4,756
Reinsurance assumed...........................................      263       149     1,180
Reinsurance ceded.............................................   (2,296)   (1,695)   (1,615)
                                                               --------  --------  --------
   Net policyholder benefits and claims....................... $  2,764  $  3,147  $  4,321
                                                               ========  ========  ========
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances..... $  1,125  $  1,202  $  1,303
Reinsurance assumed...........................................       76        91        87
Reinsurance ceded.............................................     (139)     (125)     (109)
                                                               --------  --------  --------
   Net interest credited to policyholder account balances..... $  1,062  $  1,168  $  1,281
                                                               ========  ========  ========
Other expenses
Direct other expenses......................................... $  2,524  $  1,861  $  2,428
Reinsurance assumed...........................................      106        19        88
Reinsurance ceded.............................................      124        57       120
                                                               --------  --------  --------
   Net other expenses......................................... $  2,754  $  1,937  $  2,636
                                                               ========  ========  ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                 December 31,
                                       -----------------------------------------------------------------
                                                     2014                             2013
                                       -------------------------------- --------------------------------
                                                                 Total                            Total
                                                                Balance                          Balance
                                       Direct  Assumed  Ceded    Sheet  Direct  Assumed  Ceded    Sheet
                                       ------- ------- -------  ------- ------- ------- -------  -------
                                                                 (In millions)
Assets
Premiums, reinsurance and other
 receivables.......................... $   516  $   57 $20,986  $21,559 $   471  $  177 $18,905  $19,553
Deferred policy acquisition costs and
 value of business acquired...........   5,367     246    (723)   4,890   6,013     294    (616)   5,691
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total assets........................ $ 5,883  $  303 $20,263  $26,449 $ 6,484  $  471 $18,289  $25,244
                                       ======= ======= =======  ======= ======= ======= =======  =======
Liabilities
Future policy benefits................ $27,242  $1,237 $    --  $28,479 $28,407  $2,196 $    --  $30,603
Policyholder account balances.........  34,659     827      --   35,486  36,201   1,188      --   37,389
Other policy-related balances.........     866   1,691     763    3,320     815   2,504     811    4,130
Other liabilities.....................   2,469      63   5,412    7,944   3,992     173   4,143    8,308
                                       ------- ------- -------  ------- ------- ------- -------  -------
  Total liabilities................... $65,236  $3,818 $ 6,175  $75,229 $69,415  $6,061 $ 4,954  $80,430
                                       ======= ======= =======  ======= ======= ======= =======  =======

  In November 2014, prior to the Mergers, guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from an unaffiliated foreign company were recaptured. As a result of this recapture, the significant impacts to the Company were decreases in future policy benefits of $101 million, in other policy-related balances of $1.2 billion, in cash and cash equivalents of $705 million and in other invested assets of $553 million.

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $6.2 billion and $5.8 billion at December 31, 2014 and 2013, respectively. The deposit liabilities on reinsurance were $1 million at both December 31, 2014 and 2013.

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife, Inc. subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, First MetLife Investors Insurance Company ("First MetLife"), General American Life Insurance Company, MetLife Europe, MetLife Reinsurance Company of Vermont, New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD") and Delaware American Life Insurance Company, all of which are related parties.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2014     2013     2012
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
Reinsurance assumed........................................... $    55  $    28  $   912
Reinsurance ceded.............................................    (830)    (638)    (477)
                                                               -------  -------  -------
   Net premiums............................................... $  (775) $  (610) $   435
                                                               =======  =======  =======
Universal life and investment-type product policy fees
Reinsurance assumed........................................... $   291  $   259  $   235
Reinsurance ceded.............................................    (361)    (344)    (227)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $   (70) $   (85) $     8
                                                               =======  =======  =======
Other revenues
Reinsurance assumed........................................... $    28  $     1  $    23
Reinsurance ceded.............................................     252      325      347
                                                               -------  -------  -------
   Net other revenues......................................... $   280  $   326  $   370
                                                               =======  =======  =======
Policyholder benefits and claims
Reinsurance assumed........................................... $   229  $   137  $ 1,064
Reinsurance ceded.............................................    (942)    (673)    (581)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (713) $  (536) $   483
                                                               =======  =======  =======
Interest credited to policyholder account balances
Reinsurance assumed........................................... $    76  $    91  $    87
Reinsurance ceded.............................................    (139)    (125)    (109)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (63) $   (34) $   (22)
                                                               =======  =======  =======
Other expenses
Reinsurance assumed........................................... $    92  $    33  $    45
Reinsurance ceded.............................................     156       94      159
                                                               -------  -------  -------
   Net other expenses......................................... $   248  $   127  $   204
                                                               =======  =======  =======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                     December 31,
                                                         -----------------------------------
                                                               2014               2013
                                                         ----------------  -----------------
                                                         Assumed   Ceded    Assumed   Ceded
                                                         -------- -------  --------  -------
                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables............. $     45 $12,718  $    143  $11,105
Deferred policy acquisition costs and value of business
  acquired..............................................      164    (707)      203     (600)
                                                         -------- -------  --------  -------
 Total assets........................................... $    209 $12,011  $    346  $10,505
                                                         ======== =======  ========  =======
Liabilities
Future policy benefits.................................. $    593 $    --  $  1,480  $    --
Policyholder account balances...........................      827      --       (74)      --
Other policy-related balances...........................    1,689     763     2,496      811
Other liabilities.......................................       16   5,109       116    3,850
                                                         -------- -------  --------  -------
 Total liabilities...................................... $  3,125 $ 5,872  $  4,018  $ 4,661
                                                         ======== =======  ========  =======

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MetLife Europe. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits of $454 million and $649 million, other reinsurance liabilities of $2 million and $17 million, and other reinsurance payables, included in other liabilities, were $29 million and $44 million at December 31, 2014 and 2013, respectively. The Company's consolidated statement of operations reflects a loss for this agreement of $3 million, $9 million and $4 million, which includes premiums of less than $1 million, less than $1 million and $881 million and policyholder benefits of $3 million, $9 million and $885 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  In October 2012, the Company entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2012 by the Company and was amended in 2013 to include certain term and universal life policies issued by the Company through December 31, 2013. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $675 million and $917 million at December 31, 2014 and 2013, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $564 million and $798 million at December 31, 2014 and 2013, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to this cession is included within other liabilities and was $59 million and ($14) million at December 31, 2014 and 2013, respectively. The Company's consolidated statements of operations reflect a loss for this agreement of $162 million, $50 million and $37 million for the years ended December 31, 2014, 2013 and 2012, respectively. The loss related to this agreement includes net derivative gains (losses) associated with the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

embedded derivatives of ($73) million, $20 million and ($6) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within PABs and were liabilities of $827 million and ($74) million at December 31, 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012, net derivative gains (losses) included ($541) million, $2.1 billion and ($12) million, respectively, in changes in fair value of such embedded derivatives.

  The Company ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $323 million and $48 million at December 31, 2014 and 2013, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($275) million, $498 million and ($107) million for the years ended December 31, 2014, 2013 and 2012, respectively.

  On December 31, 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $54 million at December 31, 2014. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $118 million at December 31, 2014. The Company's consolidated statement of operations reflects a loss for this agreement of less than $1 million for the year ended December 31, 2014.

  Prior to the Mergers, certain related party transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . Effective January 1, 2014, the Company reinsured with MLIC all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, the significant effects to the Company were increases in premiums, reinsurance and other receivables of $700 million and in other liabilities of $206 million, as well as decreases in cash and cash equivalents and total investments of $494 million.

 . In October 2014, MLIC recaptured a block of universal life secondary guarantee business ceded to Exeter on a 75% coinsurance with funds withheld basis. As a result of this recapture, the significant effects to the Company were decreases in premiums, reinsurance and other receivables of $14 million, in DAC of $30 million, in other invested assets of $418 million, in future policy benefits of $67 million and in other policy-related balances of $435 million.

 . In November 2014, MLIC, First MetLife and NELICO partially recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Reinsurance (continued)

    $284 million, in other policy-related balances of $469 million, in other liabilities of $23 million, in other invested assets of $441 million and in cash and cash equivalents of $385 million. There was also a decrease in net income of $57 million.

 . Also in November 2014, certain foreign blocks of indemnity reinsurance and guaranteed minimum benefit guarantees on certain variable annuities previously ceded to Exeter from MetLife Europe were recaptured. As a result of this recapture, the significant effects to the Company were decreases in future policy benefits of $463 million, in other liabilities of $29 million and in other invested assets of $505 million, as well as increases in cash and cash equivalents of $122 million and in other policy-related balances of $109 million.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $6.2 billion and $5.7 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2014 and 2013, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $6.0 billion and $5.7 billion at December 31, 2014 and 2013, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2014 and 2013.

8. Investments

  See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                         December 31, 2014                            December 31, 2013
                           --------------------------------------------- --------------------------------------------
                                         Gross Unrealized                             Gross Unrealized
                            Cost or  -----------------------              Cost or  -----------------------
                           Amortized        Temporary  OTTI   Estimated  Amortized        Temporary  OTTI  Estimated
                             Cost    Gains   Losses   Losses  Fair Value   Cost    Gains   Losses   Losses Fair Value
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
                                                                 (In millions)
Fixed maturity securities
U.S. corporate............   $15,286 $1,635     $ 119    $--     $16,802   $16,860 $1,196     $ 218    $--    $17,838
U.S. Treasury and
 agency...................    14,147  1,686         7     --      15,826     8,760    337       246     --      8,851
RMBS......................     5,858    291        33     35       6,081     4,960    214        66     45      5,063
Foreign corporate.........     5,162    310        58     --       5,414     8,868    500        89     --      9,279
State and political
 subdivision..............     2,180    413         1     --       2,592     2,278    148        63     --      2,363
CMBS (1)..................     1,637     45         4     (1)      1,679     1,975     71        13     --      2,033
ABS.......................     1,546     26        10     --       1,562     2,211     36        12     --      2,235
Foreign government........       607    136         2     --         741     1,076    105        19     --      1,162
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total fixed maturity
  securities..............   $46,423 $4,542     $ 234    $34     $50,697   $46,988 $2,607     $ 726    $45    $48,824
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========
Equity securities
Common stock..............   $   176 $   60     $   3    $--     $   233   $   187 $   41     $   1    $--    $   227
Non-redeemable preferred
 stock....................       224      9         7     --         226       256      9        29     --        236
                           --------- ------ --------- ------  ---------- --------- ------ --------- ------ ----------
 Total equity securities..   $   400 $   69     $  10    $--     $   459   $   443 $   50     $  30    $--    $   463
                           ========= ====== ========= ======  ========== ========= ====== ========= ====== ==========

--------

(1)The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at December 31, 2014, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $14 million and $30 million with unrealized gains (losses) of $4 million and $6 million at December 31, 2014 and 2013, respectively.

  Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

  Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2014                2013
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   3,200 $   3,223 $   3,420 $   3,454
Due after one year through five years......    11,658    12,009     9,662    10,097
Due after five years through ten years.....     7,592     8,011     8,308     8,877
Due after ten years........................    14,932    18,132    16,452    17,065
                                            --------- --------- --------- ---------
   Subtotal................................    37,382    41,375    37,842    39,493
Structured securities (RMBS, CMBS and ABS).     9,041     9,322     9,146     9,331
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  46,423 $  50,697 $  46,988 $  48,824
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                           December 31, 2014                         December 31, 2013
                               ----------------------------------------- -----------------------------------------
                                                    Equal to or Greater                       Equal to or Greater
                               Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                               -------------------- -------------------- -------------------- --------------------
                               Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                 Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                 Value     Losses     Value     Losses     Value     Losses     Value     Losses
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                   (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................  $  1,346     $   45  $    685     $   74 $   2,659     $  150  $    487     $   68
U.S. Treasury and agency......     4,067          5       163          2     4,023        246        --         --
RMBS..........................       684         26       530         42     1,097         40       491         71
Foreign corporate.............     1,031         49       133          9     1,762         79       143         10
State and political
 subdivision..................        11         --        24          1       645         45        64         18
CMBS..........................       124          1        78          2       279         13         7         --
ABS...........................       334          2       231          8       707          5       108          7
Foreign government............        27          1         9          1       264         18         2          1
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total fixed maturity
  securities..................  $  7,624     $  129  $  1,853     $  139 $  11,436     $  596  $  1,302     $  175
                               ========= ========== ========= ========== ========= ========== ========= ==========
Equity securities
Common stock..................  $     11     $    3  $     --     $   -- $       2     $    1  $      8     $   --
Non-redeemable preferred stock        28          1        44          6       105         21        51          8
                               --------- ---------- --------- ---------- --------- ---------- --------- ----------
 Total equity securities......  $     39     $    4  $     44     $    6 $     107     $   22  $     59     $    8
                               ========= ========== ========= ========== ========= ========== ========= ==========
Total number of securities in
 an unrealized loss position..       752                  333                1,247                  317
                               =========            =========            =========            =========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2014. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities decreased $503 million during the year ended December 31, 2014 from $771 million to $268 million. The decrease in gross unrealized losses for the year ended December 31, 2014, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads.

    At December 31, 2014, $38 million of the total $268 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 53%, were related to gross unrealized losses on seven investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $38 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $18 million, or 47%, were related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $20 million during the year ended December 31, 2014 from $30 million to $10 million. Of the $10 million, $4 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2014                   2013
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................      $  4,281   73.3%      $  5,115    63.9%
 Agricultural..................................         1,303    22.3         1,326     16.5
                                                ------------- ------- ------------- --------
   Subtotal....................................         5,584    95.6         6,441     80.4
 Valuation allowances..........................          (25)   (0.4)          (35)    (0.4)
                                                ------------- ------- ------------- --------
   Subtotal mortgage loans, net................         5,559    95.2         6,406     80.0
 Commercial mortgage loans held by CSEs -- FVO.           280     4.8         1,598     20.0
                                                ------------- ------- ------------- --------
     Total mortgage loans, net.................      $  5,839  100.0%      $  8,004   100.0%
                                                ============= ======= ============= ========

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

   Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                           Evaluated Individually for Credit Losses                        Evaluated Collectively for Credit Losses
              ---------------------------------------------------------------------------- ----------------------------------------
                                                        Impaired Loans without a Valuation
              Impaired Loans with a Valuation Allowance          Allowance
              ----------------------------------------- ----------------------------------

              Unpaid Principal   Recorded   Valuation   Unpaid Principal      Recorded      Recorded            Valuation
                  Balance       Investment  Allowances      Balance          Investment    Investment           Allowances
December 31,  ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
                                                             (In millions)
2014
Commercial...           $   --      $   --       $  --            $   --         $   --     $   4,281               $   21
Agricultural.                4           3          --                --             --         1,300                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $    4      $    3       $  --            $   --         $   --     $   5,581               $   25
              ================  ==========  ==========  ================     ==========    ==========           ==========
2013
Commercial...           $   22      $   22       $   7            $   52         $   50     $   5,043               $   24
Agricultural.                4           4          --                --             --         1,322                    4
              ----------------  ----------  ----------  ----------------     ----------    ----------           ----------
Total........           $   26      $   26       $   7            $   52         $   50     $   6,365               $   28
              ================  ==========  ==========  ================     ==========    ==========           ==========

                Impaired Loans
              -------------------



                        Average
              Carrying  Recorded
               Value   Investment
December 31,  -------- ----------

2014
Commercial...   $   --     $   43
Agricultural.        3          3
              -------- ----------
Total........   $    3     $   46
              ======== ==========
2013
Commercial...   $   65     $   73
Agricultural.        4          2
              -------- ----------
Total........   $   69     $   75
              ======== ==========

   The average recorded investment for commercial and agricultural mortgage loans was $67 million and $0, respectively, for the year ended December 31, 2012.

 Valuation Allowance Rollforward by Portfolio Segment

  The changes in the valuation allowance, by portfolio segment, were as follows:

                                       Commercial Agricultural   Total
                                       ---------- ------------- -------
                                                  (In millions)
         Balance at January 1, 2012...    $    60        $    3 $    63
         Provision (release)..........       (26)            --    (26)
                                       ---------- ------------- -------
         Balance at December 31, 2012.         34             3      37
         Provision (release)..........        (3)             1     (2)
                                       ---------- ------------- -------
         Balance at December 31, 2013.         31             4      35
         Provision (release)..........       (10)            --    (10)
                                       ---------- ------------- -------
         Balance at December 31, 2014.    $    21        $    4 $    25
                                       ========== ============= =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios                    Estimated
                       ------------------------------          % of       Fair      % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total      Value     Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2014
Loan-to-value ratios:
Less than 65%......... $  3,668    $  267     $   125 $  4,060  94.8%   $  4,431     95.1%
65% to 75%............      113        14          --      127    3.0        134       2.9
76% to 80%............        9        --          --        9    0.2         10       0.2
Greater than 80%......       45        26          14       85    2.0         83       1.8
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  3,835    $  307     $   139 $  4,281 100.0%   $  4,658    100.0%
                       ======== ============= ======= ======== ====== ============= ======
December 31, 2013
Loan-to-value ratios:
Less than 65%......... $  3,946    $  135     $   122 $  4,203  82.2%   $  4,452     83.0%
65% to 75%............      720        --          37      757   14.8        766      14.3
76% to 80%............       80        12          --       92    1.8         93       1.7
Greater than 80%......       37        26          --       63    1.2         53       1.0
                       -------- ------------- ------- -------- ------ ------------- ------
 Total................ $  4,783    $  173     $   159 $  5,115 100.0%   $  5,364    100.0%
                       ======== ============= ======= ======== ====== ============= ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2014                   2013
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,239       95.1%   $  1,256       94.7%
      65% to 75%............         64         4.9         70         5.3
                             ------------- -------- ------------- --------
       Total................   $  1,303      100.0%   $  1,326      100.0%
                             ============= ======== ============= ========

   The estimated fair value of agricultural mortgage loans was $1.4 billion at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
December 31, 2014 and 2013. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at December 31, 2014. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in nonaccrual status with a recorded investment of $22 million at December 31, 2013.

 Mortgage Loans Modified in a Troubled Debt Restructuring

  For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance. During the years ended December 31, 2014 and 2013, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), funds withheld, tax credit and renewable energy partnerships, operating joint ventures, leveraged leases and loans to affiliates (see " -- Related Party Investment Transactions).

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2014      2013
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (34)      (35)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      72 $      71
                                                                     ========= =========

  Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 18 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2014 and 2013, all rental receivables were performing.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The deferred income tax liability related to leveraged leases was $71 million and $63 million at December 31, 2014 and 2013, respectively.

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $681 million and $527 million at December 31, 2014 and 2013, respectively.

Net Unrealized Investment Gains (Losses)

  Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                         Years Ended December 31,
                                                                        --------------------------
                                                                          2014     2013     2012
                                                                        -------- -------- --------
                                                                              (In millions)
Fixed maturity securities.............................................. $  4,311 $  1,884 $  5,232
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (34)     (45)     (70)
                                                                        -------- -------- --------
 Total fixed maturity securities.......................................    4,277    1,839    5,162
Equity securities......................................................       69       13        9
Derivatives............................................................      282       38      244
Short-term investments.................................................       --       --      (2)
Other..................................................................        9     (71)     (18)
                                                                        -------- -------- --------
 Subtotal..............................................................    4,637    1,819    5,395
                                                                        -------- -------- --------
Amounts allocated from:
 Future policy benefits................................................    (503)       --    (740)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (2)       --        5
 DAC, VOBA and DSI.....................................................    (403)    (287)    (690)
                                                                        -------- -------- --------
   Subtotal............................................................    (908)    (287)  (1,425)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       12       15       22
Deferred income tax benefit (expense)..................................  (1,308)    (606)  (1,423)
                                                                        -------- -------- --------
 Net unrealized investment gains (losses).............................. $  2,433 $    941 $  2,569
                                                                        ======== ======== ========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                             2014          2013
                                                         ------------- -------------
                                                                (In millions)
Balance at January 1,................................... $        (45) $        (70)
Noncredit OTTI losses and subsequent changes recognized.             6            11
Securities sold with previous noncredit OTTI loss.......             9            23
Subsequent changes in estimated fair value..............           (4)           (9)
                                                         ------------- -------------
Balance at December 31,................................. $        (34) $        (45)
                                                         ============= =============

  The changes in net unrealized investment gains (losses) were as follows:

                                                                        Years Ended December 31,
                                                                    --------------------------------
                                                                       2014       2013       2012
                                                                    ---------- ---------- ----------
                                                                             (In millions)
Balance at January 1,.............................................. $      941 $    2,569 $    1,971
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         11         25         65
Unrealized investment gains (losses) during the year...............      2,807    (3,601)      1,460
Unrealized investment gains (losses) relating to:
 Future policy benefits............................................      (503)        740      (405)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (2)        (5)        (6)
 DAC, VOBA and DSI.................................................      (116)        403      (170)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (3)        (7)       (21)
 Deferred income tax benefit (expense).............................      (702)        817      (325)
                                                                    ---------- ---------- ----------
Balance at December 31,............................................ $    2,433 $      941 $    2,569
                                                                    ========== ========== ==========
 Change in net unrealized investment gains (losses)................ $    1,492 $  (1,628) $      598
                                                                    ========== ========== ==========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2014 and 2013.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2014       2013
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,748 $    6,180
  Estimated fair value.................................. $    6,703 $    6,226
 Cash collateral on deposit from counterparties (2)..... $    6,781 $    6,389
 Security collateral on deposit from counterparties (3). $       60 $       --
 Reinvestment portfolio -- estimated fair value......... $    6,846 $    6,392

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

  Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

                                                                                 December 31,
                                                                             ---------------------
                                                                                2014       2013
                                                                             ---------- ----------
                                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........................ $    7,334 $       63
Invested assets held in trust (reinsurance agreements) (2)..................        936      2,754
Invested assets pledged as collateral (3)...................................      3,174      3,431
                                                                             ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral. $   11,444 $    6,248
                                                                             ========== ==========

--------

(1)See Note 3 for information about invested assets that became restricted in connection with MetLife Insurance Company of Connecticut's withdrawal of its New York license.

(2)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(3)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

  See "-- Securities Lending" for information regarding securities on loan.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2014       2013
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      653 $      667
     Carrying value (2)............................. $      504 $      508

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
  Contractually required payments (including interest). $      102   $      260
  Cash flows expected to be collected (1).............. $       78   $      198
  Fair value of investments acquired................... $       54   $      138

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2014         2013
                                                         ----------  ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      315   $      309
   Investments purchased...............................         24           60
   Accretion recognized in earnings....................       (25)         (24)
   Disposals...........................................       (13)          (8)
   Reclassification (to) from nonaccretable difference.       (50)         (22)
                                                         ----------  ----------
   Accretable yield, December 31,...................... $      251   $      315
                                                         ==========  ==========

Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.9 billion at December 31, 2014. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $777 million at December 31, 2014. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations for the three most recent annual periods: 2014, 2013 and 2012. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2014, 2013 and 2012. Aggregate total assets of these entities totaled $264.7 billion and $217.3 billion at December 31, 2014 and 2013, respectively. Aggregate total liabilities of these entities totaled $23.2 billion and $16.3 billion at December 31, 2014 and 2013, respectively. Aggregate net income (loss) of these entities totaled $25.1 billion, $20.9 billion and $13.1 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2014 and 2013. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2014     2013
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $    280 $  1,598
          Accrued investment income..................        2        9
                                                      -------- --------
            Total assets............................. $    282 $  1,607
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $    139 $  1,461
          Other liabilities..........................        1        7
                                                      -------- --------
            Total liabilities........................ $    140 $  1,468
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $123 million and $120 million at estimated fair value at December 31, 2014 and 2013, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $36 million, $122 million and $163 million for the years ended December 31, 2014, 2013 and 2012, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2014                  2013
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, CMBS and ABS) (2). $   9,322  $   9,322  $   9,331  $   9,331
 U.S. and foreign corporate.....................       526        526        494        494
Other limited partnership interests.............     1,774      2,162      1,670      2,096
Real estate joint ventures......................        47         51         41         45
Other invested assets...........................        37         47          9         44
Equity securities AFS:
 Non-redeemable preferred stock.................        19         19         18         18
                                                 ---------  ---------  ---------  ---------
   Total........................................ $  11,725  $  12,127  $  11,563  $  12,028
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of less than $1 million and $0 at December 31, 2014 and 2013, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2014, 2013 and 2012.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2014     2013    2012
                                                            ------  ------  ------
                                                              (In millions)
 Investment income:
  Fixed maturity securities............................... $1,954   $2,235  $2,245
  Equity securities.......................................     17       13      11
  Mortgage loans..........................................    337      360     372
  Policy loans............................................     59       57      61
  Real estate and real estate joint ventures..............     80       56      83
  Other limited partnership interests.....................    266      270     168
  Cash, cash equivalents and short-term investments.......      5        7      11
  Operating joint ventures................................      2      (5)     (2)
  Other...................................................      3      (2)     (6)
                                                            ------  ------  ------
    Subtotal..............................................  2,723    2,991   2,943
  Less: Investment expenses...............................    103      124     117
                                                            ------  ------  ------
    Subtotal, net.........................................  2,620    2,867   2,826
                                                            ------  ------  ------
 FVO securities (1).......................................     --       --      62
 FVO CSEs -- interest income -- commercial mortgage loans.     49      132     172
                                                            ------  ------  ------
    Subtotal..............................................     49      132     234
                                                            ------  ------  ------
      Net investment income............................... $2,669   $2,999  $3,060
                                                            ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the year included in net investment income for the year ended December 31, 2012.

  See "-- Variable Interest Entities" for discussion of CSEs.

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                           Years Ended December 31,
                                                                         --------------------------
                                                                          2014     2013     2012
                                                                         ------    -----    -----
                                                                           (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation..................................................... $  (2)    $ (3)    $(16)
     Consumer...........................................................    (2)       --       --
     Finance............................................................     --      (3)      (8)
     Utility............................................................     --       --      (4)
     Communications.....................................................     --       --      (2)
     Industrial.........................................................     --       --      (1)
                                                                         ------    -----    -----
       Total U.S. and foreign corporate securities......................    (4)      (6)     (31)
   RMBS.................................................................    (8)     (14)     (20)
                                                                         ------    -----    -----
       OTTI losses on fixed maturity securities recognized in
         earnings.......................................................   (12)     (20)     (51)
 Fixed maturity securities -- net gains (losses) on sales and disposals.     26       61      144
                                                                         ------    -----    -----
   Total gains (losses) on fixed maturity securities                         14       41       93
                                                                         ------    -----    -----
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock.......................................    (8)      (3)       --
   Common stock.........................................................    (7)      (2)      (9)
                                                                         ------    -----    -----
       OTTI losses on equity securities recognized in earnings..........   (15)      (5)      (9)
 Equity securities -- net gains (losses) on sales and disposals.........     14       10        9
                                                                         ------    -----    -----
   Total gains (losses) on equity securities                                (1)        5       --
                                                                         ------    -----    -----
 Mortgage loans.........................................................     17        5       26
 Real estate and real estate joint ventures.............................    (4)        2      (3)
 Other limited partnership interests....................................    (9)      (6)      (2)
 Other investment portfolio gains (losses)..............................     43      (2)     (12)
                                                                         ------    -----    -----
     Subtotal -- investment portfolio gains (losses)                         60       45      102
                                                                         ------    -----    -----
FVO CSEs:
   Commercial mortgage loans............................................   (13)     (56)        7
   Long-term debt -- related to commercial mortgage loans...............     19       88       27
Non-investment portfolio gains (losses) (1).............................  (535)     (50)       54
                                                                         ------    -----    -----
     Subtotal FVO CSEs and non-investment portfolio gains (losses)        (529)     (18)       88
                                                                         ------    -----    -----
       Total net investment gains (losses).............................. $(469)    $  27    $ 190
                                                                         ======    =====    =====

--------

(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $66 million, ($59) million and $39 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                            Years Ended December 31,
                                -------------------------------------------------
                                  2014     2013    2012    2014    2013    2012
                                -------- -------- ------- ------- ------- -------
                                Fixed Maturity Securities    Equity Securities
                                ------------------------- -----------------------
                                                  (In millions)
Proceeds....................... $ 14,649 $ 11,719 $ 7,300 $    57 $    75 $    48
                                ======== ======== ======= ======= ======= =======
Gross investment gains......... $     84 $    194 $   189 $    15 $    18 $     9
Gross investment losses........     (58)    (133)    (45)     (1)     (8)      --
OTTI losses (1)................     (12)     (20)    (51)    (15)     (5)     (9)
                                -------- -------- ------- ------- ------- -------
 Net investment gains (losses). $     14 $     41 $    93 $   (1) $     5 $    --
                                ======== ======== ======= ======= ======= =======

--------

(1)OTTI losses recognized in earnings include noncredit-related impairment losses of $0, $3 million and $8 million for the years ended December 31, 2014, 2013 and 2012, respectively, on (i) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and, (ii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                         Years Ended December 31,
                                                                        ---------------------------
                                                                            2014          2013
                                                                        ------------- -------------
                                                                               (In millions)
Balance at January 1,.................................................. $          59 $          61
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not
   previously impaired.................................................            --             1
 Additional impairments -- credit loss OTTI recognized on securities
   previously impaired.................................................             7            12
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously
   impaired as credit loss OTTI........................................           (9)          (15)
                                                                        ------------- -------------
Balance at December 31,................................................ $          57 $          59
                                                                        ============= =============

Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                      Years Ended December 31,
                                                                     ---------------------------
                                                                        2014      2013    2012
                                                                     ---------- -------- -------
                                                                            (In millions)
Estimated fair value of invested assets transferred to affiliates... $    1,441 $    874 $    --
Amortized cost of invested assets transferred to affiliates......... $    1,362 $    827 $    --
Net investment gains (losses) recognized on transfers............... $       79 $     47 $    --
Estimated fair value of invested assets transferred from affiliates. $      132 $    834 $   857

    Prior to the Mergers, certain related party investment transactions were consummated as summarized below. See Note 3 for additional information on the Mergers.

 . In July 2014, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). The affiliated loans had an unpaid principal balance of $350 million and $125 million and were due on July 15, 2021 and December 16, 2021, respectively, and bore interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $13 million, $28 million and $4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

 . In 2013, the Company transferred invested assets to and from MLIC of $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities, which is included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Investments (continued)


  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $242 million and $364 million at December 31, 2014 and 2013, respectively. A loan with a carrying value of $110 million, at both December 31, 2014 and 2013, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $132 million and $134 million at December 31, 2014 and 2013, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. In November 2014, two mortgage loans with a total carrying value of $120 million were paid off early. These affiliated loans are secured by interests in the real estate subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $34 million, $16 million and $17 million for the years ended December 31, 2014, 2013 and 2012, respectively. Included in net investment income for the year ended December 31, 2014, is $16 million in mortgage loan prepayment income from the two early loan payoffs described above.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $62 million, $76 million, and $78 million for years ended December 31, 2014, 2013 and 2012, respectively. The Company also had affiliated net investment income of less than $1 million, $1 million, and less than $1 million for the years ended December 31, 2014, 2013, and 2012, respectively.

9. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

   The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

   In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in non-qualifying hedging relationships. Swaptions are included in interest rate options.

   The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   To a lesser extent, the Company uses foreign currency forwards and exchange-traded currency futures in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its insurance products. TRRs can be used as hedges or to synthetically create investments. The Company utilizes TRRs in non-qualifying hedging relationships.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                             ---------------------------------------------------------------
                                                                          2014                            2013
                                                             ------------------------------- -------------------------------
                                                                        Estimated Fair Value            Estimated Fair Value
                                                                        --------------------            --------------------
                                                               Gross                           Gross
                                                              Notional                        Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities   Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- ---------- -------- -----------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $      379 $     33  $      2   $      446 $      5  $     10
  Foreign currency swaps.. Foreign currency exchange rate...         --       --        --          122       --        13
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................           379       33         2          568        5        23
                                                             ---------- --------  --------   ---------- --------  --------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................        369       81        --          537        6        32
  Interest rate forwards.. Interest rate....................        155       45        --          245        3         3
  Foreign currency swaps.. Foreign currency exchange rate...        728       56         9          574       26        38
                                                             ---------- --------  --------   ---------- --------  --------
   Subtotal..............................................         1,252      182         9        1,356       35        73
                                                             ---------- --------  --------   ---------- --------  --------
    Total qualifying hedges.............................          1,631      215        11        1,924       40        96
                                                             ---------- --------  --------   ---------- --------  --------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments
Interest rate swaps....... Interest rate....................     25,919    1,709       601       46,224    1,933     1,026
Interest rate floors...... Interest rate....................     16,404       83        69       19,644      112       103
Interest rate caps........ Interest rate....................      7,901       11        --        9,651       36        --
Interest rate futures..... Interest rate....................        325        1        --        5,905        9         9
Interest rate options..... Interest rate....................     29,870      446        16       17,690      131       236
Foreign currency swaps.... Foreign currency exchange rate...        672       59         4          920       53        46
Foreign currency forwards. Foreign currency exchange rate...         48        3        --        2,380        1       172
Currency futures.......... Foreign currency exchange rate...         --       --        --          365        1         1
Credit default
 swaps -- purchased....... Credit...........................         45       --         1          166       --         1
Credit default
 swaps -- written......... Credit...........................      1,924       29         1        2,263       38        --
Equity futures............ Equity market....................      3,086       34        --        5,105        1        43
Equity index options...... Equity market....................     27,212      854       613       35,011    1,329     1,047
Equity variance swaps..... Equity market....................     15,433      120       435       21,187      174       564
TRRs...................... Equity market....................      2,332       12        67        3,802       --       179
                                                             ---------- --------  --------   ---------- --------  --------
   Total non-designated or non-qualifying derivatives....       131,171    3,361     1,807      170,313    3,818     3,427
                                                             ---------- --------  --------   ---------- --------  --------
    Total...............................................     $  132,802 $  3,576  $  1,818   $  172,237 $  3,858  $  3,523
                                                             ========== ========  ========   ========== ========  ========

  Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2014 and 2013. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                  Years Ended December 31,
                                                 --------------------------
                                                   2014     2013     2012
                                                 -------- -------- --------
                                                       (In millions)
     Derivatives and hedging gains (losses) (1). $    868 $(5,826) $(2,851)
     Embedded derivatives.......................  (1,049)    6,267      506
                                                 -------- -------- --------
      Total net derivative gains (losses)....... $  (181) $    441 $(2,345)
                                                 ======== ======== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                         Years Ended December 31,
                                                         ------------------------
                                                         2014    2013     2012
                                                         ----   ------   ------
                                                           (In millions)
    Qualifying hedges:
     Net investment income.............................. $  4   $    2   $    2
     Interest credited to policyholder account balances.  (1)        2       18
    Non-qualifying hedges:
     Net derivative gains (losses)......................  273    (157)      172
     Policyholder benefits and claims...................   32    (292)    (120)
                                                         ----   ------   ------
       Total............................................ $308   $(445)   $   72
                                                         ====   ======   ======

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2014
 Interest rate derivatives..................       $  1,174       $ --       $   43
 Foreign currency exchange rate derivatives.              4         --           --
 Credit derivatives -- purchased............           (22)         --           --
 Credit derivatives -- written..............             18         --           --
 Equity derivatives.........................          (591)        (8)        (279)
                                             -------------- ---------- ------------
   Total....................................       $    583       $(8)       $(236)
                                             ============== ========== ============
Year Ended December 31, 2013
 Interest rate derivatives..................       $(1,534)       $ --       $ (27)
 Foreign currency exchange rate derivatives.          (542)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................        (3,625)        (7)        (726)
                                             -------------- ---------- ------------
   Total....................................       $(5,674)       $(7)       $(753)
                                             ============== ========== ============
Year Ended December 31, 2012
 Interest rate derivatives..................       $  (208)       $ --       $   --
 Foreign currency exchange rate derivatives.          (290)         --           --
 Credit derivatives -- purchased............           (12)         --           --
 Credit derivatives -- written..............             42         --           --
 Equity derivatives.........................        (2,530)        (4)        (419)
                                             -------------- ---------- ------------
   Total....................................       $(2,998)       $(4)       $(419)
                                             ============== ========== ============

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2014
Interest rate swaps:       Fixed maturity securities....    $          1  $         (1)  $           --
                           Policyholder liabilities (1).              32           (31)               1
Foreign currency swaps:    Foreign-denominated PABs (2).              --             --              --
                                                            ------------  -------------  --------------
  Total...............................................      $         33  $        (32)  $            1
                                                            ============  =============  ==============
Year Ended December 31, 2013
Interest rate swaps:       Fixed maturity securities....    $          7  $         (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                            ------------  -------------  --------------
  Total...............................................      $       (21)  $          17  $          (4)
                                                            ============  =============  ==============
Year Ended December 31, 2012
Interest rate swaps:       Fixed maturity securities....    $        (3)  $           1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                            ------------  -------------  --------------
  Total...............................................      $       (42)  $          29  $         (13)
                                                            ============  =============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were not significant for both years ended December 31, 2014 and 2013 and $0 for the year ended December 31, 2012.

  At December 31, 2014 and 2013, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed five years and six years, respectively.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  At December 31, 2014 and 2013, the balance in AOCI associated with cash flow hedges was $282 million and $38 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholder's equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
                          -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2014
Interest rate swaps......   $            131    $         1    $          1  $                    --
Interest rate forwards...                 55              1               1                       --
Foreign currency swaps...                 56            (6)              --                       --
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $            242    $       (4)    $          2  $                    --
                            ================    ===========    ============  =======================
Year Ended December 31, 2013
Interest rate swaps......   $          (120)    $        --    $          1  $                    --
Interest rate forwards...               (57)              9               1                       --
Foreign currency swaps...               (17)             --              --                        1
Credit forwards..........                (1)             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $          (195)    $         9    $          2  $                     1
                            ================    ===========    ============  =======================
Year Ended December 31, 2012
Interest rate swaps......   $             21    $        --    $         --  $                     1
Interest rate forwards...                  1              1               1                       --
Foreign currency swaps...               (16)              1              --                      (1)
Credit forwards..........                 --             --              --                       --
                            ----------------    -----------    ------------  -----------------------
  Total..................   $              6    $         2    $          1  $                    --
                            ================    ===========    ============  =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2014, $13 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.3 billion at December 31, 2014 and 2013, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2014 and 2013, the Company would have received $28 million and $38 million, respectively, to terminate all of these contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2014                                     2013
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A.....................
Single name credit default
  swaps (corporate).......... $       2   $         155            2.1 $       2   $          115           2.7
Credit default swaps
  referencing indices........         1             134            1.3         6              650           1.1
                              ---------   -------------                ---------   --------------
 Subtotal....................         3             289            1.7         8              765           1.3
                              ---------   -------------                ---------   --------------
Baa
Single name credit default
  swaps (corporate)..........         5             454            2.3         8              446           3.0
Credit default swaps
  referencing indices........        18           1,145            5.0        19            1,016           4.9
                              ---------   -------------                ---------   --------------
 Subtotal....................        23           1,599            4.2        27            1,462           4.3
                              ---------   -------------                ---------   --------------
B
Single name credit default
  swaps (corporate)..........        --              --             --        --               --            --
Credit default swaps
  referencing indices........         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
 Subtotal....................         2              36            5.0         3               36           5.0
                              ---------   -------------                ---------   --------------
   Total..................... $      28   $       1,924            3.8 $      38   $        2,263           3.3
                              =========   =============                =========   ==============

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                   December 31, 2014    December 31, 2013
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  3,554  $  1,767   $  3,905  $  3,476
  OTC-cleared (1)................................................       75        73         50        10
  Exchange-traded................................................       35        --         11        53
                                                                  --------  --------   --------  --------
    Total gross estimated fair value of derivatives (1)..........    3,664     1,840      3,966     3,539
 Amounts offset on the consolidated balance sheets...............       --        --         --        --
                                                                  --------  --------   --------  --------
 Estimated fair value of derivatives presented on the
   consolidated balance sheets (1)...............................    3,664     1,840      3,966     3,539
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................  (1,592)   (1,592)    (2,544)   (2,544)
  OTC-cleared....................................................     (54)      (54)        (8)       (8)
  Exchange-traded................................................       --        --        (5)       (5)
 Cash collateral: (3), (4)
  OTC-bilateral..................................................    (753)        --      (396)        --
  OTC-cleared....................................................     (21)      (18)       (40)       (2)
  Exchange-traded................................................       --        --         --      (44)
 Securities collateral: (5)
  OTC-bilateral..................................................  (1,152)     (175)      (934)     (833)
  OTC-cleared....................................................       --        --         --        --
  Exchange-traded................................................       --        --         --       (3)
                                                                  --------  --------   --------  --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     92  $      1   $     39  $    100
                                                                  ========  ========   ========  ========

--------

(1)At December 31, 2014 and 2013, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $88 million and $108 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $22 million and $16 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

   held in separate custodial accounts and is not recorded on the Company's balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $121 million and $0 at December 31, 2014 and 2013, respectively.

(4)The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2014 and 2013, the Company received excess cash collateral of $33 million (all of which is off-balance sheet cash collateral held in separate custodial accounts) and $54 million, respectively, and provided excess cash collateral of $30 million and $204 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2014 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2014 and 2013, the Company received excess securities collateral with an estimated fair value of $122 million and $131 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2014 and 2013, the Company provided excess securities collateral with an estimated fair value of $17 million and $1 million, respectively, for its OTC-bilateral derivatives, $37 million and $30 million, respectively, for its OTC-cleared derivatives and $165 million and $81 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided Fair Value of Incremental Collateral Provided Upon
                                          ------------------- --------------------------------------------------
                                                                                    Downgrade in the Company's
                                                                                    Financial Strength Rating
                                                                  One Notch              to a Level that
                         Estimated                               Downgrade in        Triggers Full Overnight
                       Fair Value of                            the Company's          Collateralization or
                     Derivatives in Net     Fixed Maturity    Financial Strength          Termination of
                   Liability Position (1)     Securities            Rating           the Derivative Position
                   ---------------------- ------------------- ------------------    --------------------------
                                                        (In millions)
December 31, 2014          $          175      $          192      $          --            $               --
December 31, 2013          $          932      $          834      $          21            $               24

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                    December 31,
                                                                  -----------------
                                        Balance Sheet Location     2014     2013
                                       -------------------------- ------- ---------
                                                                    (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $   217 $     123
  Funds withheld on assumed
   reinsurance........................ Other invested assets.....      53        24
  Options embedded in debt or equity
   securities......................... Investments...............    (48)      (30)
                                                                  ------- ---------
   Net embedded derivatives within asset host contracts.......    $   222 $     117
                                                                  ======= =========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $ (609) $ (1,369)
  Assumed guaranteed minimum benefits. PABs......................     827     1,188
  Funds withheld on ceded reinsurance. Other liabilities.........     382        34
  Other............................... PABs......................      17         6
                                                                  ------- ---------
   Net embedded derivatives within liability host contracts...    $   617 $   (141)
                                                                  ======= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                           ---------------------------------
                                              2014        2013       2012
                                           ----------- ---------- ----------
                                                     (In millions)
    Net derivative gains (losses) (1) (2). $   (1,049) $    6,267 $      506
    Policyholder benefits and claims...... $        87 $    (139) $       71

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $73 million, ($1.0) billion and ($1.7) billion for the years ended December 31, 2014, 2013 and 2012, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

Related Party Freestanding Derivative Transactions

  In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively. See Note 7 for additional information regarding related party reinsurance transactions in connection with the Mergers.

10. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2014
                                                              ---------------------------------------------
                                                                  Fair Value Hierarchy
                                                              -----------------------------
                                                                                            Total Estimated
                                                               Level 1   Level 2   Level 3    Fair Value
                                                              --------- ---------- -------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $      -- $   15,447 $  1,355      $   16,802
  U.S. Treasury and agency...................................    10,226      5,600       --          15,826
  RMBS.......................................................        --      5,365      716           6,081
  Foreign corporate..........................................        --      4,704      710           5,414
  State and political subdivision............................        --      2,592       --           2,592
  CMBS.......................................................        --      1,531      148           1,679
  ABS........................................................        --      1,381      181           1,562
  Foreign government.........................................        --        741       --             741
                                                              --------- ---------- --------      ----------
   Total fixed maturity securities...........................    10,226     37,361    3,110          50,697
                                                              --------- ---------- --------      ----------
Equity securities:
  Common stock...............................................       105         99       29             233
  Non-redeemable preferred stock.............................        --        155       71             226
                                                              --------- ---------- --------      ----------
   Total equity securities...................................       105        254      100             459
                                                              --------- ---------- --------      ----------
Short-term investments (1)...................................       253        812       71           1,136
Mortgage loans held by CSEs -- FVO...........................        --        280       --             280
Other invested assets:
  FVO securities.............................................        --         --       --              --
  Derivative assets: (2)
   Interest rate.............................................         1      2,363       45           2,409
   Foreign currency exchange rate............................        --        118       --             118
   Credit....................................................        --         28        1              29
   Equity market.............................................        34        770      216           1,020
                                                              --------- ---------- --------      ----------
     Total derivative assets.................................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
      Total other invested assets............................        35      3,279      262           3,576
                                                              --------- ---------- --------      ----------
Net embedded derivatives within asset host contracts (3).....        --         --      270             270
Separate account assets (4)..................................       249    108,454      158         108,861
                                                              --------- ---------- --------      ----------
      Total assets........................................... $  10,868 $  150,440 $  3,971      $  165,279
                                                              ========= ========== ========      ==========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      -- $      688 $     --      $      688
  Foreign currency exchange rate.............................        --         13       --              13
  Credit.....................................................        --          2       --               2
  Equity market..............................................        --        657      458           1,115
                                                              --------- ---------- --------      ----------
   Total derivative liabilities..............................        --      1,360      458           1,818
                                                              --------- ---------- --------      ----------
Net embedded derivatives within liability host contracts (3).        --         --      617             617
Long-term debt of CSEs -- FVO................................        --        139       --             139
                                                              --------- ---------- --------      ----------
      Total liabilities...................................... $      -- $    1,499 $  1,075      $    2,574
                                                              ========= ========== ========      ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                                           December 31, 2013
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                          (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   16,568 $  1,270     $    17,838
  U.S. Treasury and agency...................................    4,872      3,979       --           8,851
  RMBS.......................................................       --      4,613      450           5,063
  Foreign corporate..........................................       --      8,500      779           9,279
  State and political subdivision............................       --      2,363       --           2,363
  CMBS.......................................................       --      1,904      129           2,033
  ABS........................................................       --      1,809      426           2,235
  Foreign government.........................................       --      1,162       --           1,162
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    4,872     40,898    3,054          48,824
                                                              -------- ---------- --------     -----------
Equity securities:
  Common stock...............................................       86        110       31             227
  Non-redeemable preferred stock.............................       --        136      100             236
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       86        246      131             463
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    3,036      1,833       --           4,869
Mortgage loans held by CSEs -- FVO...........................       --      1,598       --           1,598
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       10      2,202       23           2,235
    Foreign currency exchange rate...........................        1         80       --              81
    Credit...................................................       --         32        6              38
    Equity market............................................        1      1,223      280           1,504
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       12      3,537      309           3,858
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       12      3,546      309           3,867
                                                              -------- ---------- --------     -----------
Net embedded derivatives within asset host contracts (3).....       --         --      147             147
Separate account assets (4)..................................      259    109,402      153         109,814
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  8,265 $  157,523 $  3,794     $   169,582
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      9 $    1,398 $     12     $     1,419
  Foreign currency exchange rate.............................        1        269       --             270
  Credit.....................................................       --          1       --               1
  Equity market..............................................       43      1,201      589           1,833
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       53      2,869      601           3,523
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    (141)           (141)
Long-term debt of CSEs -- FVO................................       --      1,461       --           1,461
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     53 $    4,330 $    460     $     4,843
                                                              ======== ========== ========     ===========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables on the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities on the consolidated balance sheets. At December 31, 2014 and 2013, equity securities also included embedded derivatives of ($48) million and ($30) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company USA's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent 1% of the total estimated fair value of fixed maturity securities and 16% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


    The valuation of most instruments listed below are determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                            Level 2                                                         Level 3
                                  Observable Inputs                                              Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturity Securities
------------------------------------------------------------------------------------------------------------------------------------
 U.S. corporate and foreign corporate securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market
             approaches.                                                    approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . illiquidity premium
            . benchmark yields                                             . delta spread adjustments to reflect specific
            . spreads off benchmark yields                                   credit-related issues
            . new issuances                                                . credit spreads
            . issuer rating                                                . quoted prices in markets that are not active for
            . duration                                                       identical or similar securities that are less liquid
            . trades of identical or comparable securities                   and based on lower levels of trading activity than
            . Privately-placed securities are valued using the               securities classified in Level 2
              additional key inputs:                                       . independent non-binding broker quotations
             . market yield curve
             . call provisions
             . observable prices and spreads for similar publicly
               traded or privately traded securities that incorporate
               the credit quality and industry sector of the issuer
             . delta spread adjustments to reflect specific credit-
               related issues

------------------------------------------------------------------------------------------------------------------------------------
 Foreign government, U.S. Treasury and agency and state and political subdivision securities
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.         Valuation Techniques: Principally the market approach.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . independent non-binding broker quotations
            . benchmark U.S. Treasury yield or other yields                . quoted prices in markets that are not active for
            . the spread off the U.S. Treasury yield curve for the           identical or similar securities that are less
              identical security                                             liquid land based on ower levels of trading activity
            . issuer ratings and issuer spreads                              cthan securities lassified in Level 2
            . broker-dealer quotes                                         . credit spreads
            . comparable securities that are actively traded
            . reported trades of similar securities, including those that are actively traded, and those within the same sub-
              sector or with a similar maturity or credit rating
------------------------------------------------------------------------------------------------------------------------------------
 Structured securities comprised of RMBS, CMBS and ABS
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market and income        Valuation Techniques: Principally the market and income
             approaches.                                                    approaches.
            Key Inputs:                                                    Key Inputs:
            . quoted prices in markets that are not active                 . credit spreads
            . spreads for actively traded securities                       . quoted prices in markets that are not active for
            . spreads off benchmark yields                                   identical or similar securities that are less liquid
            . expected prepayment speeds and volumes                         and based on lower levels of trading activity than
            . current and forecasted loss severity                           securities classified in Level 2
            . ratings                                                      . independent non-binding broker quotations
            . weighted average coupon and weighted average maturity
            . average delinquency rates
            . geographic region
            . debt-service coverage ratios
            . issuance-specific information, including, but not
              limited to:
             . collateral type
             . payment terms of the underlying assets
             . payment priority within the tranche
             . structure of the security
             . deal performance
             . vintage of loans

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Instrument                           Level 2                                                        Level 3
------------------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------------------
 Common and non-redeemable preferred stock
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market                Valuation Techniques: Principally the market and income
             approach.                                                   approaches.
            Key Input:                                                  Key Inputs:
            . quoted prices in markets that are not considered active   . credit ratings
                                                                        . issuance structures
                                                                        . quoted prices in markets that are not active for
                                                                          identical or similar securities that are less liquid and
                                                                          based on lower levels of trading activity than
                                                                          securities classified in Level 2
                                                                        . independent non-binding broker quotations
------------------------------------------------------------------------------------------------------------------------------------
FVO securities and Short-term investments
------------------------------------------------------------------------------------------------------------------------------------
            . FVO securities and short-term investments are of a        . Short-term investments are of a similar nature and class
              similar nature and class to the fixed maturity and          to the fixed maturity and equity securities described
              equity securities described above; accordingly, the         above; accordingly, the valuation techniques and
              valuation techniques and observable inputs used in          unobservable inputs used in their valuation are also
              their valuation are also similar to those described         similar to those described above.
              above.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage loans held by CSEs -- FVO
------------------------------------------------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the market approach.      N/A
            Key Input:
            . quoted securitization market price of the obligations of the CSEs determined principally by independent
              pricing services using observable inputs
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Assets (1)
------------------------------------------------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
------------------------------------------------------------------------------------------------------------------------------------
            Key Input:
            . quoted prices or reported NAV provided by the fund
              managers                                                  N/A
------------------------------------------------------------------------------------------------------------------------------------
 Other limited partnership interests
------------------------------------------------------------------------------------------------------------------------------------
            N/A                                                         Valuation Techniques: Valued giving consideration to the
                                                                         underlying holdings of the partnerships and by applying a
                                                                         premium or discount, if appropriate.
                                                                        Key Inputs:
                                                                        . liquidity
                                                                        . bid/ask spreads
                                                                        . the performance record of the fund manager
                                                                        . other relevant variables that may impact the exit value
                                                                          of the particular partnership interest

--------

(1)Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives Valuation Techniques and Key Inputs."

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

  The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives Valuation Techniques and Key Inputs:

  Level 2

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

  Level 3

    These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

                                                                  Foreign Currency
             Instrument                    Interest Rate           Exchange Rate               Credit
---------------------------------------------------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve      . swap yield curve      . swap yield curve
 by instrument type                    . basis curves          . basis curves          . credit curves
                                       . interest rate         . currency spot rates   . recovery rates
                                          volatility (1)       . cross currency basis
                                                                  curves
---------------------------------------------------------------------------------------------------------------
Level 3                                . swap yield curve (2)  N/A                     . swap yield curve (2)
                                       . basis curves (2)                              . credit curves (2)
                                                                                       . credit spreads
                                                                                       . repurchase rates
                                                                                       . independent non-
                                                                                          binding broker
                                                                                          quotations

             Instrument                       Equity market
-------------------------------------------------------------------
Inputs common to Level 2 and Level 3   . swap yield curve
 by instrument type                    . spot equity index
                                          levels
                                       . dividend yield curves
                                       . equity volatility
-------------------------------------------------------------------
Level 3                                . dividend yield curves (2)
                                       . equity volatility (2)
                                       . correlation between
                                          model inputs (1)



--------

(1)Option-based only.

(2)Extrapolation beyond the observable limits of the curve(s).

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance and within certain annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

   Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife, Inc.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs on the consolidated balance sheets.

   The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

   For assets and liabilities measured at estimated fair value and still held at December 31, 2014 and 2013, transfers between Levels 1 and 2 were not significant.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                            December 31, 2014
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (35) -     240      51
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            --  -     750     418
                                Consensus pricing             Offered quotes (5)           78  -     103      86
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)            1  -     117      93
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            97  -     108     101
                                Consensus pricing             Offered quotes (5)           62  -     106      99
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              278  -     297
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           99  -      99
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             15%  -     27%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            70%  -     70%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.39%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                            December 31, 2013
                                                                                       ---------------------------
                                        Valuation                 Significant                             Weighted
                                        Techniques            Unobservable Inputs           Range        Average (1)
                               ----------------------------- -----------------------   ---------------   -----------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread                (10) -     240      49
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)            14  -     122      99
                                Consensus pricing             Offered quotes (5)           33  -     103      87
                               --------------------------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)           78  -     100      95
                               --------------------------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)            --  -     104     101
                                Consensus pricing             Offered quotes (5)           58  -     106      98
                               --------------------------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)              248  -     450
                                   techniques
                               --------------------------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)           98  -     100
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               --------------------------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)             13%  -     28%
                                   techniques or option
                                   pricing models
                                                              Correlation (12)            60%  -     60%
                               --------------------------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40               0%  -   0.10%
                                                                 Ages 41 - 60           0.04%  -   0.65%
                                                                 Ages 61 - 115          0.26%  -    100%
                                                              Lapse rates:
                                                                 Durations 1 - 10       0.50%  -    100%
                                                                 Durations 11 - 20         3%  -    100%
                                                                 Durations 21 - 116        3%  -    100%
                                                              Utilization rates           20%  -     50%
                                                              Withdrawal rates          0.07%  -     10%
                                                              Long-term equity         17.40%  -     25%
                                                                 volatilities
                                                              Nonperformance            0.03%  -   1.32%
                                                                 risk spread
                               --------------------------------------------------------------------------------------

                                                                                         Impact of
                                                                                        Increase in
                                                                                         Input on
                                        Valuation                 Significant            Estimated
                                        Techniques            Unobservable Inputs      Fair Value (2)
                               ----------------------------- -----------------------   --------------
Fixed maturity securities (3)
 U.S. corporate and foreign                                   Delta spread               Decrease
  corporate...................  Matrix pricing                   adjustments (4)
                                Market pricing                Quoted prices (5)          Increase
                                Consensus pricing             Offered quotes (5)         Increase
                               -----------------------------------------------------------------------
 RMBS.........................  Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
 ABS..........................  Market pricing                Quoted prices (5)        Increase (6)
                                Consensus pricing             Offered quotes (5)       Increase (6)
                               -----------------------------------------------------------------------
Derivatives
 Interest rate................  Present value                 Swap yield (7)           Increase (11)
                                   techniques
                               -----------------------------------------------------------------------
 Credit.......................  Present value                 Credit spreads (8)       Decrease (8)
                                   techniques
                                Consensus pricing             Offered quotes (9)
                               -----------------------------------------------------------------------
 Equity market................  Present value                 Volatility (10)          Increase (11)
                                   techniques or option
                                   pricing models
                                                              Correlation (12)
                               -----------------------------------------------------------------------
Embedded derivatives
 Direct and ceded guaranteed    Option pricing techniques     Mortality rates:
  minimum benefits............
                                                                 Ages 0 - 40           Decrease (13)
                                                                 Ages 41 - 60          Decrease (13)
                                                                 Ages 61 - 115         Decrease (13)
                                                              Lapse rates:
                                                                 Durations 1 - 10      Decrease (14)
                                                                 Durations 11 - 20     Decrease (14)
                                                                 Durations 21 - 116    Decrease (14)
                                                              Utilization rates        Increase (15)
                                                              Withdrawal rates                 (16)
                                                              Long-term equity         Increase (17)
                                                                 volatilities
                                                              Nonperformance           Decrease (18)
                                                                 risk spread
                               -----------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2014 and 2013, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(13)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)

   type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(16)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(17)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(18)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $  1,270    $    450 $    779    $    --   $    129 $    426  $     --
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           6        1         --         --       --        --
   Net investment gains (losses).........      (2)           3      (3)         --         --        1        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................       87          13     (13)         --         --      (1)        --
Purchases (3)............................      125         351       53         --         45      105        --
Sales (3)................................    (143)        (89)     (51)         --       (26)    (162)        --
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      158           1        5         --         17        7        --
Transfers out of Level 3 (4).............    (147)        (19)     (61)         --       (17)    (195)        --
                                          --------    -------- --------    -------   -------- --------  --------
Balance at December 31,.................. $  1,355    $    716 $    710    $    --   $    148 $    181  $     --
                                          ========    ======== ========    =======   ======== ========  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      6    $      6 $     --    $    --   $     -- $     --  $     --
  Net investment gains (losses).......... $    (1)    $     -- $    (2)    $    --   $     -- $     --  $     --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     --  $     --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     --  $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                          Equity Securities                 Net Derivatives (6)
                                          ------------------             --------------------------
                                                     Non-
                                                  redeemable                                              Net        Separate
                                          Common  Preferred  Short-term  Interest          Equity      Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit   Market   Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ ---------- --------------- ----------
                                                                             (In millions)
Year Ended December 31, 2014
Balance at January 1,.................... $    31  $   100     $    --   $    11  $    6 $    (309)   $      288     $    153
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................      --       --          --        --      --         --           --           --
   Net investment gains (losses).........     (3)        1          --        --      --         --           --          (1)
   Net derivative gains (losses).........      --       --          --        15     (5)       (18)      (1,044)           --
   Policyholder benefits and claims......      --       --          --        --      --          4           87           --
  OCI....................................       6        1          --        55      --          2          107           --
Purchases (3)............................      --       --          71        --      --          4           --           12
Sales (3)................................     (5)     (19)          --        --      --         --           --          (9)
Issuances (3)............................      --       --          --        --      --         --           --           --
Settlements (3)..........................      --       --          --      (36)      --         75          215           --
Transfers into Level 3 (4)...............      --        6          --        --      --         --           --            3
Transfers out of Level 3 (4).............      --     (18)          --        --      --         --           --           --
                                          -------  -------     -------   -------  ------ ----------   ----------     --------
Balance at December 31,.................. $    29  $    71     $    71   $    45  $    1 $    (242)   $    (347)     $    158
                                          =======  =======     =======   =======  ====== ==========   ==========     ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $    --     $    --   $    --  $   -- $       --   $       --     $     --
  Net investment gains (losses).......... $    --  $   (1)     $    --   $    --  $   -- $       --   $       --     $     --
  Net derivative gains (losses).......... $    --  $    --     $    --   $    --  $  (1) $     (10)   $  (1,069)     $     --
  Policyholder benefits and claims....... $    --  $    --     $    --   $    --  $   -- $        4   $       87     $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ---------------------------------------------------------------------
                                                                          State and
                                            U.S.                Foreign   Political                     Foreign
                                          Corporate     RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------   -------- --------- ----------- -------- -------- ----------
                                                                      (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $  1,504    $    292 $    914    $    25   $    181 $    347 $       2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7           1        1         --         --        1        --
   Net investment gains (losses).........       --          --      (7)         --         --        2        --
   Net derivative gains (losses).........       --          --       --         --         --       --        --
   Policyholder benefits and claims......       --          --       --         --         --       --        --
  OCI....................................     (40)          13      (3)         --          1      (5)        --
Purchases (3)............................      154         183       63         --         55      191        --
Sales (3)................................    (262)        (50)    (140)        (2)       (71)     (53)       (2)
Issuances (3)............................       --          --       --         --         --       --        --
Settlements (3)..........................       --          --       --         --         --       --        --
Transfers into Level 3 (4)...............      222          15       28         --         --       --        --
Transfers out of Level 3 (4).............    (315)         (4)     (77)       (23)       (37)     (57)        --
                                          --------    -------- --------    -------   -------- -------- ---------
Balance at December 31,.................. $  1,270    $    450 $    779    $    --   $    129 $    426 $      --
                                          ========    ======== ========    =======   ======== ======== =========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7    $      1 $     --    $    --   $     -- $     -- $      --
  Net investment gains (losses).......... $      1    $     -- $    (3)    $    --   $     -- $     -- $      --
  Net derivative gains (losses).......... $     --    $     -- $     --    $    --   $     -- $     -- $      --
  Policyholder benefits and claims....... $     --    $     -- $     --    $    --   $     -- $     -- $      --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities                Net Derivatives (6)
                                          ------------------             ------------------------
                                                     Non-
                                                  redeemable                                            Net        Separate
                                          Common  Preferred  Short-term  Interest         Equity     Embedded      Account
                                          Stock     Stock    Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                          ------- ---------- ----------- -------- ------ -------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013
Balance at January 1,.................... $    26  $    110   $     18   $   119  $   10 $    134   $   (5,309)    $    141
Total realized/unrealized gains (losses)
 included in:............................
  Net income (loss): (1), (2)
   Net investment income.................      --        --         --        --      --       --            --          --
   Net investment gains (losses).........       8        --         --        --      --       --            --           6
   Net derivative gains (losses).........      --        --         --      (16)     (4)    (465)         6,448          --
   Policyholder benefits and claims......      --        --         --        --      --       19         (139)          --
  OCI....................................       7        14         --      (58)      --       --           292          --
Purchases (3)............................       2         3         --        --      --        7            --           9
Sales (3)................................    (12)      (27)       (18)        --      --       --            --         (6)
Issuances (3)............................      --        --         --        --      --       --            --          --
Settlements (3)..........................      --        --         --      (19)      --      (4)       (1,004)          --
Transfers into Level 3 (4)...............      --        --         --        --      --       --            --           3
Transfers out of Level 3 (4).............      --        --         --      (15)      --       --            --          --
                                          -------  --------   --------   -------  ------ --------   -----------    --------
Balance at December 31,.................. $    31  $    100   $     --   $    11  $    6 $  (309)   $       288    $    153
                                          =======  ========   ========   =======  ====== ========   ===========    ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $    --  $     --   $     --   $    --  $   -- $     --   $        --    $     --
  Net investment gains (losses).......... $   (2)  $    (3)   $     --   $    --  $   -- $     --   $        --    $     --
  Net derivative gains (losses).......... $    --  $     --   $     --   $   (8)  $  (4) $  (450)   $     6,409    $     --
  Policyholder benefits and claims....... $    --  $     --   $     --   $    --  $   -- $     19   $     (139)    $     --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------
                                                                Fixed Maturity Securities
                                          ----------------------------------------------------------------------
                                                                         State and
                                            U.S.               Foreign   Political                     Foreign
                                          Corporate    RMBS   Corporate Subdivision   CMBS     ABS    Government
                                          ---------  -------- --------- ----------- -------- -------- -----------
                                                                      (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $  1,464   $    250 $    588   $      23  $    189 $    226 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7         --       --          --        --       --          --
   Net investment gains (losses).........       --        (4)     (24)          --       (2)       --          --
   Net derivative gains (losses).........       --         --       --          --        --       --          --
   Policyholder benefits and claims......       --         --       --          --        --       --          --
  OCI....................................       67         42       46           3         6        8          --
Purchases (3)............................      263         61      305          --        37      153          --
Sales (3)................................    (185)       (63)     (55)         (1)      (71)     (22)          --
Issuances (3)............................       --         --       --          --        --       --          --
Settlements (3)..........................       --         --       --          --        --       --          --
Transfers into Level 3 (4)...............       87          6       68          --        39       --          --
Transfers out of Level 3 (4).............    (199)         --     (14)          --      (17)     (18)          --
                                          --------   -------- --------   ---------  -------- -------- -----------
Balance at December 31,.................. $  1,504   $    292 $    914   $      25  $    181 $    347 $         2
                                          ========   ======== ========   =========  ======== ======== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7   $     -- $      1   $      --  $     -- $     -- $        --
  Net investment gains (losses).......... $     --   $    (2) $   (16)   $      --  $     -- $     -- $        --
  Net derivative gains (losses).......... $     --   $     -- $     --   $      --  $     -- $     -- $        --
  Policyholder benefits and claims....... $     --   $     -- $     --   $      --  $     -- $     -- $        --

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


                                                 Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ------------------------------------------------------------------------------------
                                            Equity Securities                 Net Derivatives (6)
                                          --------------------              ----------------------
                                                        Non-
                                                     redeemable                                                       Separate
                                            Common   Preferred  Short-term  Interest        Equity   Net Embedded     Account
                                            Stock      Stock    Investments   Rate   Credit Market  Derivatives (7)  Assets (8)
                                          ---------  ---------- ----------- -------- ------ ------  ---------------  ----------
                                                                              (In millions)
Year Ended December 31, 2012
Balance at January 1,.................... $      41   $    90    $      50   $  174  $  (1) $  887       $   (5,443)  $    130
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
  Net investment income..................        --        --           --       --     --      --               --         --
   Net investment gains (losses).........        (2)       --           --       --     --      --               --         16
   Net derivative gains (losses).........        --        --           --        1     10    (599)             511         --
   Policyholder benefits and claims......        --        --           --       --     --      29               71         --
  OCI....................................        10        22           --        1     --      (3)             262         --
Purchases (3)............................        --        --           18       --     --      19               --          1
Sales (3)................................        (3)       (2)         (50)      --     --      --               --         (5)
Issuances (3)............................        --        --           --      (10)    --     (43)              --         --
Settlements (3)..........................        --        --           --      (47)    --    (156)            (710)        --
Transfers into Level 3 (4)...............        --        --           --       --     --      --               --          1
Transfers out of Level 3 (4).............       (20)       --           --       --      1      --               --         (2)
                                          ---------   -------    ---------   ------  -----  ------       ----------   --------
Balance at December 31,.................. $      26   $   110    $      18   $  119  $  10  $  134       $   (5,309)  $    141
                                          =========   =======    =========   ======  =====  ======       ==========   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      --   $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net investment gains (losses).......... $      (4)  $    --    $      --   $   --  $  --  $   --       $       --   $     --
  Net derivative gains (losses).......... $      --   $    --    $      --   $    3  $  11  $ (586)      $      475   $     --
  Policyholder benefits and claims....... $      --   $    --    $      --   $   --  $  --  $   29       $       74   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           ----------------
                                                                             2014     2013
                                                                           ------- --------
                                                                            (In millions)
Assets (1)
Unpaid principal balance.................................................. $   223 $  1,528
Difference between estimated fair value and unpaid principal balance......      57       70
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   280 $  1,598
                                                                           ======= ========
Liabilities (1)
Contractual principal balance............................................. $   133 $  1,436
Difference between estimated fair value and contractual principal balance.       6       25
                                                                           ------- --------
 Carrying value at estimated fair value................................... $   139 $  1,461
                                                                           ======= ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                            At December 31,                  Years Ended December 31,
                                            -------------------------------- ------------------------
                                            2014       2013       2012       2014    2013     2012
                                            ----       ----       ----       -----   -----   ------
                                            Carrying Value After Measurement   Gains (Losses)
                                            -------------------------------- ------------------------
                                                      (In millions)
   Mortgage loans (1)......................  $ 3        $19        $65       $  --   $ (3)   $    4
   Other limited partnership interests (2).  $38        $ 5        $ 6       $ (6)   $ (6)   $  (3)
   Goodwill (3)............................  $--        $--        $--       $(33)   $(66)   $(394)

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2014 and 2013 were not significant.

(3)In 2014, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. In addition, the Company recorded impairments of goodwill associated with the Retail Life & Other and Retail Annuities reporting units in 2013 and 2012, respectively. See Note 11 for additional information on the impairments. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


Fair Value of Financial Instruments Carried at Other Than Fair Value

 The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

 The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                             December 31, 2014
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   5,559     $--  $   -- $ 6,020    $ 6,020
Policy loans................................      $   1,194     $--  $  834 $   454    $ 1,288
Real estate joint ventures..................      $      37     $--  $   -- $    83    $    83
Other limited partnership interests.........      $      63     $--  $   -- $    81    $    81
Other invested assets.......................      $       1     $--  $    1 $    --    $     1
Premiums, reinsurance and other receivables.      $   6,231     $--  $   51 $ 7,156    $ 7,207
Other assets................................      $      --     $--  $   -- $    --    $    --
Liabilities
PABs........................................      $  20,554     $--  $   -- $22,079    $22,079
Long-term debt..............................      $     789     $--  $1,120 $    --    $ 1,120
Other liabilities...........................      $     245     $--  $   76 $   169    $   245
Separate account liabilities................      $   1,432     $--  $1,432 $    --    $ 1,432

                                                             December 31, 2013
                                             -------------------------------------------------
                                                             Fair Value Hierarchy
                                                            -----------------------
                                                                                      Total
                                                                                    Estimated
                                             Carrying Value Level 1 Level 2 Level 3 Fair Value
                                             -------------- ------- ------- ------- ----------
                                                               (In millions)
Assets
Mortgage loans..............................      $   6,406     $--  $   -- $ 6,730    $ 6,730
Policy loans................................      $   1,246     $--  $  875 $   446    $ 1,321
Real estate joint ventures..................      $      55     $--  $   -- $    98    $    98
Other limited partnership interests.........      $      79     $--  $   -- $    90    $    90
Other invested assets.......................      $     476     $--  $  532 $    --    $   532
Premiums, reinsurance and other receivables.      $   6,096     $--  $  251 $ 6,159    $ 6,410
Other assets................................      $       5     $--  $    5 $    --    $     5
Liabilities
PABs........................................      $  23,170     $--  $   -- $24,490    $24,490
Long-term debt..............................      $     865     $--  $1,088 $    --    $ 1,088
Other liabilities...........................      $     260     $--  $   98 $   162    $   260
Separate account liabilities................      $   1,448     $--  $1,448 $    --    $ 1,448

 The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


 Mortgage Loans

   The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates and funds withheld. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities. For funds withheld, the Company evaluates the specific facts and circumstances of each instrument to determine the appropriate estimated fair values. These estimated fair values were not materially different from the recognized carrying values.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Fair Value (continued)


   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The goodwill impairment process requires a comparison of the estimated fair value of a reporting unit to its carrying value. The Company tests goodwill for impairment by either performing a qualitative assessment or a two-step quantitative test. The qualitative assessment is an assessment of historical information and relevant events and circumstances to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. The Company may elect not to perform the qualitative assessment for some or all of its reporting units and perform a two-step quantitative impairment test. In performing the two-step quantitative impairment test, the Company may use a market multiple valuation approach and a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  For the 2014 annual goodwill impairment tests, the Company utilized the qualitative assessment for its Corporate Benefit Funding reporting unit and determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore no further testing was needed for this reporting

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)

unit. For the Retail Annuities reporting unit, for which goodwill was held at MLIIC prior to the Mergers, the Company utilized a market multiple valuation approach and determined that goodwill was not impaired.

  As a result of the Mergers (see Note 3) and the segment reporting changes discussed below, goodwill was re-tested for impairment during the fourth quarter of 2014. For the Corporate Benefit Funding reporting unit an updated qualitative assessment was performed and the Company determined it was not more than likely that the fair value of the reporting unit was less than its carrying amount, and, therefore, no further testing was needed for this reporting unit. For the Retail Annuities reporting unit, the Company performed a two-step quantitative impairment test comprised of a market multiple valuation and a discounted cash flow valuation and both approaches resulted in a fair value that was less than the carrying value, indicating a potential impairment. As a result, Step 2 of the goodwill impairment process was performed, which compares the implied fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the recorded goodwill associated with this reporting unit was not recoverable. Therefore, the Company recorded a non-cash charge of $33 million with no income tax impact for the impairment of the entire goodwill balance that is reported in goodwill impairment in the consolidated statements of operations for the year ended December 31, 2014.

  Effective January 1, 2015, the Company implemented certain segment reporting changes related to the measurement of segment operating earnings. The changes will be applied retrospectively beginning with the first quarter of 2015 and will not impact total consolidated operating earnings or net income. These changes include revising the Company's capital allocation methodology. As a result, re-testing of goodwill for the Corporate Benefit Funding and Retail Annuities reporting units, discussed above, was performed using the estimated revised carrying amounts of the reporting units.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......       --        --          --       --
                                   -------- --------- ----------- --------
      Total goodwill, net......... $    274    $  307    $    405 $    986

     Impairments (2)..............    (218)        --       (176)    (394)

     Balance at December 31, 2012
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (218)        --       (176)    (394)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     56    $  307    $    229 $    592
     Impairments (3)..............     (23)        --        (43)     (66)
     Balance at December 31, 2013
     Goodwill..................... $    274    $  307    $    405 $    986
     Accumulated impairment.......    (241)        --       (219)    (460)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     33    $  307    $    186 $    526
     Dispositions (4).............       --     (112)          --    (112)
     Impairments..................     (33)        --          --     (33)
     Balance at December 31, 2014
     Goodwill..................... $    274    $  195    $    405 $    874
     Accumulated impairment.......    (274)        --       (219)    (493)
                                   -------- --------- ----------- --------
      Total goodwill, net......... $     --    $  195    $    186 $    381
                                   ======== ========= =========== ========

--------

(1)For purposes of goodwill impairment testing in 2014, the $186 million of net goodwill in Corporate & Other at December 31, 2013 did not change. This balance resulted from goodwill acquired as part of the 2005 Travelers acquisition and was allocated to the Corporate Benefit Funding segment.

(2)In connection with its annual goodwill impairment testing, the Company determined that recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment in the consolidated statements of operations for the year ended December 31, 2012.

(3)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail
   Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013.

(4)In connection with the sale of MAL, goodwill in the Corporate Benefit Funding reporting unit was reduced by $112 million during the year ended December 31, 2014. See Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Corporate Benefit Funding reporting unit.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


12. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2014     2013
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated (1)....   8.60%      2038 $    750 $    750
    Long-term debt -- affiliated (2)...   6.80%      2014       --       75
    Long-term debt -- unaffiliated (3).   7.03%      2030       39       40
                                                          -------- --------
     Total long-term debt (4)..........                   $    789 $    865
                                                          ======== ========

--------

(1)Payments of interest and principal on affiliated surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

(2)In December 2014, MetLife USA repaid at maturity its $75 million 6.80% affiliated notes.

(3)Principal and interest is paid quarterly.

(4)Excludes $139 million and $1.5 billion of long-term debt relating to CSEs at December 31, 2014 and 2013, respectively. See Note 8.

  The aggregate maturities of long-term debt at December 31, 2014 are $1 million in each of 2015, 2016, and 2017, $2 million in each of 2018 and 2019 and $782 million thereafter.

  Interest expense related to the Company's indebtedness is included in other expenses and was $73 million for each of the years ended December 31, 2014 and 2013, and interest expense was $154 million for the year ended December 31, 2012.

Letters of Credit

  The Company had access to credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees expensed associated with letters of credit were $13 million, $27 million and $33 million for the years ended December 31, 2014, 2013 and 2012, respectively, and were included in other expenses. At December 31, 2014, the Company had $2 million in letters of credit outstanding. Remaining availability was $3.3 billion at December 31, 2014.

13. Equity

  See Note 3 for a discussion on the Mergers.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Common Stock

  In August 2014, MetLife Insurance Company of Connecticut redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group LLC.

Capital Contributions

  In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

  In December and June 2012, Exeter received capital contributions of $550 million and $250 million, respectively, in cash from MetLife, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger levels or ratios are classified by certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife USA was in excess of 350% for all periods presented.

  MetLife USA prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by MetLife USA are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  The Delaware Department of Insurance approved two statutory accounting permitted practices for MetLife USA. For December 31, 2013, MetLife USA applied a U.S. GAAP reserving methodology for certain foreign blocks of business held by Exeter prior to the Mergers. These blocks of business were recaptured by the counterparties prior to the Mergers and are, therefore, not included in MetLife USA's statutory reserves as of December 31, 2014. In addition, the Delaware Department of Insurance granted permission for MetLife USA not

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

to calculate, record or disclose the effect of this permitted practice on statutory surplus and net income. Additionally, the Delaware Department of Insurance granted approval for MetLife USA to present the statutory conversion of Exeter's capital and surplus accounts, which have been historically reported under U.S. GAAP, as an adjustment to MetLife USA's gross paid-in and contributed surplus in a manner similar to a quasi-reorganization for all periods presented. This permitted practice had the effect of decreasing gross paid-in and contributed surplus and increasing unassigned funds for MetLife USA by $4.4 billion for the year ended December 31, 2013 with no net effect on overall capital and surplus.

  The tables below present amounts from MetLife USA, which are derived from the most recent statutory-basis financial statements as filed with the Delaware Department of Insurance.

  Statutory net income (loss) was as follows:

                                                Years Ended December 31,
                                                ------------------------
             Company          State of Domicile  2014     2013    2012
             ---------------- ----------------- ------   ------   ----
                                                  (In millions)
             MetLife USA (1).     Delaware      $1,543   $3,358   $848

--------

(1)Statutory net income (loss) for the year ended December 31, 2012 is as filed with the Connecticut Insurance Department by MetLife Insurance Company of Connecticut and does not reflect the results of the Mergers.

  Statutory capital and surplus was as follows at:

                                        December 31,
                                    ---------------------
                       Company         2014       2013
                       ------------ ---------- ----------
                                        (In millions)
                       MetLife USA. $    6,042 $    3,566

  As of December 31, 2013, the Company's sole foreign insurance subsidiary, MAL, was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million in the most recent capital adequacy calculation for the jurisdiction as of December 31, 2013. MAL exceeded the minimum capital and solvency requirements for all other periods presented. See
Note 4 for information on the disposal of MAL.

Dividend Restrictions

  Under Delaware State Insurance Law, MetLife USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MetLife USA will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)

Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2014, MetLife USA did not pay a dividend.

  The following dividends were paid prior to the Mergers:

 . During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to MetLife, Inc. of $1.0 billion.

 . During the year ended December 31, 2013, MLIIC paid a dividend to MetLife, Inc. of $129 million.

 . During the years ended December 31, 2014 and 2013, Exeter paid dividends to MetLife, Inc. of $155 million and $132 million, respectively.

  Based on amounts at December 31, 2014, MetLife USA could pay a dividend to MetLife, Inc. in 2015 of $3.0 billion without prior approval of the Delaware Commissioner.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                         Unrealized
                                                      Investment Gains      Unrealized     Foreign Currency
                                                      (Losses), Net of   Gains (Losses) on   Translation
                                                     Related Offsets (1)    Derivatives      Adjustments      Total
                                                     ------------------- ----------------- ---------------- ----------
                                                                                   (In millions)
Balance at January 1, 2012..........................          $    1,815         $     156       $    (116) $    1,855
OCI before reclassifications........................               1,035                 6              101      1,142
Deferred income tax benefit (expense)...............               (380)               (1)                2      (379)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,470               161             (13)      2,618
Amounts reclassified from AOCI......................                (94)               (3)               --       (97)
Deferred income tax benefit (expense)...............                  34                 1               --         35
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (60)               (2)               --       (62)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2012........................               2,410               159             (13)      2,556
OCI before reclassifications........................             (2,163)             (195)               54    (2,304)
Deferred income tax benefit (expense)...............                 714                68              (2)        780
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...                 961                32               39      1,032
Amounts reclassified from AOCI......................                (69)              (11)               --       (80)
Deferred income tax benefit (expense)...............                  24                 4               --         28
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (45)               (7)               --       (52)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2013........................                 916                25               39        980
OCI before reclassifications........................               2,301               242             (56)      2,487
Deferred income tax benefit (expense)...............               (707)              (85)                4      (788)
                                                     ------------------- ----------------- ---------------- ----------
  OCI before reclassifications, net of income tax...               2,510               182             (13)      2,679
Amounts reclassified from AOCI......................                (28)                 2               --       (26)
Deferred income tax benefit (expense)...............                   8               (1)               --          7
                                                     ------------------- ----------------- ---------------- ----------
  Amounts reclassified from AOCI, net of income tax.                (20)                 1               --       (19)
                                                     ------------------- ----------------- ---------------- ----------
Sale of subsidiary (2)..............................               (320)                --                6      (314)
Deferred income tax benefit (expense)...............                  80                --               --         80
                                                     ------------------- ----------------- ---------------- ----------
  Sale of subsidiary, net of income tax.............               (240)                --                6      (234)
                                                     ------------------- ----------------- ---------------- ----------
Balance at December 31, 2014........................          $    2,250         $     183       $      (7) $    2,426
                                                     =================== ================= ================ ==========

--------

(1)See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2)See Note 4.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

13. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                             Consolidated Statement of Operations and
AOCI Components                               Amounts Reclassified from AOCI  Comprehensive Income (Loss) Locations
-------------------------------------------   -----------------------------  ----------------------------------------
                                                Years Ended December 31,
                                              -----------------------------
                                                2014       2013      2012
                                              ---------  --------- ---------
                                                      (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment
   gains(losses)............................. $      13  $      50 $      99      Net investment gains (losses)
  Net unrealized investment gains
   (losses)..................................        11         17         7      Net investment income
  Net unrealized investment gains
   (losses)..................................         4          2      (12)      Net derivative gains (losses)
                                              ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax.............        28         69        94
    Income tax (expense) benefit.............       (8)       (24)      (34)
                                              ---------  --------- ---------
     Net unrealized investment gains
      (losses), net of income tax............ $      20  $      45 $      60
                                              =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps........................ $       1  $      -- $      --      Net derivative gains (losses)
  Interest rate swaps........................         1          1        --      Net investment income
  Interest rate forwards.....................         1          9         1      Net derivative gains (losses)
  Interest rate forwards.....................         1          1         1      Net investment income
  Foreign currency swaps.....................       (6)         --         1      Net derivative gains (losses)
                                              ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.......................       (2)         11         3
    Income tax (expense) benefit.............         1        (4)       (1)
                                              ---------  --------- ---------
     Gains (losses) on cash flow
      hedges, net of income tax.............. $     (1)  $       7 $       2
                                              =========  ========= =========
       Total reclassifications, net of
        income tax........................... $      19  $      52 $      62
                                              =========  ========= =========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14.  Other Expenses

  Information on other expenses was as follows:

                                                             Years Ended December 31,
                                                            --------------------------
                                                              2014     2013     2012
                                                            -------- -------- --------
                                                                  (In millions)
Compensation............................................... $    320 $    358 $    410
Commissions................................................      492      700    1,007
Volume-related costs.......................................      170      165      196
Affiliated interest costs on ceded and assumed reinsurance.      325      212      271
Capitalization of DAC......................................    (279)    (512)    (908)
Amortization of DAC and VOBA...............................      990      205      734
Interest expense on debt...................................      109      195      317
Premium taxes, licenses and fees...........................       53       59       64
Professional services......................................       58       42       26
Rent and related expenses..................................       41       31       38
Other......................................................      475      482      481
                                                            -------- -------- --------
 Total other expenses...................................... $  2,754 $  1,937 $  2,636
                                                            ======== ======== ========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 6 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt

  Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


15. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2014     2013      2012
                                                   -------- --------- ---------
                                                          (In millions)
Current:
 Federal.......................................... $  (364) $   (271) $   (590)
 Foreign..........................................        6         8      (10)
                                                   -------- --------- ---------
   Subtotal.......................................    (358)     (263)     (600)
                                                   -------- --------- ---------
Deferred:
 Federal..........................................      355       682     (232)
 Foreign..........................................      (2)        18        19
                                                   -------- --------- ---------
   Subtotal.......................................      353       700     (213)
                                                   -------- --------- ---------
     Provision for income tax expense (benefit)... $    (5) $     437 $   (813)
                                                   ======== ========= =========

  The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Income (loss) from continuing operations:
   Domestic............................................... $  (174)           $  1,724          $    (531)
   Foreign................................................      464              (146)             (1,341)
                                                           --------           --------          ----------
     Total................................................ $    290           $  1,578          $  (1,872)
                                                           ========           ========          ==========
    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:
                                                             Years Ended December 31,
                                                           --------------------------------------------------------
                                                             2014               2013               2012
                                                           --------           --------          ----------
                                                                  (In millions)
  Tax provision at U.S. statutory rate.................... $    102           $    551          $    (654)
  Tax effect of:
   Dividend received deduction............................    (114)               (93)                (81)
   Tax-exempt income......................................       --                 --                 (1)
   Prior year tax.........................................     (20)                (6)                   6
   Tax credits............................................     (14)               (11)                 (9)
   Foreign tax rate differential..........................       --                (2)                  13
   Change in valuation allowance..........................       --                 --                  22
   Goodwill impairment....................................       12                 13               (109)
   Sale of subsidiary.....................................       24               (24)                  --
   Other, net.............................................        5                  9                  --
                                                           --------           --------          ----------
     Provision for income tax expense (benefit)........... $    (5)           $    437          $    (813)
                                                           ========           ========          ==========

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                             December 31,
                                                  -----------------------------------
                                                         2014              2013
                                                  ------------------ ----------------
                                                             (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables........ $            1,836 $          1,872
 Net operating loss carryforwards................                 --               89
 Investments, including derivatives..............                 --              179
 Tax credit carryforwards........................                149              130
 Other...........................................                 40                9
                                                  ------------------ ----------------
   Total deferred income tax assets..............              2,025            2,279
                                                  ------------------ ----------------
Deferred income tax liabilities:
 Investments, including derivatives..............                372               --
 Intangibles.....................................                519              531
 Net unrealized investment gains.................              1,296              591
 DAC.............................................              1,176            1,310
 Other...........................................                 --               98
                                                  ------------------ ----------------
   Total deferred income tax liabilities.........              3,363            2,530
                                                  ------------------ ----------------
     Net deferred income tax asset (liability)... $          (1,338) $          (251)
                                                  ================== ================

   The following table sets forth the general business credits, foreign tax credits, and other tax credit carryforwards for tax purposes at December 31, 2014.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                  General Business Credits Foreign Tax Credits   Other
                  ------------------------ ------------------- ----------
                                       (In millions)
      Expiration
      2015-2019..                       --                  --         --
      2020-2024..                       --                  32         --
      2025-2029..                       --                  --         --
      2030-2034..                        6                  --         --
      Indefinite.                       --                  --        101
                  ------------------------ ------------------- ----------
                                  $      6           $      32 $      101
                  ======================== =================== ==========

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife, Inc.'s life/non-life consolidated federal tax return for the five years subsequent to MetLife, Inc.'s July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife Inc. tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


   The Company participates in a tax sharing agreement with MetLife Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due to (from) affiliates included ($537) million, ($400) million and ($406) million for the years ended December 31, 2014, 2013 and 2012, respectively.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007, except for 2003 through 2006 where the IRS disallowance relates predominantly to tax policyholder liability deductions and the Company continues to protest.

   During June 2014, the IRS concluded its audit of the Company's tax returns for the years 2003 through 2006 and issued a Revenue Agent's report. The Company agreed with certain tax adjustments and filed a protest in July 2014 for other tax adjustments. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2003 through 2006 is not expected to have a material impact on the Company's financial statements.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                          Years Ended December 31,
                                                                          ------------------------
                                                                           2014    2013     2012
                                                                          ------- ------- --------
                                                                               (In millions)
Balance at January 1,.................................................... $    26 $   (1) $     29
Additions for tax positions of prior years...............................      15      28       46
Reductions for tax positions of prior years..............................     (5)     (1)     (76)
Additions for tax positions of current year..............................       2       1        9
Reductions for tax positions of current year.............................      --     (1)      (9)
                                                                          ------- ------- --------
Balance at December 31,.................................................. $    38 $    26 $    (1)
                                                                          ======= ======= ========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    28 $    26 $    (1)
                                                                          ======= ======= ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Income Tax (continued)


  Interest was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2014     2013    2012
                                                                  -------  ------ --------
                                                                       (In millions)
Interest recognized in the consolidated statements of operations. $    --  $    2 $    (9)

                                                                            December 31,
                                                                           ---------------
                                                                            2014    2013
                                                                           ------ --------
                                                                            (In millions)
Interest included in other liabilities in the consolidated balance sheets. $    2 $      2

   The Company had no penalties for the years ended December 31, 2014, 2013 and 2012.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2014 and 2013, the Company recognized an income tax benefit of $135 million and $106 million, respectively, related to the separate account DRD. The 2014 benefit included a benefit of $21 million related to a true-up of the 2013 tax return. The 2013 benefit included a benefit of $13 million related to a true-up of the 2012 tax return.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

 will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2014.

  Matters as to Which an Estimate Can Be Made

   For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Litigation

   On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County), alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has appealed the dismissal order.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2014    2013
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    13 $    11
  Premium tax offsets currently available for paid assessments.      13      10
  Receivable for reimbursement of paid assessments (1).........      --       5
                                                                ------- -------
                                                                $    26 $    26
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    18 $    20
                                                                ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $36 million and $153 million at December 31, 2014 and 2013, respectively.

  Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $918 million and $1.0 billion at December 31, 2014 and 2013, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2014 and 2013, the Company had agreed to fund up to $32 million and $61 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $57 million and $74 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million at both December 31, 2014 and 2013. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

16. Contingencies, Commitments and Guarantees (continued)

account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2014 and 2013. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

17. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.8 billion for the years ended December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $266 million, $247 million and $213 million for the years ended
December 31, 2014, 2013 and 2012, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $202 million, $211 million and $190 million for the years ended December 31, 2014, 2013 and 2012, respectively.

  The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of $26 million and ($206) million at December 31, 2014 and 2013, respectively.

  See Notes 7, 8, 9 and 12 for additional information on related party transactions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2014

                                 (In millions)

                                                                                     Amount at Which Shown on
                                     Cost or Amortized Cost (1) Estimated Fair Value      Balance Sheet
Types of Investments                 -------------------------- -------------------- ------------------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency
     securities.....................            $        14,147     $    15,826                 $      15,826
   Public utilities.................                      3,100           3,490                         3,490
   State and political subdivision
     securities.....................                      2,180           2,592                         2,592
   Foreign government securities....                        607             741                           741
   All other corporate bonds........                     16,967          18,267                        18,267
                                     -------------------------- -------------------- ------------------------
     Total bonds....................                     37,001          40,916                        40,916
 Mortgage-backed and asset-backed
   securities.......................                      9,041           9,322                         9,322
 Redeemable preferred stock.........                        381             459                           459
                                     -------------------------- -------------------- ------------------------
       Total fixed maturity
         securities.................                     46,423          50,697                        50,697
                                     -------------------------- -------------------- ------------------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all
   other............................                        176             233                           233
 Non-redeemable preferred stock.....                        224             226                           226
                                     -------------------------- -------------------- ------------------------
     Total equity securities........                        400             459                           459
                                     -------------------------- -------------------- ------------------------
Mortgage loans......................                      5,839                                         5,839
Policy loans........................                      1,194                                         1,194
Real estate and real estate joint
  ventures..........................                        894                                           894
Other limited partnership interests.                      2,234                                         2,234
Short-term investments..............                      1,232                                         1,232
Other invested assets...............                      4,531                                         4,531
                                     --------------------------                      ------------------------
        Total investments...........            $        62,747                                 $      67,080
                                     ==========================                      ========================

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                      Future Policy
                             DAC    Benefits and Other
                             and      Policy-Related     Policyholder       Unearned       Unearned
Segment                      VOBA        Balances      Account Balances Premiums (1), (2) Revenue (1)
-------------------------- -------- ------------------ ---------------- ----------------- -----------
2014
Retail.................... $  4,824          $  14,184        $  28,790             $   9        $203
Corporate Benefit Funding.        5             10,849            6,695                --           1
Corporate & Other.........       61              6,766                1                 5          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,890          $  31,799        $  35,486             $  14        $204
                           ======== ================== ================ ================= ===========
2013
Retail.................... $  5,659          $  13,156        $  27,864             $   9        $286
Corporate Benefit Funding.        6             14,270            8,357                --           2
Corporate & Other.........       26              7,307            1,168                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  5,691          $  34,733        $  37,389             $  13        $288
                           ======== ================== ================ ================= ===========
2012
Retail.................... $  4,796          $  11,909        $  32,640             $   9        $277
Corporate Benefit Funding.        8             15,078            9,093                --           2
Corporate & Other.........       --              7,235            2,647                 4          --
                           -------- ------------------ ---------------- ----------------- -----------
 Total.................... $  4,804          $  34,222        $  44,380             $  13        $279
                           ======== ================== ================ ================= ===========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                       Policyholder Benefits
                      Premiums and                        and Claims and     Amortization of
                   Universal Life and                    Interest Credited    DAC and VOBA
                     Investment-Type   Net Investment     to Policyholder      Charged to    Other Operating
Segment            Product Policy Fees     Income        Account Balances    Other Expenses   Expenses (1)
------------------ ------------------- --------------  --------------------- --------------- ---------------
2014
Retail............          $    4,094       $  1,947           $      3,168       $     966       $   1,506
Corporate Benefit
  Funding.........                   9            908                    603               2              39
Corporate & Other.                 242           (186)                    55              22             219
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    4,345       $  2,669           $      3,826       $     990       $   1,764
                   =================== ==============  ===================== =============== ===============
2013
Retail............          $    3,385       $  1,906           $      3,444       $     199       $   1,457
Corporate Benefit
  Funding.........                 219          1,139                    858               5              34
Corporate & Other.                 215            (46)                    13               1             241
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    3,819       $  2,999           $      4,315       $     205       $   1,732
                   =================== ==============  ===================== =============== ===============
2012
Retail............          $    3,361       $  1,725           $      3,120       $     721       $   1,507
Corporate Benefit
  Funding.........                 658          1,146                  1,322              10              36
Corporate & Other.               1,210            189                  1,160               3             359
                   ------------------- --------------  --------------------- --------------- ---------------
 Total............          $    5,229       $  3,060           $      5,602       $     734       $   1,902
                   =================== ==============  ===================== =============== ===============

--------

(1)Includes other expenses, excluding amortization of DAC and VOBA charged to other expenses.

                         MetLife Insurance Company USA
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2014, 2013 and 2012

                                 (In millions)

                                                                               % Amount
                               Gross Amount   Ceded     Assumed  Net Amount Assumed to Net
                               ------------ ---------- --------- ---------- --------------
2014
Life insurance in-force.......   $  489,194 $  450,342 $  52,728  $  91,580          57.6%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,995 $      943 $      94  $   1,146           8.2%
Accident and health insurance.          231        225        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,226 $    1,168 $      94  $   1,152           8.2%
                               ============ ========== ========= ==========
2013
Life insurance in-force.......   $  467,458 $  428,842 $  10,931  $  49,547          22.1%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,356 $      746 $      73  $     683          10.6%
Accident and health insurance.          234        228        --          6             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    1,590 $      974 $      73  $     689          10.6%
                               ============ ========== ========= ==========
2012
Life insurance in-force.......   $  429,738 $  389,156 $  11,387  $  51,969          21.9%
                               ============ ========== ========= ==========
Insurance premium
Life insurance (1)............   $    1,827 $      581 $     962  $   2,208          43.5%
Accident and health insurance.          248        241        --          7             --
                               ------------ ---------- --------- ----------
 Total insurance premium......   $    2,075 $      822 $     962  $   2,215          43.5%
                               ============ ========== ========= ==========

--------

(1)Includes annuities.

  For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively. For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $270.0 billion and $10.0 billion, respectively, and life insurance premiums of $638 million and $28 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.3 billion and $10.6 billion, respectively, and life insurance premiums of $477 million and $912 million, respectively.

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                                     PART C



                               OTHER INFORMATION
                               -----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements


The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm



2. Statements of Assets and Liabilities as of December 31, 2014


3. Statements of Operations for the year ended December 31, 2014


4. Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013



5. Notes to the Financial Statements


The consolidated financial statements and financial statement schedules of the Company are included in Part B hereof and include:


1. Report of Independent Registered Public Accounting Firm



2. Consolidated Balance Sheets as of December 31, 2014 and 2013


3. Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012




4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012


5. Consolidated Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012


6. Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012



7. Notes to the Consolidated Financial Statements



8. Financial Statement Schedules



b. Exhibits

   1(a). Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (1)

   1(b). Resolution of MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund BD for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (2)

   2.          Not Applicable

   3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (3)

   3(b).       Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (4)

   3(c).       Master Retail Sales Agreement (MLIDC). (4)

   3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (5)


   4(i)        Form of Modified Single Premium Deferred Variable Annuity
               Contract (14)


   4(ii)       Form of Contract Schedule 6-C200-1 (11/14) (14)

   4(iii) Form of Contract Schedule (Preservation and Growth Rider) 6-CGMAB-1 (11/14) (14)

   4(iv)       Form of Roth Individual Retirement Annuity Endorsement
               ICC14-6-E-5 (14)

   4(v)        Form of Individual Retirement Annuity Endorsement ICC14-6-E-6
               (14)

   4(vi)       Form of Non-Qualified Annuity Endorsement ICC14-6-E-7 (14)

   4(vii)      Form of Unisex Annuity Rates Endorsement ICC14-6-E-9 (14)

   4(viii)     Form of Death Benefit Rider ICC14-6-ROP (14)

   5(i). Form of Variable Annuity Application MAA-APP (07/14) MAA-NC (11/14) Fs (14)

   5(ii). Form of Variable Annuity Application ICC14-MAA (06/14) MAA (11/14) Fs (14)

   6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (7)

   6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (7)

   6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (8)

   6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (9)

   6(e) Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (Formerly known as The Travelers Insurance Company) June 1, 2012. (6)

   7(a). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)

   7(b). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (10)


   7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective January 1, 2014) (15)


   7(c)(i). Variable Annuity Death Benefit Reinsurance Agreement Effective June 1, 1997 between The Travelers Insurance Company and Connecticut General Life Insurance Company, Amendment Nos. 1 and 2, and Notice Letter of termination of new business. (10)

   7(c)(ii).   Variable Annuity Death Benefit Reinsurance Agreement Effective
               June 1, 1997 between The Travelers Life and Annuity Company and
               Connecticut General Life Insurance Company, Amendment Nos. 1 and
               2, and Notice Letter of termination of new business. (10)


   7(d)(i). Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company Effective June 1, 1994, Amendment Nos. 1 through 4, and Confidentiality Addendum. (10)

   7(d)(ii).   Automatic Annuity Reinsurance Agreement between The Travelers
               Life and Annuity Company and Transamerica Occidental Life
               Insurance Company Effective July 1, 1995, Amendment Nos. 1
               through 3, and Confidentiality Addendum. (10)


   7(e)(i). Automatic Reinsurance Agreement between The Travelers Insurance Company and North American Reassurance Company (now known as Swiss Re Life Company America) (effective June 1, 1994), and Amendment Nos. 1 through 6 and Amendment Nos. 8 and 9, Notice Letter termination of new business, Amendment Nos. 10 through 21.
               (10)

   7(e)(ii).   Automatic Reinsurance Agreement between The Travelers Life and
               Annuity Company and Swiss Re Life Company America (effective
               July 1, 1995), Amendment Nos. 1 through 4, Amendment Nos. 6 and
               7, Notice Letter of termination of new business, Amendment Nos. 8 through 11 and Amendment Nos. 17 through 19. (10)

   7(f) Service Agreement and Indemnity Combination and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company Treaty #20176 (effective January 1, 2014). (11)

   7(g) Amended and Restated Indemnity Retrocession Agreement Coverage effective April 1, 2006 between MetLife Insurance Company USA and Catalyst Re. Ltd. (15)


   8. (i)(a).  Amended and Restated Participation Agreement Among The Travelers
               Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004 and June 18, 2007.) (12)

   (ii). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (13)

   9.          Opinion of Counsel (14)

   10. Consent of Independent Registered Public Accounting Firm (filed herewith)

   11.         Not Applicable.

   12.         Not Applicable.


   13.         Powers of Attorney for Eric T. Steigerwalt, Elizabeth M.
               Forget, Gene L. Lunman, Peter M. Carlson and Anant Bhalla (filed herewith)



   (1) Incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.



   (2)         Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4/A, File Nos.333-152199/811-21262, filed November 20, 2008.



   (3) Incorporated herein by reference to Post-Effective Amendment No 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152199/811-21262, filed April 8, 2009.



   (4) Incorporated herein by reference to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.



   (5) Incorporated herein by reference to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File
               Nos.033-73466/811-08242, filed April 7, 2008.



   (6) Incorporated herein by reference to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 3, 2013.



   (7) Incorporated herein by reference to the registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.



   (8)         Incorporated herein by reference to Post-Effective Amendment
               No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465 filed April 6, 2006.


   (9) Incorporated herein by reference to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.



   (10) Incorporated herein by reference Post-Effective Amendment No.4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos.333-152189/811-21262, filed April 4, 2012.



   (11) Incorporated herein by reference to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 4, 2014.

   (12) Incorporated herein by reference to Post-Effective Amendment No 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.



   (13) Incorporated herein by reference to Post-Effective Amendment No 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.


   (14)        Incorporated herein by reference to Pre-Effective Amendment No.
               1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-197658/811-21262, filed on October 31, 2014.


   (15) Incorporated herein by reference to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the officers and directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------
Eric T. Steigerwalt                     Chairman of the Board, President and Chief Executive Officer and
Gragg Building                          Director
11225 North Community House Road
Charlotte, NC 28277



Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Anant Bhalla                       Senior Vice President and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Peter M. Carlson                   Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036



Steven J. Goulart                  Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962



Robin Lenna                        Executive Vice President
200 Park Avenue, 12th floor
New York, NY 10166



Marlene B. Debel                   Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                      Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Steven J. Brash                   Senior Vice President
227 46th Floor Park Avenue
New York, NY 10172



Adam M. Hodes                      Senior Vice President
1095 Avenue of the Americas
New York, NY 10036



Stewart M. Ashkenazy               Vice President and Senior Actuary and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036



Andrew Kaniuk                      Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807



Lisa S. Kuklinski                  Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036



Mark S. Reilly                     Vice President and Illustration Actuary
Woodward Building
11215 North Community House Road
Charlotte, NC 28777



Steven G. Sorrentino               Vice President and Actuary and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807



Robert L. Staffier, Jr.            Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Jacob M. Jenkelowitz               Secretary
1095 Avenue of the Americas
New York, NY 10036



S. Peter Headley                   Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Park, KS 66210



Christopher A. Kremer              Vice President and Actuary
One Financial Center, 21st Floor
Boston, MA 02111



Ricardo A. Anzaldua                General Counsel
1095 Avenue of the Americas
New York, NY 10036



Jason P. Manske                    Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Henry K. Sulikowski, Jr.           Vice President and Actuary
18210 Crane Nest Drive
Tampa, FL 33647



Andrew T. Aoyama                   Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumias            Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962



John J Iwanicki           Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Karen A. Johnson                    Vice President
One Financial Center, 21st Floor
Boston, MA 02111



Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koerger           Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



John P. Kyne, III                   Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



James J. Reilly                 Vice President
One Financial Center Center,
21st Floor
Boston, MA 02111



Cynthia A. Mallett Kosawkowski      Vice President
One Financial Center, 20th Floor
Boston, MA 02111

Timothy J. McLinden     Vice President
277 Park Avenue
New York, NY 10172



Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2015, there were 221,518 owners of qualified contracts and 52,807 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):
       Met Investors Series Trust
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       Metropolitan Life Variable Annuity Separate Account II
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------
Elizabeth M. Forget                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Paul A. LaPiana                     Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                Director and Senior Vice President
1 MetLife Plaza
2701 Queens Plaza North
Long Island City, NY 11101



Lance Carlson                  President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101



Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Barbara A. Dare                     Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John P. Kyne, III                   Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



John G. Martinez          Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647



Tyla L. Reynolds         Vice President and Secretary
600 North King Street
Wilmington, DE 19801



Marlene B. Debel               Treasurer
1095 Avenue of the Americas
New York, NY 10036

   (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $43,885,979        $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

Registrant

MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110

MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


MetLife Insurance Company USA, 11225 North Community House Road, Charlotte, NC 28277


MetLife, 18210 Crane Nest Dr., Tampa, FL 33647

MetLife, One Financial Center, Boston, MA 02111

MetLife, 200 Park Avenue, New York, NY 10166


Fidelity, 82 Devonshire Street, Boston, MA 02109

MetLife, 1095 Avenue of the Americas, New York, NY 10036



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Charlotte, and State of North Carolina, on this 8th day of April, 2015.

         METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         METLIFE INSURANCE COMPANY USA
                                  (Depositor)


                                 By:  /s/ Elizabeth M. Forget
                                      ------------------------------------------
                                      Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 8th day of April, 2015.

   /s/ *ERIC T. STEIGERWALT          Chairman of the Board, President, Chief
-----------------------------        Executive Officer and a Director
   (Eric T. Steigerwalt)

     /s/ *ANANT BHALLA               Senior Vice President and Chief Financial
-----------------------------        Officer
       (Anant Bhalla)

    /s/ *PETER M. CARLSON            Executive Vice President and Chief
-----------------------------        Accounting Officer
      (Peter M. Carlson)

  /s/ *ELIZABETH M. FORGET           Director and Senior Vice President
-----------------------------
    (Elizabeth M. Forget)

     /s/ *GENE L. LUNMAN             Director and Senior Vice President
-----------------------------
       (Gene L. Lunman)


                                *By: /s/ Michele H. Abate
                                     ----------------------------------
                                     Michele H. Abate, Attorney-in-Fact

*MetLife Insurance Company USA. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               Index to Exhibits

10.     Consent of Independent Registered Public Accounting Firm

13.     Powers of Attorney